UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2022

Item 1.

Reports to Stockholders

Fidelity Advisor® Value Strategies Fund

Semi-Annual Report

May 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2022

% of fund's net assets
Canadian Natural Resources Ltd.	3.3
Cigna Corp.	2.4
Hess Corp.	2.3
Cheniere Energy, Inc.	1.9
Equity Lifestyle Properties, Inc.	1.8
Edison International	1.7
CubeSmart	1.7
Builders FirstSource, Inc.	1.6
Cushman & Wakefield PLC	1.6
Dollar Tree, Inc.	1.6
19.9

Market Sectors as of May 31, 2022

% of fund's net assets
Industrials	17.8
Financials	15.8
Energy	11.0
Consumer Discretionary	10.5
Materials	9.1
Health Care	8.1
Utilities	8.0
Real Estate	7.9
Information Technology	4.8
Consumer Staples	3.6
Communication Services	2.5

Asset Allocation (% of fund's net assets)

As of May 31, 2022 *
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

* Foreign investments - 16.1%

Geographic Diversification (% of fund's net assets)

As of May 31, 2022
United States of America*	83.9%
Canada	6.1%
Bermuda	3.9%
United Kingdom	2.2%
Ireland	1.8%
Singapore	1.0%
France	0.6%
Luxembourg	0.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.5%
Interactive Media & Services - 0.5%
Ziff Davis, Inc. (a)	106,600	$8,138
Media - 2.0%
Interpublic Group of Companies, Inc.	372,600	12,009
Liberty Broadband Corp. Class C (a)	50,400	6,309
Nexstar Broadcasting Group, Inc. Class A	64,400	11,284
		29,602

TOTAL COMMUNICATION SERVICES		37,740

CONSUMER DISCRETIONARY - 10.5%
Auto Components - 1.2%
Adient PLC (a)	248,400	8,791
Autoliv, Inc.	120,100	9,618
		18,409
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	432,314	14,102
Hotels, Restaurants & Leisure - 0.6%
Caesars Entertainment, Inc. (a)	184,800	9,271
Household Durables - 1.5%
Mohawk Industries, Inc. (a)	102,000	14,429
Taylor Morrison Home Corp. (a)	319,400	9,253
		23,682
Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	213,300	10,381
Leisure Products - 0.5%
Mattel, Inc. (a)	334,900	8,413
Multiline Retail - 2.4%
Dollar Tree, Inc. (a)	148,800	23,857
Nordstrom, Inc. (b)	457,200	12,084
		35,941
Specialty Retail - 2.7%
Bath & Body Works, Inc. (b)	162,700	6,674
Gap, Inc. (b)	621,500	6,855
Rent-A-Center, Inc.	305,700	8,419
Sally Beauty Holdings, Inc. (a)(b)	435,700	6,605
Victoria's Secret & Co. (a)(b)	293,100	12,079
		40,632

TOTAL CONSUMER DISCRETIONARY		160,831

CONSUMER STAPLES - 3.6%
Beverages - 0.8%
Primo Water Corp.	853,600	12,224
Food & Staples Retailing - 0.9%
U.S. Foods Holding Corp. (a)	431,300	14,285
Food Products - 1.9%
Bunge Ltd.	65,000	7,691
Darling Ingredients, Inc. (a)	262,522	21,020
		28,711

TOTAL CONSUMER STAPLES		55,220

ENERGY - 11.0%
Energy Equipment & Services - 2.2%
Halliburton Co.	411,600	16,670
Liberty Oilfield Services, Inc. Class A (a)	987,400	16,065
		32,735
Oil, Gas & Consumable Fuels - 8.8%
Canadian Natural Resources Ltd. (b)	761,600	50,402
Cheniere Energy, Inc.	213,000	29,132
Hess Corp.	279,600	34,410
Tourmaline Oil Corp.	334,700	20,661
		134,605

TOTAL ENERGY		167,340

FINANCIALS - 15.8%
Banks - 2.3%
East West Bancorp, Inc.	132,600	9,751
First Citizens Bancshares, Inc. (b)	19,700	13,798
Signature Bank	51,100	11,051
		34,600
Capital Markets - 3.7%
Ameriprise Financial, Inc.	77,600	21,439
Lazard Ltd. Class A	347,800	12,263
LPL Financial	116,200	22,797
		56,499
Consumer Finance - 1.8%
OneMain Holdings, Inc.	262,700	11,575
SLM Corp.	808,684	15,842
		27,417
Diversified Financial Services - 1.1%
Apollo Global Management, Inc.	288,900	16,652
Insurance - 6.2%
American Financial Group, Inc.	134,700	19,033
Arch Capital Group Ltd. (a)	454,700	21,580
Assurant, Inc.	108,500	19,171
Reinsurance Group of America, Inc.	92,033	11,582
The Travelers Companies, Inc.	128,900	23,078
		94,444
Thrifts & Mortgage Finance - 0.7%
Walker & Dunlop, Inc.	102,300	10,876

TOTAL FINANCIALS		240,488

HEALTH CARE - 8.1%
Biotechnology - 1.2%
United Therapeutics Corp. (a)	78,600	18,105
Health Care Providers & Services - 5.7%
AdaptHealth Corp. (a)	828,700	14,908
Centene Corp. (a)	262,400	21,370
Cigna Corp.	136,300	36,568
Laboratory Corp. of America Holdings	54,500	13,446
		86,292
Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC (a)	125,300	18,755

TOTAL HEALTH CARE		123,152

INDUSTRIALS - 17.8%
Aerospace & Defense - 1.0%
Curtiss-Wright Corp.	109,000	15,476
Air Freight & Logistics - 0.9%
FedEx Corp.	58,200	13,071
Building Products - 2.3%
Builders FirstSource, Inc. (a)	379,000	24,669
Jeld-Wen Holding, Inc. (a)	580,800	10,936
		35,605
Commercial Services & Supplies - 0.8%
The Brink's Co.	186,300	11,333
Construction & Engineering - 4.6%
Fluor Corp. (a)(b)	671,300	18,951
Granite Construction, Inc.	329,400	10,755
MDU Resources Group, Inc.	817,200	22,375
Willscot Mobile Mini Holdings (a)	494,300	17,661
		69,742
Machinery - 3.1%
Allison Transmission Holdings, Inc.	332,700	13,311
Crane Holdings Co.	171,300	16,387
Kennametal, Inc.	393,700	10,921
Oshkosh Corp.	77,400	7,191
		47,810
Professional Services - 1.0%
Manpower, Inc.	163,900	14,687
Road & Rail - 1.9%
Ryder System, Inc.	116,900	9,354
TFI International, Inc. (Canada)	127,000	10,429
XPO Logistics, Inc. (a)	177,700	9,496
		29,279
Trading Companies & Distributors - 2.2%
Beacon Roofing Supply, Inc. (a)	288,100	17,692
Univar Solutions, Inc. (a)	534,300	16,414
		34,106

TOTAL INDUSTRIALS		271,109

INFORMATION TECHNOLOGY - 4.8%
Electronic Equipment & Components - 1.6%
Flex Ltd. (a)	903,900	15,430
Vontier Corp.	298,200	7,998
		23,428
IT Services - 2.4%
Fidelity National Information Services, Inc.	103,100	10,774
SS&C Technologies Holdings, Inc.	270,700	17,322
Unisys Corp. (a)	730,132	8,710
		36,806
Software - 0.8%
NCR Corp. (a)	354,100	12,284

TOTAL INFORMATION TECHNOLOGY		72,518

MATERIALS - 9.1%
Chemicals - 3.7%
Axalta Coating Systems Ltd. (a)	650,300	17,662
Eastman Chemical Co.	109,700	12,085
Olin Corp.	258,283	16,992
Tronox Holdings PLC	519,500	9,356
		56,095
Construction Materials - 0.8%
Eagle Materials, Inc.	92,100	12,025
Containers & Packaging - 2.6%
Berry Global Group, Inc. (a)	217,500	12,687
Crown Holdings, Inc.	117,554	12,277
O-I Glass, Inc. (a)	872,600	14,354
		39,318
Metals & Mining - 2.0%
ArcelorMittal SA Class A unit GDR	239,800	7,758
Arconic Corp. (a)	471,900	13,275
Constellium NV (a)	570,400	9,634
		30,667

TOTAL MATERIALS		138,105

REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 5.8%
American Tower Corp.	31,208	7,993
CubeSmart	584,700	26,037
Equinix, Inc.	15,200	10,444
Equity Lifestyle Properties, Inc.	364,700	27,608
Ventas, Inc.	296,700	16,835
		88,917
Real Estate Management & Development - 2.1%
Cushman & Wakefield PLC (a)	1,287,400	24,036
Jones Lang LaSalle, Inc. (a)	40,100	7,913
		31,949

TOTAL REAL ESTATE		120,866

UTILITIES - 8.0%
Electric Utilities - 6.1%
Constellation Energy Corp.	97,700	6,065
Edison International	377,600	26,398
Entergy Corp.	153,300	18,445
FirstEnergy Corp.	502,600	21,592
PG&E Corp. (a)	1,699,900	20,739
		93,239
Independent Power and Renewable Electricity Producers - 1.9%
The AES Corp.	862,800	19,016
Vistra Corp.	369,800	9,752
		28,768

TOTAL UTILITIES		122,007

TOTAL COMMON STOCKS
(Cost $1,230,660)		1,509,376

Money Market Funds - 5.1%
Fidelity Cash Central Fund 0.82% (c)	13,167,518	13,170
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	65,011,299	65,018
TOTAL MONEY MARKET FUNDS
(Cost $78,188)		78,188
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $1,308,848)		1,587,564
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(63,773)
NET ASSETS - 100%		$1,523,791

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.82%	$42,802	$198,036	$227,668	$36	$--	$--	$13,170	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	17,043	235,987	188,012	19	--	--	65,018	0.2%
Total	$59,845	$434,023	$415,680	$55	$--	$--	$78,188

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$37,740	$37,740	$--	$--
Consumer Discretionary	160,831	160,831	--	--
Consumer Staples	55,220	55,220	--	--
Energy	167,340	167,340	--	--
Financials	240,488	240,488	--	--
Health Care	123,152	123,152	--	--
Industrials	271,109	271,109	--	--
Information Technology	72,518	72,518	--	--
Materials	138,105	138,105	--	--
Real Estate	120,866	120,866	--	--
Utilities	122,007	122,007	--	--
Money Market Funds	78,188	78,188	--	--
Total Investments in Securities:	$1,587,564	$1,587,564	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $62,019) — See accompanying schedule: Unaffiliated issuers (cost $1,230,660)	$1,509,376
Fidelity Central Funds (cost $78,188)	78,188
Total Investment in Securities (cost $1,308,848)		$1,587,564
Receivable for fund shares sold		2,032
Dividends receivable		1,491
Distributions receivable from Fidelity Central Funds		24
Other receivables		17
Total assets		1,591,128
Liabilities
Payable for fund shares redeemed	$1,073
Accrued management fee	810
Distribution and service plan fees payable	168
Other affiliated payables	236
Other payables and accrued expenses	32
Collateral on securities loaned	65,018
Total liabilities		67,337
Net Assets		$1,523,791
Net Assets consist of:
Paid in capital		$1,202,209
Total accumulated earnings (loss)		321,582
Net Assets		$1,523,791
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($280,000 ÷ 6,718.9 shares)(a)		$41.67
Maximum offering price per share (100/94.25 of $41.67)		$44.21
Class M:
Net Asset Value and redemption price per share ($241,643 ÷ 5,407.8 shares)(a)		$44.68
Maximum offering price per share (100/96.50 of $44.68)		$46.30
Class C:
Net Asset Value and offering price per share ($17,998 ÷ 523.7 shares)(a)		$34.37
Fidelity Value Strategies Fund:
Net Asset Value, offering price and redemption price per share ($582,820 ÷ 11,400.6 shares)		$51.12
Class K:
Net Asset Value, offering price and redemption price per share ($64,923 ÷ 1,271.7 shares)		$51.05
Class I:
Net Asset Value, offering price and redemption price per share ($336,407 ÷ 7,157.2 shares)		$47.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$7,430
Income from Fidelity Central Funds (including $19 from security lending)		55
Total income		7,485
Expenses
Management fee
Basic fee	$3,803
Performance adjustment	977
Transfer agent fees	1,149
Distribution and service plan fees	1,032
Accounting fees	228
Custodian fees and expenses	6
Independent trustees' fees and expenses	2
Registration fees	99
Audit	31
Legal	1
Miscellaneous	3
Total expenses before reductions	7,331
Expense reductions	(21)
Total expenses after reductions		7,310
Net investment income (loss)		175
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	49,278
Foreign currency transactions	17
Total net realized gain (loss)		49,295
Change in net unrealized appreciation (depreciation) on investment securities		34,624
Net gain (loss)		83,919
Net increase (decrease) in net assets resulting from operations		$84,094

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$175	$11,648
Net realized gain (loss)	49,295	140,353
Change in net unrealized appreciation (depreciation)	34,624	103,632
Net increase (decrease) in net assets resulting from operations	84,094	255,633
Distributions to shareholders	(104,569)	(6,556)
Share transactions - net increase (decrease)	216,998	289,262
Total increase (decrease) in net assets	196,523	538,339
Net Assets
Beginning of period	1,327,268	788,929
End of period	$1,523,791	$1,327,268

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Value Strategies Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$42.62	$32.58	$33.23	$33.48	$38.91	$40.25
Income from Investment Operations
Net investment income (loss)A,B	(.02)	.37C	.29	.42D	.35	.60E
Net realized and unrealized gain (loss)	2.75	9.96	.87	3.66	(2.50)	6.13
Total from investment operations	2.73	10.33	1.16	4.08	(2.15)	6.73
Distributions from net investment income	(.39)	(.29)	(.46)F	(.29)	(.51)	(.56)
Distributions from net realized gain	(3.29)	–	(1.34)F	(4.04)	(2.77)	(7.52)
Total distributions	(3.68)	(.29)	(1.81)G	(4.33)	(3.28)	(8.07)G
Net asset value, end of period	$41.67	$42.62	$32.58	$33.23	$33.48	$38.91
Total ReturnH,I,J	6.30%	31.91%	3.53%	16.34%	(6.16)%	19.84%
Ratios to Average Net AssetsB,K,L
Expenses before reductions	1.13%M	1.13%	1.03%	1.02%	.91%	.91%
Expenses net of fee waivers, if any	1.13%M	1.13%	1.02%	1.02%	.91%	.91%
Expenses net of all reductions	1.13%M	1.13%	1.01%	1.01%	.90%	.90%
Net investment income (loss)	(.10)%M	.90%C	1.03%	1.39%D	.98%N	1.64%E
Supplemental Data
Net assets, end of period (in millions)	$280	$254	$191	$204	$175	$212
Portfolio turnover rateO	38%M	53%	72%	66%	72%	46%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .52%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.10%.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.29%.

 F The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 G Total distributions per share do not sum due to rounding.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 M Annualized

 N The 2018 net investment income (loss) ratio has been restated to reflect the reclassification of certain distributions received by the fund.

 O Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$45.37	$34.67	$35.23	$35.16	$40.69	$41.72
Income from Investment Operations
Net investment income (loss)A,B	(.07)	.29C	.24	.37D	.28	.54E
Net realized and unrealized gain (loss)	2.92	10.61	.92	3.93	(2.63)	6.40
Total from investment operations	2.85	10.90	1.16	4.30	(2.35)	6.94
Distributions from net investment income	(.25)	(.20)	(.37)F	(.19)	(.41)	(.46)
Distributions from net realized gain	(3.29)	–	(1.34)F	(4.04)	(2.77)	(7.52)
Total distributions	(3.54)	(.20)	(1.72)G	(4.23)	(3.18)	(7.97)G
Net asset value, end of period	$44.68	$45.37	$34.67	$35.23	$35.16	$40.69
Total ReturnH,I,J	6.18%	31.59%	3.32%	16.07%	(6.38)%	19.57%
Ratios to Average Net AssetsB,K,L
Expenses before reductions	1.37%M	1.37%	1.25%	1.25%	1.14%	1.13%
Expenses net of fee waivers, if any	1.37%M	1.37%	1.25%	1.24%	1.14%	1.13%
Expenses net of all reductions	1.37%M	1.37%	1.24%	1.24%	1.13%	1.13%
Net investment income (loss)	(.33)%M	.66%C	.81%	1.16%D	.75%	1.42%E
Supplemental Data
Net assets, end of period (in millions)	$242	$237	$204	$234	$225	$271
Portfolio turnover rateN	38%M	53%	72%	66%	72%	46%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .87%.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.06%.

 F The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 G Total distributions per share do not sum due to rounding.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 M Annualized

 N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$35.64	$27.33	$28.07	$28.95	$34.09	$36.19
Income from Investment Operations
Net investment income (loss)A,B	(.15)	.04C	.05	.15D	.06	.28E
Net realized and unrealized gain (loss)	2.31	8.37	.71	3.04	(2.16)	5.43
Total from investment operations	2.16	8.41	.76	3.19	(2.10)	5.71
Distributions from net investment income	(.14)	(.10)	(.16)F	(.03)	(.27)	(.30)
Distributions from net realized gain	(3.29)	–	(1.34)F	(4.04)	(2.77)	(7.52)
Total distributions	(3.43)	(.10)	(1.50)	(4.07)	(3.04)	(7.81)G
Net asset value, end of period	$34.37	$35.64	$27.33	$28.07	$28.95	$34.09
Total ReturnH,I,J	5.91%	30.84%	2.73%	15.41%	(6.89)%	18.97%
Ratios to Average Net AssetsB,K,L
Expenses before reductions	1.91%M	1.92%	1.83%	1.82%	1.68%	1.68%
Expenses net of fee waivers, if any	1.91%M	1.91%	1.83%	1.82%	1.68%	1.68%
Expenses net of all reductions	1.91%M	1.91%	1.82%	1.82%	1.67%	1.67%
Net investment income (loss)	(.88)%M	.11%C	.23%	.58%D	.21%	.87%E
Supplemental Data
Net assets, end of period (in millions)	$18	$14	$11	$14	$34	$46
Portfolio turnover rateN	38%M	53%	72%	66%	72%	46%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.26) %.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .30%.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .52%.

 F The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 G Total distributions per share do not sum due to rounding.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the contingent deferred sales charge.

 K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 M Annualized

 N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$51.53	$39.30	$39.68	$39.04	$44.81	$45.17
Income from Investment Operations
Net investment income (loss)A,B	.04	.58C	.43	.60D	.52	.81E
Net realized and unrealized gain (loss)	3.33	12.00	1.07	4.46	(2.92)	7.01
Total from investment operations	3.37	12.58	1.50	5.06	(2.40)	7.82
Distributions from net investment income	(.49)	(.35)	(.54)F	(.38)	(.61)	(.66)
Distributions from net realized gain	(3.29)	–	(1.34)F	(4.04)	(2.77)	(7.52)
Total distributions	(3.78)	(.35)	(1.88)	(4.42)	(3.37)G	(8.18)
Net asset value, end of period	$51.12	$51.53	$39.30	$39.68	$39.04	$44.81
Total ReturnH,I	6.46%	32.24%	3.85%	16.63%	(5.89)%	20.18%
Ratios to Average Net AssetsB,J,K
Expenses before reductions	.87%L	.86%	.76%	.74%	.63%	.62%
Expenses net of fee waivers, if any	.86%L	.86%	.76%	.74%	.63%	.62%
Expenses net of all reductions	.86%L	.86%	.75%	.74%	.62%	.62%
Net investment income (loss)	.17%L	1.17%C	1.30%	1.66%D	1.26%	1.93%E
Supplemental Data
Net assets, end of period (in millions)	$583	$513	$285	$332	$324	$436
Portfolio turnover rateM	38%L	53%	72%	66%	72%	46%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .79%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.37%.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.57%.

 F The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 G Total distributions per share do not sum due to rounding.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$51.49	$39.27	$39.65	$39.03	$44.82	$45.18
Income from Investment Operations
Net investment income (loss)A,B	.07	.64C	.48	.64D	.58	.86E
Net realized and unrealized gain (loss)	3.32	11.98	1.07	4.46	(2.93)	7.02
Total from investment operations	3.39	12.62	1.55	5.10	(2.35)	7.88
Distributions from net investment income	(.54)	(.40)	(.59)F	(.44)	(.67)	(.72)
Distributions from net realized gain	(3.29)	–	(1.34)F	(4.04)	(2.77)	(7.52)
Total distributions	(3.83)	(.40)	(1.93)	(4.48)	(3.44)	(8.24)
Net asset value, end of period	$51.05	$51.49	$39.27	$39.65	$39.03	$44.82
Total ReturnG,H	6.51%	32.41%	3.99%	16.80%	(5.80)%	20.36%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	.75%K	.75%	.62%	.61%	.50%	.50%
Expenses net of fee waivers, if any	.75%K	.75%	.61%	.61%	.50%	.50%
Expenses net of all reductions	.75%K	.75%	.60%	.61%	.49%	.49%
Net investment income (loss)	.29%K	1.28%C	1.44%	1.79%D	1.39%	2.05%E
Supplemental Data
Net assets, end of period (in millions)	$65	$54	$37	$49	$49	$79
Portfolio turnover rateL	38%K	53%	72%	66%	72%	46%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .91%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.70%.

 F The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$47.69	$36.40	$36.90	$36.64	$42.27	$43.07
Income from Investment Operations
Net investment income (loss)A,B	.04	.54C	.40	.55D	.48	.74E
Net realized and unrealized gain (loss)	3.07	11.10	.98	4.12	(2.75)	6.64
Total from investment operations	3.11	11.64	1.38	4.67	(2.27)	7.38
Distributions from net investment income	(.51)	(.35)	(.53)F	(.37)	(.59)	(.66)
Distributions from net realized gain	(3.29)	–	(1.34)F	(4.04)	(2.77)	(7.52)
Total distributions	(3.80)	(.35)	(1.88)G	(4.41)	(3.36)	(8.18)
Net asset value, end of period	$47.00	$47.69	$36.40	$36.90	$36.64	$42.27
Total ReturnH,I	6.44%	32.23%	3.80%	16.64%	(5.95)%	20.13%
Ratios to Average Net AssetsB,J,K
Expenses before reductions	.88%L	.88%	.78%	.78%	.67%	.67%
Expenses net of fee waivers, if any	.88%L	.88%	.78%	.78%	.67%	.67%
Expenses net of all reductions	.88%L	.88%	.77%	.77%	.66%	.66%
Net investment income (loss)	.15%L	1.15%C	1.27%	1.63%D	1.22%	1.88%E
Supplemental Data
Net assets, end of period (in millions)	$336	$256	$61	$72	$62	$72
Portfolio turnover rateM	38%L	53%	72%	66%	72%	46%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.18 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .77%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.34%.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.53%.

 F The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 G Total distributions per share do not sum due to rounding.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Value Strategies Fund, Class K and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. During the period, dividend income and net realized appreciation (depreciation) were adjusted as presented in the table below as a result of a change in the prior period estimate, which had no impact on the total net assets or total return.

	Dividend Income	Net Unrealized Appreciation (Depreciation)
Fidelity Advisor Value Strategies Fund	$(4,353)	$4,353

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$360,103
Gross unrealized depreciation	(83,681)
Net unrealized appreciation (depreciation)	$276,422
Tax cost	$1,311,142

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Strategies Fund	387,853	267,958

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$338	$11
Class M	.25%	.25%	610	6
Class C	.75%	.25%	84	24
			$1,032	$41

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$41
Class M	3
Class C(a)	–(b)
$44

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$232.17
Class M	193.16
Class C	17.20
Fidelity Value Strategies Fund	439.16
Class K	12.04
Class I	256.17
	$1,149

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Value Strategies Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Value Strategies Fund	$9

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Value Strategies Fund	32,655	11,850	1,919

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Value Strategies Fund	$1

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Value Strategies Fund	$2	$–	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $21.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Value Strategies Fund
Distributions to shareholders
Class A	$21,936	$1,656
Class M	18,416	1,180
Class C	1,360	40
Fidelity Value Strategies Fund	37,615	2,562
Class K	4,029	519
Class I	21,213	599
Total	$104,569	$6,556

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2022	Year ended November 30, 2021	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Value Strategies Fund
Class A
Shares sold	708	923	$29,379	$38,968
Reinvestment of distributions	488	46	20,592	1,564
Shares redeemed	(426)	(886)	(17,741)	(36,228)
Net increase (decrease)	770	83	$32,230	$4,304
Class M
Shares sold	181	264	$8,108	$11,691
Reinvestment of distributions	374	30	16,915	1,087
Shares redeemed	(372)	(946)	(16,495)	(41,613)
Net increase (decrease)	183	(652)	$8,528	$(28,835)
Class C
Shares sold	166	176	$5,732	$6,181
Reinvestment of distributions	38	1	1,324	39
Shares redeemed	(75)	(199)	(2,562)	(6,868)
Net increase (decrease)	129	(22)	$4,494	$(648)
Fidelity Value Strategies Fund
Shares sold	2,746	5,709	$140,849	$286,521
Reinvestment of distributions	684	59	35,310	2,426
Shares redeemed	(1,975)	(3,070)	(99,863)	(154,252)
Net increase (decrease)	1,455	2,698	$76,296	$134,695
Class K
Shares sold	353	940	$17,752	$42,621
Reinvestment of distributions	78	13	4,029	519
Shares redeemed	(216)	(838)	(11,064)	(38,317)
Net increase (decrease)	215	115	$10,717	$4,823
Class I
Shares sold	2,599	4,762	$121,597	$225,688
Reinvestment of distributions	430	15	20,448	571
Shares redeemed	(1,233)	(1,086)	(57,312)	(51,336)
Net increase (decrease)	1,796	3,691	$84,733	$174,923

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Advisor Value Strategies Fund
Class A	1.13%
Actual		$1,000.00	$1,063.00	$5.81
Hypothetical-C		$1,000.00	$1,019.30	$5.69
Class M	1.37%
Actual		$1,000.00	$1,061.80	$7.04
Hypothetical-C		$1,000.00	$1,018.10	$6.89
Class C	1.91%
Actual		$1,000.00	$1,059.10	$9.81
Hypothetical-C		$1,000.00	$1,015.41	$9.60
Fidelity Value Strategies Fund	.86%
Actual		$1,000.00	$1,064.60	$4.43
Hypothetical-C		$1,000.00	$1,020.64	$4.33
Class K	.75%
Actual		$1,000.00	$1,065.10	$3.86
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class I	.88%
Actual		$1,000.00	$1,064.40	$4.53
Hypothetical-C		$1,000.00	$1,020.54	$4.43

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Value Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Value Strategies Fund

2021 Total Return % vs. Morningstar Mid-Cap Value and Russell Midcap Value:

75% beaten
25% beaten
Benchmark
Retail Class
60.000
55.000
50.000
45.000
40.000
56.360
49.980
42.399
40.630
1 Year
45.000
40.000
35.000
30.000
25.000
20.000
44.953
35.905
34.118
24.260
3 Year
90.000
80.000
70.000
60.000
50.000
82.505
71.005
65.438
54.293
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	85%	95%	90%
Class A	84%	92%	87%
Class C	80%	84%	78%
Class I	85%	95%	90%
Class K	86%	95%	90%
Class M	83%	90%	84%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Value Strategies Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SO-SANN-0722
1.704744.124

Fidelity Advisor® Equity Income Fund

Semi-Annual Report

May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2022

% of fund's net assets
Verizon Communications, Inc.	3.2
Unilever PLC sponsored ADR	3.1
Bristol-Myers Squibb Co.	2.7
Johnson & Johnson	2.7
Amdocs Ltd.	2.4
Wells Fargo & Co.	2.3
Merck & Co., Inc.	2.2
Sanofi SA sponsored ADR	2.2
Comcast Corp. Class A	2.0
Cisco Systems, Inc.	1.9
24.7

Market Sectors as of May 31, 2022

% of fund's net assets
Financials	16.5
Health Care	15.2
Information Technology	13.7
Industrials	10.8
Consumer Staples	9.9
Communication Services	8.9
Consumer Discretionary	5.7
Utilities	5.6
Energy	4.0
Materials	3.3
Real Estate	3.1

Asset Allocation (% of fund's net assets)

As of May 31, 2022*
Stocks	96.6%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

 * Foreign investments - 20.3%

Geographic Diversification (% of fund's net assets)

As of May 31, 2022
United States of America*	79.7%
United Kingdom	4.3%
France	3.4%
Canada	3.0%
Bailiwick of Guernsey	2.4%
Bermuda	1.2%
Switzerland	1.1%
Germany	1.0%
Japan	0.9%
Other	3.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 4.2%
Deutsche Telekom AG	913,100	$18,788
Verizon Communications, Inc.	1,137,490	58,337
		77,125
Entertainment - 1.1%
Activision Blizzard, Inc.	185,800	14,470
The Walt Disney Co. (a)	45,900	5,069
		19,539
Media - 3.6%
Cogeco Communications, Inc.	112,300	9,345
Comcast Corp. Class A	799,900	35,420
Omnicom Group, Inc.	275,100	20,525
		65,290

TOTAL COMMUNICATION SERVICES		161,954

CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.6%
Lear Corp.	69,800	9,839
Household Durables - 1.3%
Leggett & Platt, Inc. (b)	168,000	6,581
Whirlpool Corp. (b)	93,500	17,226
		23,807
Internet & Direct Marketing Retail - 0.9%
eBay, Inc.	338,500	16,475
Multiline Retail - 0.3%
Kohl's Corp.	106,500	4,294
Nordstrom, Inc.	71,000	1,877
		6,171
Specialty Retail - 1.9%
Best Buy Co., Inc.	71,400	5,859
Lowe's Companies, Inc.	31,600	6,171
Ross Stores, Inc.	105,600	8,978
Williams-Sonoma, Inc. (b)	109,100	13,956
		34,964
Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co. (b)	57,600	4,480
Tapestry, Inc.	237,000	8,177
		12,657

TOTAL CONSUMER DISCRETIONARY		103,913

CONSUMER STAPLES - 9.9%
Beverages - 3.2%
Anheuser-Busch InBev SA NV ADR	235,600	13,359
Coca-Cola European Partners PLC	168,200	8,936
Keurig Dr. Pepper, Inc.	236,000	8,199
The Coca-Cola Co.	446,400	28,293
		58,787
Household Products - 1.8%
Kimberly-Clark Corp.	20,400	2,714
Procter & Gamble Co.	105,000	15,527
Reynolds Consumer Products, Inc.	529,000	14,399
		32,640
Personal Products - 3.1%
Unilever PLC sponsored ADR	1,187,700	57,402
Tobacco - 1.8%
Altria Group, Inc.	160,800	8,698
Philip Morris International, Inc.	228,000	24,225
		32,923

TOTAL CONSUMER STAPLES		181,752

ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Enterprise Products Partners LP	1,050,400	28,802
Exxon Mobil Corp.	97,900	9,398
Parkland Corp.	382,100	11,377
Shell PLC ADR	377,600	22,361
		71,938
FINANCIALS - 16.5%
Banks - 8.6%
Citigroup, Inc.	365,000	19,495
First Horizon National Corp.	197,700	4,513
Huntington Bancshares, Inc.	1,060,900	14,725
M&T Bank Corp.	145,800	26,240
PNC Financial Services Group, Inc.	171,600	30,100
U.S. Bancorp	387,800	20,581
Wells Fargo & Co.	917,650	42,001
		157,655
Capital Markets - 2.3%
Bank of New York Mellon Corp.	219,400	10,226
Lazard Ltd. Class A	192,100	6,773
LPL Financial	25,800	5,062
State Street Corp.	288,199	20,892
		42,953
Insurance - 5.6%
Assurant, Inc.	74,100	13,093
AXA SA	540,300	13,671
Chubb Ltd.	93,284	19,710
Fairfax Financial Holdings Ltd. (sub. vtg.)	21,300	11,821
First American Financial Corp.	208,900	12,657
Old Republic International Corp.	439,700	10,518
The Travelers Companies, Inc.	113,100	20,249
		101,719

TOTAL FINANCIALS		302,327

HEALTH CARE - 15.2%
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	153,800	23,807
Anthem, Inc.	25,100	12,791
Cigna Corp.	97,100	26,051
UnitedHealth Group, Inc.	24,000	11,923
		74,572
Pharmaceuticals - 11.1%
Bristol-Myers Squibb Co.	667,300	50,348
Johnson & Johnson	276,218	49,589
Merck & Co., Inc.	435,300	40,061
Organon & Co.	305,730	11,606
Royalty Pharma PLC	299,400	12,317
Sanofi SA sponsored ADR	744,000	39,618
		203,539

TOTAL HEALTH CARE		278,111

INDUSTRIALS - 10.8%
Aerospace & Defense - 2.6%
General Dynamics Corp.	89,400	20,107
Lockheed Martin Corp.	17,500	7,702
Raytheon Technologies Corp.	213,607	20,318
		48,127
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	48,100	5,219
United Parcel Service, Inc. Class B	75,100	13,687
		18,906
Building Products - 1.1%
Owens Corning	209,000	19,976
Electrical Equipment - 0.8%
Regal Rexnord Corp.	117,500	14,682
Industrial Conglomerates - 1.9%
3M Co.	80,100	11,958
General Electric Co.	85,794	6,717
Hitachi Ltd.	321,800	16,697
		35,372
Machinery - 2.0%
Allison Transmission Holdings, Inc.	451,600	18,069
Parker Hannifin Corp.	48,000	13,064
Stanley Black & Decker, Inc.	44,200	5,246
		36,379
Professional Services - 1.4%
Booz Allen Hamilton Holding Corp. Class A	57,700	4,954
Manpower, Inc.	102,200	9,158
Science Applications International Corp.	123,700	10,707
		24,819

TOTAL INDUSTRIALS		198,261

INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 1.9%
Cisco Systems, Inc.	772,253	34,790
IT Services - 7.7%
Amadeus IT Holding SA Class A (a)	72,600	4,517
Amdocs Ltd.	494,722	42,986
Capgemini SA	35,700	6,918
Fidelity National Information Services, Inc.	305,600	31,935
Fiserv, Inc. (a)	44,400	4,448
Genpact Ltd.	321,800	14,278
Global Payments, Inc.	133,600	17,507
Maximus, Inc.	118,800	7,709
SS&C Technologies Holdings, Inc.	159,800	10,226
		140,524
Semiconductors & Semiconductor Equipment - 1.9%
Microchip Technology, Inc.	343,200	24,933
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	99,800	9,511
		34,444
Software - 1.3%
Micro Focus International PLC	35,438	167
Open Text Corp.	565,000	23,157
		23,324
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co. Ltd.	305,860	16,593

TOTAL INFORMATION TECHNOLOGY		249,675

MATERIALS - 3.3%
Chemicals - 2.7%
Akzo Nobel NV	62,100	5,405
Celanese Corp. Class A	94,600	14,807
CF Industries Holdings, Inc.	115,300	11,388
DuPont de Nemours, Inc.	155,666	10,562
LyondellBasell Industries NV Class A	67,700	7,735
		49,897
Metals & Mining - 0.6%
Newmont Corp.	162,800	11,046

TOTAL MATERIALS		60,943

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	29,300	7,505
Corporate Office Properties Trust (SBI)	455,700	12,596
Douglas Emmett, Inc.	153,000	4,325
Gaming & Leisure Properties	102,500	4,799
Highwoods Properties, Inc. (SBI)	345,300	13,567
National Retail Properties, Inc.	297,800	13,193
		55,985
UTILITIES - 5.6%
Electric Utilities - 3.8%
Constellation Energy Corp.	171,599	10,653
Duke Energy Corp.	157,500	17,722
Edison International	315,164	22,033
Exelon Corp.	185,200	9,103
FirstEnergy Corp.	217,100	9,327
		68,838
Independent Power and Renewable Electricity Producers - 1.4%
The AES Corp.	473,900	10,445
Vistra Corp.	542,700	14,311
		24,756
Multi-Utilities - 0.4%
Sempra Energy	49,900	8,177

TOTAL UTILITIES		101,771

TOTAL COMMON STOCKS
(Cost $1,536,159)		1,766,630

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $5,865)	5,865,354	1,929

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.82% (f)	60,304,222	60,316
Fidelity Securities Lending Cash Central Fund 0.82% (f)(g)	19,157,633	19,160
TOTAL MONEY MARKET FUNDS
(Cost $79,476)		79,476
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $1,621,500)		1,848,035
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(19,201)
NET ASSETS - 100%		$1,828,834

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,929,000 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$5,865

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.82%	$35,910	$217,721	$193,315	$73	$--	$--	$60,316	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	11,224	137,055	129,119	77	--	--	19,160	0.1%
Total	$47,134	$354,776	$322,434	$150	$--	$--	$79,476

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$161,954	$143,166	$18,788	$--
Consumer Discretionary	103,913	103,913	--	--
Consumer Staples	181,752	181,752	--	--
Energy	71,938	71,938	--	--
Financials	302,327	288,656	13,671	--
Health Care	278,111	278,111	--	--
Industrials	198,261	181,564	16,697	--
Information Technology	249,675	244,991	4,684	--
Materials	60,943	55,538	5,405	--
Real Estate	55,985	55,985	--	--
Utilities	101,771	101,771	--	--
Other	1,929	--	--	1,929
Money Market Funds	79,476	79,476	--	--
Total Investments in Securities:	$1,848,035	$1,786,861	$59,245	$1,929

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,442) — See accompanying schedule: Unaffiliated issuers (cost $1,542,024)	$1,768,559
Fidelity Central Funds (cost $79,476)	79,476
Total Investment in Securities (cost $1,621,500)		$1,848,035
Restricted cash		66
Receivable for investments sold		2,927
Receivable for fund shares sold		1,540
Dividends receivable		5,280
Distributions receivable from Fidelity Central Funds		98
Other receivables		41
Total assets		1,857,987
Liabilities
Payable for investments purchased	$5,291
Payable for fund shares redeemed	3,283
Accrued management fee	627
Distribution and service plan fees payable	441
Other affiliated payables	291
Other payables and accrued expenses	61
Collateral on securities loaned	19,159
Total liabilities		29,153
Net Assets		$1,828,834
Net Assets consist of:
Paid in capital		$1,510,027
Total accumulated earnings (loss)		318,807
Net Assets		$1,828,834
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($744,259 ÷ 23,195 shares)(a)		$32.09
Maximum offering price per share (100/94.25 of $32.09)		$34.05
Class M:
Net Asset Value and redemption price per share ($592,806 ÷ 17,884 shares)(a)		$33.15
Maximum offering price per share (100/96.50 of $33.15)		$34.35
Class C:
Net Asset Value and offering price per share ($63,941 ÷ 1,965 shares)(a)		$32.54
Class I:
Net Asset Value, offering price and redemption price per share ($321,826 ÷ 9,406 shares)		$34.21
Class Z:
Net Asset Value, offering price and redemption price per share ($106,002 ÷ 3,102 shares)		$34.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$24,376
Income from Fidelity Central Funds (including $77 from security lending)		150
Total income		24,526
Expenses
Management fee	$3,642
Transfer agent fees	1,418
Distribution and service plan fees	2,670
Accounting fees	264
Custodian fees and expenses	24
Independent trustees' fees and expenses	3
Registration fees	57
Audit	30
Legal	3
Miscellaneous	3
Total expenses before reductions	8,114
Expense reductions	(24)
Total expenses after reductions		8,090
Net investment income (loss)		16,436
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	82,286
Foreign currency transactions	(6)
Total net realized gain (loss)		82,280
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	44,906
Assets and liabilities in foreign currencies	(33)
Total change in net unrealized appreciation (depreciation)		44,873
Net gain (loss)		127,153
Net increase (decrease) in net assets resulting from operations		$143,589

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,436	$27,247
Net realized gain (loss)	82,280	150,302
Change in net unrealized appreciation (depreciation)	44,873	75,048
Net increase (decrease) in net assets resulting from operations	143,589	252,597
Distributions to shareholders	(150,145)	(30,150)
Share transactions - net increase (decrease)	274,779	(54,783)
Total increase (decrease) in net assets	268,223	167,664
Net Assets
Beginning of period	1,560,611	1,392,947
End of period	$1,828,834	$1,560,611

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Equity Income Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$32.34	$27.88	$30.22	$31.53	$34.96	$32.05
Income from Investment Operations
Net investment income (loss)A,B	.32	.58	.65	.67	.68	.62
Net realized and unrealized gain (loss)	2.61	4.53	(.67)	2.08	(.37)C	3.32
Total from investment operations	2.93	5.11	(.02)	2.75	.31	3.94
Distributions from net investment income	(.27)	(.65)	(.66)	(.65)	(.78)	(.58)D
Distributions from net realized gain	(2.91)	–E	(1.67)	(3.41)	(2.95)	(.46)D
Total distributions	(3.18)	(.65)	(2.32)F	(4.06)	(3.74)F	(1.03)F
Net asset value, end of period	$32.09	$32.34	$27.88	$30.22	$31.53	$34.96
Total ReturnG,H,I	9.24%	18.46%	.02%	11.73%	.77%C	12.55%
Ratios to Average Net AssetsB,J,K
Expenses before reductions	.89%L	.90%	.92%	.93%	.93%	.94%
Expenses net of fee waivers, if any	.89%L	.89%	.92%	.92%	.93%	.94%
Expenses net of all reductions	.89%L	.89%	.92%	.92%	.91%	.93%
Net investment income (loss)	1.97%L	1.80%	2.51%	2.37%	2.11%	1.88%
Supplemental Data
Net assets, end of period (in millions)	$744	$675	$591	$660	$609	$686
Portfolio turnover rateM	47%L	48%	65%	48%	59%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been .64%.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Income Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$33.30	$28.69	$31.02	$32.24	$35.65	$32.66
Income from Investment Operations
Net investment income (loss)A,B	.29	.52	.60	.62	.62	.56
Net realized and unrealized gain (loss)	2.70	4.66	(.68)	2.15	(.38)C	3.38
Total from investment operations	2.99	5.18	(.08)	2.77	.24	3.94
Distributions from net investment income	(.22)	(.57)	(.59)	(.58)	(.70)	(.50)D
Distributions from net realized gain	(2.91)	–E	(1.67)	(3.41)	(2.95)	(.46)D
Total distributions	(3.14)F	(.57)	(2.25)F	(3.99)	(3.65)	(.95)F
Net asset value, end of period	$33.15	$33.30	$28.69	$31.02	$32.24	$35.65
Total ReturnG,H,I	9.13%	18.16%	(.22)%	11.46%	.56%C	12.29%
Ratios to Average Net AssetsB,J,K
Expenses before reductions	1.13%L	1.14%	1.16%	1.16%	1.16%	1.17%
Expenses net of fee waivers, if any	1.13%L	1.13%	1.16%	1.16%	1.16%	1.17%
Expenses net of all reductions	1.13%L	1.13%	1.15%	1.16%	1.15%	1.17%
Net investment income (loss)	1.73%L	1.56%	2.28%	2.14%	1.88%	1.64%
Supplemental Data
Net assets, end of period (in millions)	$593	$555	$534	$642	$662	$775
Portfolio turnover rateM	47%L	48%	65%	48%	59%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been .43%.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Income Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$32.75	$28.21	$30.52	$31.73	$35.15	$32.21
Income from Investment Operations
Net investment income (loss)A,B	.19	.32	.45	.45	.44	.37
Net realized and unrealized gain (loss)	2.65	4.60	(.66)	2.12	(.39)C	3.35
Total from investment operations	2.84	4.92	(.21)	2.57	.05	3.72
Distributions from net investment income	(.13)	(.37)	(.43)	(.37)	(.52)	(.32)D
Distributions from net realized gain	(2.91)	–E	(1.67)	(3.41)	(2.95)	(.46)D
Total distributions	(3.05)F	(.38)F	(2.10)	(3.78)	(3.47)	(.78)
Net asset value, end of period	$32.54	$32.75	$28.21	$30.52	$31.73	$35.15
Total ReturnG,H,I	8.80%	17.51%	(.77)%	10.86%	(.01)%C	11.72%
Ratios to Average Net AssetsB,J,K
Expenses before reductions	1.68%L	1.70%	1.72%	1.72%	1.70%	1.70%
Expenses net of fee waivers, if any	1.68%L	1.69%	1.72%	1.71%	1.69%	1.70%
Expenses net of all reductions	1.68%L	1.69%	1.72%	1.71%	1.68%	1.70%
Net investment income (loss)	1.18%L	1.00%	1.71%	1.58%	1.34%	1.11%
Supplemental Data
Net assets, end of period (in millions)	$64	$52	$63	$84	$160	$195
Portfolio turnover rateM	47%L	48%	65%	48%	59%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (.14)%.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Income Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$34.28	$29.51	$31.85	$32.99	$36.40	$33.31
Income from Investment Operations
Net investment income (loss)A,B	.38	.70	.75	.78	.80	.74
Net realized and unrealized gain (loss)	2.77	4.80	(.70)	2.21	(.39)C	3.46
Total from investment operations	3.15	5.50	.05	2.99	.41	4.20
Distributions from net investment income	(.31)	(.73)	(.72)	(.72)	(.87)	(.65)D
Distributions from net realized gain	(2.91)	–E	(1.67)	(3.41)	(2.95)	(.46)D
Total distributions	(3.22)	(.73)	(2.39)	(4.13)	(3.82)	(1.11)
Net asset value, end of period	$34.21	$34.28	$29.51	$31.85	$32.99	$36.40
Total ReturnF,G	9.36%	18.75%	.27%	12.00%	1.05%C	12.86%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.65%J	.65%	.67%	.67%	.67%	.68%
Expenses net of fee waivers, if any	.64%J	.65%	.67%	.67%	.67%	.68%
Expenses net of all reductions	.64%J	.65%	.66%	.67%	.66%	.68%
Net investment income (loss)	2.22%J	2.05%	2.77%	2.63%	2.37%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$322	$244	$178	$227	$243	$269
Portfolio turnover rateK	47%J	48%	65%	48%	59%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been .92%.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Income Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$34.24	$29.48	$31.82	$32.96	$36.38	$33.30
Income from Investment Operations
Net investment income (loss)A,B	.40	.75	.79	.82	.85	.79
Net realized and unrealized gain (loss)	2.77	4.78	(.70)	2.21	(.40)C	3.46
Total from investment operations	3.17	5.53	.09	3.03	.45	4.25
Distributions from net investment income	(.33)	(.77)	(.76)	(.77)	(.91)	(.71)D
Distributions from net realized gain	(2.91)	–E	(1.67)	(3.41)	(2.95)	(.46)D
Total distributions	(3.24)	(.77)	(2.43)	(4.17)F	(3.87)F	(1.17)
Net asset value, end of period	$34.17	$34.24	$29.48	$31.82	$32.96	$36.38
Total ReturnG,H	9.45%	18.89%	.43%	12.18%	1.16%C	13.02%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	.51%K	.51%	.53%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.51%K	.51%	.52%	.53%	.53%	.53%
Expenses net of all reductions	.51%K	.51%	.52%	.52%	.52%	.53%
Net investment income (loss)	2.35%K	2.18%	2.91%	2.77%	2.51%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$106	$35	$26	$27	$22	$23
Portfolio turnover rateL	47%K	48%	65%	48%	59%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 1.03%.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Equity Income Fund	$25

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$286,801
Gross unrealized depreciation	(61,043)
Net unrealized appreciation (depreciation)	$225,758
Tax cost	$1,622,277

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Advisor Equity Income Fund	1,995.11

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Income Fund	510,223	391,919

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$908	$17
Class M	.25%	.25%	1,469	4
Class C	.75%	.25%	293	37
			$2,670	$58

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$44
Class M	10
Class C(a)	1
$55

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$621.17
Class M	474.16
Class C	63.21
Class I	247.18
Class Z	13.04
	$1,418

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Equity Income Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Equity Income Fund	$8

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Equity Income Fund	38,674	60,815	14,452

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Equity Income Fund	$1

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Equity Income Fund	$8	$–	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $24.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Equity Income Fund
Distributions to shareholders
Class A	$66,348	$13,793
Class M	52,062	10,202
Class C	4,756	748
Class I	22,908	4,681
Class Z	4,071	726
Total	$150,145	$30,150

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2022	Year ended November 30, 2021	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Equity Income Fund
Class A
Shares sold	1,844	2,209	$58,894	$71,294
Reinvestment of distributions	1,995	420	63,003	13,047
Shares redeemed	(1,526)	(2,950)	(48,747)	(94,556)
Net increase (decrease)	2,313	(321)	$73,150	$(10,215)
Class M
Shares sold	1,172	1,292	$38,563	$42,524
Reinvestment of distributions	1,565	313	51,072	9,978
Shares redeemed	(1,507)	(3,554)	(49,744)	(117,076)
Net increase (decrease)	1,230	(1,949)	$39,891	$(64,574)
Class C
Shares sold	547	331	$17,692	$10,767
Reinvestment of distributions	146	24	4,686	733
Shares redeemed	(310)	(1,023)	(10,048)	(33,534)
Net increase (decrease)	383	(668)	$12,330	$(22,034)
Class I
Shares sold	2,291	2,020	$78,272	$69,683
Reinvestment of distributions	632	129	21,262	4,280
Shares redeemed	(637)	(1,069)	(21,790)	(36,136)
Net increase (decrease)	2,286	1,080	$77,744	$37,827
Class Z
Shares sold	2,206	299	$75,842	$10,184
Reinvestment of distributions	115	20	3,857	650
Shares redeemed	(237)	(197)	(8,035)	(6,621)
Net increase (decrease)	2,084	122	$71,664	$4,213

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Advisor Equity Income Fund
Class A	.89%
Actual		$1,000.00	$1,092.40	$4.64
Hypothetical-C		$1,000.00	$1,020.49	$4.48
Class M	1.13%
Actual		$1,000.00	$1,091.30	$5.89
Hypothetical-C		$1,000.00	$1,019.30	$5.69
Class C	1.68%
Actual		$1,000.00	$1,088.00	$8.75
Hypothetical-C		$1,000.00	$1,016.55	$8.45
Class I	.64%
Actual		$1,000.00	$1,093.60	$3.34
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class Z	.51%
Actual		$1,000.00	$1,094.50	$2.66
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Equity Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Equity Income Fund

2021 Total Return % vs. Lipper Equity Income Funds and Russell 3000 Value:

75% beaten
25% beaten
Benchmark
Class I
40.000
35.000
30.000
25.000
36.643
34.540
34.675
25.080
1 Year
45.000
40.000
35.000
30.000
25.000
40.478
32.889
29.558
25.398
3 Year
85.000
80.000
75.000
70.000
65.000
60.000
55.000
81.113
68.043
59.569
56.400
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	73%	34%	28%
Class C	68%	25%	19%
Class I	74%	37%	31%
Class M	71%	31%	24%
Class Z	75%	39%	33%

The Board considered the fund's underperformance for different time periods ended December 31, 2021 (which periods are not reflected in the charts above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in May 2021. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Equity Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Class I), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Class I ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EPI-SANN-0722
1.704674.124

Fidelity Advisor® Equity Growth Fund

Semi-Annual Report

May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2022

% of fund's net assets
Microsoft Corp.	11.1
Alphabet, Inc. Class A	8.0
UnitedHealth Group, Inc.	5.1
Amazon.com, Inc.	4.7
Apple, Inc.	4.7
Vertex Pharmaceuticals, Inc.	2.8
Adobe, Inc.	2.1
Meta Platforms, Inc. Class A	1.9
Reliance Industries Ltd.	1.8
Qualcomm, Inc.	1.8
44.0

Market Sectors as of May 31, 2022

% of fund's net assets
Information Technology	31.7
Health Care	17.4
Communication Services	15.3
Consumer Discretionary	8.7
Industrials	6.1
Financials	5.6
Materials	4.8
Energy	4.7
Consumer Staples	3.7
Real Estate	0.7
Utilities	0.3

Asset Allocation (% of fund's net assets)

As of May 31, 2022*
Stocks	98.7%
Convertible Securities	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 11.2%

Geographic Diversification (% of fund's net assets)

As of May 31, 2022
United States of America*	88.8%
Netherlands	3.0%
India	1.9%
United Kingdom	1.3%
Bailiwick of Jersey	1.0%
Canada	0.8%
France	0.6%
Luxembourg	0.4%
Ireland	0.4%
Other	1.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 15.3%
Entertainment - 3.3%
Universal Music Group NV	3,316,875	$74,386
Universal Music Group NV rights (a)(b)	3,316,875	712
Warner Music Group Corp. Class A	2,207,443	65,539
		140,637
Interactive Media & Services - 10.3%
Alphabet, Inc. Class A (a)	148,095	336,952
Bumble, Inc. (a)	299,800	8,544
Meta Platforms, Inc. Class A (a)	414,739	80,310
ZipRecruiter, Inc. (a)	136,000	2,443
Zoominfo Technologies, Inc. (a)	216,100	8,728
		436,977
Media - 1.7%
Charter Communications, Inc. Class A (a)	64,500	32,697
Innovid Corp. (c)	242,614	922
Liberty Media Corp. Liberty Formula One Group Series C (a)	584,500	36,409
		70,028

TOTAL COMMUNICATION SERVICES		647,642

CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.5%
Ferrari NV	114,411	22,307
XPeng, Inc. ADR (a)	19,500	458
		22,765
Diversified Consumer Services - 0.7%
Laureate Education, Inc. Class A	1,648,244	20,982
Mister Car Wash, Inc. (d)	693,300	8,417
		29,399
Hotels, Restaurants & Leisure - 1.0%
Airbnb, Inc. Class A (a)	222,200	26,857
Flutter Entertainment PLC (a)	85,600	10,528
Wingstop, Inc. (d)	42,900	3,417
		40,802
Household Durables - 0.0%
Blu Investments LLC (a)(c)(e)	12,123,162	4
Internet & Direct Marketing Retail - 4.9%
Amazon.com, Inc. (a)	83,502	200,755
Pinduoduo, Inc. ADR (a)	148,600	7,482
		208,237
Multiline Retail - 0.0%
Dollarama, Inc.	33,600	1,949
Specialty Retail - 0.7%
Aritzia, Inc. (a)	89,600	2,615
Floor & Decor Holdings, Inc. Class A (a)	46,300	3,493
TJX Companies, Inc.	37,800	2,403
Victoria's Secret & Co. (a)	508,800	20,968
		29,479
Textiles, Apparel & Luxury Goods - 0.9%
LVMH Moet Hennessy Louis Vuitton SE	29,217	18,863
On Holding AG	11,400	235
Samsonite International SA (a)(f)	7,756,500	17,733
		36,831

TOTAL CONSUMER DISCRETIONARY		369,466

CONSUMER STAPLES - 3.7%
Beverages - 3.2%
Boston Beer Co., Inc. Class A (a)	9,920	3,525
Constellation Brands, Inc. Class A (sub. vtg.)	57,600	14,139
Keurig Dr. Pepper, Inc.	608,800	21,150
Monster Beverage Corp. (a)	344,377	30,691
The Coca-Cola Co.	996,900	63,184
		132,689
Household Products - 0.5%
Reckitt Benckiser Group PLC	286,308	22,101

TOTAL CONSUMER STAPLES		154,790

ENERGY - 4.7%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	681,500	24,520
Oil, Gas & Consumable Fuels - 4.1%
Canadian Natural Resources Ltd. (d)	266,400	17,670
Cheniere Energy, Inc.	338,400	46,283
Denbury, Inc. (a)	63,900	4,674
New Fortress Energy, Inc.	239,300	11,149
Range Resources Corp. (a)	512,500	17,399
Reliance Industries Ltd.	2,230,325	75,668
		172,843

TOTAL ENERGY		197,363

FINANCIALS - 5.6%
Banks - 0.1%
HDFC Bank Ltd.	135,292	2,403
M&T Bank Corp.	11,400	2,052
		4,455
Capital Markets - 3.3%
BlackRock, Inc. Class A	26,400	17,664
CME Group, Inc.	325,880	64,795
MarketAxess Holdings, Inc.	47,900	13,492
Moody's Corp.	22,500	6,785
Morningstar, Inc.	29,100	7,480
MSCI, Inc.	38,311	16,947
S&P Global, Inc.	33,700	11,777
		138,940
Insurance - 2.2%
American Financial Group, Inc.	156,010	22,044
Arthur J. Gallagher & Co.	231,131	37,429
BRP Group, Inc. (a)	273,400	6,895
Marsh & McLennan Companies, Inc.	164,600	26,328
		92,696

TOTAL FINANCIALS		236,091

HEALTH CARE - 17.4%
Biotechnology - 5.4%
Adamas Pharmaceuticals, Inc.:
rights (a)(e)	1,000,100	60
rights (a)(e)	1,000,100	60
Affimed NV (a)	337,485	1,046
Alnylam Pharmaceuticals, Inc. (a)	47,800	6,013
Applied Therapeutics, Inc. (a)	82,690	119
Atara Biotherapeutics, Inc. (a)	232,900	1,211
Cytokinetics, Inc. (a)	111,500	4,449
EQRx, Inc. (a)	243,811	1,356
Erasca, Inc.	55,500	301
Evelo Biosciences, Inc. (a)	268,200	563
Galapagos NV sponsored ADR (a)	167,900	9,236
Gamida Cell Ltd. (a)(d)	934,668	2,038
Hookipa Pharma, Inc. (a)	669,700	1,152
Innovent Biologics, Inc. (a)(f)	615,500	1,910
Insmed, Inc. (a)	444,589	8,367
Prelude Therapeutics, Inc. (a)	17,000	71
Regeneron Pharmaceuticals, Inc. (a)	74,257	49,362
Rubius Therapeutics, Inc. (a)	80,596	89
Seagen, Inc. (a)	143,600	19,484
Seres Therapeutics, Inc. (a)	96,200	298
Synlogic, Inc. (a)	670,600	731
Vertex Pharmaceuticals, Inc. (a)	432,112	116,087
Vor Biopharma, Inc. (a)	252,839	1,064
XOMA Corp. (a)(d)	186,143	3,390
		228,457
Health Care Equipment & Supplies - 1.3%
Axonics Modulation Technologies, Inc. (a)	33,300	1,665
Boston Scientific Corp. (a)	370,800	15,207
Edwards Lifesciences Corp. (a)	285,000	28,742
Insulet Corp. (a)	5,300	1,131
Nevro Corp. (a)	30,000	1,307
Penumbra, Inc. (a)	37,086	5,449
		53,501
Health Care Providers & Services - 6.3%
Guardant Health, Inc. (a)	158,315	6,488
HealthEquity, Inc. (a)	641,700	40,158
Option Care Health, Inc. (a)	34,400	1,044
Tenet Healthcare Corp. (a)	50,400	3,261
UnitedHealth Group, Inc.	434,015	215,610
		266,561
Health Care Technology - 0.3%
Certara, Inc. (a)(d)	385,923	7,842
Doximity, Inc. (d)	72,200	2,526
Simulations Plus, Inc. (d)	66,600	3,162
		13,530
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)	31,196	1,597
Bio-Techne Corp.	31,600	11,683
Bruker Corp.	289,771	18,105
Codexis, Inc. (a)	324,904	3,470
Danaher Corp.	161,095	42,500
Nanostring Technologies, Inc. (a)	62,300	974
Olink Holding AB ADR (a)	16,200	191
		78,520
Pharmaceuticals - 2.3%
Aclaris Therapeutics, Inc. (a)	144,100	1,843
AstraZeneca PLC sponsored ADR	365,200	24,278
Eli Lilly & Co.	197,187	61,806
Euroapi SASU (a)	1,808	26
Nuvation Bio, Inc. (a)	186,501	658
Revance Therapeutics, Inc. (a)	251,100	3,435
Sanofi SA	41,600	4,438
		96,484

TOTAL HEALTH CARE		737,053

INDUSTRIALS - 6.1%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (a)	57,900	5,869
Northrop Grumman Corp.	65,900	30,839
		36,708
Electrical Equipment - 0.9%
Ballard Power Systems, Inc. (a)(d)	17,100	124
Bloom Energy Corp. Class A (a)(d)	87,000	1,524
Ceres Power Holdings PLC (a)	1,056,200	8,917
Eaton Corp. PLC	32,200	4,463
Generac Holdings, Inc. (a)	65,551	16,196
Vestas Wind Systems A/S	198,300	5,065
		36,289
Machinery - 1.2%
Caterpillar, Inc.	50,800	10,965
Chart Industries, Inc. (a)	40,700	7,158
Ingersoll Rand, Inc.	660,235	31,130
Parker Hannifin Corp.	10,600	2,885
		52,138
Professional Services - 1.8%
ASGN, Inc. (a)	93,100	8,866
Clarivate Analytics PLC (a)(d)	912,100	13,472
CoStar Group, Inc. (a)	25,400	1,548
KBR, Inc.	833,436	41,472
Kforce, Inc.	42,200	2,772
Upwork, Inc. (a)	461,488	8,422
		76,552
Road & Rail - 0.5%
Uber Technologies, Inc. (a)	1,001,423	23,233
Trading Companies & Distributors - 0.8%
Azelis Group NV	79,500	1,995
Ferguson PLC	251,400	30,196
		32,191

TOTAL INDUSTRIALS		257,111

INFORMATION TECHNOLOGY - 31.7%
Electronic Equipment & Components - 0.2%
Teledyne Technologies, Inc. (a)	24,800	10,048
IT Services - 1.9%
Cloudflare, Inc. (a)	161,354	9,036
Cognizant Technology Solutions Corp. Class A	426,200	31,837
MasterCard, Inc. Class A	40,627	14,539
MongoDB, Inc. Class A (a)	98,768	23,423
Okta, Inc. (a)	5,000	415
Snowflake, Inc. (a)	7,500	957
		80,207
Semiconductors & Semiconductor Equipment - 6.6%
Aixtron AG	434,700	12,805
Allegro MicroSystems LLC (a)	118,300	3,046
ASML Holding NV	34,051	19,623
eMemory Technology, Inc.	36,000	1,888
Enphase Energy, Inc. (a)	151,400	28,189
NVIDIA Corp.	377,484	70,484
NXP Semiconductors NV	48,200	9,146
Qualcomm, Inc.	526,992	75,476
Silicon Laboratories, Inc. (a)	8,020	1,196
SiTime Corp. (a)	47,000	10,011
SolarEdge Technologies, Inc. (a)	98,000	26,733
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,600	438
Universal Display Corp.	149,000	18,820
		277,855
Software - 18.3%
Adobe, Inc. (a)	213,391	88,873
Confluent, Inc. (d)	216,100	4,566
Elastic NV (a)	3,012	186
Epic Games, Inc. (a)(c)(e)	3,289	3,059
GitLab, Inc.	11,400	444
HashiCorp, Inc. (d)	163,900	5,740
HubSpot, Inc. (a)	16,700	5,639
Intuit, Inc.	82,962	34,384
Mandiant, Inc. (a)	1,790,720	39,485
Manhattan Associates, Inc. (a)	154,527	18,687
Microsoft Corp.	1,730,703	470,530
Oracle Corp.	429,900	30,918
Palo Alto Networks, Inc. (a)(d)	134,313	67,530
Samsara, Inc.	27,300	307
Volue A/S (a)	1,027,700	3,454
		773,802
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	1,335,490	198,774

TOTAL INFORMATION TECHNOLOGY		1,340,686

MATERIALS - 4.5%
Chemicals - 3.8%
Albemarle Corp. U.S.	195,771	50,983
CF Industries Holdings, Inc.	413,300	40,822
Sherwin-Williams Co.	182,294	48,862
The Chemours Co. LLC	425,000	18,313
		158,980
Metals & Mining - 0.7%
First Quantum Minerals Ltd.	438,900	12,707
Lynas Rare Earths Ltd. (a)	1,777,103	12,455
MP Materials Corp. (a)(d)	175,500	6,920
		32,082

TOTAL MATERIALS		191,062

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Prologis (REIT), Inc.	150,000	19,122
Welltower, Inc.	28,200	2,512
		21,634
Real Estate Management & Development - 0.2%
Doma Holdings, Inc. (a)(c)	487,314	926
WeWork, Inc. (a)	823,000	6,000
		6,926

TOTAL REAL ESTATE		28,560

UTILITIES - 0.3%
Electric Utilities - 0.2%
ORSTED A/S (f)	67,100	7,563
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP	82,400	2,932

TOTAL UTILITIES		10,495

TOTAL COMMON STOCKS
(Cost $2,800,023)		4,170,319

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(c)(e)	111,100	508
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(e)	105,425	3
Software - 0.0%
ASAPP, Inc. Series C (a)(c)(e)	367,427	1,297

TOTAL INFORMATION TECHNOLOGY		1,300

MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(c)(e)	76,285	3,739
Series C3 (a)(c)(e)	95,356	4,673
Series C4 (a)(c)(e)	27,230	1,335
Series C5 (c)(e)	53,844	2,639
		12,386
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $10,964)		14,194

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.82% (g)	43,214,880	43,224
Fidelity Securities Lending Cash Central Fund 0.82% (g)(h)	54,641,574	54,647
TOTAL MONEY MARKET FUNDS
(Cost $97,871)		97,871
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $2,908,858)		4,282,384
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(55,281)
NET ASSETS - 100%		$4,227,103

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,105,000 or 0.5% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,206,000 or 0.6% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
ASAPP, Inc. Series C	4/30/21	$2,424
Blu Investments LLC	5/21/20	$21
Doma Holdings, Inc.	3/2/21	$4,873
ElevateBio LLC Series C	3/9/21	$466
Epic Games, Inc.	3/29/21	$2,911
Illuminated Holdings, Inc. Series C2	7/7/20	$1,907
Illuminated Holdings, Inc. Series C3	7/7/20	$2,861
Illuminated Holdings, Inc. Series C4	1/8/21	$980
Illuminated Holdings, Inc. Series C5	6/16/21	$2,326
Innovid Corp.	6/24/21	$2,426

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.82%	$47,883	$510,402	$515,061	$53	$--	$--	$43,224	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	15,138	225,553	186,044	62	--	--	54,647	0.1%
Total	$63,021	$735,955	$701,105	$115	$--	$--	$97,871

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$647,642	$646,930	$712	$--
Consumer Discretionary	369,466	350,599	18,863	4
Consumer Staples	154,790	132,689	22,101	--
Energy	197,363	197,363	--	--
Financials	236,091	233,688	2,403	--
Health Care	737,561	736,933	--	628
Industrials	257,111	252,046	5,065	--
Information Technology	1,341,986	1,335,739	1,888	4,359
Materials	203,448	178,607	12,455	12,386
Real Estate	28,560	28,560	--	--
Utilities	10,495	2,932	7,563	--
Money Market Funds	97,871	97,871	--	--
Total Investments in Securities:	$4,282,384	$4,193,957	$71,050	$17,377

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $52,417) — See accompanying schedule: Unaffiliated issuers (cost $2,810,987)	$4,184,513
Fidelity Central Funds (cost $97,871)	97,871
Total Investment in Securities (cost $2,908,858)		$4,282,384
Foreign currency held at value (cost $103)		103
Receivable for investments sold		9,544
Receivable for fund shares sold		9,605
Dividends receivable		3,418
Distributions receivable from Fidelity Central Funds		61
Prepaid expenses		1
Other receivables		75
Total assets		4,305,191
Liabilities
Payable for investments purchased
Regular delivery	$11,639
Delayed delivery	712
Payable for fund shares redeemed	3,208
Accrued management fee	1,798
Distribution and service plan fees payable	984
Other affiliated payables	661
Other payables and accrued expenses	4,444
Collateral on securities loaned	54,642
Total liabilities		78,088
Net Assets		$4,227,103
Net Assets consist of:
Paid in capital		$2,731,521
Total accumulated earnings (loss)		1,495,582
Net Assets		$4,227,103
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,395,874 ÷ 99,093 shares)(a)		$14.09
Maximum offering price per share (100/94.25 of $14.09)		$14.95
Class M:
Net Asset Value and redemption price per share ($1,512,422 ÷ 111,014 shares)(a)		$13.62
Maximum offering price per share (100/96.50 of $13.62)		$14.11
Class C:
Net Asset Value and offering price per share ($98,827 ÷ 9,184 shares)(a)		$10.76
Class I:
Net Asset Value, offering price and redemption price per share ($928,721 ÷ 57,296 shares)		$16.21
Class Z:
Net Asset Value, offering price and redemption price per share ($291,259 ÷ 17,744 shares)		$16.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$(263)
Special dividends		2,245
Income from Fidelity Central Funds (including $62 from security lending)		115
Total income		2,097
Expenses
Management fee	$12,152
Transfer agent fees	3,534
Distribution and service plan fees	6,799
Accounting fees	533
Custodian fees and expenses	47
Independent trustees' fees and expenses	8
Registration fees	72
Audit	35
Legal	3
Interest	1
Miscellaneous	8
Total expenses before reductions	23,192
Expense reductions	(72)
Total expenses after reductions		23,120
Net investment income (loss)		(21,023)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	148,583
Foreign currency transactions	11
Total net realized gain (loss)		148,594
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $557)	(1,015,713)
Unfunded commitments	253
Assets and liabilities in foreign currencies	(62)
Total change in net unrealized appreciation (depreciation)		(1,015,522)
Net gain (loss)		(866,928)
Net increase (decrease) in net assets resulting from operations		$(887,951)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(21,023)	$(3,171)
Net realized gain (loss)	148,594	641,521
Change in net unrealized appreciation (depreciation)	(1,015,522)	464,667
Net increase (decrease) in net assets resulting from operations	(887,951)	1,103,017
Distributions to shareholders	(584,982)	(476,279)
Share transactions - net increase (decrease)	525,351	241,772
Total increase (decrease) in net assets	(947,582)	868,510
Net Assets
Beginning of period	5,174,685	4,306,175
End of period	$4,227,103	$5,174,685

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Equity Growth Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018 A	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$19.23	$17.06	$13.07	$11.84	$12.26	$9.61
Income from Investment Operations
Net investment income (loss)B,C	(.07)D	–E	(.05)	(.02)	(.01)	(.01)
Net realized and unrealized gain (loss)	(2.85)	4.08	5.22	1.97	.93	3.24
Total from investment operations	(2.92)	4.08	5.17	1.95	.92	3.23
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.22)	(1.91)	(1.18)	(.72)	(1.34)	(.58)
Total distributions	(2.22)	(1.91)	(1.18)	(.72)	(1.34)	(.58)
Net asset value, end of period	$14.09	$19.23	$17.06	$13.07	$11.84	$12.26
Total ReturnF,G,H	(17.38)%	26.35%	42.92%	18.34%	8.38%	35.72%
Ratios to Average Net AssetsC,I,J
Expenses before reductions	.97%K	.97%	.99%	1.01%	1.02%	1.03%
Expenses net of fee waivers, if any	.96%K	.97%	.99%	1.01%	1.01%	1.03%
Expenses net of all reductions	.96%K	.97%	.99%	1.01%	1.01%	1.03%
Net investment income (loss)	(.92)%D,K	(.02)%E	(.33)%	(.16)%	(.09)%	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$1,396	$1,752	$1,477	$1,049	$865	$843
Portfolio turnover rateL	43%K	44%	52%	49%M	37%	48%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.97) %.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.31) %.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Growth Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018 A	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$18.64	$16.60	$12.78	$11.61	$12.05	$9.47
Income from Investment Operations
Net investment income (loss)B,C	(.09)D	(.04)E	(.08)	(.05)	(.04)	(.04)
Net realized and unrealized gain (loss)	(2.76)	3.95	5.08	1.94	.91	3.20
Total from investment operations	(2.85)	3.91	5.00	1.89	.87	3.16
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.17)	(1.87)	(1.18)	(.72)	(1.31)	(.58)
Total distributions	(2.17)	(1.87)	(1.18)	(.72)	(1.31)	(.58)
Net asset value, end of period	$13.62	$18.64	$16.60	$12.78	$11.61	$12.05
Total ReturnF,G,H	(17.50)%	25.99%	42.54%	18.18%	8.07%	35.41%
Ratios to Average Net AssetsC,I,J
Expenses before reductions	1.21%K	1.21%	1.23%	1.25%	1.25%	1.26%
Expenses net of fee waivers, if any	1.21%K	1.21%	1.23%	1.25%	1.25%	1.26%
Expenses net of all reductions	1.21%K	1.21%	1.23%	1.24%	1.24%	1.26%
Net investment income (loss)	(1.17)%D,K	(.26)%E	(.57)%	(.40)%	(.32)%	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$1,512	$1,938	$1,747	$1,417	$1,332	$1,353
Portfolio turnover rateL	43%K	44%	52%	49%M	37%	48%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (1.21) %.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.56) %.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Growth Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018 A	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.14	$13.84	$10.90	$10.07	$10.63	$8.47
Income from Investment Operations
Net investment income (loss)B,C	(.10)D	(.11)E	(.13)	(.09)	(.09)	(.08)
Net realized and unrealized gain (loss)	(2.17)	3.24	4.25	1.64	.80	2.82
Total from investment operations	(2.27)	3.13	4.12	1.55	.71	2.74
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.11)	(1.83)	(1.18)	(.72)	(1.27)	(.58)
Total distributions	(2.11)	(1.83)	(1.18)	(.72)	(1.27)	(.58)
Net asset value, end of period	$10.76	$15.14	$13.84	$10.90	$10.07	$10.63
Total ReturnF,G,H	(17.69)%	25.36%	41.73%	17.53%	7.50%	34.70%
Ratios to Average Net AssetsC,I,J
Expenses before reductions	1.74%K	1.74%	1.78%	1.80%	1.78%	1.79%
Expenses net of fee waivers, if any	1.74%K	1.74%	1.77%	1.80%	1.78%	1.79%
Expenses net of all reductions	1.74%K	1.74%	1.77%	1.79%	1.77%	1.79%
Net investment income (loss)	(1.70)%D,K	(.79)%E	(1.12)%	(.95)%	(.85)%	(.89)%
Supplemental Data
Net assets, end of period (in millions)	$99	$134	$131	$101	$196	$200
Portfolio turnover rateL	43%K	44%	52%	49%M	37%	48%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (1.75) %.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.09) %.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Growth Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018 A	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$21.82	$19.10	$14.46	$12.98	$13.32	$10.36
Income from Investment Operations
Net investment income (loss)B,C	(.06)D	.05E	(.01)	.01	.02	.02
Net realized and unrealized gain (loss)	(3.29)	4.61	5.83	2.19	1.01	3.52
Total from investment operations	(3.35)	4.66	5.82	2.20	1.03	3.54
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.26)	(1.94)	(1.18)	(.72)	(1.37)	(.58)
Total distributions	(2.26)	(1.94)	(1.18)	(.72)	(1.37)	(.58)
Net asset value, end of period	$16.21	$21.82	$19.10	$14.46	$12.98	$13.32
Total ReturnF,G	(17.30)%	26.65%	43.32%	18.68%	8.65%	36.08%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.71%J	.71%	.74%	.75%	.75%	.77%
Expenses net of fee waivers, if any	.71%J	.71%	.73%	.75%	.75%	.76%
Expenses net of all reductions	.71%J	.71%	.73%	.75%	.75%	.76%
Net investment income (loss)	(.67)%D,J	.24%E	(.07)%	.10%	.17%	.14%
Supplemental Data
Net assets, end of period (in millions)	$929	$1,067	$770	$548	$679	$677
Portfolio turnover rateK	43%J	44%	52%	49%L	37%	48%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.71) %.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.06) %.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Growth Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018 A	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$22.07	$19.30	$14.59	$13.07	$13.40	$10.41
Income from Investment Operations
Net investment income (loss)B,C	(.05)D	.07E	.01	.03	.04	.03
Net realized and unrealized gain (loss)	(3.33)	4.66	5.88	2.21	1.02	3.54
Total from investment operations	(3.38)	4.73	5.89	2.24	1.06	3.57
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.28)	(1.96)	(1.18)	(.72)	(1.39)	(.58)
Total distributions	(2.28)	(1.96)	(1.18)	(.72)	(1.39)	(.58)
Net asset value, end of period	$16.41	$22.07	$19.30	$14.59	$13.07	$13.40
Total ReturnF,G	(17.25)%	26.77%	43.43%	18.87%	8.80%	36.27%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.60%J	.60%	.61%	.62%	.62%	.63%
Expenses net of fee waivers, if any	.59%J	.60%	.61%	.62%	.62%	.63%
Expenses net of all reductions	.59%J	.60%	.61%	.62%	.62%	.63%
Net investment income (loss)	(.55)%D,J	.35%E	.05%	.23%	.30%	.28%
Supplemental Data
Net assets, end of period (in millions)	$291	$285	$180	$112	$87	$59
Portfolio turnover rateK	43%J	44%	52%	49%L	37%	48%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.60) %.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .06%.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. During the period, dividend income and net realized appreciation (depreciation) were adjusted as presented in the table below as a result of a change in the prior period estimate, which had no impact on the total net assets or total return.

	Dividend Income	Net Unrealized Appreciation (Depreciation)
Fidelity Advisor Equity Growth Fund	$(14,243)	$14,243

Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Equity Growth Fund	$26

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, deferred Trustee compensation, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,607,327
Gross unrealized depreciation	(233,943)
Net unrealized appreciation (depreciation)	$1,373,384
Tax cost	$2,909,000

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Growth Fund	1,005,838	1,114,880

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,955	$31
Class M	.25%	.25%	4,273	19
Class C	.75%	.25%	571	65
			$6,799	$115

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$168
Class M	18
Class C(a)	1
$187

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,274.16
Class M	1,338.16
Class C	108.19
Class I	757.16
Class Z	57.04
	$3,534

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Equity Growth Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Equity Growth Fund	$16

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Equity Growth Fund	Borrower	$12,647.32%		$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Equity Growth Fund	54,219	59,271	8,133

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Equity Growth Fund	$4

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Equity Growth Fund	$7	$–(a)	$31

 (a) Amount represents less than five hundred dollars.

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $72.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Equity Growth Fund
Distributions to shareholders
Class A	$201,902	$165,526
Class M	224,409	196,250
Class C	18,487	17,503
Class I	110,672	77,607
Class Z	29,512	19,393
Total	$584,982	$476,279

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2022	Year ended November 30, 2021	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Equity Growth Fund
Class A
Shares sold	5,983	10,433	$94,624	$181,362
Reinvestment of distributions	10,895	9,810	189,362	155,004
Shares redeemed	(8,887)	(15,717)	(137,173)	(273,966)
Net increase (decrease)	7,991	4,526	$146,813	$62,400
Class M
Shares sold	4,396	8,240	$67,364	$138,409
Reinvestment of distributions	13,013	12,449	218,886	191,216
Shares redeemed	(10,332)	(22,005)	(157,616)	(373,922)
Net increase (decrease)	7,077	(1,316)	$128,634	$(44,297)
Class C
Shares sold	938	1,699	$11,284	$23,445
Reinvestment of distributions	1,360	1,378	18,111	17,283
Shares redeemed	(1,935)	(3,751)	(23,337)	(51,874)
Net increase (decrease)	363	(674)	$6,058	$(11,146)
Class I
Shares sold	12,173	15,368	$212,684	$307,950
Reinvestment of distributions	5,203	4,008	103,900	71,711
Shares redeemed	(8,994)	(10,810)	(161,024)	(214,558)
Net increase (decrease)	8,382	8,566	$155,560	$165,103
Class Z
Shares sold	5,341	4,967	$94,331	$99,995
Reinvestment of distributions	1,400	1,033	28,312	18,669
Shares redeemed	(1,893)	(2,454)	(34,357)	(48,952)
Net increase (decrease)	4,848	3,546	$88,286	$69,712

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Advisor Equity Growth Fund
Class A	.96%
Actual		$1,000.00	$826.20	$4.37
Hypothetical-C		$1,000.00	$1,020.14	$4.84
Class M	1.21%
Actual		$1,000.00	$825.00	$5.51
Hypothetical-C		$1,000.00	$1,018.90	$6.09
Class C	1.74%
Actual		$1,000.00	$823.10	$7.91
Hypothetical-C		$1,000.00	$1,016.26	$8.75
Class I	.71%
Actual		$1,000.00	$827.00	$3.23
Hypothetical-C		$1,000.00	$1,021.39	$3.58
Class Z	.59%
Actual		$1,000.00	$827.50	$2.69
Hypothetical-C		$1,000.00	$1,021.99	$2.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Equity Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Equity Growth Fund

2021 Total Return % vs. Morningstar Custom Large/Mid Growth and Russell 3000 Growth:

75% beaten
25% beaten
Benchmark
Class I
32.000
30.000
28.000
26.000
24.000
30.740
27.647
27.574
24.370
85.000
80.000
75.000
70.000
65.000
60.000
55.000
84.336
80.718
78.349
59.690
200.000
180.000
160.000
140.000
120.000
189.921
173.626
173.490
129.060
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	46%	79%	85%
Class C	38%	72%	77%
Class I	48%	81%	87%
Class M	42%	78%	83%
Class Z	49%	83%	88%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Equity Growth Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Class I), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Class I ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EPG-SANN-0722
1.704747.124

Fidelity Advisor® Equity Value Fund

Semi-Annual Report

May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2022

% of fund's net assets
Berkshire Hathaway, Inc. Class B	4.5
Exxon Mobil Corp.	4.2
UnitedHealth Group, Inc.	3.0
Comcast Corp. Class A	3.0
Cigna Corp.	2.8
Bristol-Myers Squibb Co.	2.6
Centene Corp.	2.5
Procter & Gamble Co.	2.3
Bank of America Corp.	2.2
Alphabet, Inc. Class A	2.0
29.1

Market Sectors as of May 31, 2022

% of fund's net assets
Financials	20.4
Health Care	19.7
Utilities	11.1
Communication Services	8.9
Industrials	8.8
Consumer Staples	8.6
Information Technology	8.5
Energy	4.9
Consumer Discretionary	3.5
Materials	3.3
Real Estate	0.6

Asset Allocation (% of fund's net assets)

As of May 31, 2022*
Stocks	98.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments - 17.6%

Geographic Diversification (% of fund's net assets)

As of May 31, 2022
United States of America*	82.4%
Switzerland	4.1%
United Kingdom	3.7%
Canada	2.1%
France	1.6%
Germany	1.5%
Netherlands	1.4%
Korea (South)	1.3%
Bailiwick of Guernsey	1.0%
Other	0.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	90,511	$4,642,309
Entertainment - 1.1%
Activision Blizzard, Inc.	32,980	2,568,482
Interactive Media & Services - 2.0%
Alphabet, Inc. Class A (a)	2,066	4,700,646
Media - 3.8%
Comcast Corp. Class A	154,591	6,845,289
Interpublic Group of Companies, Inc.	50,158	1,616,592
WPP PLC	20,196	234,465
		8,696,346

TOTAL COMMUNICATION SERVICES		20,607,783

CONSUMER DISCRETIONARY - 3.5%
Diversified Consumer Services - 1.1%
H&R Block, Inc.	74,813	2,636,410
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	22,094	1,075,315
Multiline Retail - 1.3%
Dollar General Corp.	13,303	2,931,183
Specialty Retail - 0.7%
Ross Stores, Inc.	18,420	1,566,068

TOTAL CONSUMER DISCRETIONARY		8,208,976

CONSUMER STAPLES - 8.6%
Beverages - 0.6%
Coca-Cola European Partners PLC	27,084	1,438,973
Food & Staples Retailing - 0.7%
U.S. Foods Holding Corp. (a)	48,429	1,603,968
Food Products - 2.5%
Mondelez International, Inc.	64,459	4,097,014
Tyson Foods, Inc. Class A	16,953	1,519,158
		5,616,172
Household Products - 4.5%
Procter & Gamble Co.	36,591	5,411,077
Reckitt Benckiser Group PLC	22,510	1,737,582
Spectrum Brands Holdings, Inc.	20,831	1,827,712
The Clorox Co.	10,004	1,454,181
		10,430,552
Personal Products - 0.3%
Unilever PLC sponsored ADR	14,481	699,867

TOTAL CONSUMER STAPLES		19,789,532

ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Exxon Mobil Corp.	99,589	9,560,544
Parex Resources, Inc.	74,800	1,656,440
		11,216,984
FINANCIALS - 20.4%
Banks - 8.2%
Bank of America Corp.	136,855	5,091,006
Cullen/Frost Bankers, Inc.	4,694	586,656
JPMorgan Chase & Co.	35,298	4,667,455
M&T Bank Corp.	15,400	2,771,538
PNC Financial Services Group, Inc.	16,121	2,827,785
Wells Fargo & Co.	68,064	3,115,289
		19,059,729
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	10,080	1,346,890
BlackRock, Inc. Class A	4,675	3,127,949
Invesco Ltd.	27,378	529,491
Northern Trust Corp.	14,769	1,650,436
		6,654,766
Diversified Financial Services - 4.5%
Berkshire Hathaway, Inc. Class B (a)	32,892	10,393,213
Insurance - 4.8%
Chubb Ltd.	20,409	4,312,218
The Travelers Companies, Inc.	22,643	4,054,003
Willis Towers Watson PLC	13,242	2,794,989
		11,161,210

TOTAL FINANCIALS		47,268,918

HEALTH CARE - 19.7%
Biotechnology - 2.1%
Regeneron Pharmaceuticals, Inc. (a)	4,134	2,748,035
Vertex Pharmaceuticals, Inc. (a)	8,305	2,231,138
		4,979,173
Health Care Providers & Services - 11.0%
Anthem, Inc.	7,000	3,567,270
Centene Corp. (a)	70,230	5,719,531
Cigna Corp.	23,929	6,419,911
Humana, Inc.	6,400	2,907,072
UnitedHealth Group, Inc.	13,798	6,854,570
		25,468,354
Pharmaceuticals - 6.6%
AstraZeneca PLC sponsored ADR	49,271	3,275,536
Bristol-Myers Squibb Co.	78,276	5,905,924
Roche Holding AG (participation certificate)	9,611	3,275,344
Sanofi SA sponsored ADR	51,007	2,716,123
		15,172,927

TOTAL HEALTH CARE		45,620,454

INDUSTRIALS - 8.8%
Aerospace & Defense - 4.3%
Airbus Group NV	14,272	1,672,619
L3Harris Technologies, Inc.	9,317	2,244,465
Lockheed Martin Corp.	4,791	2,108,567
Northrop Grumman Corp.	8,216	3,844,842
		9,870,493
Air Freight & Logistics - 0.5%
Deutsche Post AG	30,718	1,271,223
Electrical Equipment - 0.6%
Regal Rexnord Corp.	10,893	1,361,080
Industrial Conglomerates - 1.0%
Siemens AG	16,871	2,227,023
Machinery - 2.4%
ITT, Inc.	9,837	726,167
Oshkosh Corp.	24,897	2,313,180
Pentair PLC	26,248	1,316,862
Stanley Black & Decker, Inc.	10,749	1,275,799
		5,632,008

TOTAL INDUSTRIALS		20,361,827

INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 1.4%
Cisco Systems, Inc.	70,601	3,180,575
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	14,362	1,858,299
IT Services - 2.8%
Amdocs Ltd.	26,327	2,287,553
Capgemini SA	5,175	1,002,790
Cognizant Technology Solutions Corp. Class A	29,618	2,212,465
Maximus, Inc.	16,470	1,068,738
		6,571,546
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	8,190	1,554,134
Software - 1.5%
Aspen Technology, Inc. (a)	3,731	721,911
NortonLifeLock, Inc.	71,102	1,730,623
Open Text Corp.	26,375	1,081,639
		3,534,173

TOTAL INFORMATION TECHNOLOGY		16,698,727

MATERIALS - 3.3%
Chemicals - 1.8%
DuPont de Nemours, Inc.	37,021	2,511,875
International Flavors & Fragrances, Inc.	11,952	1,579,696
		4,091,571
Metals & Mining - 1.5%
Lundin Mining Corp.	245,455	2,185,100
Newmont Corp.	19,128	1,297,835
		3,482,935

TOTAL MATERIALS		7,574,506

REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	16,898	1,399,830
UTILITIES - 11.1%
Electric Utilities - 9.7%
Constellation Energy Corp.	45,060	2,797,325
Duke Energy Corp.	24,052	2,706,331
Entergy Corp.	7,527	905,649
Evergy, Inc.	37,055	2,591,627
Exelon Corp.	67,378	3,311,629
PG&E Corp. (a)	326,553	3,983,947
Portland General Electric Co.	28,463	1,401,803
PPL Corp.	31,023	936,274
Southern Co.	50,164	3,795,408
		22,429,993
Multi-Utilities - 1.4%
Dominion Energy, Inc.	39,609	3,335,870

TOTAL UTILITIES		25,765,863

TOTAL COMMON STOCKS
(Cost $184,140,621)		224,513,400

Nonconvertible Preferred Stocks - 1.3%
INFORMATION TECHNOLOGY - 1.3%
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co. Ltd.
(Cost $2,780,219)	61,138	2,986,986

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.82% (b)
(Cost $6,609,203)	6,607,881	6,609,203
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $193,530,043)		234,109,589
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(2,769,898)
NET ASSETS - 100%		$231,339,691

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.82%	$2,898,565	$30,914,720	$27,204,082	$4,765	$--	$--	$6,609,203	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	--	3,929,821	3,929,821	127	--	--	--	0.0%
Total	$2,898,565	$34,844,541	$31,133,903	$4,892	$--	$--	$6,609,203

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$20,607,783	$20,373,318	$234,465	$--
Consumer Discretionary	8,208,976	8,208,976	--	--
Consumer Staples	19,789,532	18,051,950	1,737,582	--
Energy	11,216,984	11,216,984	--	--
Financials	47,268,918	47,268,918	--	--
Health Care	45,620,454	42,345,110	3,275,344	--
Industrials	20,361,827	15,190,962	5,170,865	--
Information Technology	19,685,713	19,685,713	--	--
Materials	7,574,506	7,574,506	--	--
Real Estate	1,399,830	1,399,830	--	--
Utilities	25,765,863	25,765,863	--	--
Money Market Funds	6,609,203	6,609,203	--	--
Total Investments in Securities:	$234,109,589	$223,691,333	$10,418,256	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $186,920,840)	$227,500,386
Fidelity Central Funds (cost $6,609,203)	6,609,203
Total Investment in Securities (cost $193,530,043)		$234,109,589
Cash		71,689
Foreign currency held at value (cost $44)		1,058
Receivable for fund shares sold		186,218
Dividends receivable		445,208
Distributions receivable from Fidelity Central Funds		3,009
Prepaid expenses		28
Other receivables		2,954
Total assets		234,819,753
Liabilities
Payable for investments purchased	$3,132,650
Payable for fund shares redeemed	107,669
Accrued management fee	119,747
Distribution and service plan fees payable	48,945
Other affiliated payables	39,475
Other payables and accrued expenses	31,576
Total liabilities		3,480,062
Net Assets		$231,339,691
Net Assets consist of:
Paid in capital		$185,156,156
Total accumulated earnings (loss)		46,183,535
Net Assets		$231,339,691
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($110,609,695 ÷ 4,848,516 shares)(a)		$22.81
Maximum offering price per share (100/94.25 of $22.81)		$24.20
Class M:
Net Asset Value and redemption price per share ($32,956,461 ÷ 1,444,143 shares)(a)		$22.82
Maximum offering price per share (100/96.50 of $22.82)		$23.65
Class C:
Net Asset Value and offering price per share ($16,648,343 ÷ 748,098 shares)(a)		$22.25
Class I:
Net Asset Value, offering price and redemption price per share ($50,630,486 ÷ 2,160,972 shares)		$23.43
Class Z:
Net Asset Value, offering price and redemption price per share ($20,494,706 ÷ 880,611 shares)		$23.27

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$2,317,363
Income from Fidelity Central Funds (including $127 from security lending)		4,892
Total income		2,322,255
Expenses
Management fee
Basic fee	$591,101
Performance adjustment	117,167
Transfer agent fees	187,915
Distribution and service plan fees	290,749
Accounting fees	43,834
Custodian fees and expenses	12,761
Independent trustees' fees and expenses	381
Registration fees	72,244
Audit	31,817
Legal	681
Interest	547
Miscellaneous	350
Total expenses before reductions	1,349,547
Expense reductions	(63,982)
Total expenses after reductions		1,285,565
Net investment income (loss)		1,036,690
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,033,631
Foreign currency transactions	(298)
Total net realized gain (loss)		5,033,333
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,797,447
Assets and liabilities in foreign currencies	(3,141)
Total change in net unrealized appreciation (depreciation)		4,794,306
Net gain (loss)		9,827,639
Net increase (decrease) in net assets resulting from operations		$10,864,329

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,036,690	$1,225,298
Net realized gain (loss)	5,033,333	12,948,747
Change in net unrealized appreciation (depreciation)	4,794,306	10,771,250
Net increase (decrease) in net assets resulting from operations	10,864,329	24,945,295
Distributions to shareholders	(7,393,412)	(1,211,161)
Share transactions - net increase (decrease)	(590,367)	81,076,800
Total increase (decrease) in net assets	2,880,550	104,810,934
Net Assets
Beginning of period	228,459,141	123,648,207
End of period	$231,339,691	$228,459,141

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Equity Value Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.52	$18.87	$18.81	$18.77	$18.84	$16.46
Income from Investment Operations
Net investment income (loss)A,B	.11	.16	.24C	.26	.26	.21
Net realized and unrealized gain (loss)	.89	3.69	.80	1.25	(.16)	2.30
Total from investment operations	1.00	3.85	1.04	1.51	.10	2.51
Distributions from net investment income	(.11)	(.20)	(.45)	(.28)	(.13)	(.13)
Distributions from net realized gain	(.60)	–	(.53)	(1.19)	(.05)	–
Total distributions	(.71)	(.20)	(.98)	(1.47)	(.17)D	(.13)
Net asset value, end of period	$22.81	$22.52	$18.87	$18.81	$18.77	$18.84
Total ReturnE,F,G	4.35%	20.58%	5.68%	9.75%	.53%	15.35%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.20%J	1.14%	1.11%	1.00%	1.00%	1.10%
Expenses net of fee waivers, if any	1.15%J	1.14%	1.10%	1.00%	1.00%	1.09%
Expenses net of all reductions	1.15%J	1.14%	1.09%	.99%	1.00%	1.08%
Net investment income (loss)	.91%J	.73%	1.44%C	1.47%	1.39%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$110,610	$96,669	$67,291	$71,916	$67,457	$81,229
Portfolio turnover rateK	52%J	35%	75%	43%L	33%	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.08%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Value Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.50	$18.85	$18.79	$18.73	$18.80	$16.43
Income from Investment Operations
Net investment income (loss)A,B	.08	.11	.20C	.21	.21	.16
Net realized and unrealized gain (loss)	.89	3.69	.79	1.26	(.16)	2.30
Total from investment operations	.97	3.80	.99	1.47	.05	2.46
Distributions from net investment income	(.05)	(.15)	(.40)	(.23)	(.07)	(.09)
Distributions from net realized gain	(.60)	–	(.53)	(1.19)	(.05)	–
Total distributions	(.65)	(.15)	(.93)	(1.41)D	(.12)	(.09)
Net asset value, end of period	$22.82	$22.50	$18.85	$18.79	$18.73	$18.80
Total ReturnE,F,G	4.22%	20.31%	5.37%	9.51%	.25%	15.02%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.45%J	1.39%	1.37%	1.26%	1.27%	1.36%
Expenses net of fee waivers, if any	1.40%J	1.38%	1.36%	1.26%	1.27%	1.35%
Expenses net of all reductions	1.40%J	1.38%	1.35%	1.26%	1.26%	1.35%
Net investment income (loss)	.66%J	.48%	1.19%C	1.21%	1.12%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$32,956	$31,217	$25,905	$28,791	$30,030	$38,976
Portfolio turnover rateK	52%J	35%	75%	43%L	33%	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .83%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Value Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.89	$18.33	$18.29	$18.25	$18.33	$16.04
Income from Investment Operations
Net investment income (loss)A,B	.02	(.01)	.10C	.12	.11	.07
Net realized and unrealized gain (loss)	.86	3.61	.76	1.24	(.16)	2.24
Total from investment operations	.88	3.60	.86	1.36	(.05)	2.31
Distributions from net investment income	–	(.04)	(.29)	(.13)	–	(.02)
Distributions from net realized gain	(.52)	–	(.53)	(1.19)	(.03)	–
Total distributions	(.52)	(.04)	(.82)	(1.32)	(.03)	(.02)
Net asset value, end of period	$22.25	$21.89	$18.33	$18.29	$18.25	$18.33
Total ReturnD,E,F	3.94%	19.67%	4.78%	8.95%	(.29)%	14.44%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.99%I	1.93%	1.91%	1.79%	1.78%	1.87%
Expenses net of fee waivers, if any	1.90%I	1.93%	1.90%	1.79%	1.78%	1.86%
Expenses net of all reductions	1.90%I	1.93%	1.89%	1.79%	1.78%	1.86%
Net investment income (loss)	.16%I	(.06)%	.64%C	.68%	.61%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$16,648	$14,096	$11,555	$15,819	$21,206	$25,427
Portfolio turnover rateJ	52%I	35%	75%	43%K	33%	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Value Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$23.14	$19.39	$19.16	$19.09	$19.18	$16.74
Income from Investment Operations
Net investment income (loss)A,B	.14	.22	.30C	.31	.32	.26
Net realized and unrealized gain (loss)	.92	3.79	.81	1.28	(.17)	2.35
Total from investment operations	1.06	4.01	1.11	1.59	.15	2.61
Distributions from net investment income	(.18)	(.26)	(.35)	(.34)	(.19)	(.17)
Distributions from net realized gain	(.60)	–	(.53)	(1.19)	(.05)	–
Total distributions	(.77)D	(.26)	(.88)	(1.52)D	(.24)	(.17)
Net asset value, end of period	$23.43	$23.14	$19.39	$19.16	$19.09	$19.18
Total ReturnE,F	4.49%	20.93%	5.95%	10.12%	.75%	15.73%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.95%I	.90%	.77%	.72%	.73%	.82%
Expenses net of fee waivers, if any	.90%I	.90%	.76%	.72%	.72%	.82%
Expenses net of all reductions	.90%I	.90%	.75%	.72%	.72%	.82%
Net investment income (loss)	1.16%I	.97%	1.78%C	1.75%	1.66%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$50,630	$51,171	$16,291	$18,538	$122,603	$136,750
Portfolio turnover rateJ	52%I	35%	75%	43%K	33%	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.42%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Value Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$23.00	$19.26	$19.18	$19.12	$19.20	$17.46
Income from Investment Operations
Net investment income (loss)B,C	.16	.26	.32D	.33	.34	.24
Net realized and unrealized gain (loss)	.91	3.75	.82	1.28	(.16)	1.50
Total from investment operations	1.07	4.01	1.14	1.61	.18	1.74
Distributions from net investment income	(.20)	(.27)	(.52)	(.37)	(.21)	–
Distributions from net realized gain	(.60)	–	(.53)	(1.19)	(.05)	–
Total distributions	(.80)	(.27)	(1.06)E	(1.55)E	(.26)	–
Net asset value, end of period	$23.27	$23.00	$19.26	$19.18	$19.12	$19.20
Total ReturnF,G	4.55%	21.07%	6.09%	10.27%	.91%	9.97%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.79%J	.74%	.70%	.58%	.59%	.69%J
Expenses net of fee waivers, if any	.75%J	.74%	.69%	.58%	.59%	.69%J
Expenses net of all reductions	.75%J	.74%	.68%	.58%	.58%	.68%J
Net investment income (loss)	1.31%J	1.12%	1.86%D	1.89%	1.80%	1.59%J
Supplemental Data
Net assets, end of period (000 omitted)	$20,495	$35,306	$2,606	$3,852	$2,406	$581
Portfolio turnover rateK	52%J	35%	75%	43%L	33%	42%

 A For the period February 1, 2017 (commencement of sale of shares) through November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022

1. Organization.

Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$46,880,606
Gross unrealized depreciation	(6,554,081)
Net unrealized appreciation (depreciation)	$40,326,525
Tax cost	$193,783,064

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Value Fund	58,215,660	65,892,057

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$131,898	$6,107
Class M	.25%	.25%	82,095	593
Class C	.75%	.25%	76,756	17,758
			$290,749	$24,458

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$25,907
Class M	1,781
Class C(a)	495
$28,183

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$94,555.18
Class M	28,307.17
Class C	16,523.22
Class I	43,821.18
Class Z	4,709.04
	$187,915

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Equity Value Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Equity Value Fund	$897

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Equity Value Fund	Borrower	$8,963,571.31%		$547

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Equity Value Fund	4,206,499	3,049,375	320,160

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Equity Value Fund	$182

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Equity Value Fund	$13	$–	$–

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through March 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.15%	$28,538
Class M	1.40%	7,731
Class C	1.90%	6,986
Class I	.90%	12,281
Class Z	.75%	4,999
		$60,535

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,447.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Equity Value Fund
Distributions to shareholders
Class A	$3,052,911	$709,752
Class M	897,128	208,993
Class C	335,659	24,421
Class I	1,735,387	224,961
Class Z	1,372,327	43,034
Total	$7,393,412	$1,211,161

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2022	Year ended November 30, 2021	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Equity Value Fund
Class A
Shares sold	767,374	1,299,687	$17,734,427	$28,834,825
Reinvestment of distributions	125,385	35,675	2,944,052	686,391
Shares redeemed	(337,296)	(608,816)	(7,801,962)	(13,399,891)
Net increase (decrease)	555,463	726,546	$12,876,517	$16,121,325
Class M
Shares sold	131,307	208,702	$3,028,791	$4,624,895
Reinvestment of distributions	37,646	10,601	885,059	204,174
Shares redeemed	(112,525)	(205,820)	(2,591,087)	(4,482,792)
Net increase (decrease)	56,428	13,483	$1,322,763	$346,277
Class C
Shares sold	209,902	320,493	$4,696,594	$6,900,532
Reinvestment of distributions	14,355	1,282	329,881	24,143
Shares redeemed	(120,203)	(308,019)	(2,711,837)	(6,686,187)
Net increase (decrease)	104,054	13,756	$2,314,638	$238,488
Class I
Shares sold	779,210	2,160,884	$18,501,894	$49,834,773
Reinvestment of distributions	68,071	10,646	1,639,827	209,931
Shares redeemed	(897,875)	(799,903)	(21,514,223)	(18,344,141)
Net increase (decrease)	(50,594)	1,371,627	$(1,372,502)	$31,700,563
Class Z
Shares sold	472,186	1,464,624	$11,204,783	$34,162,637
Reinvestment of distributions	49,426	1,708	1,181,767	33,426
Shares redeemed	(1,176,314)	(66,358)	(28,118,333)	(1,525,916)
Net increase (decrease)	(654,702)	1,399,974	$(15,731,783)	$32,670,147

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Advisor Equity Value Fund
Class A	1.15%
Actual		$1,000.00	$1,043.50	$5.86
Hypothetical-C		$1,000.00	$1,019.20	$5.79
Class M	1.40%
Actual		$1,000.00	$1,042.20	$7.13
Hypothetical-C		$1,000.00	$1,017.95	$7.04
Class C	1.90%
Actual		$1,000.00	$1,039.40	$9.66
Hypothetical-C		$1,000.00	$1,015.46	$9.55
Class I	.90%
Actual		$1,000.00	$1,044.90	$4.59
Hypothetical-C		$1,000.00	$1,020.44	$4.53
Class Z	.75%
Actual		$1,000.00	$1,045.50	$3.82
Hypothetical-C		$1,000.00	$1,021.19	$3.78

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Equity Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Equity Value Fund

2021 Total Return % vs. Morningstar Large Value and Russell 3000 Value:

75% beaten
25% beaten
Benchmark
Class I
45.000
40.000
35.000
30.000
25.000
40.288
36.643
35.756
29.243
1 Year
40.000
35.000
30.000
25.000
36.800
35.871
32.889
26.500
3 Year
80.000
75.000
70.000
65.000
60.000
78.125
69.950
68.043
60.435
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	54%	64%	43%
Class C	48%	49%	27%
Class I	55%	69%	51%
Class M	53%	60%	38%
Class Z	56%	71%	-

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Equity Value Fund

## Historical Management Fees (BP) vs. Competitive Medians (BP):

FA Equity Value
FA Equity Value incl Perf. Fee
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
80
79
80
77
79
76
80
73
81
71
55
57
54
49
54
41
53
45
52
58
2016
2018
2019
2020
2021

| | 2016 | 2018 | 2019 | 2020 | 2021 |
|---|---|---|---|---|---|
| TMG % | 10% | 13% | 12% | 14% | 14% |
| Funds | 1,073 | 1,067 | 1,025 | 739 | 719 |
| ASPG Quartile | 1st | 1st | 1st | 1st | 1st |

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Class I), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Class I ranked above the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has no investment minimum, unlike most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail funds and classes, Class I would not be above the similar sales load structure growth competitive median for 2021. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, and 0.75% through March 31, 2023.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AEV-SANN-0722
1.759108.121

Fidelity Advisor® Growth Opportunities Fund

Semi-Annual Report

May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2022

% of fund's net assets
Microsoft Corp.	8.9
Alphabet, Inc. Class C	6.0
T-Mobile U.S., Inc.	3.6
NVIDIA Corp.	3.5
Amazon.com, Inc.	3.4
Freeport-McMoRan, Inc.	3.0
Tesla, Inc.	2.2
Alphabet, Inc. Class A	2.2
Roku, Inc. Class A	2.1
Exxon Mobil Corp.	1.9
36.8

Market Sectors as of May 31, 2022

% of fund's net assets
Information Technology	37.4
Communication Services	18.7
Consumer Discretionary	10.2
Health Care	9.9
Energy	9.0
Materials	5.0
Industrials	4.2
Utilities	2.5
Financials	1.6
Consumer Staples	0.4
Investment Companies	0.4
Real Estate	0.1

Asset Allocation (% of fund's net assets)

As of May 31, 2022*
Stocks	96.1%
Convertible Securities	2.8%
Other Investments	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 14.2%

Geographic Diversification (% of fund's net assets)

As of May 31, 2022
United States of America*	85.8%
Canada	5.0%
Cayman Islands	2.4%
Netherlands	1.9%
India	0.9%
Israel	0.7%
Germany	0.7%
Singapore	0.6%
Luxembourg	0.5%
Other	1.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 18.5%
Diversified Telecommunication Services - 0.1%
Starry Group Holdings, Inc. (a)	349,295	$3,103
Starry, Inc.	1,084,026	9,122
		12,225
Entertainment - 3.2%
Roku, Inc. Class A (b)	3,780,120	358,733
Sea Ltd. ADR (b)	2,230,784	184,397
		543,130
Interactive Media & Services - 10.6%
Alphabet, Inc.:
Class A (b)	165,758	377,139
Class C (b)	446,839	1,019,141
Meta Platforms, Inc. Class A (b)	1,486,285	287,804
Zoominfo Technologies, Inc. (b)	2,654,800	107,227
		1,791,311
Media - 1.0%
Charter Communications, Inc. Class A (b)	50,500	25,600
Innovid Corp. (a)	1,017,722	3,867
Magnite, Inc. (b)(c)	6,303,031	69,270
TechTarget, Inc. (b)	1,042,627	74,120
		172,857
Wireless Telecommunication Services - 3.6%
T-Mobile U.S., Inc. (b)	4,607,125	614,084

TOTAL COMMUNICATION SERVICES		3,133,607

CONSUMER DISCRETIONARY - 9.3%
Automobiles - 2.2%
Neutron Holdings, Inc. (a)(b)(d)	474,927	14
Rad Power Bikes, Inc. (a)(b)(d)	382,384	2,118
Tesla, Inc. (b)	498,080	377,674
		379,806
Diversified Consumer Services - 0.0%
The Beachbody Co., Inc. (a)(b)	807,944	1,810
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A (b)	872,000	105,399
Sonder Holdings, Inc.	1,297,021	2,772
Sonder Holdings, Inc.:
rights (b)(d)	15,489	13
rights (b)(d)	15,488	12
rights (b)(d)	15,488	11
rights (b)(d)	15,488	10
rights (b)(d)	15,488	9
rights (b)(d)	15,488	8
Sweetgreen, Inc. Class A	676,096	12,359
		120,593
Household Durables - 0.0%
Purple Innovation, Inc. (b)(c)	1,888,708	9,784
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (b)	243,067	584,379
Cazoo Group Ltd. (a)(b)	260,200	334
Cazoo Group Ltd. Class A (b)(c)	13,956,603	18,841
Doordash, Inc. (b)	1,306,100	100,452
FSN E-Commerce Ventures Private Ltd. (a)(b)	2,325,300	40,307
Global-e Online Ltd. (b)(c)	4,126,708	79,522
Wayfair LLC Class A (b)	477,229	28,343
Zomato Ltd. (a)(b)	10,619,500	9,705
		861,883
Specialty Retail - 0.7%
American Eagle Outfitters, Inc.	170,884	2,069
Auto1 Group SE (b)(e)	10,208,872	109,433
Lithia Motors, Inc. Class A (sub. vtg.)	6,500	1,979
		113,481
Textiles, Apparel & Luxury Goods - 0.6%
Bombas LLC (a)(b)(d)	5,086,874	40,538
Capri Holdings Ltd. (b)	327,200	15,948
lululemon athletica, Inc. (b)	134,710	39,428
		95,914

TOTAL CONSUMER DISCRETIONARY		1,583,271

CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (b)	48,000	17,054
Food & Staples Retailing - 0.0%
Blink Health LLC Series A1 (a)(b)(d)	56,119	1,799
Food Products - 0.1%
Local Bounti Corp. (b)	2,034,278	11,046
Household Products - 0.0%
Procter & Gamble Co.	12,700	1,878
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(b)(d)	2,772	111
Philip Morris International, Inc.	20,300	2,157
		2,268

TOTAL CONSUMER STAPLES		34,045

ENERGY - 9.0%
Energy Equipment & Services - 0.1%
NOV, Inc.	367,800	7,356
Oil, Gas & Consumable Fuels - 8.9%
Antero Resources Corp. (b)	6,840,900	293,338
Canadian Natural Resources Ltd.	3,296,100	218,142
Cenovus Energy, Inc. (Canada)	7,378,700	171,043
Cheniere Energy, Inc.	72,400	9,902
Exxon Mobil Corp.	3,391,800	325,613
Hess Corp.	2,227,100	274,089
Imperial Oil Ltd.	826,600	45,276
Ovintiv, Inc.	455,500	25,503
Peabody Energy Corp. (b)	387,100	9,139
Pioneer Natural Resources Co.	115,500	32,102
Range Resources Corp. (b)	286,800	9,737
Tourmaline Oil Corp.	1,590,200	98,164
		1,512,048

TOTAL ENERGY		1,519,404

FINANCIALS - 1.5%
Banks - 1.3%
Starling Bank Ltd. Series D (a)(b)(d)	6,988,700	20,766
Wells Fargo & Co.	4,305,200	197,049
		217,815
Diversified Financial Services - 0.2%
Rapyd Financial Network 2016 Ltd. (a)(b)(d)	340,545	33,448

TOTAL FINANCIALS		251,263

HEALTH CARE - 9.9%
Biotechnology - 2.2%
ADC Therapeutics SA (b)	238,174	1,629
Agios Pharmaceuticals, Inc. (b)	671,100	13,066
Alnylam Pharmaceuticals, Inc. (b)	526,135	66,188
ALX Oncology Holdings, Inc. (b)	653,300	5,011
Arcutis Biotherapeutics, Inc. (b)	235,100	4,909
Argenx SE ADR (b)	142,699	44,137
Ascendis Pharma A/S sponsored ADR (b)	67,662	5,718
Aurinia Pharmaceuticals, Inc. (b)(c)	1,825,600	20,593
Blueprint Medicines Corp. (b)	89,800	4,939
Celldex Therapeutics, Inc. (b)	804,000	18,910
Cyteir Therapeutics, Inc.	126,300	240
Cytokinetics, Inc. (b)	1,015,500	40,518
Erasca, Inc.	1,462,700	7,928
Exelixis, Inc. (b)	1,277,900	23,424
Fusion Pharmaceuticals, Inc. (b)	141,767	509
Icosavax, Inc. (b)	237,700	1,614
Imago BioSciences, Inc.	731,800	11,826
Instil Bio, Inc. (b)	1,581,200	9,495
Keros Therapeutics, Inc. (b)	277,800	9,390
Mirati Therapeutics, Inc. (b)	176,000	6,892
Monte Rosa Therapeutics, Inc.	396,100	3,066
Morphic Holding, Inc. (b)	208,036	4,876
Nuvalent, Inc. Class A (b)	283,376	2,511
PTC Therapeutics, Inc. (b)	58,900	1,730
Relay Therapeutics, Inc. (b)	885,885	14,422
Tenaya Therapeutics, Inc. (b)	421,700	2,825
TG Therapeutics, Inc. (b)	666,361	2,945
Vaxcyte, Inc. (b)	1,048,543	25,155
Zentalis Pharmaceuticals, Inc. (b)	686,100	16,542
		371,008
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (b)	4,403,174	180,574
Insulet Corp. (b)	146,810	31,341
Penumbra, Inc. (b)	190,763	28,027
TransMedics Group, Inc. (b)(f)	2,227,717	64,983
		304,925
Health Care Providers & Services - 5.3%
agilon health, Inc. (b)	6,729,400	128,532
Alignment Healthcare, Inc. (b)	986,200	10,533
Cano Health, Inc. (b)	6,719,445	34,605
CareMax, Inc. Class A (b)	697,336	3,264
Centene Corp. (b)	2,102,444	171,223
Guardant Health, Inc. (b)	722,200	29,596
Humana, Inc.	435,860	197,981
LifeStance Health Group, Inc. (c)	10,759,510	80,158
Oak Street Health, Inc. (b)(c)	6,208,300	117,213
P3 Health Partners, Inc. (a)(f)	2,032,510	9,268
Sema4 Holdings Corp. (a)(b)	217,600	444
Surgery Partners, Inc. (b)	287,200	11,258
The Oncology Institute, Inc. (a)	814,767	7,341
UnitedHealth Group, Inc.	180,767	89,801
		891,217
Life Sciences Tools & Services - 0.5%
Danaher Corp.	244,900	64,610
Sartorius Stedim Biotech	76,900	26,509
		91,119
Pharmaceuticals - 0.1%
Arvinas Holding Co. LLC (b)	316,700	13,203
Nabriva Therapeutics PLC (b)	1,126,502	233
Nabriva Therapeutics PLC warrants 6/1/22 (b)	6,814,048	0
Nuvation Bio, Inc. (b)	360,498	1,273
		14,709

TOTAL HEALTH CARE		1,672,978

INDUSTRIALS - 3.4%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	157,900	69,493
Northrop Grumman Corp.	144,700	67,715
Raytheon Technologies Corp.	499,500	47,512
Space Exploration Technologies Corp. Class A (a)(b)(d)	85,000	5,950
		190,670
Air Freight & Logistics - 0.1%
Delhivery Private Ltd. (a)	1,039,700	6,394
Deutsche Post AG	45,600	1,887
		8,281
Building Products - 0.0%
View, Inc. (a)(b)	1,205,473	1,454
Marine - 0.2%
Golden Ocean Group Ltd. (c)	2,581,200	38,099
Road & Rail - 2.0%
Bird Global, Inc. (a)	607,013	460
Bird Global, Inc.:
rights (b)(d)	106,001	6
rights (b)(d)	106,001	3
rights (b)(d)	106,001	1
Class A (b)	1,119,839	848
Lyft, Inc. (b)	4,982,678	88,094
Uber Technologies, Inc. (b)	10,536,581	244,449
		333,861

TOTAL INDUSTRIALS		572,365

INFORMATION TECHNOLOGY - 35.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.	386,000	17,389
Electronic Equipment & Components - 1.1%
Flex Ltd. (b)	5,775,999	98,596
Jabil, Inc.	1,490,200	91,677
		190,273
IT Services - 9.6%
Block, Inc. Class A (b)	879,300	76,948
Cloudflare, Inc. (b)	199,700	11,183
Cognizant Technology Solutions Corp. Class A	1,321,500	98,716
Cyxtera Technologies, Inc. (a)(b)	969,061	14,361
Dlocal Ltd. (c)	2,779,200	80,124
EPAM Systems, Inc. (b)	151,300	51,218
Flywire Corp. (b)(c)	962,273	18,581
Globant SA (b)	9,000	1,706
GoDaddy, Inc. (b)	2,253,904	169,155
Marqeta, Inc. Class A	3,976,052	41,629
MasterCard, Inc. Class A	625,112	223,709
MongoDB, Inc. Class A (b)	277,400	65,785
Nuvei Corp. (b)(e)	3,271,874	167,545
Payoneer Global, Inc. (a)(b)	442,000	2,214
Repay Holdings Corp. (b)	3,389,500	42,199
Shift4 Payments, Inc. (b)(c)	1,240,900	56,647
Shopify, Inc. Class A (b)	49,700	18,643
Snowflake, Inc. (b)	449,300	57,353
TaskUs, Inc.	2,313,774	56,873
Thoughtworks Holding, Inc.	889,527	15,398
Thoughtworks Holding, Inc. (e)	402,772	6,972
Twilio, Inc. Class A (b)	975,191	102,561
Visa, Inc. Class A	1,173,061	248,888
		1,628,408
Semiconductors & Semiconductor Equipment - 9.7%
Advanced Micro Devices, Inc. (b)	270,700	27,574
Applied Materials, Inc.	1,253,001	146,964
GlobalFoundries, Inc.	3,312,900	197,747
Lam Research Corp.	214,576	111,586
Marvell Technology, Inc.	2,138,779	126,509
Micron Technology, Inc.	932,972	68,891
NVIDIA Corp.	3,173,172	592,495
NXP Semiconductors NV	1,144,572	217,194
onsemi (b)	2,625,861	159,337
		1,648,297
Software - 14.0%
Bill.Com Holdings, Inc. (b)	240,800	28,472
BTRS Holdings, Inc. (b)	2,311,640	11,489
CCC Intelligent Solutions Holdings, Inc. (a)(b)	180,037	1,611
Datadog, Inc. Class A (b)	274,400	26,175
DoubleVerify Holdings, Inc. (b)	2,664,445	59,284
Dynatrace, Inc. (b)	5,304,100	199,805
Elastic NV (b)	823,040	50,740
EngageSmart, Inc. (c)	1,010,127	21,213
Epic Games, Inc. (a)(b)(d)	56,200	52,266
Five9, Inc. (b)	288,600	27,911
HubSpot, Inc. (b)	122,349	41,316
Intapp, Inc.	2,743,191	54,535
Intuit, Inc.	228,308	94,625
Microsoft Corp.	5,523,915	1,501,791
Pine Labs Private Ltd. (a)(d)	16,636	9,310
Riskified Ltd.:
Class A (e)	20,450	106
Class B	759,374	3,949
Salesforce.com, Inc. (b)	365,938	58,638
SentinelOne, Inc. (c)	108,900	2,591
ServiceNow, Inc. (b)	177,358	82,910
Stripe, Inc. Class B (a)(b)(d)	73,500	1,996
The Trade Desk, Inc. (b)	606,210	31,553
Viant Technology, Inc. (b)	1,347,314	8,084
		2,370,370
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	1,399,160	208,251
IonQ, Inc. (a)(b)	598,800	3,443
		211,694

TOTAL INFORMATION TECHNOLOGY		6,066,431

MATERIALS - 4.9%
Chemicals - 0.9%
CF Industries Holdings, Inc.	338,200	33,404
Nutrien Ltd.	827,400	80,415
The Mosaic Co.	532,600	33,367
		147,186
Metals & Mining - 4.0%
Alcoa Corp.	1,358,900	83,871
ArcelorMittal SA Class A unit GDR (c)	2,896,200	93,692
Freeport-McMoRan, Inc.	12,926,000	505,148
		682,711
Paper & Forest Products - 0.0%
West Fraser Timber Co. Ltd.	25,100	2,316

TOTAL MATERIALS		832,213

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Opendoor Technologies, Inc. (b)(c)	487,100	3,522
WeWork, Inc. (b)	2,056,600	14,993
		18,515
UTILITIES - 2.5%
Electric Utilities - 1.8%
Constellation Energy Corp.	411,733	25,560
Exelon Corp.	349,900	17,198
ORSTED A/S (e)	713,456	80,413
PG&E Corp. (b)	14,517,400	177,112
		300,283
Independent Power and Renewable Electricity Producers - 0.7%
NextEra Energy Partners LP	1,740,700	124,721
Vistra Corp.	1,333	35
		124,756

TOTAL UTILITIES		425,039

TOTAL COMMON STOCKS
(Cost $13,473,605)		16,109,131

Preferred Stocks - 3.7%
Convertible Preferred Stocks - 2.7%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
Reddit, Inc. Series F (a)(d)	793,873	29,294
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (a)(b)(d)	49,852	276
Series C (a)(b)(d)	196,163	1,087
Series D (a)(d)	415,700	2,303
		3,666
Internet & Direct Marketing Retail - 0.2%
Circle Internet Financial Ltd. Series F (a)	155,650	7,504
GoBrands, Inc. Series G (a)(b)(d)	70,400	14,189
Instacart, Inc.:
Series H (a)(b)(d)	267,054	12,933
Series I (a)(b)(d)	90,554	4,386
		39,012
Textiles, Apparel & Luxury Goods - 0.1%
CelLink Corp. Series D (a)(d)	380,829	7,930
TOTAL CONSUMER DISCRETIONARY		50,608
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Blink Health LLC Series C (a)(b)(d)	234,164	7,507
Food Products - 0.1%
Bowery Farming, Inc. Series C1 (a)(d)	404,785	14,390
Tobacco - 0.1%
JUUL Labs, Inc.:
Series C (a)(b)(d)	566,439	22,692
Series D (a)(b)(d)	3,671	147
		22,839
TOTAL CONSUMER STAPLES		44,736
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Aledade, Inc. Series E1 (a)(d)	153,312	7,636
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.4%
Relativity Space, Inc. Series E (a)(d)	1,068,417	20,567
Space Exploration Technologies Corp.:
Series I (a)(b)(d)	16,438	11,507
Series N (a)(b)(d)	51,400	35,980
		68,054
Construction & Engineering - 0.3%
Beta Technologies, Inc. Series A (a)(b)(d)	441,839	45,585
Road & Rail - 0.1%
Convoy, Inc. Series D (a)(b)(d)	1,038,289	17,130
TOTAL INDUSTRIALS		130,769
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Meesho Series F (a)(d)	243,800	17,100
Xsight Labs Ltd. Series D (a)(b)(d)	501,100	3,748
		20,848
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(b)(d)	7,873,996	8,730
IT Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(d)	116,411	15,593
Yanka Industries, Inc.:
Series E (a)(b)(d)	341,047	6,500
Series F (a)(b)(d)	380,955	7,261
		29,354
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc.:
Series F1 (a)(d)	339,534	2,278
Series F2 (a)(d)	179,288	1,203
SiMa.ai:
Series B (a)(d)	1,198,500	8,498
Series B1 (a)(d)	80,281	569
		12,548
Software - 0.7%
Bolt Technology OU Series E (a)(d)	290,611	71,757
Databricks, Inc.:
Series G (a)(b)(d)	60,400	8,821
Series H (a)(d)	10,784	1,575
Mountain Digital, Inc. Series D (a)(d)	896,466	20,588
Skyryse, Inc. Series B (a)(d)	244,100	6,024
Stripe, Inc. Series H (a)(b)(d)	30,700	834
Tenstorrent, Inc. Series C1 (a)(b)(d)	32,900	1,852
		111,451
TOTAL INFORMATION TECHNOLOGY		182,931
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(d)	674,317	19,279

TOTAL CONVERTIBLE PREFERRED STOCKS		465,253

Nonconvertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
Neutron Holdings, Inc. Series 1C (a)(b)(d)	6,477,300	187
Waymo LLC Series A2 (a)(b)(d)	47,838	4,388
		4,575
Internet & Direct Marketing Retail - 0.4%
Circle Internet Financial Ltd. Series E (a)	1,497,818	72,206
TOTAL CONSUMER DISCRETIONARY		76,781
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (a)(d)(g)	764,320	21,938
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.1%
Gupshup, Inc. (a)(d)	509,400	9,938
Software - 0.3%
Pine Labs Private Ltd.:
Series 1 (a)(d)	39,764	22,252
Series A (a)(d)	9,936	5,560
Series B (a)(d)	10,808	6,048
Series B2 (a)(d)	8,745	4,894
Series C (a)(d)	16,265	9,102
Series C1 (a)(d)	3,427	1,918
Series D (a)(d)	3,667	2,052
		51,826
TOTAL INFORMATION TECHNOLOGY		61,764

TOTAL NONCONVERTIBLE PREFERRED STOCKS		160,483

TOTAL PREFERRED STOCKS
(Cost $545,948)		625,736
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc
4% 10/27/25 (a)(d)(h)	12,391	11,355
4% 5/22/27 (a)(d)	843	977
4% 6/12/27 (a)(d)	232	268
TOTAL CONVERTIBLE BONDS
(Cost $13,466)		12,600

Preferred Securities - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (a)(d)	3,352	3,352
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (a)(d)(i)	7,958	7,958
Software - 0.0%
Tenstorrent, Inc. 0% (a)(d)(i)	1,830	1,830
TOTAL PREFERRED SECURITIES
(Cost $13,140)		13,140
	Shares	Value (000s)

Money Market Funds - 1.2%
Fidelity Securities Lending Cash Central Fund 0.82% (j)(k)
(Cost $201,119)	201,099,031	201,119

Equity Funds - 0.4%
Domestic Equity Funds - 0.4%
iShares Russell 1000 Growth Index ETF
(Cost $61,006)	274,800	65,452
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $14,308,284)		17,027,178
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(94,223)
NET ASSETS - 100%		$16,932,955

Security Type Abbreviations

ETF – Exchange-Traded Fund

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $925,908,000 or 5.5% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $364,469,000 or 2.2% of net assets.

 (f) Affiliated company

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Aledade, Inc. Series E1	5/20/22	$7,637
Beta Technologies, Inc. Series A	4/9/21	$32,374
Bird Global, Inc.	5/11/21	$6,070
Blink Health LLC Series A1	12/30/20	$1,520
Blink Health LLC Series C	11/7/19 - 7/14/21	$8,939
Bolt Technology OU Series E	1/3/22	$75,500
Bombas LLC	2/16/21 - 11/12/21	$24,316
Bowery Farming, Inc. Series C1	5/18/21	$24,388
ByteDance Ltd. Series E1	11/18/20	$12,756
Cazoo Group Ltd.	3/28/21	$2,602
CCC Intelligent Solutions Holdings, Inc.	2/2/21	$1,800
CelLink Corp. Series D	1/20/22	$7,930
Circle Internet Financial Ltd. Series E	5/11/21	$24,310
Circle Internet Financial Ltd. Series F	5/9/22	$6,559
Convoy, Inc. Series D	10/30/19	$14,058
Cyxtera Technologies, Inc.	2/21/21	$9,691
Databricks, Inc. Series G	2/1/21	$10,713
Databricks, Inc. Series H	8/31/21	$2,377
Delhivery Private Ltd.	5/20/21	$5,075
Diamond Foundry, Inc. Series C	3/15/21	$16,184
Enevate Corp. Series E	1/29/21	$8,730
Enevate Corp. 0% 1/29/23	1/29/21	$3,352
Epic Games, Inc.	7/13/20 - 3/29/21	$45,615
FSN E-Commerce Ventures Private Ltd.	10/7/20 - 10/26/20	$6,381
GaN Systems, Inc. Series F1	11/30/21	$2,879
GaN Systems, Inc. Series F2	11/30/21	$1,520
GaN Systems, Inc. 0%	11/30/21	$7,958
GoBrands, Inc. Series G	3/2/21	$17,580
Gupshup, Inc.	6/8/21	$11,648
Innovid Corp.	6/24/21	$10,177
Instacart, Inc. Series H	11/13/20	$16,023
Instacart, Inc. Series I	2/26/21	$11,319
IonQ, Inc.	3/7/21	$5,988
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Meesho Series F	9/21/21	$18,693
Mountain Digital, Inc. Series D	11/5/21	$20,588
Neutron Holdings, Inc.	2/4/21	$5
Neutron Holdings, Inc. Series 1C	7/3/18	$1,184
Neutron Holdings, Inc. 4% 10/27/25	10/29/21	$12,391
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$843
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$232
P3 Health Partners, Inc.	5/25/21	$20,325
Payoneer Global, Inc.	2/3/21	$4,420
Pine Labs Private Ltd.	6/30/21	$6,203
Pine Labs Private Ltd. Series 1	6/30/21	$14,826
Pine Labs Private Ltd. Series A	6/30/21	$3,705
Pine Labs Private Ltd. Series B	6/30/21	$4,030
Pine Labs Private Ltd. Series B2	6/30/21	$3,261
Pine Labs Private Ltd. Series C	6/30/21	$6,065
Pine Labs Private Ltd. Series C1	6/30/21	$1,278
Pine Labs Private Ltd. Series D	6/30/21	$1,367
Rad Power Bikes, Inc.	1/21/21	$1,845
Rad Power Bikes, Inc. Series A	1/21/21	$240
Rad Power Bikes, Inc. Series C	1/21/21	$946
Rad Power Bikes, Inc. Series D	9/17/21	$3,984
Rapyd Financial Network 2016 Ltd.	3/30/21	$25,000
Reddit, Inc. Series F	8/11/21	$49,057
Relativity Space, Inc. Series E	5/27/21	$24,397
Sema4 Holdings Corp.	2/9/21	$2,176
SiMa.ai Series B	5/10/21	$6,145
SiMa.ai Series B1	4/25/22	$569
Skyryse, Inc. Series B	10/21/21	$6,024
Space Exploration Technologies Corp. Class A	2/16/21	$3,570
Space Exploration Technologies Corp. Series I	4/5/18	$2,778
Space Exploration Technologies Corp. Series N	8/4/20	$13,878
Starling Bank Ltd. Series D	6/18/21 - 4/5/22	$13,359
Starry Group Holdings, Inc.	10/6/21	$2,620
Stripe, Inc. Class B	5/18/21	$2,949
Stripe, Inc. Series H	3/15/21	$1,232
Tenstorrent, Inc. Series C1	4/23/21	$1,956
Tenstorrent, Inc. 0%	4/23/21	$1,830
The Beachbody Co., Inc.	2/9/21	$8,079
The Oncology Institute, Inc.	6/28/21	$8,148
Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	$21,942
View, Inc.	3/5/21	$12,055
Waymo LLC Series A2	5/8/20	$4,108
Xsight Labs Ltd. Series D	2/16/21	$4,007
Yanka Industries, Inc. Series E	5/15/20	$4,120
Yanka Industries, Inc. Series F	4/8/21	$12,144
Zomato Ltd.	12/9/20 - 2/10/21	$7,456

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.82%	$90,946	$2,183,611	$2,274,557	$44	$--	$--	$--	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	856,362	1,684,531	2,339,774	1,848	--	--	201,119	0.5%
Total	$947,308	$3,868,142	$4,614,331	$1,892	$--	$--	$201,119

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable.

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Intapp, Inc.	$88,631	$--	$10,578	$--	$(6,610)	$(16,908)	$--
Magnite, Inc.	122,205	22,811	25,957	--	(34,115)	(15,674)	--
P3 Health Partners, Inc.	--	--	--	--	--	(11,057)	9,268
TransMedics Group, Inc.	51,730	--	3,074	--	(1,828)	18,155	64,983
Total	$262,566	$22,811	$39,609	$--	$(42,553)	$(25,484)	$74,251

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$3,162,901	$3,121,382	$12,225	$29,294
Consumer Discretionary	1,710,660	1,487,420	132,828	90,412
Consumer Staples	78,781	32,135	--	46,646
Energy	1,519,404	1,519,404	--	--
Financials	273,201	197,049	--	76,152
Health Care	1,680,614	1,663,710	9,268	7,636
Industrials	703,134	556,670	9,735	136,729
Information Technology	6,311,126	6,002,859	--	308,267
Materials	851,492	832,213	--	19,279
Real Estate	18,515	18,515	--	--
Utilities	425,039	344,626	80,413	--
Corporate Bonds	12,600	--	--	12,600
Preferred Securities	13,140	--	--	13,140
Money Market Funds	201,119	201,119	--	--
Equity Funds	65,452	65,452	--	--
Total Investments in Securities:	$17,027,178	$16,042,554	$244,469	$740,155

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$229,248
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	2,950
Cost of Purchases	76,069
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$308,267
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2022	$2,950
Other Investments in Securities
Beginning Balance	$459,906
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(43,956)
Cost of Purchases	20,277
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	597
Transfers out of Level 3	(4,936)
Ending Balance	$431,888
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2022	$(43,956)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $185,855) — See accompanying schedule: Unaffiliated issuers (cost $14,044,309)	$16,751,808
Fidelity Central Funds (cost $201,119)	201,119
Other affiliated issuers (cost $62,856)	74,251
Total Investment in Securities (cost $14,308,284)		$17,027,178
Receivable for investments sold		128,889
Receivable for fund shares sold		21,822
Dividends receivable		14,142
Interest receivable		133
Distributions receivable from Fidelity Central Funds		256
Prepaid expenses		4
Other receivables		439
Total assets		17,192,863
Liabilities
Payable for investments purchased	$13,626
Payable for fund shares redeemed	23,059
Accrued management fee	5,400
Distribution and service plan fees payable	2,316
Notes payable to affiliates	7,256
Other affiliated payables	2,450
Other payables and accrued expenses	4,701
Collateral on securities loaned	201,100
Total liabilities		259,908
Net Assets		$16,932,955
Net Assets consist of:
Paid in capital		$15,146,641
Total accumulated earnings (loss)		1,786,314
Net Assets		$16,932,955
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,942,101 ÷ 28,615 shares)(a)		$102.82
Maximum offering price per share (100/94.25 of $102.82)		$109.09
Class M:
Net Asset Value and redemption price per share ($2,345,250 ÷ 23,137 shares)(a)		$101.36
Maximum offering price per share (100/96.50 of $101.36)		$105.04
Class C:
Net Asset Value and offering price per share ($933,942 ÷ 11,196 shares)(a)		$83.42
Class I:
Net Asset Value, offering price and redemption price per share ($8,029,551 ÷ 70,683 shares)		$113.60
Class Z:
Net Asset Value, offering price and redemption price per share ($2,682,111 ÷ 23,324 shares)		$114.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$42,745
Interest		69
Income from Fidelity Central Funds (including $1,848 from security lending)		1,892
Total income		44,706
Expenses
Management fee
Basic fee	$54,145
Performance adjustment	(32)
Transfer agent fees	14,982
Distribution and service plan fees	17,164
Accounting fees	861
Custodian fees and expenses	132
Independent trustees' fees and expenses	39
Registration fees	291
Audit	41
Legal	7
Interest	42
Miscellaneous	43
Total expenses before reductions	87,715
Expense reductions	(338)
Total expenses after reductions		87,377
Net investment income (loss)		(42,671)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $16,865)	(735,253)
Affiliated issuers	(42,553)
Foreign currency transactions	(907)
Total net realized gain (loss)		(778,713)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $20,213)	(6,409,255)
Affiliated issuers	(25,484)
Unfunded commitments	(1,205)
Assets and liabilities in foreign currencies	(42)
Total change in net unrealized appreciation (depreciation)		(6,435,986)
Net gain (loss)		(7,214,699)
Net increase (decrease) in net assets resulting from operations		$(7,257,370)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(42,671)	$(137,686)
Net realized gain (loss)	(778,713)	2,645,340
Change in net unrealized appreciation (depreciation)	(6,435,986)	1,254,700
Net increase (decrease) in net assets resulting from operations	(7,257,370)	3,762,354
Distributions to shareholders	(2,251,740)	(1,000,273)
Share transactions - net increase (decrease)	916,403	4,306,628
Total increase (decrease) in net assets	(8,592,707)	7,068,709
Net Assets
Beginning of period	25,525,662	18,456,953
End of period	$16,932,955	$25,525,662

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Growth Opportunities Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$159.95	$141.06	$90.00	$76.87	$68.76	$58.24
Income from Investment Operations
Net investment income (loss)A,B	(.32)	(1.06)	(.56)	(.18)C	(.25)	.04
Net realized and unrealized gain (loss)	(42.19)	27.68	55.26	21.21	13.33	17.86
Total from investment operations	(42.51)	26.62	54.70	21.03	13.08	17.90
Distributions from net realized gain	(14.62)	(7.73)	(3.64)	(7.90)	(4.97)	(7.38)
Total distributions	(14.62)	(7.73)	(3.64)	(7.90)	(4.97)	(7.38)
Net asset value, end of period	$102.82	$159.95	$141.06	$90.00	$76.87	$68.76
Total ReturnD,E,F	(29.22)%	19.60%	63.12%	31.29%	20.35%	34.64%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.95%I	1.04%	1.06%	1.11%	1.05%	.91%
Expenses net of fee waivers, if any	.95%I	1.04%	1.06%	1.11%	1.05%	.91%
Expenses net of all reductions	.95%I	1.04%	1.06%	1.10%	1.05%	.91%
Net investment income (loss)	(.52)%I	(.68)%	(.52)%	(.22)%C	(.33)%	.06%
Supplemental Data
Net assets, end of period (in millions)	$2,942	$4,184	$3,037	$1,349	$673	$540
Portfolio turnover rateJ	96%I	66%	47%	37%K	46%	52%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.42) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth Opportunities Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$157.62	$139.13	$89.03	$76.28	$68.27	$57.99
Income from Investment Operations
Net investment income (loss)A,B	(.46)	(1.41)	(.79)	(.37)C	(.41)	(.10)
Net realized and unrealized gain (loss)	(41.63)	27.31	54.53	21.02	13.24	17.76
Total from investment operations	(42.09)	25.90	53.74	20.65	12.83	17.66
Distributions from net realized gain	(14.17)	(7.41)	(3.64)	(7.90)	(4.82)	(7.38)
Total distributions	(14.17)	(7.41)	(3.64)	(7.90)	(4.82)	(7.38)
Net asset value, end of period	$101.36	$157.62	$139.13	$89.03	$76.28	$68.27
Total ReturnD,E,F	(29.31)%	19.31%	62.71%	31.01%	20.07%	34.34%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.19%I	1.28%	1.30%	1.34%	1.28%	1.14%
Expenses net of fee waivers, if any	1.19%I	1.28%	1.30%	1.34%	1.28%	1.14%
Expenses net of all reductions	1.19%I	1.28%	1.30%	1.34%	1.28%	1.13%
Net investment income (loss)	(.76)%I	(.93)%	(.76)%	(.46)%C	(.57)%	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$2,345	$3,481	$3,153	$2,094	$1,671	$1,492
Portfolio turnover rateJ	96%I	66%	47%	37%K	46%	52%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.65) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth Opportunities Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$132.10	$118.14	$76.50	$67.03	$60.60	$52.52
Income from Investment Operations
Net investment income (loss)A,B	(.64)	(1.85)	(1.15)	(.67)C	(.70)	(.37)
Net realized and unrealized gain (loss)	(34.32)	23.04	46.43	18.04	11.68	15.83
Total from investment operations	(34.96)	21.19	45.28	17.37	10.98	15.46
Distributions from net realized gain	(13.72)	(7.23)	(3.64)	(7.90)	(4.55)	(7.38)
Total distributions	(13.72)	(7.23)	(3.64)	(7.90)	(4.55)	(7.38)
Net asset value, end of period	$83.42	$132.10	$118.14	$76.50	$67.03	$60.60
Total ReturnD,E,F	(29.49)%	18.70%	61.89%	30.31%	19.44%	33.64%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.71%I	1.80%	1.81%	1.86%	1.81%	1.66%
Expenses net of fee waivers, if any	1.70%I	1.80%	1.81%	1.86%	1.81%	1.66%
Expenses net of all reductions	1.70%I	1.80%	1.81%	1.86%	1.80%	1.66%
Net investment income (loss)	(1.27)%I	(1.44)%	(1.27)%	(.98)%C	(1.09)%	(.69)%
Supplemental Data
Net assets, end of period (in millions)	$934	$1,413	$1,159	$483	$244	$201
Portfolio turnover rateJ	96%I	66%	47%	37%K	46%	52%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.17) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth Opportunities Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$175.33	$153.77	$97.56	$82.42	$73.38	$61.52
Income from Investment Operations
Net investment income (loss)A,B	(.18)	(.74)	(.31)	.03C	(.05)	.22
Net realized and unrealized gain (loss)	(46.58)	30.27	60.16	23.01	14.25	19.02
Total from investment operations	(46.76)	29.53	59.85	23.04	14.20	19.24
Distributions from net realized gain	(14.97)	(7.97)	(3.64)	(7.90)	(5.16)	(7.38)
Total distributions	(14.97)	(7.97)	(3.64)	(7.90)	(5.16)	(7.38)
Net asset value, end of period	$113.60	$175.33	$153.77	$97.56	$82.42	$73.38
Total ReturnD,E	(29.13)%	19.90%	63.52%	31.66%	20.67%	35.01%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.70%H	.79%	.80%	.84%	.78%	.63%
Expenses net of fee waivers, if any	.70%H	.79%	.80%	.84%	.78%	.63%
Expenses net of all reductions	.70%H	.79%	.80%	.84%	.78%	.63%
Net investment income (loss)	(.27)%H	(.43)%	(.26)%	.04%C	(.06)%	.34%
Supplemental Data
Net assets, end of period (in millions)	$8,030	$12,620	$8,282	$2,819	$850	$642
Portfolio turnover rateI	96%H	66%	47%	37%J	46%	52%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.15) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth Opportunities Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$177.37	$155.40	$98.44	$83.00	$73.88	$61.82
Income from Investment Operations
Net investment income (loss)A,B	(.10)	(.54)	(.17)	.14C	.04	.32
Net realized and unrealized gain (loss)	(47.13)	30.58	60.77	23.20	14.35	19.12
Total from investment operations	(47.23)	30.04	60.60	23.34	14.39	19.44
Distributions from net investment income	–	–	–	–	(.05)	–
Distributions from net realized gain	(15.15)	(8.07)	(3.64)	(7.90)	(5.22)	(7.38)
Total distributions	(15.15)	(8.07)	(3.64)	(7.90)	(5.27)	(7.38)
Net asset value, end of period	$114.99	$177.37	$155.40	$98.44	$83.00	$73.88
Total ReturnD,E	(29.09)%	20.04%	63.72%	31.81%	20.82%	35.18%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.58%H	.67%	.69%	.72%	.66%	.51%
Expenses net of fee waivers, if any	.57%H	.67%	.68%	.72%	.66%	.50%
Expenses net of all reductions	.57%H	.67%	.68%	.72%	.65%	.50%
Net investment income (loss)	(.14)%H	(.31)%	(.15)%	.16%C	.06%	.47%
Supplemental Data
Net assets, end of period (in millions)	$2,682	$3,828	$2,826	$1,114	$88	$152
Portfolio turnover rateI	96%H	66%	47%	37%J	46%	52%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$714,415	Market approach	Transaction price	$1.11 - $700.00 / $230.58	Increase
			Discount rate	5.3% - 20.9% / 11.8%	Decrease
		Recovery value	Recovery value	$0.01 - $0.87 / $0.61	Increase
			Discount for lack of marketability	5.0%	Decrease
		Market comparable	Enterprise value/Revenue multiple (EV/R)	2.1- 24.0 / 8.8	Increase
			Enterprise value/Gross profit multiple (EV/GP)	8.0	Increase
			Premium rate	29.6%	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	30.0%	Decrease
			Exit multiple	2.8	Increase
			Term	5.0	Increase
			Volatility	75.0%	Increase
Corporate Bonds	$12,600	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.8	Increase
			Term	1.4	Increase
			Volatility	75.0%	Increase
Preferred Securities	$13,140	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Growth Opportunities Fund	$13

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,891,197
Gross unrealized depreciation	(2,494,348)
Net unrealized appreciation (depreciation)	$2,396,849
Tax cost	$14,630,329

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Advisor Growth Opportunities Fund	21,938.13

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Growth Opportunities Fund	10,088,352	11,647,705

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$4,332	$150
Class M	.25%	.25%	7,082	24
Class C	.75%	.25%	5,750	1,178
			$17,164	$1,352

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,102
Class M	59
Class C(a)	6
$1,167

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$2,876.17
Class M	2,204.16
Class C	985.17
Class I	8,275.17
Class Z	642.04
	$14,982

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Growth Opportunities Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Growth Opportunities Fund	$215

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Growth Opportunities Fund	Borrower	$39,531.41%		$42

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Growth Opportunities Fund	1,166,865	915,974	15,814

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor Growth Opportunities Fund	2

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Growth Opportunities Fund	$19

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Growth Opportunities Fund	$197	$279	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Growth Opportunities Fund	$20,591.58%		$–(a)

 (a) Amount represents less than five hundred dollars.

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $338.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Growth Opportunities Fund
Distributions to shareholders
Class A	$383,847	$169,745
Class M	311,608	168,099
Class C	146,868	72,157
Class I	1,065,687	439,475
Class Z	343,730	150,797
Total	$2,251,740	$1,000,273

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2022	Year ended November 30, 2021	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Growth Opportunities Fund
Class A
Shares sold	3,800	8,318	$464,336	$1,283,675
Reinvestment of distributions	2,511	1,142	362,972	161,306
Shares redeemed	(3,857)	(4,829)	(473,325)	(742,467)
Net increase (decrease)	2,454	4,631	$353,983	$702,514
Class M
Shares sold	1,189	2,549	$143,969	$385,475
Reinvestment of distributions	2,107	1,163	300,595	162,126
Shares redeemed	(2,241)	(4,290)	(269,443)	(654,784)
Net increase (decrease)	1,055	(578)	$175,121	$(107,183)
Class C
Shares sold	1,139	3,273	$117,520	$416,992
Reinvestment of distributions	1,177	581	138,522	68,282
Shares redeemed	(1,813)	(2,973)	(178,535)	(379,808)
Net increase (decrease)	503	881	$77,507	$105,466
Class I
Shares sold	16,012	34,051	$2,161,678	$5,739,683
Reinvestment of distributions	6,084	2,534	970,856	391,310
Shares redeemed	(23,392)	(18,463)	(3,157,841)	(3,082,104)
Net increase (decrease)	(1,296)	18,122	$(25,307)	$3,048,889
Class Z
Shares sold	7,237	12,098	$1,031,930	$2,064,123
Reinvestment of distributions	1,870	860	301,936	134,230
Shares redeemed	(7,363)	(9,566)	(998,767)	(1,641,411)
Net increase (decrease)	1,744	3,392	$335,099	$556,942

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Advisor Growth Opportunities Fund
Class A	.95%
Actual		$1,000.00	$707.80	$4.04
Hypothetical-C		$1,000.00	$1,020.19	$4.78
Class M	1.19%
Actual		$1,000.00	$706.90	$5.06
Hypothetical-C		$1,000.00	$1,019.00	$5.99
Class C	1.70%
Actual		$1,000.00	$705.10	$7.23
Hypothetical-C		$1,000.00	$1,016.45	$8.55
Class I	.70%
Actual		$1,000.00	$708.70	$2.98
Hypothetical-C		$1,000.00	$1,021.44	$3.53
Class Z	.57%
Actual		$1,000.00	$709.10	$2.43
Hypothetical-C		$1,000.00	$1,022.09	$2.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Growth Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Growth Opportunities Fund

2021 Total Return % vs. Morningstar Large Growth and Russell 1000 Growth:

75% beaten
25% beaten
Benchmark
Class I
34.000
32.000
30.000
28.000
26.000
24.000
22.000
32.428
28.970
27.317
23.650
1 Year
140.000
120.000
100.000
80.000
60.000
135.848
81.593
81.295
62.105
3 Year
350.000
300.000
250.000
200.000
150.000
100.000
305.574
179.665
176.625
135.538
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	87%	98%	97%
Class C	84%	97%	96%
Class I	88%	98%	97%
Class M	86%	98%	97%
Class Z	88%	99%	97%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Growth Opportunities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Class I), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Class I ranked below the similar sales load structure group competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2021. The Board considered that, when compared to a subset of the ASPG that FMR believes is most comparable, Class I would not be above the ASPG competitive median for 2021.The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GO-SANN-0722
1.704615.124

Fidelity Advisor® Growth & Income Fund

Semi-Annual Report

May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2022

% of fund's net assets
Exxon Mobil Corp.	6.9
Microsoft Corp.	6.0
Wells Fargo & Co.	5.2
General Electric Co.	4.6
Apple, Inc.	3.2
Bank of America Corp.	3.0
Comcast Corp. Class A	2.3
Hess Corp.(a)	1.9
Bristol-Myers Squibb Co.(a)	1.8
Visa, Inc. Class A	1.6
36.5

 (a) Security or a portion of the security is pledged as collateral for call options written.

Market Sectors as of May 31, 2022

% of fund's net assets
Information Technology	18.2
Financials	16.5
Industrials	14.5
Health Care	13.4
Energy	12.7
Consumer Staples	6.0
Communication Services	5.4
Consumer Discretionary	2.7
Materials	2.7
Utilities	1.4
Real Estate	1.0

Asset Allocation (% of fund's net assets)

As of May 31, 2022 *,**
Stocks	94.1%
Convertible Securities	0.3%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.5%

 * Foreign investments - 14.6%

 ** Written options - (0.0)%

Geographic Diversification (% of fund's net assets)

As of May 31, 2022
United States of America*	85.4%
Canada	4.3%
Germany	1.9%
United Kingdom	1.9%
Netherlands	1.8%
France	0.9%
Spain	0.7%
Switzerland	0.5%
Sweden	0.5%
Other	2.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (a)	40,900	$1,846
Elisa Corp. (A Shares)	9,700	549
Verizon Communications, Inc.	68,609	3,519
		5,914
Entertainment - 1.6%
Activision Blizzard, Inc.	15,000	1,168
Nintendo Co. Ltd. ADR	24,800	1,379
The Walt Disney Co. (b)	42,500	4,694
Universal Music Group NV	165,400	3,709
Universal Music Group NV rights (b)(c)	165,400	36
Warner Music Group Corp. Class A	37,800	1,122
		12,108
Media - 3.0%
Comcast Corp. Class A	394,358	17,462
Interpublic Group of Companies, Inc.	149,500	4,818
		22,280

TOTAL COMMUNICATION SERVICES		40,302

CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.5%
BorgWarner, Inc.	94,300	3,802
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs, Inc.	9,700	1,964
Marriott International, Inc. Class A	9,800	1,681
Starbucks Corp.	13,300	1,044
		4,689
Household Durables - 0.3%
Sony Group Corp. sponsored ADR	11,400	1,072
Whirlpool Corp.	6,200	1,142
		2,214
Multiline Retail - 0.1%
Target Corp.	4,600	745
Specialty Retail - 1.1%
Lowe's Companies, Inc.	40,557	7,921
Williams-Sonoma, Inc.	1,000	128
		8,049
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	2,400	285
Puma AG	8,544	635
Tapestry, Inc.	300	10
		930

TOTAL CONSUMER DISCRETIONARY		20,429

CONSUMER STAPLES - 6.0%
Beverages - 2.2%
Diageo PLC sponsored ADR	20,100	3,758
Keurig Dr. Pepper, Inc.	88,500	3,074
Pernod Ricard SA	5,600	1,097
Remy Cointreau SA	3,423	629
The Coca-Cola Co.	130,084	8,245
		16,803
Food & Staples Retailing - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	3,700	168
Sysco Corp.	70,000	5,893
Walmart, Inc.	21,100	2,714
		8,775
Food Products - 0.3%
Lamb Weston Holdings, Inc.	30,500	2,061
Household Products - 0.3%
Colgate-Palmolive Co.	5,100	402
Kimberly-Clark Corp.	1,000	133
Spectrum Brands Holdings, Inc.	21,200	1,860
		2,395
Tobacco - 2.0%
Altria Group, Inc.	205,720	11,127
Swedish Match Co. AB	391,200	4,043
		15,170

TOTAL CONSUMER STAPLES		45,204

ENERGY - 12.6%
Oil, Gas & Consumable Fuels - 12.6%
Canadian Natural Resources Ltd.	46,100	3,051
Cenovus Energy, Inc. (Canada)	514,100	11,917
Energy Transfer LP	13,200	154
Enterprise Products Partners LP	8,600	236
Exxon Mobil Corp.	543,700	52,194
Hess Corp. (d)	117,600	14,473
Imperial Oil Ltd.	48,600	2,662
Kosmos Energy Ltd. (b)	384,000	2,972
Phillips 66 Co.	22,700	2,288
Tourmaline Oil Corp.	81,100	5,006
		94,953
FINANCIALS - 16.5%
Banks - 12.0%
Bank of America Corp.	597,842	22,240
JPMorgan Chase & Co.	51,043	6,749
M&T Bank Corp.	10,900	1,962
PNC Financial Services Group, Inc.	48,816	8,563
Truist Financial Corp.	127,049	6,319
U.S. Bancorp	94,830	5,033
Wells Fargo & Co.	851,550	38,975
		89,841
Capital Markets - 3.1%
Ashmore Group PLC	104,500	326
Brookfield Asset Management, Inc. Class A	26,401	1,336
Intercontinental Exchange, Inc.	1,100	113
KKR & Co. LP	47,213	2,588
Morgan Stanley	31,030	2,673
Northern Trust Corp.	73,737	8,240
Raymond James Financial, Inc.	36,350	3,580
S&P Global, Inc.	100	35
State Street Corp.	62,170	4,507
		23,398
Consumer Finance - 0.2%
Discover Financial Services	14,100	1,600
Insurance - 0.9%
American Financial Group, Inc.	3,400	480
Brookfield Asset Management Reinsurance Partners Ltd.	172	9
Chubb Ltd.	10,700	2,261
Marsh & McLennan Companies, Inc.	14,766	2,362
Old Republic International Corp.	17,800	426
The Travelers Companies, Inc.	7,600	1,361
		6,899
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	20,700	886
Radian Group, Inc.	66,290	1,426
		2,312

TOTAL FINANCIALS		124,050

HEALTH CARE - 13.1%
Biotechnology - 0.0%
Intercept Pharmaceuticals, Inc. (b)	24,295	440
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	3,500	411
Becton, Dickinson & Co.	8,975	2,296
Boston Scientific Corp. (b)	113,500	4,655
GN Store Nord A/S	4,000	158
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.) (e)	82,285	2,134
Sonova Holding AG	2,263	800
		10,454
Health Care Providers & Services - 5.5%
Cardinal Health, Inc.	71,200	4,010
Cigna Corp.	33,100	8,880
CVS Health Corp.	78,351	7,580
Humana, Inc.	3,300	1,499
McKesson Corp.	26,733	8,787
UnitedHealth Group, Inc.	21,300	10,581
		41,337
Life Sciences Tools & Services - 0.3%
Danaher Corp.	8,300	2,190
Pharmaceuticals - 5.9%
Bayer AG	96,573	6,910
Bristol-Myers Squibb Co. (d)	178,900	13,498
Eli Lilly & Co.	7,500	2,351
GSK PLC sponsored ADR	178,809	7,850
Johnson & Johnson	55,201	9,910
Sanofi SA sponsored ADR	30,100	1,603
UCB SA	22,100	1,949
Viatris, Inc.	7,200	88
		44,159

TOTAL HEALTH CARE		98,580

INDUSTRIALS - 14.5%
Aerospace & Defense - 2.6%
Airbus Group NV	34,000	3,985
General Dynamics Corp.	12,500	2,811
Huntington Ingalls Industries, Inc.	9,000	1,894
MTU Aero Engines AG	4,600	908
Raytheon Technologies Corp.	16,631	1,582
Safran SA	10,500	1,088
The Boeing Co. (b)	55,000	7,227
		19,495
Air Freight & Logistics - 1.8%
DSV A/S	3,500	576
Expeditors International of Washington, Inc.	700	76
FedEx Corp.	9,700	2,178
United Parcel Service, Inc. Class B	59,679	10,876
		13,706
Airlines - 0.0%
Copa Holdings SA Class A (b)	2,300	163
Building Products - 0.4%
A.O. Smith Corp.	7,800	469
Johnson Controls International PLC	40,800	2,224
		2,693
Commercial Services & Supplies - 0.5%
GFL Environmental, Inc.	95,300	2,908
Healthcare Services Group, Inc. (e)	62,100	1,066
Ritchie Bros. Auctioneers, Inc.	1,300	78
		4,052
Electrical Equipment - 0.9%
Acuity Brands, Inc.	12,600	2,205
Hubbell, Inc. Class B	11,912	2,262
Regal Rexnord Corp.	2,100	262
Rockwell Automation, Inc.	1,600	341
Vertiv Holdings Co.	139,100	1,529
		6,599
Industrial Conglomerates - 4.8%
3M Co.	10,800	1,612
General Electric Co.	437,336	34,239
		35,851
Machinery - 1.7%
Allison Transmission Holdings, Inc.	25,800	1,032
Caterpillar, Inc.	3,300	712
Cummins, Inc.	4,900	1,025
Donaldson Co., Inc.	55,700	2,912
Epiroc AB (A Shares)	2,700	52
Flowserve Corp.	30,600	964
Fortive Corp.	24,600	1,520
Kardex AG	550	100
Nordson Corp.	8,700	1,896
Otis Worldwide Corp.	8,265	615
Stanley Black & Decker, Inc.	4,800	570
Westinghouse Air Brake Tech Co.	12,731	1,203
		12,601
Professional Services - 0.4%
Equifax, Inc.	5,300	1,074
RELX PLC (London Stock Exchange)	76,120	2,183
Robert Half International, Inc.	800	72
		3,329
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	72,000	3,502
Trading Companies & Distributors - 0.8%
Brenntag SE	7,000	542
Fastenal Co.	12,000	643
MSC Industrial Direct Co., Inc. Class A	600	51
Watsco, Inc.	18,064	4,618
		5,854
Transportation Infrastructure - 0.1%
Aena SME SA (a)(b)	5,100	778

TOTAL INDUSTRIALS		108,623

INFORMATION TECHNOLOGY - 18.2%
Electronic Equipment & Components - 0.2%
CDW Corp.	9,300	1,580
IT Services - 4.1%
Amadeus IT Holding SA Class A (b)	51,600	3,211
DXC Technology Co. (b)	9,400	331
Edenred SA	58,900	2,904
Fidelity National Information Services, Inc.	44,300	4,629
Genpact Ltd.	46,200	2,050
Global Payments, Inc.	11,200	1,468
IBM Corp.	17,800	2,471
MasterCard, Inc. Class A	3,000	1,074
Unisys Corp. (b)	70,792	845
Visa, Inc. Class A	56,840	12,060
		31,043
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	13,900	2,341
Applied Materials, Inc.	12,195	1,430
Intel Corp.	62,900	2,794
Lam Research Corp.	2,600	1,352
Marvell Technology, Inc.	39,300	2,325
NVIDIA Corp.	2,000	373
NXP Semiconductors NV	18,600	3,530
Qualcomm, Inc.	75,098	10,756
Teradyne, Inc.	6,800	743
		25,644
Software - 7.2%
Intuit, Inc.	5,300	2,197
Microsoft Corp.	164,553	44,737
Open Text Corp.	15,400	631
SAP SE sponsored ADR	52,100	5,202
Temenos Group AG	10,300	1,000
		53,767
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	158,792	23,635
FUJIFILM Holdings Corp.	5,200	286
Samsung Electronics Co. Ltd.	14,620	793
		24,714

TOTAL INFORMATION TECHNOLOGY		136,748

MATERIALS - 2.7%
Chemicals - 0.7%
DuPont de Nemours, Inc.	63,500	4,308
PPG Industries, Inc.	7,000	885
		5,193
Metals & Mining - 2.0%
First Quantum Minerals Ltd.	129,400	3,746
Freeport-McMoRan, Inc.	187,200	7,316
Glencore Xstrata PLC	556,400	3,670
		14,732

TOTAL MATERIALS		19,925

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	12,800	3,278
Equinix, Inc.	110	76
Public Storage	200	66
Simon Property Group, Inc.	37,900	4,345
		7,765
UTILITIES - 1.4%
Electric Utilities - 1.2%
Constellation Energy Corp.	4,400	273
Duke Energy Corp.	10,400	1,170
Entergy Corp.	11,900	1,432
Exelon Corp.	13,200	649
NextEra Energy, Inc.	3,000	227
PG&E Corp. (b)	102,500	1,251
Southern Co.	56,700	4,290
		9,292
Multi-Utilities - 0.2%
Sempra Energy	6,300	1,032

TOTAL UTILITIES		10,324

TOTAL COMMON STOCKS
(Cost $478,724)		706,903

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%	14,200	729
Boston Scientific Corp. Series A, 5.50%	8,400	920
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,564)		1,649
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $907)	1,093	728
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h)
(Cost $1,470)	1,469,796	483

Money Market Funds - 5.5%
Fidelity Cash Central Fund 0.82% (i)	39,663,316	39,671
Fidelity Securities Lending Cash Central Fund 0.82% (i)(j)	1,941,981	1,942
TOTAL MONEY MARKET FUNDS
(Cost $41,613)		41,613
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $524,278)		751,376
NET OTHER ASSETS (LIABILITIES) - 0.0%		(83)
NET ASSETS - 100%		$751,293

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	87	$656	$80.00	9/16/22	$(16)
Hess Corp.	Chicago Board Options Exchange	112	1,378	125.00	8/19/22	(100)
TOTAL WRITTEN OPTIONS						$(116)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,624,000 or 0.3% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $2,034,000.

 (e) Security or a portion of the security is on loan at period end.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $483,000 or 0.1% of net assets.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16-9/1/17	$1,470

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.82%	$11,071	$85,827	$57,227	$42	$--	$--	$39,671	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	727	25,638	24,423	2	--	--	1,942	0.0%
Total	$11,798	$111,465	$81,650	$44	$--	$--	$41,613

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$40,302	$38,420	$1,882	$--
Consumer Discretionary	20,429	20,429	--	--
Consumer Staples	45,204	41,161	4,043	--
Energy	94,953	94,953	--	--
Financials	124,050	124,050	--	--
Health Care	100,229	91,670	8,559	--
Industrials	108,623	99,419	9,204	--
Information Technology	136,748	133,251	3,497	--
Materials	19,925	16,255	3,670	--
Real Estate	7,765	7,765	--	--
Utilities	10,324	10,324	--	--
Corporate Bonds	728	--	728	--
Other	483	--	--	483
Money Market Funds	41,613	41,613	--	--
Total Investments in Securities:	$751,376	$719,310	$31,583	$483
Derivative Instruments:
Liabilities
Written Options	$(116)	$(116)	$--	$--
Total Liabilities	$(116)	$(116)	$--	$--
Total Derivative Instruments:	$(116)	$(116)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(116)
Total Equity Risk	0	(116)
Total Value of Derivatives	$0	$(116)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,910) — See accompanying schedule: Unaffiliated issuers (cost $482,665)	$709,763
Fidelity Central Funds (cost $41,613)	41,613
Total Investment in Securities (cost $524,278)		$751,376
Cash		141
Restricted cash		17
Receivable for investments sold		483
Receivable for fund shares sold		434
Dividends receivable		1,854
Interest receivable		1
Distributions receivable from Fidelity Central Funds		26
Other receivables		5
Total assets		754,337
Liabilities
Payable for investments purchased on a delayed delivery basis	$36
Payable for fund shares redeemed	353
Accrued management fee	257
Distribution and service plan fees payable	185
Written options, at value (premium received $93)	116
Other affiliated payables	124
Other payables and accrued expenses	31
Collateral on securities loaned	1,942
Total liabilities		3,044
Net Assets		$751,293
Net Assets consist of:
Paid in capital		$519,660
Total accumulated earnings (loss)		231,633
Net Assets		$751,293
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($379,722 ÷ 11,716.3 shares)(a)		$32.41
Maximum offering price per share (100/94.25 of $32.41)		$34.39
Class M:
Net Asset Value and redemption price per share ($179,770 ÷ 5,536.0 shares)(a)		$32.47
Maximum offering price per share (100/96.50 of $32.47)		$33.65
Class C:
Net Asset Value and offering price per share ($43,907 ÷ 1,473.1 shares)(a)		$29.81
Class I:
Net Asset Value, offering price and redemption price per share ($97,522 ÷ 2,928.2 shares)		$33.30
Class Z:
Net Asset Value, offering price and redemption price per share ($50,372 ÷ 1,509.3 shares)		$33.37

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$7,563
Interest		30
Income from Fidelity Central Funds (including $2 from security lending)		44
Total income		7,637
Expenses
Management fee	$1,541
Transfer agent fees	600
Distribution and service plan fees	1,137
Accounting fees	128
Custodian fees and expenses	13
Independent trustees' fees and expenses	1
Registration fees	50
Audit	31
Legal	2
Miscellaneous	1
Total expenses before reductions	3,504
Expense reductions	(10)
Total expenses after reductions		3,494
Net investment income (loss)		4,143
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,683
Foreign currency transactions	6
Written options	437
Total net realized gain (loss)		4,126
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,978
Assets and liabilities in foreign currencies	(8)
Written options	(102)
Total change in net unrealized appreciation (depreciation)		3,868
Net gain (loss)		7,994
Net increase (decrease) in net assets resulting from operations		$12,137

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,143	$10,833
Net realized gain (loss)	4,126	18,231
Change in net unrealized appreciation (depreciation)	3,868	97,851
Net increase (decrease) in net assets resulting from operations	12,137	126,915
Distributions to shareholders	(27,953)	(25,162)
Share transactions - net increase (decrease)	118,831	27,651
Total increase (decrease) in net assets	103,015	129,404
Net Assets
Beginning of period	648,278	518,874
End of period	$751,293	$648,278

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Growth & Income Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$33.01	$27.71	$28.32	$28.69	$30.29	$26.89
Income from Investment Operations
Net investment income (loss)A,B	.20	.59C	.44	.49	.43	.41
Net realized and unrealized gain (loss)	.60	6.08	.90	2.48	.58	3.83
Total from investment operations	.80	6.67	1.34	2.97	1.01	4.24
Distributions from net investment income	(.60)	(.48)	(.48)	(.47)	(.36)	(.39)D
Distributions from net realized gain	(.80)	(.89)	(1.47)	(2.87)	(2.26)	(.45)D
Total distributions	(1.40)	(1.37)	(1.95)	(3.34)	(2.61)E	(.84)
Net asset value, end of period	$32.41	$33.01	$27.71	$28.32	$28.69	$30.29
Total ReturnF,G,H	2.29%	25.08%	4.86%	13.65%	3.42%	16.15%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	.91%K	.92%	.95%	.96%	.96%	.97%
Expenses net of fee waivers, if any	.91%K	.92%	.95%	.96%	.96%	.97%
Expenses net of all reductions	.91%K	.92%	.95%	.95%	.95%	.97%
Net investment income (loss)	1.20%K	1.85%C	1.78%	1.93%	1.49%	1.47%
Supplemental Data
Net assets, end of period (in millions)	$380	$344	$277	$288	$243	$255
Portfolio turnover rateL	10%K	15%	28%	29%	40%	36%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.21%.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth & Income Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$33.01	$27.71	$28.31	$28.67	$30.26	$26.87
Income from Investment Operations
Net investment income (loss)A,B	.16	.51C	.38	.43	.36	.34
Net realized and unrealized gain (loss)	.59	6.10	.89	2.47	.59	3.82
Total from investment operations	.75	6.61	1.27	2.90	.95	4.16
Distributions from net investment income	(.50)	(.42)	(.40)	(.39)	(.28)	(.32)D
Distributions from net realized gain	(.80)	(.89)	(1.47)	(2.87)	(2.26)	(.45)D
Total distributions	(1.29)E	(1.31)	(1.87)	(3.26)	(2.54)	(.77)
Net asset value, end of period	$32.47	$33.01	$27.71	$28.31	$28.67	$30.26
Total ReturnF,G,H	2.15%	24.77%	4.61%	13.33%	3.19%	15.85%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.15%K	1.16%	1.20%	1.21%	1.21%	1.23%
Expenses net of fee waivers, if any	1.15%K	1.16%	1.20%	1.21%	1.21%	1.22%
Expenses net of all reductions	1.15%K	1.16%	1.20%	1.20%	1.20%	1.22%
Net investment income (loss)	.95%K	1.61%C	1.53%	1.68%	1.24%	1.22%
Supplemental Data
Net assets, end of period (in millions)	$180	$173	$153	$172	$175	$186
Portfolio turnover rateL	10%K	15%	28%	29%	40%	36%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth & Income Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$30.33	$25.56	$26.22	$26.79	$28.45	$25.33
Income from Investment Operations
Net investment income (loss)A,B	.07	.32C	.23	.27	.20	.19
Net realized and unrealized gain (loss)	.54	5.62	.82	2.28	.55	3.60
Total from investment operations	.61	5.94	1.05	2.55	.75	3.79
Distributions from net investment income	(.34)	(.28)	(.24)	(.26)	(.15)	(.22)D
Distributions from net realized gain	(.80)	(.89)	(1.47)	(2.87)	(2.26)	(.45)D
Total distributions	(1.13)E	(1.17)	(1.71)	(3.12)E	(2.41)	(.67)
Net asset value, end of period	$29.81	$30.33	$25.56	$26.22	$26.79	$28.45
Total ReturnF,G,H	1.89%	24.14%	4.07%	12.74%	2.64%	15.28%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.67%K	1.69%	1.73%	1.73%	1.72%	1.73%
Expenses net of fee waivers, if any	1.67%K	1.69%	1.73%	1.73%	1.71%	1.73%
Expenses net of all reductions	1.67%K	1.69%	1.73%	1.73%	1.71%	1.72%
Net investment income (loss)	.43%K	1.09%C	1.00%	1.15%	.73%	.72%
Supplemental Data
Net assets, end of period (in millions)	$44	$41	$34	$41	$75	$86
Portfolio turnover rateL	10%K	15%	28%	29%	40%	36%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth & Income Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$33.95	$28.45	$29.01	$29.33	$30.91	$27.41
Income from Investment Operations
Net investment income (loss)A,B	.25	.69C	.52	.57	.52	.50
Net realized and unrealized gain (loss)	.60	6.24	.93	2.52	.60	3.90
Total from investment operations	.85	6.93	1.45	3.09	1.12	4.40
Distributions from net investment income	(.71)	(.55)	(.54)	(.54)	(.44)	(.45)D
Distributions from net realized gain	(.80)	(.89)	(1.47)	(2.87)	(2.26)	(.45)D
Total distributions	(1.50)E	(1.43)E	(2.01)	(3.41)	(2.70)	(.90)
Net asset value, end of period	$33.30	$33.95	$28.45	$29.01	$29.33	$30.91
Total ReturnF,G	2.38%	25.40%	5.16%	13.89%	3.71%	16.45%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.66%J	.67%	.70%	.70%	.69%	.70%
Expenses net of fee waivers, if any	.66%J	.67%	.70%	.69%	.69%	.70%
Expenses net of all reductions	.66%J	.67%	.69%	.69%	.69%	.70%
Net investment income (loss)	1.45%J	2.10%C	2.03%	2.19%	1.75%	1.74%
Supplemental Data
Net assets, end of period (in millions)	$98	$76	$45	$48	$47	$53
Portfolio turnover rateK	10%J	15%	28%	29%	40%	36%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.46%.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth & Income Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$34.04	$28.52	$29.09	$29.35	$30.94	$27.35
Income from Investment Operations
Net investment income (loss)B,C	.27	.73D	.55	.62	.56	.51
Net realized and unrealized gain (loss)	.62	6.26	.93	2.53	.59	3.08
Total from investment operations	.89	6.99	1.48	3.15	1.15	3.59
Distributions from net investment income	(.76)	(.59)	(.58)	(.54)	(.49)	–
Distributions from net realized gain	(.80)	(.89)	(1.47)	(2.87)	(2.26)	–
Total distributions	(1.56)	(1.47)E	(2.05)	(3.41)	(2.74)E	–
Net asset value, end of period	$33.37	$34.04	$28.52	$29.09	$29.35	$30.94
Total ReturnF,G	2.47%	25.59%	5.26%	14.11%	3.84%	13.13%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.53%J	.53%	.55%	.56%	.56%	.57%J
Expenses net of fee waivers, if any	.53%J	.53%	.55%	.56%	.56%	.57%J
Expenses net of all reductions	.53%J	.53%	.55%	.55%	.55%	.57%J
Net investment income (loss)	1.58%J	2.24%D	2.18%	2.33%	1.89%	2.13%J
Supplemental Data
Net assets, end of period (in millions)	$50	$14	$11	$7	$22	$16
Portfolio turnover rateK	10%J	15%	28%	29%	40%	36%

 A For the period February 1, 2017 (commencement of sale of shares) through November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.60%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$254,531
Gross unrealized depreciation	(29,469)
Net unrealized appreciation (depreciation)	$225,062
Tax cost	$526,292

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Advisor Growth & Income Fund	500.07

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Growth & Income Fund	99,788	34,223

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$464	$13
Class M	.25%	.25%	454	4
Class C	.75%	.25%	219	47
			$1,137	$64

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$100
Class M	7
Class C(a)	1
$108

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$322.17
Class M	151.17
Class C	41.19
Class I	78.17
Class Z	8.04
	$600

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Growth & Income Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Growth & Income Fund	$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Growth & Income Fund	7,030	1,718	331

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Growth & Income Fund	$1

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Growth & Income Fund	$–(a)	$–	$–

 (a) In the amount of less than five hundred dollars.

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Growth & Income Fund
Distributions to shareholders
Class A	$14,708	$13,601
Class M	6,783	7,162
Class C	1,526	1,554
Class I	3,381	2,271
Class Z	1,555	574
Total	$27,953	$25,162

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2022	Year ended November 30, 2021	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Growth & Income Fund
Class A
Shares sold	1,576	1,486	$52,326	$47,727
Reinvestment of distributions	417	466	13,964	12,807
Shares redeemed	(707)	(1,503)	(23,251)	(47,472)
Net increase (decrease)	1,286	449	$43,039	$13,062
Class M
Shares sold	423	324	$14,182	$10,258
Reinvestment of distributions	198	254	6,645	6,998
Shares redeemed	(323)	(859)	(10,675)	(27,103)
Net increase (decrease)	298	(281)	$10,152	$(9,847)
Class C
Shares sold	356	366	$10,886	$10,922
Reinvestment of distributions	49	60	1,502	1,533
Shares redeemed	(274)	(423)	(8,301)	(12,405)
Net increase (decrease)	131	3	$4,087	$50
Class I
Shares sold	1,059	1,111	$36,121	$36,641
Reinvestment of distributions	88	72	3,021	2,022
Shares redeemed	(460)	(507)	(15,496)	(16,185)
Net increase (decrease)	687	676	$23,646	$22,478
Class Z
Shares sold	1,211	374	$42,007	$12,347
Reinvestment of distributions	42	16	1,445	460
Shares redeemed	(162)	(344)	(5,545)	(10,899)
Net increase (decrease)	1,091	46	$37,907	$1,908

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Advisor Growth & Income Fund
Class A	.91%
Actual		$1,000.00	$1,022.90	$4.59
Hypothetical-C		$1,000.00	$1,020.39	$4.58
Class M	1.15%
Actual		$1,000.00	$1,021.50	$5.80
Hypothetical-C		$1,000.00	$1,019.20	$5.79
Class C	1.67%
Actual		$1,000.00	$1,018.90	$8.41
Hypothetical-C		$1,000.00	$1,016.60	$8.40
Class I	.66%
Actual		$1,000.00	$1,023.80	$3.33
Hypothetical-C		$1,000.00	$1,021.64	$3.33
Class Z	.53%
Actual		$1,000.00	$1,024.70	$2.68
Hypothetical-C		$1,000.00	$1,022.29	$2.67

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Growth & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group).The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Growth & Income Fund

2021 Total Return % vs. Lipper Growth & Income Funds and S&P 500:

75% beaten
25% beaten
Benchmark
Class I
40.000
35.000
30.000
25.000
20.000
15.000
37.088
30.005
28.595
17.985
60.000
50.000
40.000
30.000
20.000
56.068
41.938
39.008
29.323
120.000
100.000
80.000
60.000
40.000
118.265
86.000
83.575
56.863
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	92%	58%	75%
Class C	91%	44%	63%
Class I	93%	63%	78%
Class M	92%	53%	70%
Class Z	93%	65%	-

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Growth & Income Fund

## Historical Management Fees (BP) vs. Competitive Medians (BP):

FA Growth & Income
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
70
70
69
68
69
69
69
66
67
75
45
44
44
43
42
2016
2018
2019
2020
2021

| | 2016 | 2018 | 2019 | 2020 | 2021 |
|---|---|---|---|---|---|
| TMG % | 12% | 12% | 12% | 11% | 11% |
| Funds | 525 | 514 | 497 | 459 | 332 |
| ASPG Quartile | 1st | 1st | 1st | 1st | 1st |

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Class I), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Class I ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AGAI-SANN-0722
1.704634.124

Fidelity Advisor® Small Cap Fund

Semi-Annual Report

May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2022

% of fund's net assets
Antero Resources Corp.	2.4
KBR, Inc.	1.8
Atkore, Inc.	1.8
Commercial Metals Co.	1.7
Insight Enterprises, Inc.	1.7
Constellium NV	1.6
LPL Financial	1.5
Concentrix Corp.	1.4
Valvoline, Inc.	1.3
TD SYNNEX Corp.	1.3
16.5

Market Sectors as of May 31, 2022

% of fund's net assets
Industrials	18.3
Financials	16.2
Information Technology	15.6
Health Care	13.9
Consumer Discretionary	10.6
Materials	7.2
Energy	5.4
Real Estate	4.4
Communication Services	3.0
Consumer Staples	2.1
Utilities	1.6
Investment Companies	1.0

Asset Allocation (% of fund's net assets)

As of May 31, 2022*
Stocks	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 14.3%

Geographic Diversification (% of fund's net assets)

As of May 31, 2022
United States of America*	85.7%
Canada	3.8%
United Kingdom	3.7%
Bermuda	1.7%
France	1.6%
British Virgin Islands	0.9%
Ireland	0.9%
Cayman Islands	0.7%
Finland	0.7%
Other	0.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.0%
Interactive Media & Services - 1.7%
CarGurus, Inc. Class A (a)	308,600	$7,814
Cars.com, Inc. (a)	1,188,400	12,300
Ziff Davis, Inc. (a)	187,900	14,344
		34,458
Media - 1.3%
TechTarget, Inc. (a)	350,500	24,917

TOTAL COMMUNICATION SERVICES		59,375

CONSUMER DISCRETIONARY - 10.6%
Auto Components - 2.6%
Adient PLC (a)	498,400	17,638
Gentherm, Inc. (a)	175,300	12,085
Patrick Industries, Inc.	353,564	21,253
		50,976
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc. (a)(b)	414,500	12,580
Churchill Downs, Inc.	78,800	15,951
Lindblad Expeditions Holdings (a)	726,600	10,434
		38,965
Household Durables - 2.0%
GoPro, Inc. Class A (a)	998,100	6,897
Skyline Champion Corp. (a)	476,686	25,326
Tempur Sealy International, Inc.	317,700	8,378
		40,601
Internet & Direct Marketing Retail - 0.0%
BARK, Inc. (a)(c)	402,800	1,007
Leisure Products - 0.6%
Clarus Corp.	524,538	11,493
Specialty Retail - 2.7%
Academy Sports & Outdoors, Inc.	163,805	5,489
American Eagle Outfitters, Inc. (b)	295,600	3,580
Lithia Motors, Inc. Class A (sub. vtg.)	28,300	8,617
Murphy U.S.A., Inc. (b)	91,600	22,819
Musti Group OYJ	692,693	13,549
		54,054
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. (a)	263,621	14,700

TOTAL CONSUMER DISCRETIONARY		211,796

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	426,330	24,672
Food Products - 0.9%
Nomad Foods Ltd. (a)	850,600	17,752

TOTAL CONSUMER STAPLES		42,424

ENERGY - 5.4%
Energy Equipment & Services - 0.6%
TechnipFMC PLC (a)	1,301,300	10,723
Oil, Gas & Consumable Fuels - 4.8%
Antero Resources Corp. (a)	1,116,100	47,859
Denbury, Inc. (a)	259,600	18,987
Enviva, Inc.	189,000	14,721
Hess Midstream LP (b)	317,548	10,349
HF Sinclair Corp.	80,456	3,950
		95,866

TOTAL ENERGY		106,589

FINANCIALS - 16.2%
Banks - 8.2%
ConnectOne Bancorp, Inc.	839,500	23,137
First Interstate Bancsystem, Inc. (b)	573,500	21,833
Independent Bank Group, Inc.	315,500	23,057
Metropolitan Bank Holding Corp. (a)	258,200	19,941
PacWest Bancorp	623,100	19,677
Pinnacle Financial Partners, Inc. (b)	222,500	18,116
ServisFirst Bancshares, Inc. (b)	263,900	21,999
Trico Bancshares	343,300	15,565
		163,325
Capital Markets - 3.2%
LPL Financial (b)	155,400	30,488
Morningstar, Inc.	77,909	20,025
Patria Investments Ltd.	781,700	12,859
		63,372
Consumer Finance - 0.8%
PROG Holdings, Inc. (a)(b)	509,414	14,870
Insurance - 2.4%
Enstar Group Ltd. (a)	61,802	14,334
Old Republic International Corp.	714,500	17,091
Primerica, Inc.	129,400	16,304
		47,729
Thrifts & Mortgage Finance - 1.6%
Essent Group Ltd.	492,623	21,079
Walker & Dunlop, Inc.	106,700	11,343
		32,422

TOTAL FINANCIALS		321,718

HEALTH CARE - 13.9%
Biotechnology - 3.5%
ADC Therapeutics SA (a)	66,997	458
Agios Pharmaceuticals, Inc. (a)	137,300	2,673
Aurinia Pharmaceuticals, Inc. (a)(b)	247,900	2,796
Avid Bioservices, Inc. (a)(b)	525,111	7,021
Blueprint Medicines Corp. (a)	113,200	6,226
Celldex Therapeutics, Inc. (a)	69,400	1,632
Cerevel Therapeutics Holdings (a)	195,600	5,111
Cytokinetics, Inc. (a)	216,000	8,618
Erasca, Inc.	292,888	1,587
Exelixis, Inc. (a)	281,900	5,167
Instil Bio, Inc. (a)(b)	383,700	2,304
Janux Therapeutics, Inc.	171,000	1,903
Keros Therapeutics, Inc. (a)	58,000	1,960
Legend Biotech Corp. ADR (a)	77,800	3,290
Mirati Therapeutics, Inc. (a)	28,000	1,096
Prelude Therapeutics, Inc. (a)(b)	254,637	1,069
PTC Therapeutics, Inc. (a)	111,200	3,266
Relay Therapeutics, Inc. (a)	218,100	3,551
Tenaya Therapeutics, Inc. (a)	171,900	1,152
TG Therapeutics, Inc. (a)	336,100	1,486
Xenon Pharmaceuticals, Inc. (a)	206,600	5,444
Zentalis Pharmaceuticals, Inc. (a)	48,346	1,166
		68,976
Health Care Equipment & Supplies - 2.2%
BioLife Solutions, Inc. (a)	294,000	4,034
Envista Holdings Corp. (a)	429,900	18,503
Heska Corp. (a)(b)	84,900	8,472
Tandem Diabetes Care, Inc. (a)	139,800	9,530
TransMedics Group, Inc. (a)	146,600	4,276
		44,815
Health Care Providers & Services - 5.3%
Acadia Healthcare Co., Inc. (a)	327,800	23,330
Chemed Corp.	52,100	25,237
LHC Group, Inc. (a)	93,577	15,596
Option Care Health, Inc. (a)	437,037	13,268
Owens & Minor, Inc.	292,600	10,206
The Ensign Group, Inc. (b)	196,000	15,909
The Joint Corp. (a)(b)	83,619	1,395
		104,941
Life Sciences Tools & Services - 2.5%
Charles River Laboratories International, Inc. (a)	42,400	9,925
Medpace Holdings, Inc. (a)(b)	115,500	16,544
Olink Holding AB ADR (a)(b)	296,202	3,483
Syneos Health, Inc. (a)	271,300	20,046
		49,998
Pharmaceuticals - 0.4%
Arvinas Holding Co. LLC (a)	103,900	4,332
Edgewise Therapeutics, Inc. (a)	262,800	1,643
NGM Biopharmaceuticals, Inc. (a)	214,500	2,969
		8,944

TOTAL HEALTH CARE		277,674

INDUSTRIALS - 18.3%
Aerospace & Defense - 0.6%
Vectrus, Inc. (a)	319,197	11,434
Building Products - 1.8%
CSW Industrials, Inc. (b)	93,434	9,915
Masonite International Corp. (a)	285,400	26,208
		36,123
Commercial Services & Supplies - 0.8%
Tetra Tech, Inc.	115,000	15,522
Construction & Engineering - 1.9%
EMCOR Group, Inc.	184,700	19,510
NV5 Global, Inc. (a)	154,480	19,029
		38,539
Electrical Equipment - 2.2%
Array Technologies, Inc. (a)(b)	748,032	8,288
Atkore, Inc. (a)	326,800	35,595
		43,883
Machinery - 2.1%
ITT, Inc.	184,800	13,642
Kornit Digital Ltd. (a)	66,000	2,770
Luxfer Holdings PLC sponsored	784,700	13,104
Oshkosh Corp.	127,100	11,809
		41,325
Professional Services - 4.9%
ASGN, Inc. (a)	164,400	15,656
Booz Allen Hamilton Holding Corp. Class A	164,200	14,098
FTI Consulting, Inc. (a)(b)	78,400	13,171
KBR, Inc. (b)	718,400	35,748
TriNet Group, Inc. (a)	257,100	20,193
		98,866
Road & Rail - 0.6%
TFI International, Inc.	142,500	11,692
Trading Companies & Distributors - 3.4%
Beacon Roofing Supply, Inc. (a)	285,700	17,545
Custom Truck One Source, Inc. Class A (a)(b)	1,098,374	6,546
GMS, Inc. (a)	486,018	24,209
Rush Enterprises, Inc. Class A	372,394	18,985
		67,285

TOTAL INDUSTRIALS		364,669

INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 0.8%
Extreme Networks, Inc. (a)	1,649,600	16,364
Electronic Equipment & Components - 4.5%
Advanced Energy Industries, Inc.	189,400	15,429
Insight Enterprises, Inc. (a)	341,572	33,754
Napco Security Technologies, Inc. (b)	758,302	14,870
TD SYNNEX Corp.	253,741	26,351
		90,404
IT Services - 3.3%
Concentrix Corp.	178,541	27,654
Endava PLC ADR (a)	141,508	14,277
Perficient, Inc. (a)	173,100	16,948
Repay Holdings Corp. (a)(b)	524,460	6,530
		65,409
Semiconductors & Semiconductor Equipment - 3.5%
AEHR Test Systems (a)(b)	420,500	3,524
Ichor Holdings Ltd. (a)	482,900	14,603
MACOM Technology Solutions Holdings, Inc. (a)	333,800	18,195
SiTime Corp. (a)	63,000	13,419
Synaptics, Inc. (a)	129,945	19,247
		68,988
Software - 2.9%
Digital Turbine, Inc. (a)(b)	308,800	7,853
Five9, Inc. (a)	111,300	10,764
Intapp, Inc. (b)	558,900	11,111
Rapid7, Inc. (a)	147,100	10,425
Tenable Holdings, Inc. (a)	344,800	17,343
		57,496
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (a)	432,600	12,671

TOTAL INFORMATION TECHNOLOGY		311,332

MATERIALS - 7.2%
Chemicals - 2.6%
Element Solutions, Inc.	1,177,200	25,063
Valvoline, Inc.	805,700	26,959
		52,022
Construction Materials - 1.3%
Eagle Materials, Inc.	199,000	25,981
Metals & Mining - 3.3%
Commercial Metals Co.	855,900	34,005
Constellium NV (a)	1,896,400	32,030
		66,035

TOTAL MATERIALS		144,038

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Essential Properties Realty Trust, Inc.	1,098,301	25,129
Lamar Advertising Co. Class A	261,500	25,614
Summit Industrial Income REIT	911,700	13,868
		64,611
Real Estate Management & Development - 1.1%
Cushman & Wakefield PLC (a)	1,202,300	22,447

TOTAL REAL ESTATE		87,058

UTILITIES - 1.6%
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares	228,178	16,098
Star Gas Partners LP	333,168	3,348
		19,446
Multi-Utilities - 0.6%
Telecom Plus PLC	613,229	12,982

TOTAL UTILITIES		32,428

TOTAL COMMON STOCKS
(Cost $1,683,932)		1,959,101

Money Market Funds - 6.2%
Fidelity Cash Central Fund 0.82% (d)	12,823,879	12,826
Fidelity Securities Lending Cash Central Fund 0.82% (d)(e)	110,712,628	110,724
TOTAL MONEY MARKET FUNDS
(Cost $123,550)		123,550

Equity Funds - 1.0%
Small Blend Funds - 1.0%
iShares Russell 2000 Index ETF (b)
(Cost $17,945)	103,700	19,217
TOTAL INVESTMENT IN SECURITIES - 105.5%
(Cost $1,825,427)		2,101,868
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(109,721)
NET ASSETS - 100%		$1,992,147

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,007,000 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
BARK, Inc.	12/17/20	$4,028

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.82%	$15,879	$417,678	$420,731	$23	$--	$--	$12,826	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	158,795	404,818	452,889	101	--	--	110,724	0.3%
Total	$174,674	$822,496	$873,620	$124	$--	$--	$123,550

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$59,375	$59,375	$--	$--
Consumer Discretionary	211,796	211,796	--	--
Consumer Staples	42,424	42,424	--	--
Energy	106,589	106,589	--	--
Financials	321,718	321,718	--	--
Health Care	277,674	277,674	--	--
Industrials	364,669	364,669	--	--
Information Technology	311,332	311,332	--	--
Materials	144,038	144,038	--	--
Real Estate	87,058	87,058	--	--
Utilities	32,428	32,428	--	--
Money Market Funds	123,550	123,550	--	--
Equity Funds	19,217	19,217	--	--
Total Investments in Securities:	$2,101,868	$2,101,868	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $106,653) — See accompanying schedule: Unaffiliated issuers (cost $1,701,877)	$1,978,318
Fidelity Central Funds (cost $123,550)	123,550
Total Investment in Securities (cost $1,825,427)		$2,101,868
Receivable for investments sold		2,809
Receivable for fund shares sold		968
Dividends receivable		1,056
Distributions receivable from Fidelity Central Funds		27
Other receivables		18
Total assets		2,106,746
Liabilities
Payable for investments purchased	$5
Payable for fund shares redeemed	1,758
Accrued management fee	1,367
Distribution and service plan fees payable	382
Other affiliated payables	335
Other payables and accrued expenses	31
Collateral on securities loaned	110,721
Total liabilities		114,599
Net Assets		$1,992,147
Net Assets consist of:
Paid in capital		$1,601,225
Total accumulated earnings (loss)		390,922
Net Assets		$1,992,147
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($671,546 ÷ 25,834 shares)(a),(b)		$26.00
Maximum offering price per share (100/94.25 of $26.00)		$27.59
Class M:
Net Asset Value and redemption price per share ($491,675 ÷ 21,274 shares)(a)		$23.11
Maximum offering price per share (100/96.50 of $23.11)		$23.95
Class C:
Net Asset Value and offering price per share ($54,161 ÷ 3,251 shares)(a)		$16.66
Class I:
Net Asset Value, offering price and redemption price per share ($484,971 ÷ 16,301 shares)		$29.75
Class Z:
Net Asset Value, offering price and redemption price per share ($289,794 ÷ 9,691 shares)		$29.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 (b) Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$8,307
Income from Fidelity Central Funds (including $101 from security lending)		124
Total income		8,431
Expenses
Management fee
Basic fee	$6,986
Performance adjustment	1,835
Transfer agent fees	1,775
Distribution and service plan fees	2,642
Accounting fees	313
Custodian fees and expenses	25
Independent trustees' fees and expenses	4
Registration fees	70
Audit	30
Legal	3
Miscellaneous	5
Total expenses before reductions	13,688
Expense reductions	(32)
Total expenses after reductions		13,656
Net investment income (loss)		(5,225)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	123,567
Foreign currency transactions	(1)
Total net realized gain (loss)		123,566
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(474,862)
Assets and liabilities in foreign currencies	(6)
Total change in net unrealized appreciation (depreciation)		(474,868)
Net gain (loss)		(351,302)
Net increase (decrease) in net assets resulting from operations		$(356,527)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,225)	$(11,349)
Net realized gain (loss)	123,566	269,757
Change in net unrealized appreciation (depreciation)	(474,868)	322,581
Net increase (decrease) in net assets resulting from operations	(356,527)	580,989
Distributions to shareholders	(224,659)	(47,913)
Share transactions - net increase (decrease)	408,428	(48,584)
Total increase (decrease) in net assets	(172,758)	484,492
Net Assets
Beginning of period	2,164,905	1,680,413
End of period	$1,992,147	$2,164,905

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Small Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$34.34	$26.09	$24.25	$24.46	$29.35	$25.52
Income from Investment Operations
Net investment income (loss)A,B	(.07)	(.17)	(.08)	(.03)	(.04)	.03
Net realized and unrealized gain (loss)	(4.75)	9.15	2.85	2.56	(1.28)	4.18
Total from investment operations	(4.82)	8.98	2.77	2.53	(1.32)	4.21
Distributions from net investment income	–	–	–	–	–	(.08)
Distributions from net realized gain	(3.52)	(.73)	(.93)	(2.74)	(3.57)	(.30)
Total distributions	(3.52)	(.73)	(.93)	(2.74)	(3.57)	(.38)
Net asset value, end of period	$26.00	$34.34	$26.09	$24.25	$24.46	$29.35
Total ReturnC,D,E	(15.98)%	35.20%	11.78%	13.97%	(5.18)%	16.68%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.33%H	1.22%	1.22%	.98%	.97%	1.05%
Expenses net of fee waivers, if any	1.33%H	1.22%	1.22%	.98%	.97%	1.05%
Expenses net of all reductions	1.33%H	1.22%	1.22%	.98%	.96%	1.04%
Net investment income (loss)	(.51)%H	(.53)%	(.36)%	(.13)%	(.13)%	.10%
Supplemental Data
Net assets, end of period (in millions)	$672	$837	$638	$654	$640	$805
Portfolio turnover rateI	53%H	41%	47%	56%	74%	84%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Small Cap Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$30.88	$23.58	$22.06	$22.58	$27.43	$23.88
Income from Investment Operations
Net investment income (loss)A,B	(.10)	(.22)	(.12)	(.07)	(.09)	(.03)
Net realized and unrealized gain (loss)	(4.21)	8.25	2.57	2.29	(1.19)	3.91
Total from investment operations	(4.31)	8.03	2.45	2.22	(1.28)	3.88
Distributions from net investment income	–	–	–	–	–	(.03)
Distributions from net realized gain	(3.46)	(.73)	(.93)	(2.74)	(3.57)	(.30)
Total distributions	(3.46)	(.73)	(.93)	(2.74)	(3.57)	(.33)
Net asset value, end of period	$23.11	$30.88	$23.58	$22.06	$22.58	$27.43
Total ReturnC,D,E	(16.10)%	34.91%	11.49%	13.73%	(5.42)%	16.41%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.57%H	1.46%	1.45%	1.22%	1.20%	1.28%
Expenses net of fee waivers, if any	1.56%H	1.46%	1.45%	1.22%	1.20%	1.28%
Expenses net of all reductions	1.56%H	1.46%	1.45%	1.21%	1.19%	1.27%
Net investment income (loss)	(.75)%H	(.77)%	(.59)%	(.36)%	(.37)%	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$492	$619	$503	$542	$580	$734
Portfolio turnover rateI	53%H	41%	47%	56%	74%	84%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Small Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$23.16	$17.96	$17.11	$18.32	$23.02	$20.17
Income from Investment Operations
Net investment income (loss)A,B	(.12)	(.29)	(.18)	(.15)	(.18)	(.14)
Net realized and unrealized gain (loss)	(3.01)	6.22	1.96	1.68	(.95)	3.29
Total from investment operations	(3.13)	5.93	1.78	1.53	(1.13)	3.15
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(3.37)	(.73)	(.93)	(2.74)	(3.57)	(.30)
Total distributions	(3.37)	(.73)	(.93)	(2.74)	(3.57)	(.30)
Net asset value, end of period	$16.66	$23.16	$17.96	$17.11	$18.32	$23.02
Total ReturnC,D,E	(16.32)%	34.12%	10.87%	13.05%	(5.88)%	15.80%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	2.15%H	2.03%	2.04%	1.79%	1.74%	1.81%
Expenses net of fee waivers, if any	2.14%H	2.03%	2.04%	1.79%	1.74%	1.81%
Expenses net of all reductions	2.14%H	2.03%	2.03%	1.78%	1.73%	1.80%
Net investment income (loss)	(1.33)%H	(1.34)%	(1.18)%	(.93)%	(.90)%	(.66)%
Supplemental Data
Net assets, end of period (in millions)	$54	$73	$81	$96	$196	$273
Portfolio turnover rateI	53%H	41%	47%	56%	74%	84%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Small Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$38.84	$29.34	$27.09	$26.89	$31.84	$27.65
Income from Investment Operations
Net investment income (loss)A,B	(.04)	(.10)	(.02)	.03	.04	.11
Net realized and unrealized gain (loss)	(5.45)	10.33	3.20	2.91	(1.42)	4.54
Total from investment operations	(5.49)	10.23	3.18	2.94	(1.38)	4.65
Distributions from net investment income	–	–	–	–	–	(.15)
Distributions from net realized gain	(3.60)	(.73)	(.93)	(2.74)	(3.57)	(.30)
Total distributions	(3.60)	(.73)	(.93)	(2.74)	(3.57)	(.46)C
Net asset value, end of period	$29.75	$38.84	$29.34	$27.09	$26.89	$31.84
Total ReturnD,E	(15.90)%	35.57%	12.07%	14.26%	(4.93)%	17.01%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.08%H	.97%	.96%	.72%	.71%	.78%
Expenses net of fee waivers, if any	1.08%H	.96%	.95%	.72%	.71%	.78%
Expenses net of all reductions	1.08%H	.96%	.95%	.72%	.70%	.77%
Net investment income (loss)	(.26)%H	(.27)%	(.09)%	.14%	.12%	.37%
Supplemental Data
Net assets, end of period (in millions)	$485	$519	$378	$434	$604	$758
Portfolio turnover rateI	53%H	41%	47%	56%	74%	84%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Small Cap Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$39.04	$29.45	$27.15	$26.90	$31.81	$27.63
Income from Investment Operations
Net investment income (loss)A,B	(.02)	(.05)	.01	.07	.08	.15
Net realized and unrealized gain (loss)	(5.47)	10.37	3.22	2.92	(1.42)	4.53
Total from investment operations	(5.49)	10.32	3.23	2.99	(1.34)	4.68
Distributions from net investment income	–	–	–	–	–	(.20)
Distributions from net realized gain	(3.65)	(.73)	(.93)	(2.74)	(3.57)	(.30)
Total distributions	(3.65)	(.73)	(.93)	(2.74)	(3.57)	(.50)
Net asset value, end of period	$29.90	$39.04	$29.45	$27.15	$26.90	$31.81
Total ReturnC,D	(15.83)%	35.75%	12.23%	14.46%	(4.80)%	17.17%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.93%G	.83%	.81%	.57%	.56%	.63%
Expenses net of fee waivers, if any	.93%G	.83%	.81%	.57%	.56%	.63%
Expenses net of all reductions	.93%G	.83%	.80%	.57%	.55%	.62%
Net investment income (loss)	(.12)%G	(.14)%	.05%	.29%	.28%	.51%
Supplemental Data
Net assets, end of period (in millions)	$290	$117	$79	$117	$71	$57
Portfolio turnover rateH	53%G	41%	47%	56%	74%	84%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$475,697
Gross unrealized depreciation	$(203,012)
Net unrealized appreciation (depreciation)	$272,685
Tax cost	$1,829,183

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Small Cap Fund	730,291	552,694

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .85% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$940	$11
Class M	.25%	.25%	1,387	3
Class C	.75%	.25%	315	27
			$2,642	$41

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$40
Class M	4
Class C(a)	1
$45

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$696.18
Class M	482.17
Class C	80.25
Class I	480.18
Class Z	37.04
	$1,775

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Small Cap Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Small Cap Fund	$23

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Small Cap Fund	50,511	40,462	11,974

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Small Cap Fund	$2

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Small Cap Fund	$11	$–(a)	$–

 (a) In the amount of less than five hundred dollars.

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $32.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Small Cap Fund
Distributions to shareholders
Class A	$85,485	$17,774
Class M	68,964	15,471
Class C	10,451	3,281
Class I	48,341	9,390
Class Z	11,418	1,997
Total	$224,659	$47,913

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2022	Year ended November 30, 2021	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Small Cap Fund
Class A
Shares sold	1,241	3,148	$36,471	$99,730
Reinvestment of distributions	2,567	638	82,352	17,138
Shares redeemed	(2,348)	(3,876)	(67,816)	(122,469)
Net increase (decrease)	1,460	(90)	$51,007	$(5,601)
Class M
Shares sold	1,300	2,602	$33,947	$73,949
Reinvestment of distributions	2,378	630	67,891	15,247
Shares redeemed	(2,446)	(4,539)	(62,885)	(129,194)
Net increase (decrease)	1,232	(1,307)	$38,953	$(39,998)
Class C
Shares sold	201	418	$3,766	$8,936
Reinvestment of distributions	503	178	10,385	3,255
Shares redeemed	(605)	(1,979)	(11,372)	(42,426)
Net increase (decrease)	99	(1,383)	$2,779	$(30,235)
Class I
Shares sold	4,297	3,396	$144,369	$120,358
Reinvestment of distributions	1,244	292	45,641	8,856
Shares redeemed	(2,600)	(3,212)	(83,851)	(113,589)
Net increase (decrease)	2,941	476	$106,159	$15,625
Class Z
Shares sold	7,092	1,309	$221,407	$47,880
Reinvestment of distributions	267	50	9,831	1,528
Shares redeemed	(674)	(1,044)	(21,708)	(37,783)
Net increase (decrease)	6,685	315	$209,530	$11,625

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Advisor Small Cap Fund
Class A	1.33%
Actual		$1,000.00	$840.20	$6.10
Hypothetical-C		$1,000.00	$1,018.30	$6.69
Class M	1.56%
Actual		$1,000.00	$839.00	$7.15
Hypothetical-C		$1,000.00	$1,017.15	$7.85
Class C	2.14%
Actual		$1,000.00	$836.80	$9.80
Hypothetical-C		$1,000.00	$1,014.26	$10.75
Class I	1.08%
Actual		$1,000.00	$841.00	$4.96
Hypothetical-C		$1,000.00	$1,019.55	$5.44
Class Z	.93%
Actual		$1,000.00	$841.70	$4.27
Hypothetical-C		$1,000.00	$1,020.29	$4.68

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Small Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in July 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Small Cap Fund

2021 Total Return % vs. Morningstar Small Blend and Russell 2000:

75% beaten
25% beaten
Benchmark
Class I
56.000
54.000
52.000
50.000
48.000
46.000
44.000
55.050
51.382
47.677
45.530
1 Year
60.000
50.000
40.000
30.000
20.000
52.204
35.950
35.075
25.360
3 Year
100.000
90.000
80.000
70.000
60.000
92.304
88.230
87.944
65.230
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	56%	95%	80%
Class C	50%	94%	59%
Class I	58%	96%	86%
Class M	54%	95%	72%
Class Z	59%	97%	87%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Small Cap Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Class I), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Class I ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ASCF-SANN-0722
1.721218.123

Fidelity Advisor® Stock Selector Mid Cap Fund

Semi-Annual Report

May 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2022

% of fund's net assets
Steel Dynamics, Inc.	1.6
Sensata Technologies, Inc. PLC	1.3
CoreCivic, Inc.	1.3
Fluor Corp.	1.2
EQT Corp.	1.2
Frontdoor, Inc.	1.2
Targa Resources Corp.	1.2
Jeld-Wen Holding, Inc.	1.1
Granite Construction, Inc.	1.1
The Chemours Co. LLC	1.1
12.3

Market Sectors as of May 31, 2022

% of fund's net assets
Industrials	17.9
Consumer Discretionary	13.9
Information Technology	13.7
Financials	12.8
Real Estate	8.8
Materials	8.1
Health Care	8.0
Energy	4.6
Consumer Staples	4.0
Utilities	3.5
Communication Services	1.6

Asset Allocation (% of fund's net assets)

As of May 31, 2022*
Stocks and Equity Futures	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 8.5%

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc. (a)	63,700	$2,364
Entertainment - 0.1%
Cinemark Holdings, Inc. (a)	27,700	470
Endeavor Group Holdings, Inc. (a)	55,000	1,250
Warner Music Group Corp. Class A	41,600	1,235
		2,955
Interactive Media & Services - 0.3%
NerdWallet, Inc.	275,400	3,203
TripAdvisor, Inc. (a)	46,200	1,148
Ziff Davis, Inc. (a)	20,200	1,542
		5,893
Media - 1.1%
Cable One, Inc. (b)	4,900	6,385
Gray Television, Inc. (b)	61,400	1,211
Interpublic Group of Companies, Inc.	99,851	3,218
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	30,900	1,925
Liberty SiriusXM Series A (a)	23,900	987
Nexstar Broadcasting Group, Inc. Class A	20,000	3,504
S4 Capital PLC (a)	171,000	612
The New York Times Co. Class A	104,800	3,615
		21,457

TOTAL COMMUNICATION SERVICES		32,669

CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.3%
Adient PLC (a)	261,000	9,237
Lear Corp.	104,453	14,724
Novem Group SA	184,100	1,633
		25,594
Automobiles - 0.6%
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	125,400	1,135
Harley-Davidson, Inc.	342,272	12,041
		13,176
Distributors - 0.5%
LKQ Corp.	206,598	10,617
Diversified Consumer Services - 1.2%
Cairo Mezz PLC (a)	5,328,832	802
Frontdoor, Inc. (a)	948,400	23,463
		24,265
Hotels, Restaurants & Leisure - 3.9%
ARAMARK Holdings Corp.	165,500	5,705
Brinker International, Inc. (a)	127,100	3,857
Caesars Entertainment, Inc. (a)	298,202	14,961
Churchill Downs, Inc.	102,547	20,759
Domino's Pizza, Inc.	25,800	9,370
Planet Fitness, Inc. (a)	49,600	3,490
Vail Resorts, Inc.	24,400	6,154
Wyndham Hotels & Resorts, Inc.	193,133	15,476
		79,772
Household Durables - 2.1%
Leggett & Platt, Inc.	216,940	8,498
Mohawk Industries, Inc. (a)	80,640	11,407
NVR, Inc. (a)	2,478	11,029
Taylor Morrison Home Corp. (a)	384,664	11,144
		42,078
Multiline Retail - 0.6%
Nordstrom, Inc. (b)	236,834	6,260
Ollie's Bargain Outlet Holdings, Inc. (a)	148,300	6,966
		13,226
Specialty Retail - 1.3%
Burlington Stores, Inc. (a)	64,500	10,855
Camping World Holdings, Inc. (b)	87,200	2,366
Five Below, Inc. (a)	98,200	12,824
		26,045
Textiles, Apparel & Luxury Goods - 2.4%
Capri Holdings Ltd. (a)	302,364	14,737
Prada SpA	965,200	5,959
PVH Corp.	149,054	10,563
Tapestry, Inc.	505,949	17,455
		48,714

TOTAL CONSUMER DISCRETIONARY		283,487

CONSUMER STAPLES - 4.0%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	12,500	4,441
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	155,900	9,022
Casey's General Stores, Inc.	12,700	2,661
Grocery Outlet Holding Corp. (a)(b)	121,884	4,662
Performance Food Group Co. (a)	105,600	4,577
Sprouts Farmers Market LLC (a)	147,500	3,996
U.S. Foods Holding Corp. (a)	130,800	4,332
		29,250
Food Products - 1.6%
Bunge Ltd.	19,600	2,319
Darling Ingredients, Inc. (a)	170,300	13,636
Freshpet, Inc. (a)(b)	22,300	1,605
Greencore Group PLC (a)	424,900	584
Ingredion, Inc.	68,400	6,477
Lamb Weston Holdings, Inc.	19,100	1,291
Nomad Foods Ltd. (a)	64,200	1,340
Post Holdings, Inc. (a)(b)	25,826	2,124
Sovos Brands, Inc. (b)	77,700	1,097
TreeHouse Foods, Inc. (a)	40,100	1,649
		32,122
Household Products - 0.4%
Energizer Holdings, Inc.	119,000	3,569
Reynolds Consumer Products, Inc.	40,100	1,092
Spectrum Brands Holdings, Inc.	29,807	2,615
		7,276
Personal Products - 0.4%
BellRing Brands, Inc. (a)	38,446	1,005
The Beauty Health Co. (a)(b)	574,987	8,205
		9,210

TOTAL CONSUMER STAPLES		82,299

ENERGY - 4.6%
Energy Equipment & Services - 0.6%
John Wood Group PLC (a)	1,966,100	5,911
Liberty Oilfield Services, Inc. Class A (a)	377,460	6,141
		12,052
Oil, Gas & Consumable Fuels - 4.0%
APA Corp.	187,502	8,814
Coterra Energy, Inc.	253,948	8,718
Denbury, Inc. (a)	65,400	4,783
EQT Corp.	492,992	23,526
HF Sinclair Corp.	260,506	12,791
Targa Resources Corp.	323,000	23,262
		81,894

TOTAL ENERGY		93,946

FINANCIALS - 12.8%
Banks - 5.0%
Associated Banc-Corp.	416,000	8,611
BankUnited, Inc.	26,400	1,100
East West Bancorp, Inc.	279,000	20,518
First Horizon National Corp.	743,000	16,963
Meta Financial Group, Inc.	180,170	7,490
Metropolitan Bank Holding Corp. (a)	90,300	6,974
PacWest Bancorp	581,700	18,370
Pinnacle Financial Partners, Inc.	136,200	11,089
Piraeus Financial Holdings SA (a)	1,079,500	1,367
Silvergate Capital Corp. (a)	10,700	840
Wintrust Financial Corp.	96,600	8,442
		101,764
Capital Markets - 0.4%
Lazard Ltd. Class A	112,700	3,974
Patria Investments Ltd.	199,600	3,283
		7,257
Consumer Finance - 1.0%
FirstCash Holdings, Inc.	86,766	6,477
OneMain Holdings, Inc.	323,431	14,250
		20,727
Diversified Financial Services - 0.2%
Cannae Holdings, Inc. (a)	224,500	4,551
Insurance - 4.1%
American Financial Group, Inc.	95,923	13,554
Assurant, Inc.	58,400	10,319
BRP Group, Inc. (a)	340,166	8,579
Globe Life, Inc.	127,700	12,460
Primerica, Inc.	79,100	9,967
Reinsurance Group of America, Inc.	99,900	12,572
Talanx AG	66,000	2,702
Unum Group	345,700	12,601
		82,754
Mortgage Real Estate Investment Trusts - 0.8%
New Residential Investment Corp.	1,481,800	16,744
Thrifts & Mortgage Finance - 1.3%
Essent Group Ltd.	316,700	13,552
MGIC Investment Corp.	988,500	13,770
		27,322

TOTAL FINANCIALS		261,119

HEALTH CARE - 8.0%
Biotechnology - 0.8%
Exelixis, Inc. (a)	740,000	13,564
TG Therapeutics, Inc. (a)	420,000	1,856
		15,420
Health Care Equipment & Supplies - 3.3%
Hologic, Inc. (a)	118,000	8,882
Insulet Corp. (a)	54,500	11,635
Masimo Corp. (a)	100,000	14,043
Nanosonics Ltd. (a)	2,000,000	5,497
Penumbra, Inc. (a)	114,030	16,753
Tandem Diabetes Care, Inc. (a)	162,000	11,044
		67,854
Health Care Providers & Services - 3.2%
agilon health, Inc. (a)	470,000	8,977
Alignment Healthcare, Inc. (a)	670,400	7,160
Cano Health, Inc. (a)(b)	900,000	4,635
LHC Group, Inc. (a)	47,500	7,916
Molina Healthcare, Inc. (a)	56,000	16,252
Oak Street Health, Inc. (a)	460,000	8,685
Privia Health Group, Inc. (a)	250,000	5,990
Surgery Partners, Inc. (a)	150,000	5,880
		65,495
Life Sciences Tools & Services - 0.7%
Bruker Corp.	240,000	14,995

TOTAL HEALTH CARE		163,764

INDUSTRIALS - 17.9%
Aerospace & Defense - 0.7%
Curtiss-Wright Corp.	106,003	15,050
Building Products - 1.3%
Builders FirstSource, Inc. (a)	80,200	5,220
Jeld-Wen Holding, Inc. (a)	1,190,850	22,424
		27,644
Commercial Services & Supplies - 2.8%
CoreCivic, Inc. (a)	2,060,834	26,523
The Brink's Co.	170,162	10,351
The GEO Group, Inc. (a)	2,757,225	19,604
		56,478
Construction & Engineering - 4.0%
AECOM	241,185	16,847
API Group Corp. (a)	933,564	16,291
Fluor Corp. (a)(b)	849,360	23,977
Granite Construction, Inc. (b)	674,257	22,014
MDU Resources Group, Inc.	77,539	2,123
		81,252
Electrical Equipment - 1.4%
Sensata Technologies, Inc. PLC	575,344	27,634
Vertiv Holdings Co.	182,300	2,003
		29,637
Machinery - 1.6%
Allison Transmission Holdings, Inc.	481,263	19,255
Flowserve Corp.	432,494	13,624
		32,879
Marine - 1.2%
Genco Shipping & Trading Ltd.	310,907	7,850
Golden Ocean Group Ltd. (b)	290,568	4,289
Kirby Corp. (a)	114,594	7,739
Navios Maritime Partners LP	14,251	426
Star Bulk Carriers Corp. (b)	116,127	3,800
		24,104
Professional Services - 1.2%
CACI International, Inc. Class A (a)	42,100	11,804
Nielsen Holdings PLC	506,692	12,951
		24,755
Road & Rail - 2.0%
Knight-Swift Transportation Holdings, Inc. Class A	410,449	19,964
Lyft, Inc. (a)	209,400	3,702
XPO Logistics, Inc. (a)	305,600	16,331
		39,997
Trading Companies & Distributors - 1.7%
Beacon Roofing Supply, Inc. (a)	84,631	5,197
MRC Global, Inc. (a)	1,771,187	19,820
NOW, Inc. (a)	796,258	8,791
		33,808

TOTAL INDUSTRIALS		365,604

INFORMATION TECHNOLOGY - 13.7%
Electronic Equipment & Components - 2.6%
Avnet, Inc.	412,900	20,005
Cognex Corp.	212,471	10,288
Jabil, Inc.	109,000	6,706
Trimble, Inc. (a)	102,200	6,955
TTM Technologies, Inc. (a)	479,000	6,845
Vishay Intertechnology, Inc.	108,400	2,216
		53,015
IT Services - 3.0%
Akamai Technologies, Inc. (a)	106,000	10,710
Cyxtera Technologies, Inc. Class A (a)	548,400	8,127
ExlService Holdings, Inc. (a)	52,673	7,490
GoDaddy, Inc. (a)	135,600	10,177
Liveramp Holdings, Inc. (a)	70,300	1,800
Nuvei Corp. (a)(c)	29,800	1,526
Repay Holdings Corp. (a)	338,600	4,216
Thoughtworks Holding, Inc.	7,600	132
WEX, Inc. (a)	71,900	12,243
Wix.com Ltd. (a)	82,900	5,224
		61,645
Semiconductors & Semiconductor Equipment - 2.2%
Cirrus Logic, Inc. (a)	182,000	14,840
onsemi (a)	240,500	14,594
SolarEdge Technologies, Inc. (a)	59,900	16,340
		45,774
Software - 5.5%
Anaplan, Inc. (a)	215,200	14,117
Aspen Technology, Inc. (a)	27,048	5,234
AvidXchange Holdings, Inc. (b)	6,200	54
Black Knight, Inc. (a)	81,200	5,514
Blackbaud, Inc. (a)	188,700	12,011
Blend Labs, Inc. (b)	33,700	114
Braze, Inc.	2,600	87
BTRS Holdings, Inc. (a)(b)	429,000	2,132
Ceridian HCM Holding, Inc. (a)	164,000	9,233
Citrix Systems, Inc.	59,200	5,961
Coupa Software, Inc. (a)	36,800	2,531
Elastic NV (a)	102,900	6,344
GitLab, Inc.	1,900	74
Guidewire Software, Inc. (a)	56,600	4,525
HashiCorp, Inc. (b)	1,100	39
NortonLifeLock, Inc.	411,400	10,013
PTC, Inc. (a)	116,800	13,611
Samsara, Inc.	3,400	38
Tenable Holdings, Inc. (a)	251,200	12,635
Zendesk, Inc. (a)	77,600	7,097
		111,364
Technology Hardware, Storage & Peripherals - 0.4%
Western Digital Corp. (a)	130,500	7,920

TOTAL INFORMATION TECHNOLOGY		279,718

MATERIALS - 8.1%
Chemicals - 3.0%
RPM International, Inc. (b)	194,000	17,091
The Chemours Co. LLC	504,000	21,717
Trinseo PLC	225,100	10,645
Valvoline, Inc.	352,204	11,785
		61,238
Construction Materials - 0.9%
Eagle Materials, Inc.	143,300	18,709
Containers & Packaging - 0.5%
Berry Global Group, Inc. (a)	189,800	11,071
Metals & Mining - 2.9%
Cleveland-Cliffs, Inc. (a)	702,800	16,291
Steel Dynamics, Inc.	367,300	31,357
Yamana Gold, Inc.	1,964,200	10,528
		58,176
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.	242,300	16,733

TOTAL MATERIALS		165,927

REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 7.5%
American Homes 4 Rent Class A	344,100	12,718
CubeSmart	320,272	14,262
Digitalbridge Group, Inc. (a)	802,900	4,833
Douglas Emmett, Inc.	395,700	11,186
EastGroup Properties, Inc.	113,200	18,287
Equity Lifestyle Properties, Inc.	180,000	13,626
Gaming & Leisure Properties	103,100	4,827
Postal Realty Trust, Inc.	682,900	10,858
Ryman Hospitality Properties, Inc. (a)	115,200	10,286
SITE Centers Corp.	658,800	10,356
Spirit Realty Capital, Inc.	245,500	10,309
Terreno Realty Corp.	116,900	7,097
Ventas, Inc.	324,000	18,384
Washington REIT (SBI)	221,200	5,373
		152,402
Real Estate Management & Development - 1.3%
Cushman & Wakefield PLC (a)	822,411	15,354
Doma Holdings, Inc. Class A (a)(b)	1,058,200	2,011
WeWork, Inc. (a)(b)	1,275,100	9,295
		26,660

TOTAL REAL ESTATE		179,062

UTILITIES - 3.5%
Electric Utilities - 1.3%
Allete, Inc.	97,500	6,047
IDACORP, Inc.	42,200	4,601
OGE Energy Corp.	273,100	11,279
PNM Resources, Inc.	112,400	5,342
		27,269
Gas Utilities - 0.9%
National Fuel Gas Co.	83,200	6,118
ONE Gas, Inc. (b)	52,818	4,596
Southwest Gas Corp.	83,100	7,739
		18,453
Multi-Utilities - 0.7%
Black Hills Corp.	50,600	3,879
NiSource, Inc.	141,000	4,434
NorthWestern Energy Corp.	100,900	6,182
		14,495
Water Utilities - 0.6%
Essential Utilities, Inc.	267,815	12,389

TOTAL UTILITIES		72,606

TOTAL COMMON STOCKS
(Cost $1,704,759)		1,980,201
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.39% to 1.02% 6/16/22 to 8/18/22 (d)
(Cost $2,345)	2,350	2,345
	Shares	Value (000s)

Money Market Funds - 7.4%
Fidelity Cash Central Fund 0.82% (e)	67,487,472	$67,501
Fidelity Securities Lending Cash Central Fund 0.82% (e)(f)	83,212,564	83,221
TOTAL MONEY MARKET FUNDS
(Cost $150,718)		150,722
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $1,857,822)		2,133,268
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(90,040)
NET ASSETS - 100%		$2,043,228

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	135	June 2022	$33,928	$1,797	$1,797

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,661,000 or 0.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,042,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.82%	$51,479	$424,268	$408,246	$62	$--	$--	$67,501	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	60,537	411,551	388,867	82	--	--	83,221	0.2%
Total	$112,016	$835,819	$797,113	$144	$--	$--	$150,722

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$32,669	$32,669	$--	$--
Consumer Discretionary	283,487	283,487	--	--
Consumer Staples	82,299	82,299	--	--
Energy	93,946	93,946	--	--
Financials	261,119	261,119	--	--
Health Care	163,764	163,764	--	--
Industrials	365,604	365,604	--	--
Information Technology	279,718	279,718	--	--
Materials	165,927	165,927	--	--
Real Estate	179,062	179,062	--	--
Utilities	72,606	72,606	--	--
U.S. Government and Government Agency Obligations	2,345	--	2,345	--
Money Market Funds	150,722	150,722	--	--
Total Investments in Securities:	$2,133,268	$2,130,923	$2,345	$--
Derivative Instruments:
Assets
Futures Contracts	$1,797	$1,797	$--	$--
Total Assets	$1,797	$1,797	$--	$--
Total Derivative Instruments:	$1,797	$1,797	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$1,797	$0
Total Equity Risk	1,797	0
Total Value of Derivatives	$1,797	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $79,971) — See accompanying schedule: Unaffiliated issuers (cost $1,707,104)	$1,982,546
Fidelity Central Funds (cost $150,718)	150,722
Total Investment in Securities (cost $1,857,822)		$2,133,268
Cash		76
Receivable for investments sold		3,104
Receivable for fund shares sold		643
Dividends receivable		1,412
Distributions receivable from Fidelity Central Funds		62
Other receivables		35
Total assets		2,138,600
Liabilities
Payable for investments purchased	$8,814
Payable for fund shares redeemed	1,341
Accrued management fee	916
Distribution and service plan fees payable	362
Payable for daily variation margin on futures contracts	348
Other affiliated payables	340
Other payables and accrued expenses	34
Collateral on securities loaned	83,217
Total liabilities		95,372
Net Assets		$2,043,228
Net Assets consist of:
Paid in capital		$1,640,928
Total accumulated earnings (loss)		402,300
Net Assets		$2,043,228
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($689,248 ÷ 17,764.32 shares)(a)		$38.80
Maximum offering price per share (100/94.25 of $38.80)		$41.17
Class M:
Net Asset Value and redemption price per share ($498,711 ÷ 12,733.56 shares)(a)		$39.17
Maximum offering price per share (100/96.50 of $39.17)		$40.59
Class C:
Net Asset Value and offering price per share ($24,170 ÷ 710.99 shares)(a)		$33.99
Fidelity Stock Selector Mid Cap Fund:
Net Asset Value, offering price and redemption price per share ($360,399 ÷ 8,712.72 shares)		$41.36
Class I:
Net Asset Value, offering price and redemption price per share ($374,605 ÷ 9,029.56 shares)		$41.49
Class Z:
Net Asset Value, offering price and redemption price per share ($96,095 ÷ 2,319.25 shares)		$41.43

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$15,594
Interest		2
Income from Fidelity Central Funds (including $82 from security lending)		144
Total income		15,740
Expenses
Management fee
Basic fee	$5,539
Performance adjustment	231
Transfer agent fees	1,744
Distribution and service plan fees	2,336
Accounting fees	319
Custodian fees and expenses	17
Independent trustees' fees and expenses	4
Registration fees	72
Audit	28
Legal	3
Miscellaneous	5
Total expenses before reductions	10,298
Expense reductions	(32)
Total expenses after reductions		10,266
Net investment income (loss)		5,474
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	124,854
Foreign currency transactions	1
Futures contracts	(482)
Total net realized gain (loss)		124,373
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(194,871)
Assets and liabilities in foreign currencies	(11)
Futures contracts	2,030
Total change in net unrealized appreciation (depreciation)		(192,852)
Net gain (loss)		(68,479)
Net increase (decrease) in net assets resulting from operations		$(63,005)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,474	$10,499
Net realized gain (loss)	124,373	283,803
Change in net unrealized appreciation (depreciation)	(192,852)	138,328
Net increase (decrease) in net assets resulting from operations	(63,005)	432,630
Distributions to shareholders	(266,942)	(44,080)
Share transactions - net increase (decrease)	183,227	(136,229)
Total increase (decrease) in net assets	(146,720)	252,321
Net Assets
Beginning of period	2,189,948	1,937,627
End of period	$2,043,228	$2,189,948

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Stock Selector Mid Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$45.46	$37.74	$36.07	$39.28	$39.74	$33.13
Income from Investment Operations
Net investment income (loss)A,B	.12	.20	.30C	.25	.26	.13
Net realized and unrealized gain (loss)	(1.07)	8.40	2.85	2.80D	1.04	6.68
Total from investment operations	(.95)	8.60	3.15	3.05	1.30	6.81
Distributions from net investment income	(.21)	(.35)	(.21)	(.25)	(.11)	(.19)
Distributions from net realized gain	(5.50)	(.54)	(1.27)	(6.01)	(1.65)	(.01)
Total distributions	(5.71)	(.88)E	(1.48)	(6.26)	(1.76)	(.20)
Net asset value, end of period	$38.80	$45.46	$37.74	$36.07	$39.28	$39.74
Total ReturnF,G,H	(3.14)%	23.19%	8.99%	12.13%D	3.36%	20.64%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.01%K	1.05%	1.14%	1.14%	.93%	.87%
Expenses net of fee waivers, if any	1.00%K	1.05%	1.14%	1.14%	.92%	.87%
Expenses net of all reductions	1.00%K	1.05%	1.13%	1.14%	.91%	.86%
Net investment income (loss)	.58%K	.45%	.94%C	.75%	.64%	.36%
Supplemental Data
Net assets, end of period (in millions)	$689	$736	$626	$623	$532	$564
Portfolio turnover rateL	51%K	43%	86%	57%	81%	84%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .66%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 11.95%

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$45.77	$37.99	$36.30	$39.43	$39.89	$33.25
Income from Investment Operations
Net investment income (loss)A,B	.07	.09	.22C	.17	.16	.04
Net realized and unrealized gain (loss)	(1.09)	8.48	2.86	2.85D	1.04	6.71
Total from investment operations	(1.02)	8.57	3.08	3.02	1.20	6.75
Distributions from net investment income	(.09)	(.25)	(.12)	(.14)	(.01)	(.11)
Distributions from net realized gain	(5.50)	(.54)	(1.27)	(6.01)	(1.65)	(.01)
Total distributions	(5.58)E	(.79)	(1.39)	(6.15)	(1.66)	(.11)E
Net asset value, end of period	$39.17	$45.77	$37.99	$36.30	$39.43	$39.89
Total ReturnF,G,H	(3.25)%	22.91%	8.71%	11.88%D	3.10%	20.37%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.25%K	1.29%	1.38%	1.38%	1.17%	1.11%
Expenses net of fee waivers, if any	1.25%K	1.29%	1.38%	1.38%	1.17%	1.11%
Expenses net of all reductions	1.25%K	1.29%	1.37%	1.38%	1.15%	1.10%
Net investment income (loss)	.34%K	.20%	.70%C	.51%	.39%	.11%
Supplemental Data
Net assets, end of period (in millions)	$499	$552	$496	$544	$536	$606
Portfolio turnover rateL	51%K	43%	86%	57%	81%	84%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .42%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 11.70%

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$40.31	$33.58	$32.15	$35.67	$36.25	$30.28
Income from Investment Operations
Net investment income (loss)A,B	(.04)	(.14)	.04C	(.01)	(.05)	(.13)
Net realized and unrealized gain (loss)	(.92)	7.51	2.50	2.46D	.96	6.10
Total from investment operations	(.96)	7.37	2.54	2.45	.91	5.97
Distributions from net investment income	–	(.10)	–	–	–	–
Distributions from net realized gain	(5.36)	(.54)	(1.11)	(5.97)	(1.49)	–
Total distributions	(5.36)	(.64)	(1.11)	(5.97)	(1.49)	–
Net asset value, end of period	$33.99	$40.31	$33.58	$32.15	$35.67	$36.25
Total ReturnE,F,G	(3.54)%	22.25%	8.10%	11.27%D	2.59%	19.72%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.80%J	1.84%	1.93%	1.93%	1.69%	1.63%
Expenses net of fee waivers, if any	1.80%J	1.84%	1.93%	1.93%	1.69%	1.63%
Expenses net of all reductions	1.80%J	1.84%	1.92%	1.93%	1.67%	1.62%
Net investment income (loss)	(.21)%J	(.35)%	.15%C	(.04)%	(.12)%	(.40)%
Supplemental Data
Net assets, end of period (in millions)	$24	$27	$30	$35	$114	$142
Portfolio turnover rateK	51%J	43%	86%	57%	81%	84%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.14) %.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 11.09%

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$48.16	$39.90	$38.00	$41.00	$41.43	$34.53
Income from Investment Operations
Net investment income (loss)A,B	.18	.34	.40C	.34	.33	.20
Net realized and unrealized gain (loss)	(1.16)	8.88	3.01	2.99D	1.09	6.96
Total from investment operations	(.98)	9.22	3.41	3.33	1.42	7.16
Distributions from net investment income	(.33)	(.42)	(.24)	(.32)	(.20)	(.26)
Distributions from net realized gain	(5.50)	(.54)	(1.27)	(6.01)	(1.65)	(.01)
Total distributions	(5.82)E	(.96)	(1.51)	(6.33)	(1.85)	(.26)E
Net asset value, end of period	$41.36	$48.16	$39.90	$38.00	$41.00	$41.43
Total ReturnF,G	(3.02)%	23.52%	9.24%	12.38%D	3.53%	20.87%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.75%J	.79%	.89%	.94%	.77%	.70%
Expenses net of fee waivers, if any	.74%J	.79%	.89%	.94%	.76%	.70%
Expenses net of all reductions	.74%J	.79%	.88%	.94%	.75%	.69%
Net investment income (loss)	.84%J	.71%	1.19%C	.95%	.80%	.53%
Supplemental Data
Net assets, end of period (in millions)	$360	$395	$342	$362	$502	$545
Portfolio turnover rateK	51%J	43%	86%	57%	81%	84%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .90%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 12.20%

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$48.29	$40.01	$38.15	$41.11	$41.51	$34.60
Income from Investment Operations
Net investment income (loss)A,B	.18	.33	.40C	.35	.36	.23
Net realized and unrealized gain (loss)	(1.16)	8.91	3.02	3.01D	1.10	6.96
Total from investment operations	(.98)	9.24	3.42	3.36	1.46	7.19
Distributions from net investment income	(.32)	(.42)	(.29)	(.31)	(.21)	(.27)
Distributions from net realized gain	(5.50)	(.54)	(1.27)	(6.01)	(1.65)	(.01)
Total distributions	(5.82)	(.96)	(1.56)	(6.32)	(1.86)	(.28)
Net asset value, end of period	$41.49	$48.29	$40.01	$38.15	$41.11	$41.51
Total ReturnE,F	(3.02)%	23.50%	9.23%	12.41%D	3.62%	20.92%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.77%I	.82%	.90%	.91%	.69%	.63%
Expenses net of fee waivers, if any	.77%I	.81%	.90%	.91%	.69%	.63%
Expenses net of all reductions	.77%I	.81%	.89%	.91%	.67%	.62%
Net investment income (loss)	.81%I	.68%	1.18%C	.98%	.87%	.60%
Supplemental Data
Net assets, end of period (in millions)	$375	$413	$293	$312	$279	$683
Portfolio turnover rateJ	51%I	43%	86%	57%	81%	84%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .90%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 12.23%

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$48.26	$39.97	$38.12	$41.15	$41.57	$35.79
Income from Investment Operations
Net investment income (loss)B,C	.21	.38	.44D	.41	.43	.23
Net realized and unrealized gain (loss)	(1.16)	8.92	3.03	2.99E	1.08	5.55
Total from investment operations	(.95)	9.30	3.47	3.40	1.51	5.78
Distributions from net investment income	(.38)	(.47)	(.35)	(.42)	(.28)	–
Distributions from net realized gain	(5.50)	(.54)	(1.27)	(6.01)	(1.65)	–
Total distributions	(5.88)	(1.01)	(1.62)	(6.43)	(1.93)	–
Net asset value, end of period	$41.43	$48.26	$39.97	$38.12	$41.15	$41.57
Total ReturnF,G	(2.97)%	23.69%	9.39%	12.59%E	3.75%	16.15%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.63%J	.67%	.75%	.75%	.53%	.48%J
Expenses net of fee waivers, if any	.63%J	.67%	.75%	.75%	.53%	.47%J
Expenses net of all reductions	.63%J	.67%	.73%	.75%	.52%	.46%J
Net investment income (loss)	.96%J	.82%	1.33%D	1.14%	1.03%	.69%J
Supplemental Data
Net assets, end of period (in millions)	$96	$67	$150	$245	$18	$9
Portfolio turnover rateK	51%J	43%	86%	57%	81%	84%J

 A For the period February 1, 2017 (commencement of sale of shares) through November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.05%.

 E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 12.41%

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Stock Selector Mid Cap Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$437,014
Gross unrealized depreciation	(162,657)
Net unrealized appreciation (depreciation)	$274,357
Tax cost	$1,860,708

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Stock Selector Mid Cap Fund	532,235	610,451

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$887	$18
Class M	.25%	.25%	1,320	4
Class C	.75%	.25%	129	18
			$2,336	$40

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26
Class M	5
Class C(a)	–(b)
$31

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$600.17
Class M	430.16
Class C	28.21
Fidelity Stock Selector Mid Cap Fund	302.16
Class I	370.19
Class Z	14.04
	$1,744

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Stock Selector Mid Cap Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Stock Selector Mid Cap Fund	$17

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Stock Selector Mid Cap Fund	20,638	37,011	12,052

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Stock Selector Mid Cap Fund	$2

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Stock Selector Mid Cap Fund	$10	$11	$5,535

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $32.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Stock Selector Mid Cap Fund
Distributions to shareholders
Class A	$91,386	$14,523
Class M	66,607	10,221
Class C	3,596	574
Fidelity Stock Selector Mid Cap Fund	47,323	7,971
Class I	49,700	6,942
Class Z	8,330	3,849
Total	$266,942	$44,080

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2022	Year ended November 30, 2021	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Stock Selector Mid Cap Fund
Class A
Shares sold	814	1,510	$32,143	$68,096
Reinvestment of distributions	2,014	347	85,227	13,497
Shares redeemed	(1,248)	(2,269)	(51,637)	(100,086)
Net increase (decrease)	1,580	(412)	$65,733	$(18,493)
Class M
Shares sold	366	1,065	$15,031	$47,155
Reinvestment of distributions	1,517	253	64,852	9,912
Shares redeemed	(1,215)	(2,314)	(49,682)	(103,273)
Net increase (decrease)	668	(996)	$30,201	$(46,206)
Class C
Shares sold	38	205	$1,319	$8,344
Reinvestment of distributions	96	17	3,589	574
Shares redeemed	(101)	(446)	(3,585)	(17,717)
Net increase (decrease)	33	(224)	$1,323	$(8,799)
Fidelity Stock Selector Mid Cap Fund
Shares sold	341	1,545	$14,524	$73,171
Reinvestment of distributions	1,010	188	45,509	7,734
Shares redeemed	(829)	(2,112)	(35,686)	(96,277)
Net increase (decrease)	522	(379)	$24,347	$(15,372)
Class I
Shares sold	747	2,690	$32,679	$128,891
Reinvestment of distributions	1,062	159	48,006	6,540
Shares redeemed	(1,331)	(1,625)	(57,124)	(76,943)
Net increase (decrease)	478	1,224	$23,561	$58,488
Class Z
Shares sold	913	715	$37,125	$33,175
Reinvestment of distributions	168	91	7,560	3,740
Shares redeemed	(154)	(3,160)	(6,623)	(142,762)
Net increase (decrease)	927	(2,354)	$38,062	$(105,847)

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Advisor Stock Selector Mid Cap Fund
Class A	1.00%
Actual		$1,000.00	$968.60	$4.91
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$967.50	$6.13
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.80%
Actual		$1,000.00	$964.60	$8.82
Hypothetical-C		$1,000.00	$1,015.96	$9.05
Fidelity Stock Selector Mid Cap Fund	.74%
Actual		$1,000.00	$969.80	$3.63
Hypothetical-C		$1,000.00	$1,021.24	$3.73
Class I	.77%
Actual		$1,000.00	$969.80	$3.78
Hypothetical-C		$1,000.00	$1,021.09	$3.88
Class Z	.63%
Actual		$1,000.00	$970.30	$3.09
Hypothetical-C		$1,000.00	$1,021.79	$3.18

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Stock Selector Mid Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in November 2020. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Stock Selector Mid Cap Fund

2021 Total Return % vs. Morningstar Mid-Cap Blend and S&P MidCap 400:

75% beaten
25% beaten
Benchmark
Retail Class
45.000
40.000
35.000
30.000
44.323
43.682
43.330
34.243
1 Year
44.000
42.000
40.000
38.000
36.000
34.000
32.000
42.330
41.162
37.075
32.960
3 Year
100.000
90.000
80.000
70.000
60.000
95.015
88.455
83.974
67.875
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	81%	71%	81%
Class A	80%	68%	79%
Class C	67%	56%	70%
Class I	81%	71%	82%
Class M	79%	66%	76%
Class Z	82%	74%	-

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Stock Selector Mid Cap Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense the representative class. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MC-SANN-0722
1.704677.124

Fidelity Advisor® Large Cap Fund

Semi-Annual Report

May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2022

% of fund's net assets
Exxon Mobil Corp.	7.1
Microsoft Corp.	6.2
General Electric Co.	5.6
Wells Fargo & Co.	5.2
Apple, Inc.	3.2
Bank of America Corp.	3.0
Comcast Corp. Class A	2.5
Hess Corp.	2.2
Bristol-Myers Squibb Co.	2.1
Cenovus Energy, Inc. (Canada)	1.7
38.8

Market Sectors as of May 31, 2022

% of fund's net assets
Information Technology	18.0
Financials	16.6
Health Care	14.2
Energy	13.5
Industrials	13.1
Communication Services	8.5
Consumer Staples	5.1
Consumer Discretionary	4.0
Materials	3.0
Real Estate	0.8
Utilities	0.5

Asset Allocation (% of fund's net assets)

As of May 31, 2022 *
Stocks	97.2%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

* Foreign investments - 11.1%

Geographic Diversification (% of fund's net assets)

As of May 31, 2022
United States of America*	88.9%
Canada	3.5%
Germany	1.8%
United Kingdom	1.7%
Netherlands	1.2%
France	0.6%
Bailiwick of Jersey	0.4%
Sweden	0.3%
Japan	0.4%
Other	1.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	25,600	$1,155,307
Verizon Communications, Inc.	56,676	2,906,912
		4,062,219
Entertainment - 1.5%
Activision Blizzard, Inc.	22,811	1,776,521
Nintendo Co. Ltd. ADR	33,900	1,884,840
The Walt Disney Co. (b)	62,775	6,932,871
Universal Music Group NV	214,634	4,813,481
Universal Music Group NV rights (b)(c)	214,634	46,084
		15,453,797
Interactive Media & Services - 3.7%
Alphabet, Inc.:
Class A (b)	6,499	14,786,785
Class C (b)	5,888	13,429,233
Match Group, Inc. (b)	4,600	362,388
Meta Platforms, Inc. Class A (b)	44,700	8,655,708
Snap, Inc. Class A (b)	62,200	877,642
		38,111,756
Media - 2.9%
Comcast Corp. Class A	578,923	25,634,710
Interpublic Group of Companies, Inc.	146,420	4,719,117
		30,353,827

TOTAL COMMUNICATION SERVICES		87,981,599

CONSUMER DISCRETIONARY - 4.0%
Auto Components - 0.4%
BorgWarner, Inc.	111,095	4,479,350
Automobiles - 0.1%
General Motors Co. (b)	22,800	881,904
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc. (b)	4,019	9,016,868
Expedia, Inc. (b)	17,900	2,315,007
Marriott International, Inc. Class A	19,400	3,328,652
Starbucks Corp.	12,700	996,950
		15,657,477
Household Durables - 0.6%
Mohawk Industries, Inc. (b)	23,906	3,381,743
Sony Group Corp. sponsored ADR	14,500	1,364,015
Whirlpool Corp.	7,034	1,295,944
		6,041,702
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. (b)	945	2,271,960
Multiline Retail - 0.0%
Target Corp.	600	97,128
Specialty Retail - 1.2%
Lowe's Companies, Inc.	61,030	11,919,159

TOTAL CONSUMER DISCRETIONARY		41,348,680

CONSUMER STAPLES - 5.1%
Beverages - 1.7%
Diageo PLC sponsored ADR	26,000	4,861,220
Keurig Dr. Pepper, Inc.	86,200	2,994,588
The Coca-Cola Co.	155,781	9,873,400
		17,729,208
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	1,300	606,086
Performance Food Group Co. (b)	37,100	1,607,914
Sysco Corp.	90,900	7,651,962
U.S. Foods Holding Corp. (b)	47,800	1,583,136
Walmart, Inc.	16,200	2,083,806
		13,532,904
Food Products - 0.1%
Lamb Weston Holdings, Inc.	20,200	1,365,116
Household Products - 0.2%
Colgate-Palmolive Co.	1,000	78,810
Spectrum Brands Holdings, Inc.	25,167	2,208,153
		2,286,963
Tobacco - 1.8%
Altria Group, Inc.	278,280	15,052,165
Swedish Match Co. AB	285,200	2,947,715
		17,999,880

TOTAL CONSUMER STAPLES		52,914,071

ENERGY - 13.4%
Oil, Gas & Consumable Fuels - 13.4%
Canadian Natural Resources Ltd.	33,100	2,190,616
Cenovus Energy, Inc. (Canada)	756,862	17,544,526
EQT Corp.	24,200	1,154,824
Exxon Mobil Corp.	757,768	72,745,724
Harbour Energy PLC	206,441	999,444
Hess Corp.	184,735	22,735,336
Imperial Oil Ltd.	44,900	2,459,321
Kosmos Energy Ltd. (b)	955,095	7,392,435
Phillips 66 Co.	29,100	2,933,571
Tourmaline Oil Corp.	125,400	7,741,022
		137,896,819
FINANCIALS - 16.6%
Banks - 12.1%
Bank of America Corp.	830,514	30,895,121
JPMorgan Chase & Co.	80,118	10,594,003
M&T Bank Corp.	12,828	2,308,655
PNC Financial Services Group, Inc.	69,041	12,110,482
Truist Financial Corp.	156,127	7,765,757
U.S. Bancorp	135,490	7,190,454
Wells Fargo & Co.	1,168,703	53,491,536
		124,356,008
Capital Markets - 3.0%
KKR & Co. LP	94,191	5,162,609
Morgan Stanley	64,425	5,549,570
Northern Trust Corp.	102,391	11,442,194
Raymond James Financial, Inc.	28,893	2,845,672
State Street Corp.	85,419	6,192,023
		31,192,068
Consumer Finance - 0.3%
Discover Financial Services	26,100	2,962,089
Insurance - 0.2%
Chubb Ltd.	11,795	2,492,166
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.	152,476	2,123,991
Radian Group, Inc.	385,631	8,294,923
		10,418,914

TOTAL FINANCIALS		171,421,245

HEALTH CARE - 14.2%
Biotechnology - 0.5%
ADC Therapeutics SA (b)	18,900	129,276
Alnylam Pharmaceuticals, Inc. (b)	12,119	1,524,570
Argenx SE ADR (b)	1,100	340,230
Crinetics Pharmaceuticals, Inc. (b)	28,300	474,025
Insmed, Inc. (b)	47,497	893,894
Intercept Pharmaceuticals, Inc. (b)(d)	71,150	1,287,815
Vaxcyte, Inc. (b)	11,800	283,082
Verve Therapeutics, Inc.	9,400	142,504
		5,075,396
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	4,000	469,840
Becton, Dickinson & Co.	10,797	2,761,873
Boston Scientific Corp. (b)	277,826	11,393,644
iRhythm Technologies, Inc. (b)	100	14,085
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	46,600	1,208,338
		15,847,780
Health Care Providers & Services - 6.1%
Cardinal Health, Inc.	92,282	5,197,322
Centene Corp. (b)	8,400	684,096
Cigna Corp.	51,303	13,764,082
CVS Health Corp.	114,968	11,123,154
Guardant Health, Inc. (b)	17,000	696,660
Humana, Inc.	3,600	1,635,228
McKesson Corp.	40,006	13,149,572
Oak Street Health, Inc. (b)	14,800	279,424
UnitedHealth Group, Inc.	32,199	15,995,819
		62,525,357
Life Sciences Tools & Services - 0.2%
Danaher Corp.	6,700	1,767,594
Pharmaceuticals - 5.9%
Bayer AG	135,856	9,720,232
Bristol-Myers Squibb Co.	289,717	21,859,148
Eli Lilly & Co.	10,600	3,322,464
GSK PLC sponsored ADR	265,038	11,635,168
Johnson & Johnson	70,584	12,671,946
Pliant Therapeutics, Inc. (b)	16,400	92,332
Sanofi SA sponsored ADR	38,000	2,023,500
Viatris, Inc.	11,800	144,786
		61,469,576

TOTAL HEALTH CARE		146,685,703

INDUSTRIALS - 13.0%
Aerospace & Defense - 2.5%
Airbus Group NV	45,300	5,308,970
General Dynamics Corp.	13,129	2,952,843
Huntington Ingalls Industries, Inc.	9,319	1,961,277
MTU Aero Engines AG	3,600	710,540
Raytheon Technologies Corp.	15,092	1,435,551
Safran SA	7,200	746,000
The Boeing Co. (b)	96,667	12,702,044
		25,817,225
Air Freight & Logistics - 2.0%
FedEx Corp.	21,292	4,781,757
United Parcel Service, Inc. Class B	85,463	15,575,632
		20,357,389
Airlines - 0.1%
Copa Holdings SA Class A (b)	3,200	226,240
Ryanair Holdings PLC sponsored ADR (b)	9,400	819,680
		1,045,920
Building Products - 0.1%
Johnson Controls International PLC	26,000	1,417,260
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	108,800	918,272
Electrical Equipment - 0.9%
Acuity Brands, Inc.	18,956	3,317,679
Hubbell, Inc. Class B	11,785	2,237,500
Regal Rexnord Corp.	1,400	174,930
Vertiv Holdings Co.	303,100	3,331,069
		9,061,178
Industrial Conglomerates - 5.8%
3M Co.	13,059	1,949,578
General Electric Co.	742,213	58,107,856
		60,057,434
Machinery - 0.9%
Cummins, Inc.	6,000	1,254,720
Epiroc AB (A Shares)	4,400	85,320
Flowserve Corp.	60,619	1,909,499
Fortive Corp.	30,400	1,877,808
Otis Worldwide Corp.	19,696	1,465,382
Stanley Black & Decker, Inc.	8,500	1,008,865
Westinghouse Air Brake Tech Co.	22,445	2,120,155
		9,721,749
Professional Services - 0.1%
Acacia Research Corp. (b)	36,900	176,382
Equifax, Inc.	3,700	749,546
		925,928
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	102,258	4,973,829
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	15,900	252,845

TOTAL INDUSTRIALS		134,549,029

INFORMATION TECHNOLOGY - 18.0%
Electronic Equipment & Components - 0.2%
Mirion Technologies, Inc. (e)	232,270	1,858,160
IT Services - 4.0%
Amadeus IT Holding SA Class A (b)	28,700	1,785,820
Edenred SA	68,000	3,352,224
Fidelity National Information Services, Inc.	44,100	4,608,450
Genpact Ltd.	35,800	1,588,446
Global Payments, Inc.	5,500	720,720
IBM Corp.	11,500	1,596,660
MasterCard, Inc. Class A	8,615	3,083,050
PayPal Holdings, Inc. (b)	27,900	2,377,359
Sabre Corp. (b)	188,100	1,412,631
Snowflake, Inc. (b)	800	102,120
Twilio, Inc. Class A (b)	21,700	2,282,189
Unisys Corp. (b)	141,362	1,686,449
Visa, Inc. Class A	79,827	16,936,895
		41,533,013
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	11,118	1,872,271
Applied Materials, Inc.	21,916	2,570,528
Intel Corp.	94,500	4,197,690
Lam Research Corp.	3,300	1,716,099
Marvell Technology, Inc.	40,501	2,395,634
NVIDIA Corp.	600	112,032
Qualcomm, Inc.	106,501	15,253,073
		28,117,327
Software - 7.8%
Adobe, Inc. (b)	4,100	1,707,568
Autodesk, Inc. (b)	9,541	1,982,143
Coupa Software, Inc. (b)	1,100	75,669
DoubleVerify Holdings, Inc. (b)	16,500	367,125
Dynatrace, Inc. (b)	33,365	1,256,860
Elastic NV (b)	29,600	1,824,840
Microsoft Corp.	234,453	63,740,737
PTC, Inc. (b)	9,300	1,083,729
Salesforce.com, Inc. (b)	3,600	576,864
SAP SE sponsored ADR	70,817	7,070,369
Workday, Inc. Class A (b)	3,300	515,790
		80,201,694
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	216,368	32,204,213
Samsung Electronics Co. Ltd.	22,520	1,221,692
		33,425,905

TOTAL INFORMATION TECHNOLOGY		185,136,099

MATERIALS - 3.0%
Chemicals - 0.7%
Axalta Coating Systems Ltd. (b)	38,300	1,040,228
DuPont de Nemours, Inc.	94,800	6,432,180
		7,472,408
Metals & Mining - 2.3%
First Quantum Minerals Ltd.	197,700	5,723,820
Freeport-McMoRan, Inc.	338,504	13,228,736
Glencore Xstrata PLC	642,700	4,238,982
		23,191,538

TOTAL MATERIALS		30,663,946

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	10,709	2,742,896
Equinix, Inc.	442	303,694
Simon Property Group, Inc.	44,000	5,044,600
		8,091,190
UTILITIES - 0.5%
Electric Utilities - 0.5%
Entergy Corp.	8,900	1,070,848
PG&E Corp. (b)	75,500	921,100
Southern Co.	35,000	2,648,100
		4,640,048
Multi-Utilities - 0.0%
Sempra Energy	2,034	333,291

TOTAL UTILITIES		4,973,339

TOTAL COMMON STOCKS
(Cost $675,499,305)		1,001,661,720

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (e)(f)	1,200	44,280
Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR (b)	119,400	1,278,774
TOTAL PREFERRED STOCKS
(Cost $1,471,102)		1,323,054

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (e)(f)(g)
(Cost $3,301,608)	3,301,608	1,085,569

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.82% (h)	21,700,325	21,704,665
Fidelity Securities Lending Cash Central Fund 0.82% (h)(i)	1,348,621	1,348,756
TOTAL MONEY MARKET FUNDS
(Cost $23,053,421)		23,053,421
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $703,325,436)		1,027,123,764
NET OTHER ASSETS (LIABILITIES) - 0.5%		4,703,532
NET ASSETS - 100%		$1,031,827,296

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,155,307 or 0.1% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security is on loan at period end.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,988,009 or 0.3% of net assets.

 (f) Level 3 security

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Mirion Technologies, Inc.	6/16/21	$2,322,700
Reddit, Inc. Series E	5/18/21	$50,969
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$3,301,608

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.82%	$1,030,319	$80,568,866	$59,894,520	$17,860	$--	$--	$21,704,665	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	3,967,656	12,570,553	15,189,453	3,349	--	--	1,348,756	0.0%
Total	$4,997,975	$93,139,419	$75,083,973	$21,209	$--	$--	$23,053,421

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$88,025,879	$86,780,208	$1,201,391	$44,280
Consumer Discretionary	41,348,680	41,348,680	--	--
Consumer Staples	52,914,071	49,966,356	2,947,715	--
Energy	137,896,819	137,896,819	--	--
Financials	171,421,245	171,421,245	--	--
Health Care	146,685,703	136,965,471	9,720,232	--
Industrials	135,827,803	129,687,513	6,140,290	--
Information Technology	185,136,099	183,350,279	1,785,820	--
Materials	30,663,946	26,424,964	4,238,982	--
Real Estate	8,091,190	8,091,190	--	--
Utilities	4,973,339	4,973,339	--	--
Other	1,085,569	--	--	1,085,569
Money Market Funds	23,053,421	23,053,421	--	--
Total Investments in Securities:	$1,027,123,764	$999,959,485	$26,034,430	$1,129,849

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,286,910) — See accompanying schedule: Unaffiliated issuers (cost $680,272,015)	$1,004,070,343
Fidelity Central Funds (cost $23,053,421)	23,053,421
Total Investment in Securities (cost $703,325,436)		$1,027,123,764
Restricted cash		37,406
Foreign currency held at value (cost $11)		11
Receivable for investments sold		1,434,838
Receivable for fund shares sold		4,004,756
Dividends receivable		2,400,955
Distributions receivable from Fidelity Central Funds		11,478
Prepaid expenses		169
Other receivables		3,745
Total assets		1,035,017,122
Liabilities
Payable to custodian bank	$4,289
Payable for investments purchased on a delayed delivery basis	46,084
Payable for fund shares redeemed	930,157
Accrued management fee	416,349
Distribution and service plan fees payable	236,019
Other affiliated payables	173,561
Other payables and accrued expenses	32,467
Collateral on securities loaned	1,350,900
Total liabilities		3,189,826
Net Assets		$1,031,827,296
Net Assets consist of:
Paid in capital		$690,994,837
Total accumulated earnings (loss)		340,832,459
Net Assets		$1,031,827,296
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($506,750,573 ÷ 14,190,059 shares)(a)		$35.71
Maximum offering price per share (100/94.25 of $35.71)		$37.89
Class M:
Net Asset Value and redemption price per share ($168,452,865 ÷ 4,730,235 shares)(a)		$35.61
Maximum offering price per share (100/96.50 of $35.61)		$36.90
Class C:
Net Asset Value and offering price per share ($83,133,607 ÷ 2,684,829 shares)(a)		$30.96
Class I:
Net Asset Value, offering price and redemption price per share ($233,418,557 ÷ 6,117,255 shares)		$38.16
Class Z:
Net Asset Value, offering price and redemption price per share ($40,071,694 ÷ 1,051,281 shares)		$38.12

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$9,999,988
Income from Fidelity Central Funds (including $3,349 from security lending)		21,209
Total income		10,021,197
Expenses
Management fee
Basic fee	$2,779,444
Performance adjustment	(756,849)
Transfer agent fees	873,969
Distribution and service plan fees	1,508,278
Accounting fees	174,208
Custodian fees and expenses	15,305
Independent trustees' fees and expenses	1,833
Registration fees	51,652
Audit	30,577
Legal	2,662
Miscellaneous	1,902
Total expenses before reductions	4,682,981
Expense reductions	(15,668)
Total expenses after reductions		4,667,313
Net investment income (loss)		5,353,884
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,326,451
Foreign currency transactions	3,108
Total net realized gain (loss)		16,329,559
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(24,358,380)
Assets and liabilities in foreign currencies	(11,618)
Total change in net unrealized appreciation (depreciation)		(24,369,998)
Net gain (loss)		(8,040,439)
Net increase (decrease) in net assets resulting from operations		$(2,686,555)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,353,884	$16,398,318
Net realized gain (loss)	16,329,559	56,660,801
Change in net unrealized appreciation (depreciation)	(24,369,998)	142,314,488
Net increase (decrease) in net assets resulting from operations	(2,686,555)	215,373,607
Distributions to shareholders	(67,018,645)	(46,442,509)
Share transactions - net increase (decrease)	69,384,342	(5,167,538)
Total increase (decrease) in net assets	(320,858)	163,763,560
Net Assets
Beginning of period	1,032,148,154	868,384,594
End of period	$1,031,827,296	$1,032,148,154

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Large Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$38.14	$31.98	$32.80	$33.76	$34.98	$30.27
Income from Investment Operations
Net investment income (loss)A,B	.19	.62C	.50	.51	.40	.39
Net realized and unrealized gain (loss)	(.11)	7.29	1.36	2.97	.89	4.93
Total from investment operations	.08	7.91	1.86	3.48	1.29	5.32
Distributions from net investment income	(.61)	(.57)	(.60)	(.45)	(.38)	(.33)
Distributions from net realized gain	(1.90)	(1.18)	(2.08)	(3.99)	(2.13)	(.27)
Total distributions	(2.51)	(1.75)	(2.68)	(4.44)	(2.51)	(.61)D
Net asset value, end of period	$35.71	$38.14	$31.98	$32.80	$33.76	$34.98
Total ReturnE,F,G	(.13)%	25.87%	5.91%	14.19%	3.77%	17.84%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.85%J	.80%	.75%	.91%	.92%	.91%
Expenses net of fee waivers, if any	.85%J	.80%	.75%	.91%	.92%	.91%
Expenses net of all reductions	.85%J	.80%	.75%	.90%	.92%	.90%
Net investment income (loss)	1.04%J	1.67%C	1.76%	1.71%	1.17%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$506,751	$468,894	$389,143	$423,325	$401,495	$461,949
Portfolio turnover rateK	16%J	17%	22%	28%L	37%	31%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.07%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Large Cap Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$37.99	$31.86	$32.69	$33.63	$34.86	$30.17
Income from Investment Operations
Net investment income (loss)A,B	.15	.52C	.42	.43	.31	.31
Net realized and unrealized gain (loss)	(.12)	7.28	1.35	2.98	.89	4.91
Total from investment operations	.03	7.80	1.77	3.41	1.20	5.22
Distributions from net investment income	(.52)	(.49)	(.52)	(.36)	(.29)	(.26)
Distributions from net realized gain	(1.90)	(1.18)	(2.08)	(3.99)	(2.13)	(.27)
Total distributions	(2.41)D	(1.67)	(2.60)	(4.35)	(2.43)D	(.53)
Net asset value, end of period	$35.61	$37.99	$31.86	$32.69	$33.63	$34.86
Total ReturnE,F,G	(.25)%	25.55%	5.62%	13.93%	3.50%	17.54%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.10%J	1.05%	1.01%	1.17%	1.18%	1.17%
Expenses net of fee waivers, if any	1.10%J	1.05%	1.01%	1.16%	1.18%	1.17%
Expenses net of all reductions	1.10%J	1.05%	1.00%	1.16%	1.18%	1.17%
Net investment income (loss)	.79%J	1.42%C	1.50%	1.46%	.92%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$168,453	$176,983	$153,918	$175,139	$173,195	$193,882
Portfolio turnover rateK	16%J	17%	22%	28%L	37%	31%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .82%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Large Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$33.25	$28.08	$29.09	$30.44	$31.78	$27.58
Income from Investment Operations
Net investment income (loss)A,B	.04	.29C	.25	.25	.13	.14
Net realized and unrealized gain (loss)	(.09)	6.40	1.18	2.60	.81	4.49
Total from investment operations	(.05)	6.69	1.43	2.85	.94	4.63
Distributions from net investment income	(.34)	(.34)	(.36)	(.21)	(.15)	(.15)
Distributions from net realized gain	(1.90)	(1.18)	(2.08)	(3.99)	(2.13)	(.27)
Total distributions	(2.24)	(1.52)	(2.44)	(4.20)	(2.28)	(.43)D
Net asset value, end of period	$30.96	$33.25	$28.08	$29.09	$30.44	$31.78
Total ReturnE,F,G	(.52)%	24.90%	5.10%	13.33%	3.01%	16.97%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.62%J	1.57%	1.53%	1.67%	1.69%	1.67%
Expenses net of fee waivers, if any	1.62%J	1.57%	1.52%	1.67%	1.69%	1.67%
Expenses net of all reductions	1.62%J	1.57%	1.52%	1.67%	1.68%	1.66%
Net investment income (loss)	.27%J	.90%C	.98%	.95%	.41%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$83,134	$89,886	$88,926	$119,072	$158,775	$194,553
Portfolio turnover rateK	16%J	17%	22%	28%L	37%	31%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .30%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Large Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$40.63	$33.94	$34.63	$35.37	$36.53	$31.57
Income from Investment Operations
Net investment income (loss)A,B	.26	.76C	.61	.62	.51	.50
Net realized and unrealized gain (loss)	(.12)	7.76	1.44	3.17	.93	5.14
Total from investment operations	.14	8.52	2.05	3.79	1.44	5.64
Distributions from net investment income	(.71)	(.64)	(.66)	(.54)	(.47)	(.40)
Distributions from net realized gain	(1.90)	(1.18)	(2.08)	(3.99)	(2.13)	(.27)
Total distributions	(2.61)	(1.83)D	(2.74)	(4.53)	(2.60)	(.68)D
Net asset value, end of period	$38.16	$40.63	$33.94	$34.63	$35.37	$36.53
Total ReturnE,F	.01%	26.22%	6.17%	14.54%	4.05%	18.16%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.60%I	.54%	.48%	.64%	.66%	.64%
Expenses net of fee waivers, if any	.59%I	.54%	.48%	.64%	.66%	.64%
Expenses net of all reductions	.59%I	.54%	.48%	.64%	.66%	.64%
Net investment income (loss)	1.30%I	1.93%C	2.03%	1.98%	1.44%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$233,419	$257,331	$206,090	$301,067	$459,962	$520,465
Portfolio turnover rateJ	16%I	17%	22%	28%K	37%	31%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.33%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Large Cap Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$40.61	$33.93	$34.64	$35.41	$36.57	$32.04
Income from Investment Operations
Net investment income (loss)B,C	.28	.81D	.64	.66	.56	.51
Net realized and unrealized gain (loss)	(.12)	7.74	1.45	3.16	.93	4.02
Total from investment operations	.16	8.55	2.09	3.82	1.49	4.53
Distributions from net investment income	(.76)	(.69)	(.72)	(.60)	(.52)	–
Distributions from net realized gain	(1.90)	(1.18)	(2.08)	(3.99)	(2.13)	–
Total distributions	(2.65)E	(1.87)	(2.80)	(4.59)	(2.65)	–
Net asset value, end of period	$38.12	$40.61	$33.93	$34.64	$35.41	$36.57
Total ReturnF,G	.07%	26.36%	6.30%	14.67%	4.19%	14.14%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.47%J	.42%	.36%	.51%	.53%	.51%J
Expenses net of fee waivers, if any	.47%J	.42%	.36%	.51%	.53%	.51%J
Expenses net of all reductions	.47%J	.42%	.36%	.51%	.53%	.51%J
Net investment income (loss)	1.42%J	2.05%D	2.15%	2.11%	1.57%	1.80%J
Supplemental Data
Net assets, end of period (000 omitted)	$40,072	$39,055	$30,308	$28,596	$17,711	$13,966
Portfolio turnover rateK	16%J	17%	22%	28%L	37%	31%J

 A For the period February 1, 2017 (commencement of sale of shares) through November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.45%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022

1. Organization.

Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$378,976,743
Gross unrealized depreciation	(58,638,974)
Net unrealized appreciation (depreciation)	$320,337,769
Tax cost	$706,785,995

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Advisor Large Cap Fund	1,122,975.11

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Large Cap Fund	80,962,539	98,141,562

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .38% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$620,120	$14,784
Class M	.25%	.25%	443,762	1,406
Class C	.75%	.25%	444,396	47,634
			$1,508,278	$63,824

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$82,758
Class M	5,156
Class C(a)	1,241
$89,155

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$423,648.17
Class M	150,978.17
Class C	84,845.19
Class I	206,200.16
Class Z	8,298.04
	$873,969

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Large Cap Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Large Cap Fund	$1,615

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Large Cap Fund	10,275,011	9,110,776	2,562,461

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Large Cap Fund	$886

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Large Cap Fund	$345	$159	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15,668.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Large Cap Fund
Distributions to shareholders
Class A	$30,944,664	$21,133,066
Class M	11,170,201	7,961,413
Class C	5,965,391	4,686,944
Class I	16,368,054	11,009,981
Class Z	2,570,335	1,651,105
Total	$67,018,645	$46,442,509

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2022	Year ended November 30, 2021	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Large Cap Fund
Class A
Shares sold	2,094,091	2,060,479	$76,940,490	$75,956,104
Reinvestment of distributions	779,090	634,564	29,356,107	20,064,924
Shares redeemed	(976,341)	(2,570,290)	(36,114,291)	(93,883,684)
Net increase (decrease)	1,896,840	124,753	$70,182,306	$2,137,344
Class M
Shares sold	234,530	506,912	$8,737,287	$18,689,115
Reinvestment of distributions	292,695	249,228	11,008,245	7,868,112
Shares redeemed	(455,214)	(929,141)	(16,863,355)	(33,377,285)
Net increase (decrease)	72,011	(173,001)	$2,882,177	$(6,820,058)
Class C
Shares sold	293,906	417,057	$9,504,333	$13,434,532
Reinvestment of distributions	175,113	165,245	5,738,469	4,587,186
Shares redeemed	(487,263)	(1,046,168)	(15,730,133)	(33,381,868)
Net increase (decrease)	(18,244)	(463,866)	$(487,331)	$(15,360,150)
Class I
Shares sold	1,262,202	2,266,950	$49,734,523	$89,737,732
Reinvestment of distributions	355,420	280,570	14,291,444	9,427,141
Shares redeemed	(1,833,331)	(2,286,098)	(70,825,443)	(86,887,431)
Net increase (decrease)	(215,709)	261,422	$(6,799,476)	$12,277,442
Class Z
Shares sold	120,097	210,356	$4,791,097	$8,284,923
Reinvestment of distributions	57,903	45,813	2,324,789	1,537,037
Shares redeemed	(88,333)	(187,738)	(3,509,220)	(7,224,076)
Net increase (decrease)	89,667	68,431	$3,606,666	$2,597,884

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Advisor Large Cap Fund
Class A	.85%
Actual		$1,000.00	$998.70	$4.24
Hypothetical-C		$1,000.00	$1,020.69	$4.28
Class M	1.10%
Actual		$1,000.00	$997.50	$5.48
Hypothetical-C		$1,000.00	$1,019.45	$5.54
Class C	1.62%
Actual		$1,000.00	$994.80	$8.06
Hypothetical-C		$1,000.00	$1,016.85	$8.15
Class I	.59%
Actual		$1,000.00	$1,000.10	$2.94
Hypothetical-C		$1,000.00	$1,021.99	$2.97
Class Z	.47%
Actual		$1,000.00	$1,000.70	$2.34
Hypothetical-C		$1,000.00	$1,022.59	$2.37

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Large Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Large Cap Fund

2021 Total Return % vs. Morningstar Large Blend and S&P 500:

75% beaten
25% beaten
Benchmark
Class I
45.000
40.000
35.000
30.000
25.000
40.486
31.710
30.005
27.413
60.000
55.000
50.000
45.000
40.000
56.068
55.958
43.475
41.593
120.000
110.000
100.000
90.000
118.265
116.073
94.716
92.948
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	96%	17%	22%
Class C	94%	11%	15%
Class I	96%	19%	26%
Class M	95%	14%	19%
Class Z	97%	20%	-

The Board considered the fund's underperformance for different time periods ended December 31, 2021 (which periods are not reflected in the chart above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in May 2021. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Large Cap Fund

## Historical Management Fees (BP) vs. Competitive Medians (BP):

FA Large Cap
FA Large Cap incl Perf. Fee
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
79
77
76
73
71
75
72
72
70
70
55
41
54
41
54
47
53
27
53
31
2016
2018
2019
2020
2021

| | 2016 | 2018 | 2019 | 2020 | 2021 |
|---|---|---|---|---|---|
| TMG % | 10% | 13% | 12% | 14% | 15% |
| Funds | 1,073 | 1,067 | 1,025 | 739 | 719 |
| ASPG Quartile | 1st | 1st | 1st | 1st | 1st |

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Class I), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Class I ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LC-SANN-0722
1.704742.124

Fidelity® Real Estate High Income Fund

Semi-Annual Report

May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call (collect) 1-401-292-6402 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Bond Issuers as of May 31, 2022

(by issuer, excluding cash equivalents)	% of fund's net assets
BX Trust	8.5
GS Mortgage Securities Trust	5.3
BX Commercial Mortgage Trust	4.2
COMM Mortgage Trust	4.0
Morgan Stanley Capital I Trust	3.8
JPMorgan Chase Commercial Mortgage Securities Trust	3.7
BANK	3.4
Morgan Stanley BAML Trust	3.4
Citigroup Commercial Mortgage Trust	2.7
Benchmark Mortgage Trust	2.6
41.6

Top Five Market Sectors as of May 31, 2022

% of fund's net assets
Homebuilders/Real Estate	4.8
Diversified Financial Services	3.8
Hotels	1.4
Air Transportation	0.6
Gaming	0.5

Quality Diversification (% of fund's net assets)

As of May 31, 2022
BBB	19.9%
BB	13.7%
B	14.8%
CCC,CC,C	4.0%
Not Rated	41.6%
Equities	3.0%
Short-Term Investments and Net Other Assets	1.6%

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. Where neither Moody’s nor S&P ratings are available, we have used Fitch® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of May 31, 2022
CMOs and Other Mortgage Related Securities	82.1%
Asset-Backed Securities	4.8%
Nonconvertible Bonds	3.9%
Convertible Bonds, Preferred Stocks	3.4%
Common Stocks	0.3%
Bank Loan Obligations	3.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 4.6%
	Principal Amount	Value
Convertible Bonds - 0.7%
Diversified Financial Services - 0.4%
Colony Capital Operating Co. LLC 5.75% 7/15/25 (a)	$1,264,000	$3,461,560
Homebuilders/Real Estate - 0.3%
Digitalbridge Group, Inc. 5% 4/15/23	503,000	501,835
PennyMac Corp. 5.5% 11/1/24	1,699,000	1,665,020
		2,166,855

TOTAL CONVERTIBLE BONDS		5,628,415

Nonconvertible Bonds - 3.9%
Gaming - 0.5%
Caesars Entertainment, Inc.:
6.25% 7/1/25 (a)	1,690,000	1,711,970
8.125% 7/1/27 (a)	2,315,000	2,354,818
		4,066,788
Healthcare - 0.1%
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (a)	1,085,000	987,350
Homebuilders/Real Estate - 2.0%
Adams Homes, Inc. 7.5% 2/15/25 (a)	1,215,000	1,178,313
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (a)	3,195,000	2,707,763
DTZ U.S. Borrower LLC 6.75% 5/15/28 (a)	685,000	689,179
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (a)	2,290,000	2,082,420
iStar Financial, Inc.:
4.25% 8/1/25	3,630,000	3,580,088
4.75% 10/1/24	2,805,000	2,794,412
Kennedy-Wilson, Inc. 4.75% 2/1/30	2,545,000	2,269,147
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (a)	385,000	342,169
Service Properties Trust 7.5% 9/15/25	1,095,000	1,084,379
		16,727,870
Hotels - 1.0%
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (a)	3,200,000	2,820,384
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29 (a)	900,000	799,605
4.75% 1/15/28	3,250,000	2,990,000
Times Square Hotel Trust 8.528% 8/1/26 (a)	1,720,010	1,727,772
		8,337,761
Telecommunications - 0.3%
Uniti Group, Inc.:
6% 1/15/30 (a)	2,395,000	1,912,492
7.875% 2/15/25 (a)	1,195,000	1,227,612
		3,140,104

TOTAL NONCONVERTIBLE BONDS		33,259,873

TOTAL CORPORATE BONDS
(Cost $37,543,378)		38,888,288

Asset-Backed Securities - 4.8%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (a)	1,553,000	1,583,063
Series 2015-SFR1 Class E, 5.639% 4/17/52 (a)	3,096,223	3,094,573
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (a)	3,728,000	3,735,664
Class XS, 0% 10/17/52 (a)(b)(c)(d)	2,560,343	26
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (a)(b)(d)(e)	750,000	75
Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (a)(b)(d)(e)	2,670,000	267
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 3.9123% 1/28/40 (a)(b)(d)(e)	3,048,029	305
DataBank Issuer, LLC Series 2021-1A Class C, 4.43% 2/27/51 (a)	1,500,000	1,337,622
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (a)	859,000	802,961
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (a)	2,240,000	2,105,168
FirstKey Homes Trust Series 2021-SFR1 Class F1, 3.238% 8/17/38 (a)	1,068,000	937,045
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (a)	2,055,221	1,841,915
Series 2021-1 Class F, 3.325% 9/17/41 (a)	953,134	797,820
Series 2021-2 Class G, 4.505% 12/17/26 (a)	5,449,242	4,793,046
Series 2021-3 Class F, 4.242% 1/17/41 (a)	1,288,829	1,132,833
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (b)	657,909	666,317
Progress Residential Trust:
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (a)	1,228,000	1,189,411
Class G, 4.116% 9/17/36 (a)	998,000	971,681
Series 2019-SFR4 Class F, 3.684% 10/17/36 (a)	4,527,000	4,365,550
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (a)	1,638,000	1,542,762
Class H, 5.268% 4/17/37 (a)	462,000	445,077
Series 2020-SFR3 Class H, 6.234% 10/17/27 (a)	966,000	919,562
Series 2021-SFR2 Class H, 4.998% 4/19/38 (a)	1,575,000	1,437,094
Series 2021-SFR3 Class G, 4.254% 5/17/26 (a)	1,050,000	952,097
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (a)	1,239,000	1,095,914
Class G, 4.003% 7/17/38 (a)	630,000	560,930
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (a)	815,000	709,724
Class G, 4.005% 10/17/38 (a)	2,053,000	1,818,588
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 5.8633% 12/5/36 (a)(b)(d)(e)	5,661,714	425
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (a)	664,000	652,917
Series 2020-SFR1 Class F, 4.882% 7/17/38 (a)	574,000	543,437
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (a)	672,000	594,851
TOTAL ASSET-BACKED SECURITIES
(Cost $50,708,252)		40,628,720

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (a)(b)	28,282	4,660
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.2671% 2/25/42 (a)(b)(d)	26,661	7,258
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.5032% 1/25/42 (a)(b)(d)	21,466	1,779
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.2343% 6/25/43 (b)(f)	98,234	29,842
Class 2B5, 3.2343% 6/25/43 (b)(d)(f)	10,346	299

TOTAL U.S. GOVERNMENT AGENCY		39,178

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $49,403)		43,838

Commercial Mortgage Securities - 82.1%
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.875% 4/15/34 (a)(b)(e)	2,188,000	2,075,032
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.975% 4/15/35 (a)(b)(e)	1,456,000	1,353,886
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.825% 4/15/36 (a)(b)(e)	4,028,000	3,850,364
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 4.625% 9/15/38 (a)(b)(e)	2,524,000	2,410,081
Series 2015-200P Class F, 3.5958% 4/14/33 (a)(b)	2,588,000	2,356,326
BANK:
sequential payer Series 2022-BNK42:
Class D, 2.5% 6/15/55 (a)	1,664,000	1,134,713
Class E, 2.5% 6/15/55 (a)	1,302,000	816,127
Series 2017-BNK4 Class D, 3.357% 5/15/50 (a)	4,416,000	3,705,830
Series 2017-BNK6 Class D, 3.1% 7/15/60 (a)	2,593,000	2,137,548
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (a)	4,653,000	3,616,079
Class E, 2.8% 11/15/50 (a)	2,625,000	1,684,753
Series 2018-BN12 Class D, 3% 5/15/61 (a)	2,082,000	1,569,144
Series 2019-BN18 Class D, 3% 5/15/62 (a)	4,284,000	3,388,615
Series 2019-BN19 Class D, 3% 8/15/61 (a)	3,753,000	2,778,099
Series 2019-BN22 Class D, 2.5% 11/15/62 (a)	2,465,000	1,878,059
Series 2020-BN26 Class D, 2.5% 3/15/63 (a)	1,269,000	950,168
Series 2020-BN27 Class D, 2.5% 4/15/63 (a)	921,000	690,559
Series 2020-BN28 Class E, 2.5% 3/15/63 (a)	903,000	629,091
Series 2020-BN29 Class E, 2.5% 11/15/53 (a)	1,064,000	744,200
Series 2020-BN30:
Class E, 2.5% 12/15/53 (a)	735,000	508,913
Class MCDG, 2.9182% 12/15/53 (b)	3,921,000	2,736,762
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (a)	2,201,000	1,845,180
Barclays Commercial Mortgage Securities LLC Series 2019-C5:
Class D, 2.5% 11/15/52 (a)	726,000	544,206
Class E, 2.5% 11/15/52 (a)	2,545,000	1,788,805
BBCMS Mortgage Trust:
sequential payer Series 2020-C8 Class E, 2.25% 10/15/53 (a)	3,013,000	2,021,695
Series 2016-ETC Class D, 3.6089% 8/14/36 (a)(b)	1,749,000	1,487,102
Series 2020-C6 Class E, 2.4% 2/15/53 (a)	1,512,000	1,059,893
Series 2020-C7 Class D, 3.604% 4/15/53 (a)(b)	840,000	661,717
BCP Trust floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 5.509% 6/15/38 (a)(b)(e)	2,395,000	2,245,712
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (a)(b)	1,680,000	1,472,168
Class 225E, 3.2943% 12/15/62 (a)(b)	1,132,000	956,314
Series 2020-B20 Class E, 2% 10/15/53 (a)	2,100,000	1,357,985
Series 2018-B7:
Class D, 3% 5/15/53 (a)(b)	833,000	666,343
Class E, 3% 5/15/53 (a)(b)	833,000	625,644
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (a)(b)(d)	4,074,000	3,125,022
Class D, 2.25% 7/15/53 (a)	1,500,000	1,064,848
Series 2020-B21:
Class D, 2% 12/17/53 (a)	1,638,000	1,170,388
Class E, 2% 12/17/53 (a)	1,533,000	983,813
Series 2020-B22 Class E, 2% 1/15/54 (a)	1,826,000	1,184,872
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (a)(b)	3,049,000	2,248,467
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (a)(b)	6,055,000	4,630,626
Class 300E, 3.094% 4/15/54 (a)(b)	1,113,000	815,372
Series 2022-B35 Class D, 2.5% 5/15/55 (a)	3,003,000	2,017,542
BFLD Trust floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 5.725% 10/15/35 (a)(b)(e)	2,019,000	1,939,809
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.813% 8/15/36 (a)(b)(e)	1,165,500	1,090,562
BMO Mortgage Trust Series 2022-C1:
Class 360D, 3.9387% 2/15/42 (a)(b)	1,638,000	1,332,804
Class 360E, 4.0699% 2/15/42 (a)(b)	1,970,000	1,558,362
BPR Trust floater Series 2021-TY Class E, 1 month U.S. LIBOR + 3.600% 4.475% 9/15/38 (a)(b)(e)	2,417,000	2,328,645
BSREP Commercial Mortgage Trust floater Series 2021-DC:
Class F, 1 month U.S. LIBOR + 2.850% 3.725% 8/15/38 (a)(b)(e)	1,099,000	998,835
Class G, 1 month U.S. LIBOR + 3.850% 4.725% 8/15/38 (a)(b)(e)	853,000	760,187
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class G, 1 month U.S. LIBOR + 3.960% 4.844% 12/15/38 (a)(b)(e)	9,996,000	9,361,184
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 3.9618% 4/15/34 (a)(b)(e)	1,572,000	1,463,955
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 3.8211% 10/15/36 (a)(b)(e)	3,192,000	2,903,231
Series 2021-VINO:
Class F, 1 month U.S. LIBOR + 2.800% 3.6773% 5/15/38 (a)(b)(e)	2,627,000	2,482,322
Class G, 1 month U.S. LIBOR + 3.950% 4.8273% 5/15/38 (a)(b)(e)	4,994,000	4,683,854
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (a)(b)	9,422,000	7,788,352
Class E, 3.5488% 3/11/44 (a)(b)	8,563,000	6,933,640
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 5.125% 7/15/34 (a)(b)(e)	2,444,600	2,379,336
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 3.1116% 10/15/36 (a)(b)(e)	1,974,000	1,825,542
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 4.475% 4/15/34 (a)(b)(e)	3,255,000	3,035,844
Series 2019-XL Class J, 1 month U.S. LIBOR + 2.650% 3.525% 10/15/36 (a)(b)(e)	16,482,350	15,821,213
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 4.885% 10/15/36 (a)(b)(e)	2,226,000	2,043,046
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 4.17% 11/15/38 (a)(b)(e)	2,541,000	2,411,412
Series 2021-ARIA Class G, 1 month U.S. LIBOR + 3.140% 4.0171% 10/15/36 (a)(b)(e)	2,500,000	2,325,504
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 4.2245% 10/15/26 (a)(b)(e)	4,374,000	4,077,499
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 3.8747% 1/15/34 (a)(b)(e)	834,000	781,227
Class G, 1 month U.S. LIBOR + 3.900% 4.7747% 1/15/34 (a)(b)(e)	417,000	389,138
Series 2021-SOAR:
Class G, 3.675% 6/15/38 (a)(b)	1,281,000	1,172,300
Class J, 4.625% 6/15/38 (a)(b)	2,562,000	2,336,090
Series 2021-VOLT Class G, 1 month U.S. LIBOR + 2.850% 3.7247% 9/15/36 (a)(b)(e)	2,448,000	2,264,925
Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 4.765% 10/15/38 (a)(b)(e)	13,444,654	12,603,460
Series 2022-LBA6:
Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 4.1317% 1/15/39 (a)(b)(e)	4,315,000	4,101,779
Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 4.200% 4.9817% 1/15/39 (a)(b)(e)	1,381,000	1,312,433
Series 2022-LP2 Class G, CME TERM SOFR 1 MONTH INDEX + 4.100% 4.9018% 2/15/39 (a)(b)(e)	3,547,627	3,347,989
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 4.068% 10/15/23 (a)(b)(e)	1,390,000	1,271,958
Series 2019-OC11 Class E, 4.0755% 12/9/41 (a)(b)	9,318,000	7,754,646
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (a)(b)	709,000	480,299
BXSC floater Series 2022-WSS Class F, 6.111% 3/15/35 (a)(b)	2,283,000	2,203,047
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (a)(b)	3,093,000	2,623,467
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 4.125% 12/15/37 (a)(b)(e)	10,526,000	10,135,185
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (a)	4,073,000	3,029,961
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (a)(b)	4,069,000	3,865,029
Series 2013-GC15 Class D, 5.174% 9/10/46 (a)(b)	7,323,000	7,098,775
Series 2016-C3 Class D, 3% 11/15/49 (a)	4,412,000	3,257,583
Series 2019-GC41:
Class D, 3% 8/10/56 (a)	2,273,000	1,746,281
Class E, 3% 8/10/56 (a)	1,848,000	1,331,659
Series 2019-GC43 Class E, 3% 11/10/52 (a)	2,772,000	2,074,710
Series 2020-420K Class E, 3.3118% 11/10/42 (a)(b)	2,081,000	1,571,726
Series 2020-GC46:
Class D, 2.6% 2/15/53 (a)	2,756,000	2,087,008
Class E, 2.6% 2/15/53 (a)	329,000	230,772
Cologix Data Centers U.S. Issuer, LLC / Cologix Data Centers U.S. Co.-Issuer, LLC Series 2021-1A Class C, 5.99% 12/26/51 (a)	1,500,000	1,359,263
COMM Mortgage Trust:
floater Series 2018-HCLV Class G, 1 month U.S. LIBOR + 5.050% 5.9313% 9/15/33 (a)(b)(e)	1,487,000	1,261,750
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)(d)	2,840,000	2,486,386
Series 2012-CR1:
Class D, 5.2667% 5/15/45 (a)(b)	7,226,000	6,467,270
Class G, 2.462% 5/15/45 (a)	2,322,000	515,534
Series 2013-CR10 Class D, 4.8996% 8/10/46 (a)(b)	3,673,000	3,581,630
Series 2013-LC6 Class D, 4.2827% 1/10/46 (a)(b)	5,644,000	5,527,402
Series 2014-CR15 Class D, 4.6775% 2/10/47 (a)(b)	1,060,000	1,045,219
Series 2014-CR17 Class E, 4.8472% 5/10/47 (a)(b)	589,000	440,093
Series 2014-UBS2 Class D, 4.9799% 3/10/47 (a)(b)	3,454,000	3,294,419
Series 2015-3BP Class F, 3.2384% 2/10/35 (a)(b)	4,405,000	4,048,160
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	3,969,000	3,288,676
Series 2019-CD4 Class C, 4.3497% 5/10/50 (b)	1,920,000	1,785,953
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (a)	1,146,000	928,092
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7318% 11/10/49 (b)	1,680,000	1,269,652
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8742% 8/15/45 (a)(b)	789,000	777,468
Class E, 4.8742% 8/15/45 (a)(b)	5,385,400	4,816,129
Class F, 4.25% 8/15/45 (a)	7,162,000	5,717,332
Series 2014-CR2 Class G, 4.25% 8/15/45 (a)(d)	1,556,000	860,005
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 2.775% 12/15/31 (a)(b)(e)	2,385,600	2,251,193
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.9968% 11/13/39 (a)(b)	2,772,000	2,131,782
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 5.0916% 6/15/34 (a)(e)	2,561,600	2,409,959
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (a)(d)	320,630	84,807
Credit Suisse Mortgage Trust:
floater:
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 7.032% 10/15/37 (a)(b)(e)	2,100,000	2,062,135
Series 2021-4SZN Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.960% 4.7485% 11/15/23 (a)(b)(e)	7,098,000	6,780,581
Series 2021-BPNY Class A, 1 month U.S. LIBOR + 3.710% 4.5894% 8/15/23 (a)(b)(e)	2,289,000	2,174,111
Series 2019-UVIL Class E, 3.2833% 12/15/41 (a)(b)	2,289,000	1,724,027
Series 2020-NET Class F, 3.7042% 8/15/37 (a)(b)	918,000	816,491
Series 2021-BRIT Class A, 1 month U.S. LIBOR + 3.450% 4.3342% 5/15/23 (a)(b)(e)	3,724,760	3,520,569
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 4.38% 4/15/36 (a)(b)(e)	840,000	796,482
Class G, 1 month U.S. LIBOR + 4.500% 5.38% 4/15/36 (a)(b)(e)	493,000	467,936
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4416% 6/15/50 (a)(b)	3,902,000	3,123,168
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (a)(b)	1,890,000	1,841,543
Series 2017-CX9 Class D, 4.1157% 9/15/50 (a)(b)	1,615,000	1,295,607
CSMC Trust:
floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 5.225% 7/15/32 (a)(b)(e)	2,686,000	2,421,528
Series 2017-MOON Class E, 3.1965% 7/10/34 (a)(b)	1,132,000	1,128,038
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (a)(b)	833,000	810,929
Class E, 4.9345% 1/10/34 (a)(b)	4,264,000	4,115,690
DBGS Mortgage Trust:
Series 2018-C1:
Class C, 4.6332% 10/15/51 (b)	777,000	722,124
Class D, 2.8832% 10/15/51 (a)(b)	3,459,000	2,749,377
Series 2019-1735 Class F, 4.1946% 4/10/37 (a)(b)	1,000,000	785,273
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (a)(b)	1,029,000	798,475
ELP Commercial Mortgage Trust floater Series 2021-ELP Class J, 1 month U.S. LIBOR + 3.610% 4.4899% 11/15/38(a)(b)(e)	2,289,000	2,123,774
Extended Stay America Trust floater Series 2021-ESH Class F, 1 month U.S. LIBOR + 3.700% 4.575% 7/15/38 (a)(b)(e)	2,808,714	2,668,104
GS Mortgage Securities Corp. II Series 2010-C1 Class B, 5.148% 8/10/43 (a)	228,207	225,756
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 3.525% 10/15/36 (a)(b)(e)	2,550,000	2,315,802
GS Mortgage Securities Trust:
Series 2011-GC5:
Class D, 5.1589% 8/10/44 (a)(b)	1,929,752	835,583
Class E, 5.1589% 8/10/44 (a)(b)	2,432,000	231,040
Class F, 4.5% 8/10/44 (a)(d)	4,308,000	15,112
Series 2012-GC6I Class F, 5% 1/10/45 (b)	1,270,974	1,072,632
Series 2012-GCJ7 Class F, 5% 5/10/45 (a)(d)	1,171,017	233,327
Series 2012-GCJ9 Class D, 4.7163% 11/10/45 (a)(b)	4,238,000	4,188,910
Series 2013-GC12 Class D, 4.4517% 6/10/46 (a)(b)	869,000	839,356
Series 2013-GC16:
Class D, 5.3107% 11/10/46 (a)(b)	3,923,000	3,830,058
Class F, 3.5% 11/10/46 (a)	2,530,000	1,921,943
Series 2016-GS2 Class D, 2.753% 5/10/49 (a)	2,058,050	1,714,466
Series 2017-GS6 Class D, 3.243% 5/10/50 (a)	4,676,000	3,974,896
Series 2019-GC38 Class D, 3% 2/10/52 (a)	1,162,000	931,021
Series 2019-GC39 Class D, 3% 5/10/52 (a)	2,830,000	2,176,197
Series 2019-GC40:
Class D, 3% 7/10/52 (a)	2,079,000	1,630,037
Class DBF, 3.5497% 7/10/52 (a)(b)	2,523,000	2,322,714
Series 2019-GC42:
Class D, 2.8% 9/1/52 (a)	4,807,000	3,686,279
Class E, 2.8% 9/1/52 (a)	2,519,000	1,867,733
Series 2019-GS5 Class C, 4.299% 3/10/50 (b)	2,499,000	2,349,425
Series 2019-GSA1 Class E, 2.8% 11/10/52 (a)	1,655,000	1,240,525
Series 2020-GC45:
Class D, 2.85% 2/13/53 (a)	2,289,000	1,731,506
Class SWD, 3.2185% 12/13/39 (a)(b)	1,764,000	1,380,566
Series 2020-GC47 Class D, 3.4548% 5/12/53 (a)(b)	756,000	610,857
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 6.6607% 11/21/35 (a)(b)(e)	6,401,672	6,036,883
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.1935% 11/5/38 (a)(b)	3,079,000	2,801,574
Class F, 4.1935% 11/5/38 (a)(b)	5,977,000	5,231,480
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (a)	1,556,000	1,519,038
Class F, 6.1552% 11/5/35 (a)	3,595,000	3,475,017
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (a)	1,361,090	1,224,350
Class F, 4.101% 9/17/39 (a)	220,853	200,015
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (a)(b)	1,947,000	1,657,102
Series 2019-55HY Class F, 2.9428% 12/10/41 (a)(b)	1,617,000	1,282,745
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 3.0247% 6/15/34 (a)(b)(e)	1,327,956	1,305,859
Class FFL, 1 month U.S. LIBOR + 2.850% 3.7247% 6/15/34 (a)(b)(e)	544,983	536,773
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	2,083,000	1,939,490
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	604,000	473,006
Series 2014-C26 Class D, 3.8795% 1/15/48 (a)(b)	2,329,000	2,118,461
Series 2015-C32 Class C, 4.6485% 11/15/48 (b)	1,500,000	1,195,707
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3872% 12/15/49 (a)(b)	2,418,000	1,960,295
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.0697% 12/15/49 (a)(b)	3,867,000	3,205,166
Series 2017-C7 Class D, 3% 10/15/50 (a)	1,813,000	1,395,370
Series 2018-C8 Class D, 3.2174% 6/15/51 (a)(b)	1,171,000	883,525
Series 2019-COR6:
Class D, 2.5% 11/13/52 (a)	1,354,000	1,029,217
Class E, 2.5% 11/13/52 (a)	2,582,000	1,822,573
Series 2020-COR7 Class D, 1.75% 5/13/53 (a)	1,535,000	1,058,079
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2019-MFP Class F, 1 month U.S. LIBOR + 3.000% 3.875% 7/15/36 (a)(b)(e)	777,000	727,864
Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.450% 3.325% 4/15/38 (a)(b)(e)	3,060,000	2,849,145
Series 2011-C3:
Class E, 5.5241% 2/15/46 (a)(b)	3,008,000	1,043,300
Class G, 4.409% 2/15/46 (a)(b)	1,082,000	73,621
Class H, 4.409% 2/15/46 (a)(b)(d)	2,622,000	139,444
Series 2011-C4:
Class C, 5.4188% 7/15/46 (a)(b)	135,053	135,128
Class D, 5.5565% 7/15/46 (a)(b)	2,500,000	2,452,469
Class F, 3.873% 7/15/46 (a)	494,000	467,049
Class H, 3.873% 7/15/46 (a)	2,683,000	2,485,474
Class NR, 3.873% 7/15/46 (a)	1,322,500	1,261,304
Series 2012-CBX:
Class D, 4.8225% 6/15/45 (a)(b)	3,373,000	3,169,979
Class E, 4.8225% 6/15/45 (a)(b)(d)	3,206,000	1,570,940
Class F, 4% 6/15/45 (a)	3,743,000	795,388
Class G 4% 6/15/45 (a)	4,129,000	280,894
Series 2013-LC11:
Class D, 4.1639% 4/15/46 (b)	3,677,000	2,657,762
Class E, 3.25% 4/15/46 (a)(b)	104,000	63,054
Class F, 3.25% 4/15/46 (a)(b)	5,894,000	2,174,297
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (a)(b)(d)	3,213,000	217,070
Class E, 3.8046% 6/10/27 (a)(b)(d)	4,232,000	85,740
Series 2018-AON Class F, 4.6132% 7/5/31 (a)(b)	2,150,000	2,074,020
Series 2019-OSB Class E, 3.7828% 6/5/39 (a)(b)	2,350,000	2,065,703
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (a)	2,771,000	2,549,961
Class FFX, 4.6254% 1/16/37 (a)	2,388,000	2,178,834
Class GFX, 4.6882% 1/16/37 (a)(b)	942,000	850,825
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 4.825% 8/15/38 (a)(b)(e)	4,472,000	4,205,467
La Quita Mortgage Trust floater Series 2022-LAQ Class F, CME TERM SOFR 1 MONTH INDEX + 5.970% 6.7669% 3/15/39 (a)(b)(e)	2,352,000	2,275,516
Liberty Street Trust Series 2016-225L Class E, 4.6485% 2/10/36 (a)(b)	2,063,000	1,886,333
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 3.825% 3/15/38 (a)(b)(e)	14,160,668	13,177,569
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (a)(b)	1,976,000	1,391,605
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 6.125% 11/15/38 (a)(b)(e)	12,817,000	11,805,595
Merit floater Series 2021-STOR Class G, 1 month U.S. LIBOR + 2.750% 3.625% 7/15/38 (a)(b)(e)	735,000	682,209
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, 1 month U.S. LIBOR + 3.200% 4.076% 4/15/38 (a)(b)(e)	14,000,000	13,089,187
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 3.275% 5/15/23 (a)(b)(e)	3,850,000	3,564,540
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.950% 4.7392% 1/15/27 (a)(b)(e)	2,352,000	2,237,135
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (a)(b)	1,144,000	896,912
Class E, 3.4767% 2/10/42 (a)(b)	841,000	626,751
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	1,666,000	1,482,359
Series 2012-C5 Class E, 4.7151% 8/15/45 (a)(b)	889,000	885,968
Series 2012-C6 Class D, 4.5907% 11/15/45 (a)(b)	3,633,000	3,586,505
Series 2012-C6, Class F, 4.5907% 11/15/45 (a)(b)(d)	1,575,000	1,437,548
Series 2013-C12 Class D, 4.7623% 10/15/46 (a)(b)	3,996,000	3,648,305
Series 2013-C13:
Class D, 4.8963% 11/15/46 (a)(b)	5,150,000	4,775,936
Class E, 4.8963% 11/15/46 (a)(b)	1,666,000	1,427,030
Series 2013-C8 Class D, 4.0102% 12/15/48 (a)(b)	1,883,000	1,845,635
Series 2013-C9:
Class D, 4.1068% 5/15/46 (a)(b)	4,440,000	4,131,146
Class E, 4.1068% 5/15/46 (a)(b)	1,594,370	1,379,467
Series 2016-C30 Class D, 3% 9/15/49 (a)	798,000	564,323
Series 2017-C33 Class D, 3.356% 5/15/50 (a)	2,932,000	2,445,192
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)(b)	22,163	22,050
Series 2011-C2:
Class D, 5.2113% 6/15/44 (a)(b)	4,267,569	4,135,420
Class F, 5.2113% 6/15/44 (a)(b)(d)	3,015,000	1,959,750
Series 2011-C3:
Class C, 5.0847% 7/15/49 (a)(b)	415,665	414,428
Class D, 5.0847% 7/15/49 (a)(b)	8,074,000	7,840,152
Class E, 5.0847% 7/15/49 (a)(b)	2,610,000	2,329,629
Class F, 5.0847% 7/15/49 (a)(b)	984,000	705,075
Class G, 5.0847% 7/15/49 (a)(b)(d)	3,536,800	1,901,050
Series 2012-C4 Class D, 5.1638% 3/15/45 (a)(b)	984,102	925,056
Series 2015-MS1 Class D, 4.0349% 5/15/48 (a)(b)	4,300,000	3,728,085
Series 2015-UBS8 Class D, 3.18% 12/15/48 (a)	1,747,000	1,330,098
Series 2016-BNK2 Class C, 3% 11/15/49 (a)	4,506,000	3,636,090
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 3.475% 11/15/34 (a)(b)(e)	916,000	891,064
Series 2017-H1 Class D, 2.546% 6/15/50 (a)	1,449,000	1,138,379
Series 2018-MP Class E, 4.276% 7/11/40 (a)(b)	2,499,000	1,990,076
Series 2020-CNP Class D, 2.4276% 4/5/42 (a)(b)	1,043,000	764,880
Motel 6 Trust floater Series 2021-MTL6:
Class F, 1 month U.S. LIBOR + 3.550% 4.4247% 9/15/38 (a)(b)(e)	814,800	785,145
Class G, 1 month U.S. LIBOR + 4.700% 5.5747% 9/15/38 (a)(b)(e)	800,100	769,766
Class H, 1 month U.S. LIBOR + 6.000% 6.8747% 9/15/38 (a)(b)(e)	435,400	418,719
MRCD Mortgage Trust Series 2019-PARK:
Class G, 2.7175% 12/15/36 (a)	10,373,000	9,089,406
Class J, 4.25% 12/15/36 (a)	5,222,000	4,677,336
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 3.925% 10/15/37 (a)(b)(e)	1,024,000	985,614
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (a)(b)	1,014,000	757,140
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME TERM SOFR 1 MONTH INDEX + 5.280% 6.0668% 3/15/39 (a)(b)(e)	4,473,000	4,295,649
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 3.6247% 6/15/35 (a)(b)(e)	262,000	231,968
Class WAN2, 1 month U.S. LIBOR + 3.750% 4.6247% 6/15/35 (a)(b)(e)	222,000	177,959
Series 2018-285M Class F, 3.7904% 11/15/32 (a)(b)	909,000	892,816
Series 2018-TECH:
Class E, 1 month U.S. LIBOR + 2.250% 3.125% 11/15/34 (a)(b)(e)	638,000	604,405
Class F, 1 month U.S. LIBOR + 3.000% 3.875% 11/15/34 (a)(b)(e)	96,000	91,118
Class G, 1 month U.S. LIBOR + 4.000% 4.875% 11/15/34 (a)(b)(e)	572,000	543,880
Series 2019-10K:
Class E, 4.1346% 5/15/39 (a)(b)	984,000	764,056
Class F, 4.1346% 5/15/39 (a)(b)	3,014,000	2,268,790
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (a)(b)	1,754,950	1,642,225
Class AMZ3, 3.5% 1/15/37 (a)(b)	822,675	759,982
Class MSK3, 3.25% 12/15/36 (a)(b)	1,755,550	1,574,308
OPG Trust floater Series 2021-PORT Class J, 1 month U.S. LIBOR + 3.340% 4.221% 10/15/36 (a)(b)(e)	2,213,000	2,045,488
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 4.225% 7/15/38 (a)(b)(e)	2,225,000	2,079,748
Class NR, 1 month U.S. LIBOR + 6.000% 6.875% 7/15/38 (a)(b)(e)	631,000	593,016
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	1,631,724	1,791,372
SFO Commercial Mortgage Trust floater Series 2021-555 Class F, 1 month U.S. LIBOR + 3.650% 4.525% 5/15/38 (a)(b)(e)	1,383,000	1,279,205
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (a)(b)	3,206,000	2,508,177
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (a)(b)	3,855,000	3,427,972
Class G, 3.7276% 3/15/37 (a)(b)	1,782,000	1,510,278
SLG Office Trust:
sequential payer Series 2021-OVA Class A, 2.5854% 7/15/41 (a)	2,000,000	1,751,526
Series 2021-OVA Class G, 2.8506% 7/15/41 (a)	8,069,000	5,829,181
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 4.132% 1/15/39 (a)(b)(e)	3,360,000	3,171,181
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (a)(b)	2,499,000	1,947,845
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 4.1408% 10/15/38 (a)(b)(e)	3,339,000	3,047,124
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 4.7905% 11/15/36 (a)(b)(e)	1,803,000	1,703,014
STWD Trust floater sequential payer Series 2021-LIH:
Class F, 1 month U.S. LIBOR + 3.550% 4.426% 11/15/36 (a)(b)(e)	2,500,000	2,322,343
Class G, 1 month U.S. LIBOR + 4.200% 5.075% 11/15/36 (a)(b)(e)	1,134,000	1,056,523
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 4.72% 6/15/26 (a)(b)(e)	1,008,000	945,750
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 6.2233% 5/10/45 (a)(b)	457,821	427,605
Class E, 5% 5/10/45 (a)(b)	1,911,000	745,290
Class F, 5% 5/10/45 (a)(b)	2,484,000	124,772
Series 2018-C8 Class C, 4.6988% 2/15/51 (b)	756,000	727,767
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (a)(b)	2,090,000	1,596,953
Series 2012-WRM Class C, 4.238% 6/10/30 (a)(b)	890,000	793,806
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.4397% 1/10/45 (a)(b)	458,223	451,487
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 5.875% 7/15/39 (a)(b)(e)	693,000	662,612
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 4.775% 7/15/39 (a)(b)(e)	3,009,000	2,874,001
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 5.4356% 1/18/37 (a)(b)(e)	9,895,000	9,405,449
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-SAVE Class E, 1 month U.S. LIBOR + 3.650% 4.525% 2/15/40 (a)(b)(e)	511,779	476,931
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (a)	2,108,000	1,606,526
Series 2012-LC5:
Class E, 4.7182% 10/15/45 (a)(b)	1,051,000	1,037,017
Class F, 4.7182% 10/15/45 (a)(b)	588,000	544,748
Series 2015-NXS4 Class D, 3.6857% 12/15/48 (b)	1,834,000	1,657,163
Series 2016-BNK1 Class D, 3% 8/15/49 (a)	1,526,000	992,284
Series 2016-NXS6 Class D, 3.059% 11/15/49 (a)	4,250,000	3,480,232
Series 2017-RB1 Class D, 3.401% 3/15/50 (a)	1,824,000	1,526,257
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)(d)	1,252,600	51,734
Series 2011-C3:
Class D, 5.3744% 3/15/44 (a)(b)	3,938,666	1,555,773
Class E, 5% 3/15/44 (a)	1,258,000	6,290
Class F, 5% 3/15/44 (a)	1,262,850	114
Series 2011-C4:
Class D, 4.8884% 6/15/44 (a)(b)	1,616,000	1,492,026
Class E, 4.8884% 6/15/44 (a)(b)	1,274,000	992,595
Series 2011-C5:
Class E, 5.5194% 11/15/44 (a)(b)	1,809,957	1,804,769
Class F, 5.25% 11/15/44 (a)(b)	3,930,000	3,604,645
Class G, 5.25% 11/15/44 (a)(b)	1,255,150	1,113,256
Series 2012-C7:
Class E, 4.6305% 6/15/45 (a)(b)	1,514,000	136,260
Class F, 4.5% 6/15/45 (a)	1,470,000	7,350
Class G, 4.5% 6/15/45 (a)(d)	4,218,750	414
Series 2012-C8:
Class D, 4.8846% 8/15/45 (a)(b)	833,000	829,439
Class E, 4.8846% 8/15/45 (a)(b)	1,167,000	1,159,896
Series 2013-C11:
Class D, 4.2299% 3/15/45 (a)(b)	1,865,000	1,803,586
Class E, 4.2299% 3/15/45 (a)(b)	4,999,000	4,674,642
Series 2013-C13 Class D, 4.1446% 5/15/45 (a)(b)	1,499,000	1,441,704
Series 2013-C16 Class D, 4.9858% 9/15/46 (a)(b)	668,000	633,455
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/36 (a)(b)	4,695,000	3,655,537
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (a)(b)	1,638,000	1,350,305
Class PR2, 3.516% 6/5/35 (a)(b)	4,354,000	3,322,840
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $775,017,409)		693,192,585
	Shares	Value

Common Stocks - 0.3%
Diversified Financial Services - 0.2%
Cyxtera Technologies, Inc. Class A (g)	100,600	1,490,892
Homebuilders/Real Estate - 0.1%
iStar Financial, Inc.	80,416	1,399,238
TOTAL COMMON STOCKS
(Cost $2,017,980)		2,890,130

Preferred Stocks - 2.7%
Convertible Preferred Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
RLJ Lodging Trust Series A, 1.95%	70,550	1,883,685
Nonconvertible Preferred Stocks - 2.5%
Diversified Financial Services - 0.6%
AGNC Investment Corp. Series E, 6.50% (b)	147,792	3,471,634
MFA Financial, Inc. Series B, 7.50%	80,525	1,861,335
		5,332,969
Homebuilders/Real Estate - 1.9%
Arbor Realty Trust, Inc. Series F, 6.25% (b)	92,000	1,988,120
DiamondRock Hospitality Co. 8.25%	25,800	705,630
Digitalbridge Group, Inc.:
Series H, 7.125%	59,229	1,420,311
Series I, 7.15%	71,600	1,690,476
Dynex Capital, Inc. Series C 6.90% (b)	57,707	1,405,165
Franklin BSP Realty Trust, Inc. 7.50%	87,175	1,923,081
iStar Financial, Inc. Series G, 7.65%	70,700	1,750,532
Rexford Industrial Realty, Inc. Series B, 5.875%	91,475	2,264,006
UMH Properties, Inc. Series C, 6.75%	98,998	2,490,790
		15,638,111

TOTAL NONCONVERTIBLE PREFERRED STOCKS		20,971,080

TOTAL PREFERRED STOCKS
(Cost $23,321,684)		22,854,765
	Principal Amount	Value

Bank Loan Obligations - 3.9%
Air Transportation - 0.6%
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.96% 12/23/22 (b)(d)(e)(h)	5,480,000	5,288,200
Diversified Financial Services - 2.6%
Agellan Portfolio 9% 8/7/25 (b)(d)(h)	908,000	917,080
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.7817% 1/9/24 (b)(d)(e)(h)	5,000,000	4,950,000
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.450% 5.3061% 1/21/27 (b)(d)(e)(h)	4,700,000	4,676,500
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 9.3748% 11/15/22 (b)(d)(e)(h)	11,130,675	11,130,675

TOTAL DIVERSIFIED FINANCIAL SERVICES		21,674,255

Homebuilders/Real Estate - 0.3%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8096% 8/21/25 (b)(e)(h)	2,895,899	2,807,226
Hotels - 0.4%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.8451% 9/9/26 (b)(e)(h)	1,772,447	1,731,095
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.0596% 8/2/28 (b)(e)(h)	343,275	333,262
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.81% 4/27/24 (b)(e)(h)	862,341	828,925

TOTAL HOTELS		2,893,282

TOTAL BANK LOAN OBLIGATIONS
(Cost $33,071,686)		32,662,963

Preferred Securities - 0.0%
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (a)(d)	3,000,000	60,000
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (a)(d)	3,100,000	310
TOTAL PREFERRED SECURITIES
(Cost $6,004,704)		60,310
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.82% (i)
(Cost $11,350,351)	11,348,081	11,350,351
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $939,084,847)		842,571,950
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,320,374
NET ASSETS - 100%		$844,892,324

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $739,523,362 or 87.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,141 or 0.0% of net assets.

 (g) Non-income producing

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.2343% 6/25/43	9/29/03	$39,892
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.2343% 6/25/43	9/29/03	$1,412

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.82%	$52,745,879	$79,919,927	$121,315,455	$17,598	$--	$--	$11,350,351	0.0%
Total	$52,745,879	$79,919,927	$121,315,455	$17,598	$--	$--	$11,350,351

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$10,649,335	$10,649,335	$--	$--
Information Technology	1,490,892	1,490,892	--	--
Real Estate	13,604,668	11,720,983	1,883,685	--
Corporate Bonds	38,888,288	--	38,888,288	--
Asset-Backed Securities	40,628,720	--	40,627,622	1,098
Collateralized Mortgage Obligations	43,838	--	34,502	9,336
Commercial Mortgage Securities	693,192,585	--	679,024,236	14,168,349
Bank Loan Obligations	32,662,963	--	5,700,508	26,962,455
Preferred Securities	60,310	--	--	60,310
Money Market Funds	11,350,351	11,350,351	--	--
Total Investments in Securities:	$842,571,950	$35,211,561	$766,158,841	$41,201,548

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$18,382,360
Net Realized Gain (Loss) on Investment Securities	(2,708,374)
Net Unrealized Gain (Loss) on Investment Securities	2,286,563
Cost of Purchases	--
Proceeds of Sales	(2,287,144)
Amortization/Accretion	(343,761)
Transfers into Level 3	8,389,727
Transfers out of Level 3	(9,551,022)
Ending Balance	$14,168,349
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2022	$(81,655)
Bank Loan Obligations
Beginning Balance	$19,322,516
Net Realized Gain (Loss) on Investment Securities	(11)
Net Unrealized Gain (Loss) on Investment Securities	(295,232)
Cost of Purchases	9,692,961
Proceeds of Sales	(1,765,131)
Amortization/Accretion	7,352
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$26,962,455
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2022	$(295,232)
Other Investments in Securities
Beginning Balance	$68,384
Net Realized Gain (Loss) on Investment Securities	878
Net Unrealized Gain (Loss) on Investment Securities	(48,699)
Cost of Purchases	190,822
Proceeds of Sales	(1,768)
Amortization/Accretion	(142,121)
Transfers into Level 3	7,726
Transfers out of Level 3	(4,478)
Ending Balance	$70,744
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2022	$(48,699)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $927,734,496)	$831,221,599
Fidelity Central Funds (cost $11,350,351)	11,350,351
Total Investment in Securities (cost $939,084,847)		$842,571,950
Cash		24,909
Receivable for investments sold		1,583,136
Dividends receivable		123,366
Interest receivable		3,496,807
Distributions receivable from Fidelity Central Funds		8,223
Prepaid expenses		147
Other receivables		42
Total assets		847,808,580
Liabilities
Payable for investments purchased	$1,961,362
Distributions payable	324,684
Accrued management fee	501,301
Other affiliated payables	41,958
Other payables and accrued expenses	86,951
Total liabilities		2,916,256
Net Assets		$844,892,324
Net Assets consist of:
Paid in capital		$963,332,115
Total accumulated earnings (loss)		(118,439,791)
Net Assets		$844,892,324
Net Asset Value, offering price and redemption price per share ($844,892,324 ÷ 110,590,395 shares)		$7.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$746,422
Interest		20,292,114
Income from Fidelity Central Funds		17,598
Total income		21,056,134
Expenses
Management fee	$3,156,122
Transfer agent fees	67,940
Accounting fees and expenses	194,635
Custodian fees and expenses	3,270
Independent trustees' fees and expenses	1,566
Audit	96,336
Legal	143
Miscellaneous	3,725
Total expenses before reductions	3,523,737
Expense reductions	(7,543)
Total expenses after reductions		3,516,194
Net investment income (loss)		17,539,940
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,957,749)
Total net realized gain (loss)		(1,957,749)
Change in net unrealized appreciation (depreciation) on investment securities		(64,353,680)
Net gain (loss)		(66,311,429)
Net increase (decrease) in net assets resulting from operations		$(48,771,489)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,539,940	$32,403,728
Net realized gain (loss)	(1,957,749)	1,569,874
Change in net unrealized appreciation (depreciation)	(64,353,680)	45,558,308
Net increase (decrease) in net assets resulting from operations	(48,771,489)	79,531,910
Distributions to shareholders	(19,615,291)	(35,060,206)
Share transactions
Proceeds from sales of shares	1,000,000	118,054,500
Reinvestment of distributions	17,424,159	31,502,367
Cost of shares redeemed	(51,087,875)	(5,109,731)
Net increase (decrease) in net assets resulting from share transactions	(32,663,716)	144,447,136
Total increase (decrease) in net assets	(101,050,496)	188,918,840
Net Assets
Beginning of period	945,942,820	757,023,980
End of period	$844,892,324	$945,942,820
Other Information
Shares
Sold	130,890	14,527,015
Issued in reinvestment of distributions	2,190,449	3,876,956
Redeemed	(6,509,770)	(626,815)
Net increase (decrease)	(4,188,431)	17,777,156

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate High Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$8.24	$7.80	$8.77	$8.44	$8.60	$8.51
Income from Investment Operations
Net investment income (loss)A,B	.154	.305	.341	.418	.417	.433
Net realized and unrealized gain (loss)	(.581)	.469	(.972)	.338	(.148)	.064
Total from investment operations	(.427)	.774	(.631)	.756	.269	.497
Distributions from net investment income	(.173)	(.334)	(.339)	(.426)	(.429)	(.407)
Total distributions	(.173)	(.334)	(.339)	(.426)	(.429)	(.407)
Net asset value, end of period	$7.64	$8.24	$7.80	$8.77	$8.44	$8.60
Total ReturnC,D	(5.25)%	10.07%	(7.06)%	9.15%	3.23%	5.94%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.78%G	.78%	.79%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.78%G	.78%	.79%	.80%	.80%	.80%
Expenses net of all reductions	.78%G	.78%	.79%	.79%	.80%	.80%
Net investment income (loss)	3.89%G	3.74%	4.41%	4.83%	4.91%	5.03%
Supplemental Data
Net assets, end of period (000 omitted)	$844,892	$945,943	$757,024	$821,523	$732,992	$1,103,106
Portfolio turnover rateH	18%G	22%	27%	26%	13%I	18%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022

1. Organization.

Fidelity Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Bank Loan Obligations	$ 26,962,455	Discounted cash flow	Yield	5.5%-10.0%/8.3%	Decrease
		Indicative market price	Evaluated bid	$96.50	Increase
Preferred Securities	$60,310	Indicative market price	Evaluated bid	$0.00-$2.00/$1.99	Increase
Asset-Backed Securities	$1,098	Indicative market price	Evaluated bid	$0.00-$0.01/$0.01	Increase
Commercial Mortgage Securities	$14,168,349	Indicative market price	Evaluated bid	$0.01-$91.27/$67.20	Increase
Collateralized Mortgage Obligations	$9,336	Indicative market price	Evaluated bid	$2.89-$27.22/$22.84	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), market discount, controlled foreign corporations and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,422,234
Gross unrealized depreciation	(110,911,911)
Net unrealized appreciation (depreciation)	$(96,489,677)
Tax cost	$939,061,627

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(7,036,479)
Long-term	(13,639,879)
Total capital loss carryforward	$(20,676,358)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate High Income Fund	79,036,202	85,182,621

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .02% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Real Estate High Income Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Real Estate High Income Fund	$59

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Real Estate High Income Fund	$760

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $191.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $7,352.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, otherwise unaffiliated shareholders each were owners of record of more than 50% of the outstanding shares as follows:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Real Estate High Income Fund	3	56%

9. Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Real Estate High Income Fund	.78%
Actual		$1,000.00	$947.50	$3.79
Hypothetical-C		$1,000.00	$1,021.04	$3.93

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in March 2019 and October 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Real Estate High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Real Estate High Income Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the 12-month period ending September 30, 2021. The Board considered that the fund is a specialized institutional product that, unlike the majority of funds in its peer group, primarily invests in lower quality commercial mortgage-backed securities and other real estate-related investments, which require significant proprietary research and investment expertise. The Board noted that FMR has not identified any other publicly-available competitor open-end funds that are comparable.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the fund ranked above the similar sales load structure group competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2021. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of the fund is above the competitive median due to the fund's higher than standard management fee, which reflects the fund's specialized investment strategy as discussed above.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profit was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

REHI-SANN-0722
1.723505.123

Fidelity Advisor® Dividend Growth Fund

Semi-Annual Report

May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2022

% of fund's net assets
Microsoft Corp.	6.8
UnitedHealth Group, Inc.	2.1
Bristol-Myers Squibb Co.	1.9
Apple, Inc.	1.9
Cigna Corp.	1.8
Verizon Communications, Inc.	1.8
Visa, Inc. Class A	1.5
Dollar General Corp.	1.5
The Coca-Cola Co.	1.4
General Electric Co.	1.4
22.1

Market Sectors as of May 31, 2022

% of fund's net assets
Information Technology	20.5
Health Care	13.6
Consumer Staples	9.2
Industrials	9.0
Financials	8.0
Consumer Discretionary	7.8
Communication Services	7.6
Utilities	6.8
Energy	6.1
Materials	4.1
Real Estate	3.7

Asset Allocation (% of fund's net assets)

As of May 31, 2022*
Stocks	96.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

 * Foreign investments - 15.2%

Geographic Diversification (% of fund's net assets)

As of May 31, 2022
United States of America*	84.8%
Canada	6.1%
Bermuda	1.1%
Bailiwick of Jersey	1.0%
Sweden	1.0%
Germany	1.0%
India	0.8%
Spain	0.8%
Switzerland	0.7%
Other	2.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 3.1%
Cellnex Telecom SA (a)	174,700	$7,884
Deutsche Telekom AG	301,400	6,201
Verizon Communications, Inc.	385,400	19,767
		33,852
Entertainment - 1.8%
Activision Blizzard, Inc.	128,100	9,976
Electronic Arts, Inc.	46,600	6,461
The Walt Disney Co. (b)	35,800	3,954
		20,391
Interactive Media & Services - 1.6%
Alphabet, Inc. Class A (b)	4,600	10,466
Meta Platforms, Inc. Class A (b)	40,000	7,746
		18,212
Media - 1.1%
Comcast Corp. Class A	271,750	12,033

TOTAL COMMUNICATION SERVICES		84,488

CONSUMER DISCRETIONARY - 7.8%
Automobiles - 0.1%
General Motors Co. (b)	28,500	1,102
Diversified Consumer Services - 0.3%
H&R Block, Inc. (c)	83,400	2,939
Hotels, Restaurants & Leisure - 2.7%
Churchill Downs, Inc.	27,700	5,607
Domino's Pizza, Inc.	15,200	5,520
Expedia, Inc. (b)	34,700	4,488
Hilton Worldwide Holdings, Inc.	24,900	3,507
Krispy Kreme, Inc. (c)	96,900	1,436
Marriott International, Inc. Class A	22,100	3,792
Restaurant Brands International, Inc. (c)	100,700	5,288
Starbucks Corp.	100	8
		29,646
Household Durables - 1.4%
D.R. Horton, Inc.	73,600	5,531
Lennar Corp. Class A	125,700	10,087
		15,618
Multiline Retail - 1.6%
Dollar General Corp.	74,300	16,371
Target Corp.	11,000	1,781
		18,152
Specialty Retail - 1.7%
Camping World Holdings, Inc. (c)	55,100	1,495
Lowe's Companies, Inc.	59,000	11,523
TJX Companies, Inc.	58,800	3,738
Williams-Sonoma, Inc.	19,700	2,520
		19,276

TOTAL CONSUMER DISCRETIONARY		86,733

CONSUMER STAPLES - 9.2%
Beverages - 3.7%
Constellation Brands, Inc. Class A (sub. vtg.)	40,000	9,819
Diageo PLC	27,154	1,262
Keurig Dr. Pepper, Inc.	410,200	14,250
The Coca-Cola Co.	246,700	15,636
		40,967
Food & Staples Retailing - 1.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	162,800	7,397
Sysco Corp.	7,700	648
Walmart, Inc.	80,300	10,329
		18,374
Food Products - 0.1%
Archer Daniels Midland Co.	15,200	1,380
Household Products - 1.0%
Reynolds Consumer Products, Inc.	297,200	8,090
Spectrum Brands Holdings, Inc.	39,285	3,447
		11,537
Tobacco - 2.7%
Altria Group, Inc.	270,273	14,619
Philip Morris International, Inc.	45,600	4,845
Swedish Match Co. AB	1,014,400	10,484
		29,948

TOTAL CONSUMER STAPLES		102,206

ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
ARC Resources Ltd.	540,700	8,144
Cameco Corp. (c)	111,700	2,733
Canadian Natural Resources Ltd. (c)	154,600	10,255
Cool Co. Ltd. (b)	173,200	1,709
Energy Transfer LP	590,400	6,884
Enterprise Products Partners LP	426,700	11,700
Exxon Mobil Corp.	145,322	13,951
Reliance Industries Ltd. sponsored GDR (a)	131,000	8,803
Viper Energy Partners LP	101,953	3,422
		67,601
FINANCIALS - 8.0%
Banks - 2.0%
Bank of America Corp.	194,100	7,221
Wells Fargo & Co.	323,690	14,815
		22,036
Capital Markets - 2.4%
BlackRock, Inc. Class A	9,100	6,089
Brookfield Asset Management, Inc. Class A	86,600	4,382
Intercontinental Exchange, Inc.	119,100	12,195
S&P Global, Inc.	12,548	4,385
		27,051
Diversified Financial Services - 0.5%
Apollo Global Management, Inc.	91,400	5,268
Insurance - 3.1%
Arthur J. Gallagher & Co.	74,000	11,984
Brookfield Asset Management Reinsurance Partners Ltd.	491	25
Marsh & McLennan Companies, Inc.	47,400	7,582
The Travelers Companies, Inc.	84,200	15,075
		34,666

TOTAL FINANCIALS		89,021

HEALTH CARE - 13.6%
Biotechnology - 0.4%
AbbVie, Inc.	29,100	4,288
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	52,500	3,993
Becton, Dickinson & Co.	25,100	6,421
		10,414
Health Care Providers & Services - 5.5%
Cigna Corp.	75,600	20,283
CVS Health Corp.	66,100	6,395
Humana, Inc.	24,300	11,038
UnitedHealth Group, Inc.	46,897	23,297
		61,013
Life Sciences Tools & Services - 1.5%
Danaher Corp.	13,000	3,430
Thermo Fisher Scientific, Inc.	24,000	13,622
		17,052
Pharmaceuticals - 5.2%
AstraZeneca PLC (United Kingdom)	44,600	5,895
Bristol-Myers Squibb Co.	273,100	20,605
Eli Lilly & Co.	34,800	10,908
Merck KGaA	21,200	3,997
Perrigo Co. PLC	13,900	554
Pfizer, Inc.	40,900	2,169
Roche Holding AG (participation certificate)	22,070	7,521
Sanofi SA	25,600	2,731
UCB SA	38,600	3,405
		57,785

TOTAL HEALTH CARE		150,552

INDUSTRIALS - 9.0%
Aerospace & Defense - 1.9%
Airbus Group NV	27,500	3,223
L3Harris Technologies, Inc.	13,300	3,204
Northrop Grumman Corp.	18,700	8,751
The Boeing Co. (b)	44,400	5,834
		21,012
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	13,700	2,497
Airlines - 0.1%
Copa Holdings SA Class A (b)	17,300	1,223
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	20,800	1,442
Commercial Services & Supplies - 1.0%
GFL Environmental, Inc.	347,600	10,608
Industrial Conglomerates - 1.6%
General Electric Co.	199,487	15,618
Hitachi Ltd.	44,000	2,283
		17,901
Machinery - 2.3%
Allison Transmission Holdings, Inc.	279,943	11,201
Caterpillar, Inc.	11,700	2,525
Deere & Co.	18,400	6,583
Fortive Corp.	23,800	1,470
Toro Co.	47,700	3,935
		25,714
Marine - 0.2%
2020 Bulkers Ltd.	202,600	2,763
Professional Services - 0.5%
Equifax, Inc.	21,300	4,315
Leidos Holdings, Inc.	10,400	1,087
		5,402
Road & Rail - 1.0%
Canadian Pacific Railway Ltd.	87,600	6,258
TFI International, Inc. (Canada)	56,000	4,599
		10,857
Trading Companies & Distributors - 0.1%
Watsco, Inc.	2,900	741

TOTAL INDUSTRIALS		100,160

INFORMATION TECHNOLOGY - 20.5%
Electronic Equipment & Components - 0.2%
Jabil, Inc.	42,400	2,608
IT Services - 5.8%
Amadeus IT Holding SA Class A (b)	9,700	604
Cognizant Technology Solutions Corp. Class A	66,600	4,975
DXC Technology Co. (b)	46,600	1,641
Fidelity National Information Services, Inc.	97,800	10,220
Genpact Ltd.	262,400	11,643
Global Payments, Inc.	19,900	2,608
MasterCard, Inc. Class A	10,900	3,901
SS&C Technologies Holdings, Inc.	180,600	11,557
Visa, Inc. Class A	80,100	16,995
		64,144
Semiconductors & Semiconductor Equipment - 3.9%
Broadcom, Inc.	14,500	8,412
KLA Corp.	8,000	2,919
Lam Research Corp.	6,900	3,588
Marvell Technology, Inc.	218,700	12,936
Microchip Technology, Inc.	13,400	974
NVIDIA Corp.	32,900	6,143
NXP Semiconductors NV	14,500	2,752
Teradyne, Inc.	38,700	4,228
Universal Display Corp.	6,000	758
		42,710
Software - 8.3%
Intuit, Inc.	25,300	10,486
Microsoft Corp.	276,800	75,251
Oracle Corp.	86,800	6,243
		91,980
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	138,396	20,599
Samsung Electronics Co. Ltd.	87,950	4,771
		25,370

TOTAL INFORMATION TECHNOLOGY		226,812

MATERIALS - 4.1%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	4,200	1,034
CF Industries Holdings, Inc.	18,900	1,867
Valvoline, Inc.	277,600	9,288
		12,189
Metals & Mining - 3.0%
Barrick Gold Corp.	144,900	2,969
Freeport-McMoRan, Inc.	146,900	5,741
Glencore Xstrata PLC	1,724,400	11,373
Newmont Corp.	189,000	12,824
		32,907

TOTAL MATERIALS		45,096

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Tower Corp.	39,700	10,168
Crown Castle International Corp.	14,400	2,731
CubeSmart	18,700	833
Digital Realty Trust, Inc.	49,000	6,840
Four Corners Property Trust, Inc.	150,500	4,149
National Retail Properties, Inc.	67,200	2,977
Park Hotels & Resorts, Inc.	155,400	2,807
Public Storage	11,300	3,736
Simon Property Group, Inc.	57,000	6,535
		40,776
UTILITIES - 6.8%
Electric Utilities - 3.5%
Constellation Energy Corp.	25,133	1,560
Duke Energy Corp.	10,100	1,136
Edison International	161,600	11,297
Exelon Corp.	210,800	10,361
FirstEnergy Corp.	62,200	2,672
NextEra Energy, Inc.	22,300	1,688
Southern Co.	124,700	9,435
		38,149
Gas Utilities - 0.4%
Brookfield Infrastructure Corp. A Shares	65,000	4,586
Independent Power and Renewable Electricity Producers - 1.3%
NextEra Energy Partners LP	50,700	3,633
The AES Corp.	297,200	6,550
Vistra Corp.	156,400	4,124
		14,307
Multi-Utilities - 1.6%
CenterPoint Energy, Inc.	337,500	10,817
Dominion Energy, Inc.	81,000	6,822
		17,639

TOTAL UTILITIES		74,681

TOTAL COMMON STOCKS
(Cost $903,131)		1,068,126

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.82% (d)	40,177,124	40,185
Fidelity Securities Lending Cash Central Fund 0.82% (d)(e)	14,785,047	14,787
TOTAL MONEY MARKET FUNDS
(Cost $54,972)		54,972
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $958,103)		1,123,098
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(14,918)
NET ASSETS - 100%		$1,108,180

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,687,000 or 1.5% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.82%	$2,542	$132,467	$94,824	$33	$--	$--	$40,185	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	25,359	77,688	88,260	53	--	--	14,787	0.0%
Total	$27,901	$210,155	$183,084	$86	$--	$--	$54,972

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$84,488	$70,403	$14,085	$--
Consumer Discretionary	86,733	86,733	--	--
Consumer Staples	102,206	90,460	11,746	--
Energy	67,601	67,601	--	--
Financials	89,021	89,021	--	--
Health Care	150,552	133,139	17,413	--
Industrials	100,160	94,654	5,506	--
Information Technology	226,812	226,208	604	--
Materials	45,096	33,723	11,373	--
Real Estate	40,776	40,776	--	--
Utilities	74,681	74,681	--	--
Money Market Funds	54,972	54,972	--	--
Total Investments in Securities:	$1,123,098	$1,062,371	$60,727	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,442) — See accompanying schedule: Unaffiliated issuers (cost $903,131)	$1,068,126
Fidelity Central Funds (cost $54,972)	54,972
Total Investment in Securities (cost $958,103)		$1,123,098
Cash		35
Foreign currency held at value (cost $50)		50
Receivable for investments sold		1,976
Receivable for fund shares sold		1,209
Dividends receivable		1,244
Distributions receivable from Fidelity Central Funds		39
Other receivables		25
Total assets		1,127,676
Liabilities
Payable for investments purchased	$3,222
Payable for fund shares redeemed	684
Accrued management fee	297
Distribution and service plan fees payable	273
Other affiliated payables	195
Other payables and accrued expenses	38
Collateral on securities loaned	14,787
Total liabilities		19,496
Net Assets		$1,108,180
Net Assets consist of:
Paid in capital		$860,496
Total accumulated earnings (loss)		247,684
Net Assets		$1,108,180
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($449,255 ÷ 24,444 shares)(a)		$18.38
Maximum offering price per share (100/94.25 of $18.38)		$19.50
Class M:
Net Asset Value and redemption price per share ($349,120 ÷ 19,109 shares)(a)		$18.27
Maximum offering price per share (100/96.50 of $18.27)		$18.93
Class C:
Net Asset Value and offering price per share ($48,368 ÷ 2,820 shares)(a)		$17.15
Class I:
Net Asset Value, offering price and redemption price per share ($230,085 ÷ 11,664 shares)		$19.73
Class Z:
Net Asset Value, offering price and redemption price per share ($31,352 ÷ 1,558 shares)		$20.12

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$9,794
Income from Fidelity Central Funds (including $53 from security lending)		86
Total income		9,880
Expenses
Management fee
Basic fee	$3,076
Performance adjustment	(1,036)
Transfer agent fees	1,008
Distribution and service plan fees	1,748
Accounting fees	190
Custodian fees and expenses	22
Independent trustees' fees and expenses	2
Registration fees	39
Audit	34
Legal	1
Interest	1
Miscellaneous	3
Total expenses before reductions	5,088
Expense reductions	(18)
Total expenses after reductions		5,070
Net investment income (loss)		4,810
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	81,273
Foreign currency transactions	42
Total net realized gain (loss)		81,315
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(135,855)
Assets and liabilities in foreign currencies	(13)
Total change in net unrealized appreciation (depreciation)		(135,868)
Net gain (loss)		(54,553)
Net increase (decrease) in net assets resulting from operations		$(49,743)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,810	$7,898
Net realized gain (loss)	81,315	127,310
Change in net unrealized appreciation (depreciation)	(135,868)	126,363
Net increase (decrease) in net assets resulting from operations	(49,743)	261,571
Distributions to shareholders	(66,542)	(13,817)
Share transactions - net increase (decrease)	21,932	(26,125)
Total increase (decrease) in net assets	(94,353)	221,629
Net Assets
Beginning of period	1,202,533	980,904
End of period	$1,108,180	$1,202,533

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Dividend Growth Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$20.29	$16.20	$17.06	$17.97	$20.01	$16.90
Income from Investment Operations
Net investment income (loss)A,B	.08	.14	.27	.24C	.28	.25
Net realized and unrealized gain (loss)	(.84)	4.19	(.35)	1.39	.58	3.07
Total from investment operations	(.76)	4.33	(.08)	1.63	.86	3.32
Distributions from net investment income	(.16)	(.24)	(.25)	(.27)	(.26)	(.21)
Distributions from net realized gain	(.99)	–	(.54)	(2.27)	(2.65)	–
Total distributions	(1.15)	(.24)	(.78)D	(2.54)	(2.90)D	(.21)
Net asset value, end of period	$18.38	$20.29	$16.20	$17.06	$17.97	$20.01
Total ReturnE,F,G	(4.27)%	27.06%	(.60)%	12.84%	4.69%	19.81%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.82%J	.83%	.81%	.82%	.84%	.85%
Expenses net of fee waivers, if any	.82%J	.83%	.81%	.82%	.84%	.85%
Expenses net of all reductions	.82%J	.83%	.80%	.81%	.83%	.84%
Net investment income (loss)	.86%J	.73%	1.84%	1.53%C	1.58%	1.36%
Supplemental Data
Net assets, end of period (in millions)	$449	$477	$374	$421	$353	$376
Portfolio turnover rateK	63%J	54%	113%	75%	110%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.28%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Dividend Growth Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$20.14	$16.08	$16.94	$17.85	$19.90	$16.81
Income from Investment Operations
Net investment income (loss)A,B	.06	.09	.23	.20C	.24	.20
Net realized and unrealized gain (loss)	(.84)	4.17	(.35)	1.39	.57	3.05
Total from investment operations	(.78)	4.26	(.12)	1.59	.81	3.25
Distributions from net investment income	(.10)	(.20)	(.21)	(.23)	(.21)	(.16)
Distributions from net realized gain	(.99)	–	(.54)	(2.27)	(2.65)	–
Total distributions	(1.09)	(.20)	(.74)D	(2.50)	(2.86)	(.16)
Net asset value, end of period	$18.27	$20.14	$16.08	$16.94	$17.85	$19.90
Total ReturnE,F,G	(4.38)%	26.77%	(.85)%	12.59%	4.38%	19.50%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.07%J	1.07%	1.05%	1.07%	1.09%	1.09%
Expenses net of fee waivers, if any	1.06%J	1.07%	1.05%	1.07%	1.09%	1.09%
Expenses net of all reductions	1.06%J	1.07%	1.04%	1.06%	1.08%	1.09%
Net investment income (loss)	.62%J	.49%	1.59%	1.28%C	1.33%	1.11%
Supplemental Data
Net assets, end of period (in millions)	$349	$368	$316	$376	$363	$374
Portfolio turnover rateK	63%J	54%	113%	75%	110%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Dividend Growth Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$18.89	$15.10	$15.92	$16.92	$19.00	$16.06
Income from Investment Operations
Net investment income (loss)A,B	.01	(.01)	.14	.11C	.14	.10
Net realized and unrealized gain (loss)	(.79)	3.92	(.34)	1.29	.54	2.92
Total from investment operations	(.78)	3.91	(.20)	1.40	.68	3.02
Distributions from net investment income	–	(.12)	(.08)	(.14)	(.12)	(.08)
Distributions from net realized gain	(.96)	–	(.54)	(2.27)	(2.65)	–
Total distributions	(.96)	(.12)	(.62)	(2.40)D	(2.76)D	(.08)
Net asset value, end of period	$17.15	$18.89	$15.10	$15.92	$16.92	$19.00
Total ReturnE,F,G	(4.63)%	26.03%	(1.41)%	11.98%	3.86%	18.88%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.61%J	1.62%	1.61%	1.62%	1.61%	1.61%
Expenses net of fee waivers, if any	1.60%J	1.62%	1.61%	1.61%	1.61%	1.61%
Expenses net of all reductions	1.60%J	1.62%	1.60%	1.61%	1.60%	1.61%
Net investment income (loss)	.08%J	(.06)%	1.04%	.73%C	.81%	.59%
Supplemental Data
Net assets, end of period (in millions)	$48	$53	$56	$71	$137	$160
Portfolio turnover rateK	63%J	54%	113%	75%	110%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .48%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Dividend Growth Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.72	$17.32	$18.18	$18.97	$20.97	$17.70
Income from Investment Operations
Net investment income (loss)A,B	.11	.20	.32	.29C	.34	.30
Net realized and unrealized gain (loss)	(.90)	4.48	(.36)	1.50	.61	3.21
Total from investment operations	(.79)	4.68	(.04)	1.79	.95	3.51
Distributions from net investment income	(.21)	(.28)	(.28)	(.31)	(.30)	(.24)
Distributions from net realized gain	(.99)	–	(.54)	(2.27)	(2.65)	–
Total distributions	(1.20)	(.28)	(.82)	(2.58)	(2.95)	(.24)
Net asset value, end of period	$19.73	$21.72	$17.32	$18.18	$18.97	$20.97
Total ReturnD,E	(4.14)%	27.37%	(.36)%	13.13%	4.93%	20.07%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.59%H	.60%	.57%	.58%	.60%	.61%
Expenses net of fee waivers, if any	.59%H	.60%	.57%	.58%	.60%	.61%
Expenses net of all reductions	.59%H	.60%	.56%	.57%	.59%	.60%
Net investment income (loss)	1.10%H	.96%	2.08%	1.77%C	1.82%	1.59%
Supplemental Data
Net assets, end of period (in millions)	$230	$245	$180	$173	$166	$170
Portfolio turnover rateI	63%H	54%	113%	75%	110%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.52%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Dividend Growth Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.15	$17.65	$18.51	$19.28	$21.27	$17.95
Income from Investment Operations
Net investment income (loss)A,B	.13	.23	.35	.32C	.38	.34
Net realized and unrealized gain (loss)	(.92)	4.57	(.37)	1.52	.62	3.24
Total from investment operations	(.79)	4.80	(.02)	1.84	1.00	3.58
Distributions from net investment income	(.25)	(.30)	(.31)	(.34)	(.34)	(.26)
Distributions from net realized gain	(.99)	–	(.54)	(2.27)	(2.65)	–
Total distributions	(1.24)	(.30)	(.84)D	(2.61)	(2.99)	(.26)
Net asset value, end of period	$20.12	$22.15	$17.65	$18.51	$19.28	$21.27
Total ReturnE,F	(4.08)%	27.61%	(.22)%	13.25%	5.10%	20.21%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.44%I	.45%	.41%	.43%	.45%	.45%
Expenses net of fee waivers, if any	.43%I	.44%	.41%	.43%	.45%	.45%
Expenses net of all reductions	.43%I	.44%	.40%	.42%	.44%	.44%
Net investment income (loss)	1.25%I	1.12%	2.23%	1.92%C	1.98%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$31	$60	$55	$13	$10	$7
Portfolio turnover rateJ	63%I	54%	113%	75%	110%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.67%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$197,472
Gross unrealized depreciation	(33,677)
Net unrealized appreciation (depreciation)	$163,795
Tax cost	$959,303

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Dividend Growth Fund	363,626	438,406

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$588	$19
Class M	.25%	.25%	904	2
Class C	.75%	.25%	256	37
			$1,748	$58

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$54
Class M	7
Class C(a)	1
$62

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$411.17
Class M	304.17
Class C	53.21
Class I	230.19
Class Z	10.04
	$1,008

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Dividend Growth Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Dividend Growth Fund	$9

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Dividend Growth Fund	Borrower	$6,777.57%		$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Dividend Growth Fund	22,991	45,417	6,985

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Dividend Growth Fund	$1

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Dividend Growth Fund	$6	$–(a)	$–

 (a) Amount represents less than five hundred dollars.

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $18.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Dividend Growth Fund
Distributions to shareholders
Class A	$27,220	$5,509
Class M	19,856	3,924
Class C	2,651	420
Class I	13,519	2,927
Class Z	3,296	1,037
Total	$66,542	$13,817

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2022	Year ended November 30, 2021	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Advisor Dividend Growth Fund
Class A
Shares sold	1,676	3,355	$32,217	$63,645
Reinvestment of distributions	1,261	310	25,572	5,141
Shares redeemed	(2,019)	(3,233)	(37,881)	(61,088)
Net increase (decrease)	918	432	$19,908	$7,698
Class M
Shares sold	1,527	2,366	$28,987	$44,125
Reinvestment of distributions	970	233	19,579	3,856
Shares redeemed	(1,644)	(3,994)	(31,134)	(74,106)
Net increase (decrease)	853	(1,395)	$17,432	$(26,125)
Class C
Shares sold	356	504	$6,402	$8,942
Reinvestment of distributions	138	27	2,628	415
Shares redeemed	(464)	(1,422)	(8,252)	(25,006)
Net increase (decrease)	30	(891)	$778	$(15,649)
Class I
Shares sold	1,782	5,289	$35,991	$104,795
Reinvestment of distributions	606	160	13,181	2,841
Shares redeemed	(1,992)	(4,578)	(40,798)	(91,107)
Net increase (decrease)	396	871	$8,374	$16,529
Class Z
Shares sold	620	2,974	$13,062	$60,196
Reinvestment of distributions	137	51	3,044	917
Shares redeemed	(1,921)	(3,433)	(40,666)	(69,691)
Net increase (decrease)	(1,164)	(408)	$(24,560)	$(8,578)

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Advisor Dividend Growth Fund
Class A	.82%
Actual		$1,000.00	$957.30	$4.00
Hypothetical-C		$1,000.00	$1,020.84	$4.13
Class M	1.06%
Actual		$1,000.00	$956.20	$5.17
Hypothetical-C		$1,000.00	$1,019.65	$5.34
Class C	1.60%
Actual		$1,000.00	$953.70	$7.79
Hypothetical-C		$1,000.00	$1,016.95	$8.05
Class I	.59%
Actual		$1,000.00	$958.60	$2.88
Hypothetical-C		$1,000.00	$1,021.99	$2.97
Class Z	.43%
Actual		$1,000.00	$959.20	$2.10
Hypothetical-C		$1,000.00	$1,022.79	$2.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Dividend Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in January 2021. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Dividend Growth Fund

2021 Total Return % vs. Morningstar Large Blend and S&P 500:

75% beaten
25% beaten
Benchmark
Class I
38.000
36.000
34.000
32.000
30.000
28.000
26.000
36.301
31.715
30.005
27.415
1 Year
60.000
55.000
50.000
45.000
40.000
35.000
30.000
56.068
55.955
43.460
34.412
3 Year
120.000
110.000
100.000
90.000
80.000
70.000
118.265
116.070
92.940
74.927
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	87%	8%	7%
Class C	85%	5%	4%
Class I	89%	8%	7%
Class M	87%	7%	6%
Class Z	89%	9%	8%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Dividend Growth Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Class I), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Class I ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ADGF-SANN-0722
1.721239.123

Fidelity Advisor® Series Small Cap Fund

Semi-Annual Report

May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2022

% of fund's net assets
Antero Resources Corp.	2.5
Atkore, Inc.	1.9
KBR, Inc.	1.8
Commercial Metals Co.	1.7
Insight Enterprises, Inc.	1.7
Constellium NV	1.7
LPL Financial	1.6
Concentrix Corp.	1.4
Valvoline, Inc.	1.3
Masonite International Corp.	1.3
16.9

Market Sectors as of May 31, 2022

% of fund's net assets
Industrials	18.3
Financials	16.4
Information Technology	14.7
Health Care	14.0
Consumer Discretionary	10.7
Materials	7.2
Energy	5.4
Real Estate	4.4
Communication Services	3.0
Consumer Staples	2.2
Utilities	1.7

Asset Allocation (% of fund's net assets)

As of May 31, 2022 *
Stocks	98.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 14.7%

Geographic Diversification (% of fund's net assets)

As of May 31, 2022
United States of America*	85.3%
Canada	3.8%
United Kingdom	3.7%
Bermuda	2.0%
France	1.7%
Ireland	0.9%
British Virgin Islands	0.9%
Cayman Islands	0.7%
Finland	0.7%
Other	0.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMUNICATION SERVICES - 3.0%
Interactive Media & Services - 1.7%
CarGurus, Inc. Class A (a)	69,600	$1,762,272
Cars.com, Inc. (a)	258,500	2,675,475
Ziff Davis, Inc. (a)	40,784	3,113,451
		7,551,198
Media - 1.3%
TechTarget, Inc. (a)	79,800	5,672,982

TOTAL COMMUNICATION SERVICES		13,224,180

CONSUMER DISCRETIONARY - 10.7%
Auto Components - 2.4%
Adient PLC (a)	116,300	4,115,857
Gentherm, Inc. (a)	27,000	1,861,380
Patrick Industries, Inc.	76,781	4,615,306
		10,592,543
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc. (a)	93,600	2,840,760
Churchill Downs, Inc.	18,400	3,724,712
Lindblad Expeditions Holdings (a)	155,200	2,228,672
		8,794,144
Household Durables - 2.0%
GoPro, Inc. Class A (a)	227,700	1,573,407
Skyline Champion Corp. (a)	103,691	5,509,103
Tempur Sealy International, Inc.	66,100	1,743,057
		8,825,567
Internet & Direct Marketing Retail - 0.1%
BARK, Inc. (a)(b)	111,800	279,500
Leisure Products - 0.6%
Clarus Corp.	112,090	2,455,892
Specialty Retail - 2.9%
Academy Sports & Outdoors, Inc.	39,950	1,338,725
American Eagle Outfitters, Inc. (c)	82,300	996,653
Lithia Motors, Inc. Class A (sub. vtg.)	6,000	1,826,820
Murphy U.S.A., Inc.	20,900	5,206,608
Musti Group OYJ	156,579	3,062,698
		12,431,504
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. (a)	57,282	3,194,044

TOTAL CONSUMER DISCRETIONARY		46,573,194

CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	97,220	5,626,121
Food Products - 0.9%
Nomad Foods Ltd. (a)	184,700	3,854,689

TOTAL CONSUMER STAPLES		9,480,810

ENERGY - 5.4%
Energy Equipment & Services - 0.5%
TechnipFMC PLC (a)	280,000	2,307,200
Oil, Gas & Consumable Fuels - 4.9%
Antero Resources Corp. (a)	255,700	10,964,413
Denbury, Inc. (a)	56,500	4,132,410
Enviva, Inc.	43,100	3,357,059
Hess Midstream LP	64,999	2,118,317
HF Sinclair Corp.	17,595	863,915
		21,436,114

TOTAL ENERGY		23,743,314

FINANCIALS - 16.4%
Banks - 8.2%
ConnectOne Bancorp, Inc.	184,076	5,073,135
First Interstate Bancsystem, Inc.	124,600	4,743,522
Independent Bank Group, Inc.	72,434	5,293,477
Metropolitan Bank Holding Corp. (a)	56,100	4,332,603
PacWest Bancorp	136,700	4,316,986
Pinnacle Financial Partners, Inc.	48,300	3,932,586
ServisFirst Bancshares, Inc.	57,300	4,776,528
Trico Bancshares	74,500	3,377,830
		35,846,667
Capital Markets - 3.3%
LPL Financial	35,500	6,964,745
Morningstar, Inc.	17,064	4,385,960
Patria Investments Ltd.	186,243	3,063,697
		14,414,402
Consumer Finance - 0.7%
PROG Holdings, Inc. (a)	110,408	3,222,810
Insurance - 2.5%
Enstar Group Ltd. (a)	15,041	3,488,459
Old Republic International Corp.	155,300	3,714,776
Primerica, Inc.	29,900	3,767,400
		10,970,635
Thrifts & Mortgage Finance - 1.7%
Essent Group Ltd.	122,900	5,258,891
Walker & Dunlop, Inc.	18,100	1,924,211
		7,183,102

TOTAL FINANCIALS		71,637,616

HEALTH CARE - 14.0%
Biotechnology - 3.8%
ADC Therapeutics SA (a)	19,518	133,503
Agios Pharmaceuticals, Inc. (a)	32,100	624,987
Aurinia Pharmaceuticals, Inc. (a)(c)	57,200	645,216
Avid Bioservices, Inc. (a)(c)	118,615	1,585,883
Blueprint Medicines Corp. (a)	28,200	1,551,000
Celldex Therapeutics, Inc. (a)	16,700	392,784
Cerevel Therapeutics Holdings (a)	45,700	1,194,141
Cytokinetics, Inc. (a)	48,800	1,947,120
Erasca, Inc.	87,552	474,532
Exelixis, Inc. (a)	65,900	1,207,947
Instil Bio, Inc. (a)	89,300	536,247
Janux Therapeutics, Inc.	40,000	445,200
Keros Therapeutics, Inc. (a)	13,800	466,440
Legend Biotech Corp. ADR (a)	17,800	752,762
Mirati Therapeutics, Inc. (a)	6,400	250,624
Prelude Therapeutics, Inc. (a)	59,465	249,753
PTC Therapeutics, Inc. (a)	32,400	951,588
Relay Therapeutics, Inc. (a)	51,000	830,280
Tenaya Therapeutics, Inc. (a)	40,200	269,340
TG Therapeutics, Inc. (a)	76,700	339,014
Xenon Pharmaceuticals, Inc. (a)	45,100	1,188,385
Zentalis Pharmaceuticals, Inc. (a)	13,530	326,208
		16,362,954
Health Care Equipment & Supplies - 2.3%
BioLife Solutions, Inc. (a)	63,700	873,964
Envista Holdings Corp. (a)	97,100	4,179,184
Heska Corp. (a)	17,368	1,733,153
Tandem Diabetes Care, Inc. (a)	29,800	2,031,466
TransMedics Group, Inc. (a)	37,300	1,088,041
		9,905,808
Health Care Providers & Services - 4.9%
Acadia Healthcare Co., Inc. (a)	74,800	5,323,516
Chemed Corp.	11,300	5,473,720
LHC Group, Inc. (a)	13,224	2,203,912
Option Care Health, Inc. (a)	95,666	2,904,420
Owens & Minor, Inc.	54,400	1,897,472
The Ensign Group, Inc.	42,000	3,409,140
The Joint Corp. (a)	19,942	332,633
		21,544,813
Life Sciences Tools & Services - 2.5%
Charles River Laboratories International, Inc. (a)	9,100	2,130,128
Medpace Holdings, Inc. (a)	26,100	3,738,564
Olink Holding AB ADR (a)(c)	71,728	843,521
Syneos Health, Inc. (a)	59,200	4,374,288
		11,086,501
Pharmaceuticals - 0.5%
Arvinas Holding Co. LLC (a)	26,000	1,083,940
Edgewise Therapeutics, Inc. (a)	62,600	391,250
NGM Biopharmaceuticals, Inc. (a)	50,100	693,384
		2,168,574

TOTAL HEALTH CARE		61,068,650

INDUSTRIALS - 18.3%
Aerospace & Defense - 0.5%
Vectrus, Inc. (a)	68,200	2,442,924
Building Products - 1.8%
CSW Industrials, Inc.	19,885	2,110,196
Masonite International Corp. (a)	62,600	5,748,558
		7,858,754
Commercial Services & Supplies - 0.8%
Tetra Tech, Inc.	25,100	3,387,747
Construction & Engineering - 1.8%
EMCOR Group, Inc.	40,100	4,235,763
NV5 Global, Inc. (a)	31,568	3,888,546
		8,124,309
Electrical Equipment - 2.3%
Array Technologies, Inc. (a)(c)	167,988	1,861,307
Atkore, Inc. (a)	73,600	8,016,512
		9,877,819
Machinery - 2.1%
ITT, Inc.	40,300	2,974,946
Kornit Digital Ltd. (a)	15,600	654,732
Luxfer Holdings PLC sponsored	188,500	3,147,950
Oshkosh Corp.	27,300	2,536,443
		9,314,071
Professional Services - 4.9%
ASGN, Inc. (a)	35,700	3,399,711
Booz Allen Hamilton Holding Corp. Class A	35,400	3,039,444
FTI Consulting, Inc. (a)	16,800	2,822,400
KBR, Inc.	155,900	7,757,584
TriNet Group, Inc. (a)	56,400	4,429,656
		21,448,795
Road & Rail - 0.6%
TFI International, Inc.	30,500	2,502,525
Trading Companies & Distributors - 3.5%
Beacon Roofing Supply, Inc. (a)	62,100	3,813,561
Custom Truck One Source, Inc. Class A (a)	272,702	1,625,304
GMS, Inc. (a)	106,600	5,309,746
Rush Enterprises, Inc. Class A	85,732	4,370,617
		15,119,228

TOTAL INDUSTRIALS		80,076,172

INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.8%
Extreme Networks, Inc. (a)	358,200	3,553,344
Electronic Equipment & Components - 4.5%
Advanced Energy Industries, Inc.	41,000	3,339,860
Insight Enterprises, Inc. (a)	74,198	7,332,246
Napco Security Technologies, Inc.	163,782	3,211,765
TD SYNNEX Corp.	55,113	5,723,485
		19,607,356
IT Services - 3.2%
Concentrix Corp.	38,813	6,011,746
Endava PLC ADR (a)	25,201	2,542,529
Perficient, Inc. (a)	37,600	3,681,416
Repay Holdings Corp. (a)	118,500	1,475,325
		13,711,016
Semiconductors & Semiconductor Equipment - 3.4%
AEHR Test Systems (a)(c)	98,800	827,944
Ichor Holdings Ltd. (a)	104,600	3,163,104
MACOM Technology Solutions Holdings, Inc. (a)	67,900	3,701,229
SiTime Corp. (a)	13,500	2,875,500
Synaptics, Inc. (a)	28,458	4,215,199
		14,782,976
Software - 2.8%
Digital Turbine, Inc. (a)	64,700	1,645,321
Five9, Inc. (a)	23,700	2,292,027
Intapp, Inc.	120,300	2,391,564
Rapid7, Inc. (a)	31,500	2,232,405
Tenable Holdings, Inc. (a)	74,900	3,767,470
		12,328,787

TOTAL INFORMATION TECHNOLOGY		63,983,479

MATERIALS - 7.2%
Chemicals - 2.5%
Element Solutions, Inc.	244,600	5,207,534
Valvoline, Inc.	175,100	5,858,846
		11,066,380
Construction Materials - 1.3%
Eagle Materials, Inc.	43,100	5,627,136
Metals & Mining - 3.4%
Commercial Metals Co.	187,700	7,457,321
Constellium NV (a)	425,500	7,186,695
		14,644,016

TOTAL MATERIALS		31,337,532

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Essential Properties Realty Trust, Inc.	238,492	5,456,697
Lamar Advertising Co. Class A	56,800	5,563,560
Summit Industrial Income REIT	211,400	3,215,667
		14,235,924
Real Estate Management & Development - 1.2%
Cushman & Wakefield PLC (a)	271,633	5,071,388

TOTAL REAL ESTATE		19,307,312

UTILITIES - 1.7%
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares	52,438	3,699,501
Star Gas Partners LP	79,707	801,055
		4,500,556
Multi-Utilities - 0.7%
Telecom Plus PLC	138,473	2,931,429

TOTAL UTILITIES		7,431,985

TOTAL COMMON STOCKS
(Cost $358,172,191)		427,864,244

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.82% (d)	8,385,833	8,387,511
Fidelity Securities Lending Cash Central Fund 0.82% (d)(e)	10,178,167	10,179,185
TOTAL MONEY MARKET FUNDS
(Cost $18,566,696)		18,566,696
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $376,738,887)		446,430,940
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(9,834,441)
NET ASSETS - 100%		$436,596,499

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $279,500 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
BARK, Inc.	12/17/20	$1,118,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.82%	$1,448,899	$86,831,172	$79,892,560	$6,208	$--	$--	$8,387,511	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	22,495,735	61,066,772	73,383,322	12,497	--	--	10,179,185	0.0%
Total	$23,944,634	$147,897,944	$153,275,882	$18,705	$--	$--	$18,566,696

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$13,224,180	$13,224,180	$--	$--
Consumer Discretionary	46,573,194	46,573,194	--	--
Consumer Staples	9,480,810	9,480,810	--	--
Energy	23,743,314	23,743,314	--	--
Financials	71,637,616	71,637,616	--	--
Health Care	61,068,650	61,068,650	--	--
Industrials	80,076,172	80,076,172	--	--
Information Technology	63,983,479	63,983,479	--	--
Materials	31,337,532	31,337,532	--	--
Real Estate	19,307,312	19,307,312	--	--
Utilities	7,431,985	7,431,985	--	--
Money Market Funds	18,566,696	18,566,696	--	--
Total Investments in Securities:	$446,430,940	$446,430,940	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,626,330) — See accompanying schedule: Unaffiliated issuers (cost $358,172,191)	$427,864,244
Fidelity Central Funds (cost $18,566,696)	18,566,696
Total Investment in Securities (cost $376,738,887)		$446,430,940
Cash		34,173
Foreign currency held at value (cost $25)		24
Receivable for investments sold		4,752,912
Receivable for fund shares sold		93,925
Dividends receivable		233,370
Distributions receivable from Fidelity Central Funds		6,023
Receivable from investment adviser for expense reductions		335
Other receivables		5,129
Total assets		451,556,831
Liabilities
Payable for investments purchased	$5,111
Payable for fund shares redeemed	4,771,069
Other payables and accrued expenses	5,477
Collateral on securities loaned	10,178,675
Total liabilities		14,960,332
Net Assets		$436,596,499
Net Assets consist of:
Paid in capital		$334,012,814
Total accumulated earnings (loss)		102,583,685
Net Assets		$436,596,499
Net Asset Value, offering price and redemption price per share ($436,596,499 ÷ 37,049,350 shares)		$11.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$1,920,324
Income from Fidelity Central Funds (including $12,497 from security lending)		18,705
Total income		1,939,029
Expenses
Custodian fees and expenses	$17,363
Independent trustees' fees and expenses	861
Interest	501
Total expenses before reductions	18,725
Expense reductions	(10,172)
Total expenses after reductions		8,553
Net investment income (loss)		1,930,476
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,558,154
Foreign currency transactions	(1,228)
Total net realized gain (loss)		32,556,926
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(113,816,486)
Assets and liabilities in foreign currencies	765
Total change in net unrealized appreciation (depreciation)		(113,815,721)
Net gain (loss)		(81,258,795)
Net increase (decrease) in net assets resulting from operations		$(79,328,319)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,930,476	$3,510,593
Net realized gain (loss)	32,556,926	89,406,819
Change in net unrealized appreciation (depreciation)	(113,815,721)	63,748,699
Net increase (decrease) in net assets resulting from operations	(79,328,319)	156,666,111
Distributions to shareholders	(92,151,608)	(15,797,916)
Share transactions
Proceeds from sales of shares	66,833,096	48,457,272
Reinvestment of distributions	92,151,608	15,797,916
Cost of shares redeemed	(59,353,408)	(163,890,152)
Net increase (decrease) in net assets resulting from share transactions	99,631,296	(99,634,964)
Total increase (decrease) in net assets	(71,848,631)	41,233,231
Net Assets
Beginning of period	508,445,130	467,211,899
End of period	$436,596,499	$508,445,130
Other Information
Shares
Sold	5,154,549	3,108,160
Issued in reinvestment of distributions	6,549,510	1,196,812
Redeemed	(4,499,796)	(10,736,498)
Net increase (decrease)	7,204,263	(6,431,526)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Series Small Cap Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$17.04	$12.88	$11.72	$11.41	$12.72	$10.93
Income from Investment Operations
Net investment income (loss)A,B	.05	.11	.09	.09	.10	.08
Net realized and unrealized gain (loss)	(2.23)	4.49	1.42	1.32	(.58)	1.81
Total from investment operations	(2.18)	4.60	1.51	1.41	(.48)	1.89
Distributions from net investment income	(.12)	(.12)	(.07)	(.11)C	(.07)	(.10)
Distributions from net realized gain	(2.97)	(.32)	(.28)	(.99)C	(.76)	–
Total distributions	(3.08)D	(.44)	(.35)	(1.10)	(.83)	(.10)
Net asset value, end of period	$11.78	$17.04	$12.88	$11.72	$11.41	$12.72
Total ReturnE,F	(15.73)%	36.69%	13.21%	15.27%	(4.02)%	17.37%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.01%I	.01%	.01%	.01%	.01%	.41%
Expenses net of fee waivers, if any	- %I,J	- %J	.01%	.01%	.01%	.41%
Expenses net of all reductions	- %I,J	- %J	.01%	.01%	- %J	.40%
Net investment income (loss)	.81%I	.68%	.85%	.89%	.83%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$436,596	$508,445	$467,212	$469,471	$441,154	$463,095
Portfolio turnover rateK	70%I	51%	58%	76%	82%	88%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022

1. Organization.

Fidelity Advisor Series Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investments companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$111,997,746
Gross unrealized depreciation	(44,433,926)
Net unrealized appreciation (depreciation)	$67,563,820
Tax cost	$378,867,120

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Small Cap Fund	171,576,343	168,032,239

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Series Small Cap Fund	$5,632

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Series Small Cap Fund	Borrower	$8,692,333.31%		$501

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Series Small Cap Fund	12,286,838	15,688,204	3,649,559

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Series Small Cap Fund	$1,340	$51	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through March 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $10,172.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Advisor Series Small Cap Fund	- %-C
Actual		$1,000.00	$842.70	$--D
Hypothetical-E		$1,000.00	$1,024.93	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Small Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts. The Board noted that there was a portfolio management change for the fund in July 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through March 31, 2025.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AXS5-SANN-0722
1.967944.108

Fidelity Advisor® Series Growth Opportunities Fund

Semi-Annual Report

May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2022

% of fund's net assets
Microsoft Corp.	8.5
Alphabet, Inc. Class C	5.7
T-Mobile U.S., Inc.	3.7
NVIDIA Corp.	3.6
Freeport-McMoRan, Inc.	3.1
Amazon.com, Inc.	2.8
Alphabet, Inc. Class A	2.3
Tesla, Inc.	2.3
Roku, Inc. Class A	2.2
Exxon Mobil Corp.	2.0
36.2

Market Sectors as of May 31, 2022

% of fund's net assets
Information Technology	36.7
Communication Services	18.6
Health Care	10.3
Consumer Discretionary	10.0
Energy	9.1
Materials	5.2
Industrials	4.6
Utilities	2.6
Financials	1.3
Consumer Staples	0.8
Real Estate	0.1

Asset Allocation (% of fund's net assets)

As of May 31, 2022 *
Stocks	96.5%
Convertible Securities	2.7%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 13.2%

Geographic Diversification (% of fund's net assets)

As of May 31, 2022
United States of America*	86.8%
Canada	4.9%
Cayman Islands	2.4%
Netherlands	1.9%
Germany	0.7%
Singapore	0.6%
Denmark	0.6%
Luxembourg	0.6%
Israel	0.5%
Other	1.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
COMMUNICATION SERVICES - 18.6%
Diversified Telecommunication Services - 0.1%
Starry, Inc.	54,022	$454,595
Entertainment - 3.3%
Roku, Inc. Class A (a)(b)	157,196	14,917,900
Sea Ltd. ADR (a)	92,740	7,665,888
		22,583,788
Interactive Media & Services - 10.5%
Alphabet, Inc.:
Class A (a)	6,935	15,778,789
Class C (a)	17,153	39,122,219
Meta Platforms, Inc. Class A (a)	61,789	11,964,822
Zoominfo Technologies, Inc. (a)	110,384	4,458,410
		71,324,240
Media - 1.0%
Charter Communications, Inc. Class A (a)	2,200	1,115,246
Innovid Corp. (c)	35,509	134,934
Magnite, Inc. (a)(b)	262,002	2,879,402
TechTarget, Inc. (a)	43,300	3,078,197
		7,207,779
Wireless Telecommunication Services - 3.7%
T-Mobile U.S., Inc. (a)	191,524	25,528,234

TOTAL COMMUNICATION SERVICES		127,098,636

CONSUMER DISCRETIONARY - 9.2%
Automobiles - 2.3%
Neutron Holdings, Inc. (a)(c)(d)	77,208	2,231
Rad Power Bikes, Inc. (a)(c)(d)	13,874	76,862
Tesla, Inc. (a)	20,720	15,711,147
		15,790,240
Diversified Consumer Services - 0.0%
The Beachbody Co., Inc. (a)(c)	28,159	63,076
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A (a)	36,227	4,378,757
Sonder Holdings, Inc.	94,818	202,673
Sonder Holdings, Inc.:
rights (a)(d)	1,133	986
rights (a)(d)	1,132	883
rights (a)(d)	1,132	792
rights (a)(d)	1,132	724
rights (a)(d)	1,132	657
rights (a)(d)	1,132	611
Sweetgreen, Inc. Class A	34,554	631,647
		5,217,730
Household Durables - 0.1%
Purple Innovation, Inc. (a)(b)	76,704	397,327
Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc. (a)	7,874	18,930,592
Cazoo Group Ltd. (a)(c)	9,100	11,671
Cazoo Group Ltd. Class A (a)(b)	581,858	785,508
Doordash, Inc. (a)	54,272	4,174,060
FSN E-Commerce Ventures Private Ltd. (a)(c)	101,220	1,754,562
Global-e Online Ltd. (a)(b)	171,531	3,305,402
Wayfair LLC Class A (a)	28,086	1,668,028
Zomato Ltd. (a)(c)	388,600	355,145
		30,984,968
Specialty Retail - 0.7%
American Eagle Outfitters, Inc.	6,000	72,660
Auto1 Group SE (a)(e)	424,368	4,548,969
Lithia Motors, Inc. Class A (sub. vtg.)	200	60,894
		4,682,523
Textiles, Apparel & Luxury Goods - 0.8%
Bombas LLC (a)(c)(d)	174,908	1,393,863
Capri Holdings Ltd. (a)	12,100	589,754
lululemon athletica, Inc. (a)	12,101	3,541,842
		5,525,459

TOTAL CONSUMER DISCRETIONARY		62,661,323

CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	1,900	675,070
Food & Staples Retailing - 0.0%
Blink Health LLC Series A1 (a)(c)(d)	1,597	51,200
Food Products - 0.1%
Local Bounti Corp. (a)	84,578	459,259
Household Products - 0.0%
Procter & Gamble Co.	500	73,940
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(c)(d)	709	28,403
Philip Morris International, Inc.	700	74,375
		102,778

TOTAL CONSUMER STAPLES		1,362,247

ENERGY - 9.1%
Energy Equipment & Services - 0.0%
NOV, Inc.	16,700	334,000
Oil, Gas & Consumable Fuels - 9.1%
Antero Resources Corp. (a)	284,400	12,195,072
Canadian Natural Resources Ltd.	137,000	9,066,901
Cenovus Energy, Inc. (Canada)	306,700	7,109,494
Cheniere Energy, Inc.	3,000	410,310
Exxon Mobil Corp.	141,000	13,536,000
Hess Corp.	85,000	10,460,950
Imperial Oil Ltd.	31,256	1,711,994
Ovintiv, Inc.	18,900	1,058,211
Peabody Energy Corp. (a)	16,500	389,565
Pioneer Natural Resources Co.	4,800	1,334,112
Range Resources Corp. (a)	12,000	407,400
Tourmaline Oil Corp.	66,100	4,080,395
		61,760,404

TOTAL ENERGY		62,094,404

FINANCIALS - 1.3%
Banks - 1.3%
Starling Bank Ltd. Series D (a)(c)(d)	244,400	726,190
Wells Fargo & Co.	179,000	8,192,830
		8,919,020
HEALTH CARE - 10.3%
Biotechnology - 2.2%
ADC Therapeutics SA (a)	9,700	66,348
Agios Pharmaceuticals, Inc. (a)	26,341	512,859
Alnylam Pharmaceuticals, Inc. (a)	21,863	2,750,365
ALX Oncology Holdings, Inc. (a)	25,200	193,284
Arcutis Biotherapeutics, Inc. (a)	7,700	160,776
Argenx SE ADR (a)	5,890	1,821,777
Ascendis Pharma A/S sponsored ADR (a)	8,116	685,883
Aurinia Pharmaceuticals, Inc. (a)	75,853	855,622
Blueprint Medicines Corp. (a)	4,400	242,000
Celldex Therapeutics, Inc. (a)	22,700	533,904
Cyteir Therapeutics, Inc.	4,000	7,600
Cytokinetics, Inc. (a)	31,141	1,242,526
Erasca, Inc.	51,129	277,119
Exelixis, Inc. (a)	53,109	973,488
Fusion Pharmaceuticals, Inc. (a)	8,800	31,592
Icosavax, Inc. (a)	7,400	50,246
Imago BioSciences, Inc.	30,700	496,112
Instil Bio, Inc. (a)	68,300	410,142
Keros Therapeutics, Inc. (a)	12,600	425,880
Mirati Therapeutics, Inc. (a)	8,097	317,079
Monte Rosa Therapeutics, Inc.	15,377	119,018
Morphic Holding, Inc. (a)	17,000	398,480
Nuvalent, Inc. Class A (a)(b)	16,700	147,962
PTC Therapeutics, Inc. (a)	1,500	44,055
Relay Therapeutics, Inc. (a)	36,823	599,478
Tenaya Therapeutics, Inc. (a)	14,500	97,150
TG Therapeutics, Inc. (a)	21,300	94,146
Vaxcyte, Inc. (a)	43,602	1,046,012
Zentalis Pharmaceuticals, Inc. (a)	28,500	687,135
		15,288,038
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	183,001	7,504,871
Insulet Corp. (a)	12,945	2,763,499
Penumbra, Inc. (a)	15,695	2,305,909
TransMedics Group, Inc. (a)(b)	79,899	2,330,654
		14,904,933
Health Care Providers & Services - 5.3%
agilon health, Inc. (a)	279,783	5,343,855
Alignment Healthcare, Inc. (a)	34,700	370,596
Cano Health, Inc. (a)	272,192	1,401,789
CareMax, Inc. Class A (a)	4,016	18,795
Centene Corp. (a)	87,387	7,116,797
Guardant Health, Inc. (a)	30,000	1,229,400
Humana, Inc.	18,119	8,230,193
LifeStance Health Group, Inc. (b)	357,516	2,663,494
Oak Street Health, Inc. (a)	258,102	4,872,966
P3 Health Partners, Inc. (c)	68,956	314,439
Sema4 Holdings Corp. (a)(c)	7,600	15,504
Surgery Partners, Inc. (a)	12,600	493,920
The Oncology Institute, Inc. (c)	28,268	254,695
UnitedHealth Group, Inc.	7,491	3,721,379
		36,047,822
Life Sciences Tools & Services - 0.5%
Danaher Corp.	10,197	2,690,173
Sartorius Stedim Biotech	3,169	1,092,408
		3,782,581
Pharmaceuticals - 0.1%
Arvinas Holding Co. LLC (a)	12,439	518,582
Nabriva Therapeutics PLC (a)(b)	23,635	4,883
Nabriva Therapeutics PLC warrants 6/1/22 (a)	380,833	4
Nuvation Bio, Inc. (a)	10,498	37,058
		560,527

TOTAL HEALTH CARE		70,583,901

INDUSTRIALS - 3.5%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	6,600	2,904,726
Northrop Grumman Corp.	6,000	2,807,820
Raytheon Technologies Corp.	20,800	1,978,496
Space Exploration Technologies Corp. Class A (a)(c)(d)	3,000	210,000
		7,901,042
Air Freight & Logistics - 0.1%
Delhivery Private Ltd. (c)	35,800	220,169
Deutsche Post AG	1,600	66,214
		286,383
Building Products - 0.0%
View, Inc. (a)(c)	47,232	56,985
Marine - 0.2%
Golden Ocean Group Ltd. (b)	107,300	1,583,748
Road & Rail - 2.0%
Bird Global, Inc. (c)	21,823	16,527
Bird Global, Inc.:
rights (a)(d)	3,816	229
rights (a)(d)	3,816	114
rights (a)(d)	3,815	38
Class A (a)	26,413	20,003
Lyft, Inc. (a)	207,172	3,662,801
Uber Technologies, Inc. (a)	438,076	10,163,363
		13,863,075

TOTAL INDUSTRIALS		23,691,233

INFORMATION TECHNOLOGY - 36.0%
Communications Equipment - 0.1%
Cisco Systems, Inc.	16,200	729,810
Electronic Equipment & Components - 1.2%
Flex Ltd. (a)	240,090	4,098,336
Jabil, Inc.	61,900	3,808,088
		7,906,424
IT Services - 9.8%
Block, Inc. Class A (a)(b)	36,579	3,201,028
Cloudflare, Inc. (a)	7,700	431,200
Cognizant Technology Solutions Corp. Class A	54,900	4,101,030
Cyxtera Technologies, Inc. (a)(c)	33,716	499,671
Dlocal Ltd. (b)	106,643	3,074,518
EPAM Systems, Inc. (a)	6,300	2,132,676
Flywire Corp. (a)	40,039	773,153
Globant SA (a)	300	56,853
GoDaddy, Inc. (a)	93,684	7,030,984
Marqeta, Inc. Class A	165,288	1,730,565
MasterCard, Inc. Class A	26,001	9,304,978
MongoDB, Inc. Class A (a)	11,500	2,727,225
Nuvei Corp. (a)(e)	135,985	6,963,473
Payoneer Global, Inc. (a)(c)	15,500	77,655
Repay Holdings Corp. (a)	140,930	1,754,579
Shift4 Payments, Inc. (a)(b)	51,600	2,355,540
Shopify, Inc. Class A (a)	2,100	787,752
Snowflake, Inc. (a)	18,700	2,387,055
TaskUs, Inc. (b)	87,784	2,157,731
Thoughtworks Holding, Inc.	40,691	704,361
Thoughtworks Holding, Inc. (e)	13,075	226,328
Twilio, Inc. Class A (a)	40,547	4,264,328
Visa, Inc. Class A	48,726	10,338,195
		67,080,878
Semiconductors & Semiconductor Equipment - 10.0%
Advanced Micro Devices, Inc. (a)	11,300	1,151,018
Applied Materials, Inc.	52,066	6,106,821
GlobalFoundries, Inc.	137,700	8,219,313
Lam Research Corp.	8,919	4,638,148
Marvell Technology, Inc.	88,951	5,261,452
Micron Technology, Inc.	38,760	2,862,038
NVIDIA Corp.	131,876	24,623,887
NXP Semiconductors NV	47,628	9,037,889
onsemi (a)	109,142	6,622,737
		68,523,303
Software - 13.6%
Bill.Com Holdings, Inc. (a)	9,900	1,170,576
BTRS Holdings, Inc. (a)	100,509	499,530
CCC Intelligent Solutions Holdings, Inc. (a)(c)	6,302	56,403
Datadog, Inc. Class A (a)	11,400	1,087,446
DoubleVerify Holdings, Inc. (a)	110,740	2,463,965
Dynatrace, Inc. (a)	220,547	8,308,005
Elastic NV (a)	34,213	2,109,231
EngageSmart, Inc.	30,466	639,786
Epic Games, Inc. (a)(c)(d)	2,200	2,046,000
Five9, Inc. (a)	12,000	1,160,520
HubSpot, Inc. (a)	5,074	1,713,439
Intapp, Inc.	101,970	2,027,164
Intuit, Inc.	9,513	3,942,758
Microsoft Corp.	212,883	57,876,499
Salesforce.com, Inc. (a)	13,679	2,191,923
SentinelOne, Inc.	4,427	105,318
ServiceNow, Inc. (a)	7,368	3,444,319
Stripe, Inc. Class B (a)(c)(d)	2,500	67,875
The Trade Desk, Inc. (a)	25,155	1,309,318
Viant Technology, Inc. (a)	56,042	336,252
		92,556,327
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	58,113	8,649,539
IonQ, Inc. (a)(c)	20,600	118,450
		8,767,989

TOTAL INFORMATION TECHNOLOGY		245,564,731

MATERIALS - 5.1%
Chemicals - 0.9%
CF Industries Holdings, Inc.	14,100	1,392,657
Nutrien Ltd.	34,400	3,343,336
The Mosaic Co.	22,100	1,384,565
		6,120,558
Metals & Mining - 4.2%
Alcoa Corp.	56,500	3,487,180
ArcelorMittal SA Class A unit GDR	120,400	3,894,940
Freeport-McMoRan, Inc.	537,373	21,000,537
		28,382,657
Paper & Forest Products - 0.0%
West Fraser Timber Co. Ltd.	900	83,038

TOTAL MATERIALS		34,586,253

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Opendoor Technologies, Inc. (a)	18,500	133,755
WeWork, Inc. (a)	90,400	659,016
		792,771
UTILITIES - 2.6%
Electric Utilities - 1.8%
Constellation Energy Corp.	17,133	1,063,617
Exelon Corp.	15,000	737,250
ORSTED A/S (e)	29,626	3,339,129
PG&E Corp. (a)	603,500	7,362,700
		12,502,696
Independent Power and Renewable Electricity Producers - 0.8%
NextEra Energy Partners LP	72,390	5,186,744
Vistra Corp.	200	5,274
		5,192,018

TOTAL UTILITIES		17,694,714

TOTAL COMMON STOCKS
(Cost $512,198,642)		655,049,233

Preferred Stocks - 3.1%
Convertible Preferred Stocks - 2.6%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (a)(c)(d)	1,809	10,022
Series C (a)(c)(d)	7,117	39,428
Series D (c)(d)	12,697	70,341
		119,791
Internet & Direct Marketing Retail - 0.2%
Circle Internet Financial Ltd. Series F (c)	5,401	260,370
GoBrands, Inc. Series G (a)(c)(d)	2,400	483,720
Instacart, Inc.:
Series H (a)(c)(d)	10,566	511,711
Series I (a)(c)(d)	3,119	151,053
		1,406,854
Textiles, Apparel & Luxury Goods - 0.1%
CelLink Corp. Series D (c)(d)	12,100	251,969
TOTAL CONSUMER DISCRETIONARY		1,778,614
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (a)(c)(d)	15,631	501,130
Food Products - 0.1%
Bowery Farming, Inc. Series C1 (c)(d)	13,745	488,635
Tobacco - 0.4%
JUUL Labs, Inc.:
Series C (a)(c)(d)	70,175	2,811,211
Series D (a)(c)(d)	938	37,576
		2,848,787
TOTAL CONSUMER STAPLES		3,838,552
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Aledade, Inc. Series E1 (c)(d)	5,837	290,741
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.7%
Relativity Space, Inc. Series E (c)(d)	36,263	698,063
Space Exploration Technologies Corp.:
Series I (a)(c)(d)	3,290	2,303,000
Series N (a)(c)(d)	2,559	1,791,300
		4,792,363
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (a)(c)(d)	15,188	1,566,946
Road & Rail - 0.2%
Convoy, Inc. Series D (a)(c)(d)	93,888	1,548,955
TOTAL INDUSTRIALS		7,908,264
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (a)(c)(d)	17,400	130,152
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(c)(d)	285,844	316,911
IT Services - 0.2%
ByteDance Ltd. Series E1 (a)(c)(d)	4,644	622,064
Yanka Industries, Inc.:
Series E (a)(c)(d)	19,716	375,787
Series F (a)(c)(d)	13,160	250,830
		1,248,681
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc.:
Series F1 (c)(d)	10,622	71,274
Series F2 (c)(d)	5,609	37,636
SiMa.ai:
Series B (c)(d)	40,700	288,600
Series B1 (c)(d)	2,726	19,330
		416,840
Software - 0.2%
Databricks, Inc. Series G (a)(c)(d)	2,200	321,310
Mountain Digital, Inc. Series D (c)(d)	28,106	645,463
Stripe, Inc. Series H (a)(c)(d)	1,100	29,865
Tenstorrent, Inc. Series C1 (a)(c)(d)	1,200	67,536
		1,064,174
TOTAL INFORMATION TECHNOLOGY		3,176,758
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	23,194	663,116

TOTAL CONVERTIBLE PREFERRED STOCKS		17,656,045

Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(c)(d)	1,387,600	40,102
Waymo LLC Series A2 (a)(c)(d)	2,896	265,627
		305,729
Internet & Direct Marketing Retail - 0.4%
Circle Internet Financial Ltd. Series E (c)	53,240	2,566,581
TOTAL CONSUMER DISCRETIONARY		2,872,310
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Gupshup, Inc. (c)(d)	17,900	349,229

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,221,539

TOTAL PREFERRED STOCKS
(Cost $13,913,956)		20,877,584
	Principal Amount	Value

Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.
4% 10/27/25 (c)(d)(f)	380,900	349,057
4% 5/22/27 (c)(d)	47,700	55,284
4% 6/12/27 (c)(d)	13,100	15,183
TOTAL CONVERTIBLE BONDS
(Cost $441,700)		419,524

Preferred Securities - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (c)(d)	121,700	121,700
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (c)(d)(g)	248,956	248,956
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(g)	63,300	63,300
TOTAL PREFERRED SECURITIES
(Cost $433,956)		433,956
	Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.82% (h)	1,866,873	1,867,246
Fidelity Securities Lending Cash Central Fund 0.82% (h)(i)	22,385,890	22,388,128
TOTAL MONEY MARKET FUNDS
(Cost $24,255,374)		24,255,374
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $551,243,628)		701,035,671
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(19,010,637)
NET ASSETS - 100%		$682,025,034

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,283,574 or 4.4% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,077,899 or 2.2% of net assets.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aledade, Inc. Series E1	5/20/22	$290,767
Beta Technologies, Inc. Series A	4/9/21	$1,112,825
Bird Global, Inc.	5/11/21	$218,230
Blink Health LLC Series A1	12/30/20	$43,263
Blink Health LLC Series C	11/7/19 - 7/14/21	$596,729
Bombas LLC	2/16/21 - 11/12/21	$830,401
Bowery Farming, Inc. Series C1	5/18/21	$828,127
ByteDance Ltd. Series E1	11/18/20	$508,862
Cazoo Group Ltd.	3/28/21	$91,000
CCC Intelligent Solutions Holdings, Inc.	2/2/21	$63,020
CelLink Corp. Series D	1/20/22	$251,969
Circle Internet Financial Ltd. Series E	5/11/21	$864,100
Circle Internet Financial Ltd. Series F	5/9/22	$227,598
Convoy, Inc. Series D	10/30/19	$1,271,244
Cyxtera Technologies, Inc.	2/21/21	$337,160
Databricks, Inc. Series G	2/1/21	$390,209
Delhivery Private Ltd.	5/20/21	$174,748
Diamond Foundry, Inc. Series C	3/15/21	$556,656
Enevate Corp. Series E	1/29/21	$316,911
Enevate Corp. 0% 1/29/23	1/29/21	$121,700
Epic Games, Inc.	7/13/20 - 3/29/21	$1,730,000
FSN E-Commerce Ventures Private Ltd.	10/7/20 - 10/26/20	$277,814
GaN Systems, Inc. Series F1	11/30/21	$90,075
GaN Systems, Inc. Series F2	11/30/21	$47,564
GaN Systems, Inc. 0%	11/30/21	$248,956
GoBrands, Inc. Series G	3/2/21	$599,322
Gupshup, Inc.	6/8/21	$409,287
Innovid Corp.	6/24/21	$355,090
Instacart, Inc. Series H	11/13/20	$633,960
Instacart, Inc. Series I	2/26/21	$389,875
IonQ, Inc.	3/7/21	$206,000
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Mountain Digital, Inc. Series D	11/5/21	$645,463
Neutron Holdings, Inc.	2/4/21	$772
Neutron Holdings, Inc. Series 1C	7/3/18	$253,709
Neutron Holdings, Inc. 4% 10/27/25	10/29/21	$380,900
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$47,700
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$13,100
P3 Health Partners, Inc.	5/25/21	$689,560
Payoneer Global, Inc.	2/3/21	$155,000
Rad Power Bikes, Inc.	1/21/21	$66,926
Rad Power Bikes, Inc. Series A	1/21/21	$8,726
Rad Power Bikes, Inc. Series C	1/21/21	$34,331
Rad Power Bikes, Inc. Series D	9/17/21	$121,686
Relativity Space, Inc. Series E	5/27/21	$828,069
Sema4 Holdings Corp.	2/9/21	$76,000
SiMa.ai Series B	5/10/21	$208,685
SiMa.ai Series B1	4/25/22	$19,330
Space Exploration Technologies Corp. Class A	2/16/21	$125,997
Space Exploration Technologies Corp. Series I	4/5/18	$556,010
Space Exploration Technologies Corp. Series N	8/4/20	$690,930
Starling Bank Ltd. Series D	6/18/21 - 4/5/22	$468,193
Stripe, Inc. Class B	5/18/21	$100,321
Stripe, Inc. Series H	3/15/21	$44,138
Tenstorrent, Inc. Series C1	4/23/21	$71,345
Tenstorrent, Inc. 0%	4/23/21	$63,300
The Beachbody Co., Inc.	2/9/21	$281,590
The Oncology Institute, Inc.	6/28/21	$282,680
View, Inc.	3/5/21	$472,320
Waymo LLC Series A2	5/8/20	$248,671
Xsight Labs Ltd. Series D	2/16/21	$139,130
Yanka Industries, Inc. Series E	5/15/20	$238,154
Yanka Industries, Inc. Series F	4/8/21	$419,499
Zomato Ltd.	12/9/20 - 2/10/21	$271,528

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.82%	$2,387,842	$231,868,871	$232,389,467	$3,060	$--	$--	$1,867,246	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	47,492,497	228,178,628	253,282,997	105,990	--	--	22,388,128	0.1%
Total	$49,880,339	$460,047,499	$485,672,464	$109,050	$--	$--	$24,255,374

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$127,098,636	$126,644,041	$454,595	$--
Consumer Discretionary	67,312,247	58,859,663	5,151,002	3,301,582
Consumer Staples	5,200,799	1,282,644	--	3,918,155
Energy	62,094,404	62,094,404	--	--
Financials	8,919,020	8,192,830	--	726,190
Health Care	70,874,642	70,269,458	314,443	290,741
Industrials	31,599,497	23,137,484	343,368	8,118,645
Information Technology	249,090,718	243,450,856	--	5,639,862
Materials	35,249,369	34,586,253	--	663,116
Real Estate	792,771	792,771	--	--
Utilities	17,694,714	14,355,585	3,339,129	--
Corporate Bonds	419,524	--	--	419,524
Preferred Securities	433,956	--	--	433,956
Money Market Funds	24,255,374	24,255,374	--	--
Total Investments in Securities:	$701,035,671	$667,921,363	$9,602,537	$23,511,771

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Industrials
Beginning Balance	$7,139,469
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	1,149,143
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(169,967)
Ending Balance	$8,118,645
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2022	$1,149,143
Other Investment in Securities
Beginning Balance	$17,135,400
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(2,422,332)
Cost of Purchases	636,388
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	43,670
Transfers out of Level 3	--
Ending Balance	$15,393,126
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2022	$(2,422,332)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,163,827) — See accompanying schedule: Unaffiliated issuers (cost $526,988,254)	$676,780,297
Fidelity Central Funds (cost $24,255,374)	24,255,374
Total Investment in Securities (cost $551,243,628)		$701,035,671
Cash		317
Foreign currency held at value (cost $132)		136
Receivable for investments sold		18,503,272
Receivable for fund shares sold		30,874,874
Dividends receivable		545,172
Interest receivable		6,294
Distributions receivable from Fidelity Central Funds		16,061
Receivable from investment adviser for expense reductions		354
Other receivables		19,055
Total assets		751,001,206
Liabilities
Payable for investments purchased	$46,240,870
Payable for fund shares redeemed	137,714
Other payables and accrued expenses	208,408
Collateral on securities loaned	22,389,180
Total liabilities		68,976,172
Net Assets		$682,025,034
Net Assets consist of:
Paid in capital		$546,870,975
Total accumulated earnings (loss)		135,154,059
Net Assets		$682,025,034
Net Asset Value, offering price and redemption price per share ($682,025,034 ÷ 67,442,041 shares)		$10.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$1,528,023
Interest		2,648
Income from Fidelity Central Funds (including $105,990 from security lending)		109,050
Total income		1,639,721
Expenses
Custodian fees and expenses	$33,537
Independent trustees' fees and expenses	1,286
Interest	2,366
Total expenses before reductions	37,189
Expense reductions	(22,823)
Total expenses after reductions		14,366
Net investment income (loss)		1,625,355
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $531,748)	(10,959,121)
Foreign currency transactions	(11,344)
Total net realized gain (loss)		(10,970,465)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $692,620)	(228,925,751)
Unfunded commitments	(58,888)
Assets and liabilities in foreign currencies	(839)
Total change in net unrealized appreciation (depreciation)		(228,985,478)
Net gain (loss)		(239,955,943)
Net increase (decrease) in net assets resulting from operations		$(238,330,588)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,625,355	$2,756,361
Net realized gain (loss)	(10,970,465)	178,515,563
Change in net unrealized appreciation (depreciation)	(228,985,478)	(30,179,053)
Net increase (decrease) in net assets resulting from operations	(238,330,588)	151,092,871
Distributions to shareholders	(182,406,087)	(183,832,859)
Share transactions
Proceeds from sales of shares	240,433,772	152,602,013
Reinvestment of distributions	182,406,087	183,832,858
Cost of shares redeemed	(96,151,196)	(240,907,112)
Net increase (decrease) in net assets resulting from share transactions	326,688,663	95,527,759
Total increase (decrease) in net assets	(94,048,012)	62,787,771
Net Assets
Beginning of period	776,073,046	713,285,275
End of period	$682,025,034	$776,073,046
Other Information
Shares
Sold	20,525,541	8,681,006
Issued in reinvestment of distributions	13,132,188	11,496,739
Redeemed	(7,781,134)	(13,323,687)
Net increase (decrease)	25,876,595	6,854,058

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Series Growth Opportunities Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$18.67	$20.55	$16.27	$15.46	$13.86	$10.62
Income from Investment Operations
Net investment income (loss)A,B	.03	.06	.08	.11C	.10	.09
Net realized and unrealized gain (loss)	(4.28)	3.39	7.91	3.56	2.83	3.54
Total from investment operations	(4.25)	3.45	7.99	3.67	2.93	3.63
Distributions from net investment income	(.06)	(.11)	(.13)	(.11)	(.11)	(.04)
Distributions from net realized gain	(4.25)	(5.22)	(3.59)	(2.75)	(1.22)	(.36)
Total distributions	(4.31)	(5.33)	(3.71)D	(2.86)	(1.33)	(.39)D
Net asset value, end of period	$10.11	$18.67	$20.55	$16.27	$15.46	$13.86
Total ReturnE,F	(29.05)%	21.11%	63.04%	32.07%	23.13%	35.40%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.01%I	.01%	.01%	.01%	.01%	.31%
Expenses net of fee waivers, if any	- %I,J	- %J	.01%	.01%	.01%	.31%
Expenses net of all reductions	- %I,J	- %J	.01%	.01%	.01%	.30%
Net investment income (loss)	.46%I	.35%	.54%	.77%C	.69%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$682,025	$776,073	$713,285	$647,544	$636,343	$618,487
Portfolio turnover rateK	130%I	84%	78%	78%	47%	50%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .62%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022

1. Organization.

Fidelity Advisor Series Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 22,658,291	Market approach	Transaction price	$1.11 - $700.00 / $269.34	Increase
			Discount rate	5.3% - 20.9% / 11.3%	Decrease
		Recovery value	Recovery value	$0.01 - $0.87 / $0.65	Increase
			Discount for lack of marketability	5.0%	Decrease
		Market comparable	Enterprise value/Revenue multiple (EV/R)	2.1 – 24.0 / 7.5	Increase
			Enterprise value/Gross profit multiple (EV/GP)	8.0	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	30.0%	Decrease
			Exit multiple	2.8	Increase
			Term	5.0	Increase
			Volatility	75.0%	Increase
Corporate Bonds	$419,524	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.8	Increase
			Term	1.4	Increase
			Volatility	75.0%	Increase
Preferred Securities	$ 433,956	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$216,066,861
Gross unrealized depreciation	(83,463,522)
Net unrealized appreciation (depreciation)	$132,603,339
Tax cost	$568,432,332

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective. At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Growth Opportunities Fund	618,158,181	479,756,493

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Series Growth Opportunities Fund	$7,990

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Series Growth Opportunities Fund	Borrower	$12,889,400.44%		$2,366

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Series Growth Opportunities Fund	90,732,897	29,457,287	2,236,054

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Series Growth Opportunities Fund	$11,582	$220	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through March 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $22,823.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Advisor Series Growth Opportunities Fund	- %-C
Actual		$1,000.00	$709.50	$--D
Hypothetical-E		$1,000.00	$1,024.93	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Growth Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through March 31, 2025.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AXS3-SANN-0722
1.967933.108

Fidelity Advisor® Series Equity Growth Fund

Semi-Annual Report

May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2022

% of fund's net assets
Microsoft Corp.	11.4
Alphabet, Inc. Class A	7.3
UnitedHealth Group, Inc.	5.2
Amazon.com, Inc.	4.8
Apple, Inc.	4.3
Vertex Pharmaceuticals, Inc.	2.8
Adobe, Inc.	2.2
Meta Platforms, Inc. Class A	2.0
Qualcomm, Inc.	1.8
Universal Music Group NV	1.8
43.6

Market Sectors as of May 31, 2022

% of fund's net assets
Information Technology	31.8
Health Care	17.8
Communication Services	14.9
Consumer Discretionary	8.9
Industrials	6.2
Financials	5.7
Materials	4.8
Energy	4.6
Consumer Staples	3.7
Real Estate	0.7
Utilities	0.3

Asset Allocation (% of fund's net assets)

As of May 31, 2022 *
Stocks	99.0%
Convertible Securities	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 11.2%

Geographic Diversification (% of fund's net assets)

As of May 31, 2022
United States of America*	88.8%
Netherlands	3.1%
India	1.8%
United Kingdom	1.3%
Bailiwick of Jersey	1.0%
Canada	0.8%
France	0.6%
Luxembourg	0.4%
Ireland	0.4%
Other	1.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 14.9%
Entertainment - 3.4%
Universal Music Group NV	801,328	$17,970,950
Universal Music Group NV rights (a)(b)	801,328	172,053
Warner Music Group Corp. Class A	533,603	15,842,673
		33,985,676
Interactive Media & Services - 9.8%
Alphabet, Inc. Class A (a)	31,899	72,577,881
Bumble, Inc. (a)	71,942	2,050,347
Meta Platforms, Inc. Class A (a)	99,523	19,271,634
ZipRecruiter, Inc. (a)	35,380	635,425
Zoominfo Technologies, Inc. (a)	51,856	2,094,464
		96,629,751
Media - 1.7%
Charter Communications, Inc. Class A (a)	15,477	7,845,756
Innovid Corp. (c)	59,313	225,389
Liberty Media Corp. Liberty Formula One Group Series C (a)	140,260	8,736,795
		16,807,940

TOTAL COMMUNICATION SERVICES		147,423,367

CONSUMER DISCRETIONARY - 8.9%
Automobiles - 0.6%
Ferrari NV	27,454	5,352,706
XPeng, Inc. ADR (a)	4,400	103,400
		5,456,106
Diversified Consumer Services - 0.7%
Laureate Education, Inc. Class A	395,524	5,035,021
Mister Car Wash, Inc. (d)	166,369	2,019,720
		7,054,741
Hotels, Restaurants & Leisure - 1.0%
Airbnb, Inc. Class A (a)	53,320	6,444,788
Flutter Entertainment PLC (a)	20,541	2,526,251
Wingstop, Inc. (d)	9,800	780,668
		9,751,707
Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc. (a)	20,037	48,172,755
Pinduoduo, Inc. ADR (a)	35,659	1,795,431
		49,968,186
Multiline Retail - 0.0%
Dollarama, Inc.	7,800	452,392
Specialty Retail - 0.7%
Aritzia, Inc. (a)	20,944	611,339
Floor & Decor Holdings, Inc. Class A (a)	11,461	864,618
TJX Companies, Inc.	8,800	559,416
Victoria's Secret & Co. (a)	122,095	5,031,535
		7,066,908
Textiles, Apparel & Luxury Goods - 0.9%
LVMH Moet Hennessy Louis Vuitton SE	7,011	4,526,485
On Holding AG	2,600	53,690
Samsonite International SA (a)(e)	1,704,088	3,895,828
		8,476,003

TOTAL CONSUMER DISCRETIONARY		88,226,043

CONSUMER STAPLES - 3.7%
Beverages - 3.2%
Boston Beer Co., Inc. Class A (a)	2,300	817,190
Constellation Brands, Inc. Class A (sub. vtg.)	13,822	3,392,886
Keurig Dr. Pepper, Inc.	146,091	5,075,201
Monster Beverage Corp. (a)	82,639	7,364,788
The Coca-Cola Co.	239,223	15,161,954
		31,812,019
Household Products - 0.5%
Reckitt Benckiser Group PLC	68,704	5,303,369

TOTAL CONSUMER STAPLES		37,115,388

ENERGY - 4.6%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	165,009	5,937,024
Oil, Gas & Consumable Fuels - 4.0%
Canadian Natural Resources Ltd. (d)	63,927	4,240,278
Cheniere Energy, Inc.	81,200	11,105,724
Denbury, Inc. (a)	15,000	1,097,100
New Fortress Energy, Inc.	57,424	2,675,384
Range Resources Corp. (a)	122,983	4,175,273
Reliance Industries Ltd.	489,203	16,597,081
		39,890,840

TOTAL ENERGY		45,827,864

FINANCIALS - 5.7%
Banks - 0.1%
HDFC Bank Ltd.	28,955	514,234
M&T Bank Corp.	2,600	467,922
		982,156
Capital Markets - 3.4%
BlackRock, Inc. Class A	6,335	4,238,622
CME Group, Inc.	78,200	15,548,506
MarketAxess Holdings, Inc.	11,494	3,237,630
Moody's Corp.	5,530	1,667,682
Morningstar, Inc.	6,983	1,794,840
MSCI, Inc.	9,193	4,066,524
S&P Global, Inc.	8,170	2,855,252
		33,409,056
Insurance - 2.2%
American Financial Group, Inc.	37,437	5,289,848
Arthur J. Gallagher & Co.	55,463	8,981,678
BRP Group, Inc. (a)	66,821	1,685,226
Marsh & McLennan Companies, Inc.	39,544	6,325,063
		22,281,815

TOTAL FINANCIALS		56,673,027

HEALTH CARE - 17.8%
Biotechnology - 5.5%
Adamas Pharmaceuticals, Inc.:
rights (a)(f)	220,830	13,250
rights (a)(f)	220,830	13,250
Affimed NV (a)	69,014	213,943
Alnylam Pharmaceuticals, Inc. (a)	11,470	1,442,926
Applied Therapeutics, Inc. (a)	8,800	12,672
Atara Biotherapeutics, Inc. (a)	56,975	296,270
Cytokinetics, Inc. (a)	26,300	1,049,370
EQRx, Inc. (a)	57,568	320,078
Erasca, Inc.	13,100	71,002
Evelo Biosciences, Inc. (a)	61,000	128,100
Galapagos NV sponsored ADR (a)	40,290	2,216,353
Gamida Cell Ltd. (a)(d)	242,801	529,306
Hookipa Pharma, Inc. (a)	157,000	270,040
Innovent Biologics, Inc. (a)(e)	120,498	373,907
Insmed, Inc. (a)	106,686	2,007,831
Prelude Therapeutics, Inc. (a)	4,000	16,800
Regeneron Pharmaceuticals, Inc. (a)	17,854	11,868,268
Rubius Therapeutics, Inc. (a)	28,487	31,336
Seagen, Inc. (a)	34,459	4,675,397
Seres Therapeutics, Inc. (a)	22,400	69,440
Synlogic, Inc. (a)	165,200	180,068
Vertex Pharmaceuticals, Inc. (a)	103,692	27,856,856
Vor Biopharma, Inc. (a)	56,431	237,575
XOMA Corp. (a)(d)	41,672	758,847
		54,652,885
Health Care Equipment & Supplies - 1.4%
Axonics Modulation Technologies, Inc. (a)	7,102	355,100
Boston Scientific Corp. (a)	88,979	3,649,029
Edwards Lifesciences Corp. (a)	68,390	6,897,132
Insulet Corp. (a)	1,600	341,568
Nevro Corp. (a)	8,255	359,753
Penumbra, Inc. (a)	12,314	1,809,173
		13,411,755
Health Care Providers & Services - 6.4%
Guardant Health, Inc. (a)	37,801	1,549,085
HealthEquity, Inc. (a)	153,986	9,636,444
Option Care Health, Inc. (a)	8,000	242,880
Tenet Healthcare Corp. (a)	12,094	782,603
UnitedHealth Group, Inc.	104,149	51,739,140
		63,950,152
Health Care Technology - 0.3%
Certara, Inc. (a)	92,608	1,881,795
Doximity, Inc. (d)	16,300	570,337
Simulations Plus, Inc. (d)	15,311	726,966
		3,179,098
Life Sciences Tools & Services - 1.9%
10X Genomics, Inc. (a)	6,708	343,383
Bio-Techne Corp.	7,582	2,803,293
Bruker Corp.	69,535	4,344,547
Codexis, Inc. (a)	80,701	861,887
Danaher Corp.	38,657	10,198,490
Nanostring Technologies, Inc. (a)	14,449	225,982
Olink Holding AB ADR (a)	4,000	47,040
		18,824,622
Pharmaceuticals - 2.3%
Aclaris Therapeutics, Inc. (a)	34,000	434,860
AstraZeneca PLC sponsored ADR	87,635	5,825,975
Eli Lilly & Co.	47,318	14,831,354
Euroapi SASU (a)	400	5,814
Nuvation Bio, Inc. (a)	41,625	146,936
Revance Therapeutics, Inc. (a)	62,243	851,484
Sanofi SA	10,138	1,081,617
		23,178,040

TOTAL HEALTH CARE		177,196,552

INDUSTRIALS - 6.2%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (a)	13,894	1,408,296
Northrop Grumman Corp.	15,813	7,400,010
		8,808,306
Electrical Equipment - 0.9%
Ballard Power Systems, Inc. (a)(d)	4,100	29,807
Bloom Energy Corp. Class A (a)(d)	20,100	352,152
Ceres Power Holdings PLC (a)	261,145	2,204,761
Eaton Corp. PLC	7,785	1,079,001
Generac Holdings, Inc. (a)	15,730	3,886,568
Vestas Wind Systems A/S	47,500	1,213,257
		8,765,546
Machinery - 1.2%
Caterpillar, Inc.	12,190	2,631,212
Chart Industries, Inc. (a)	9,766	1,717,644
Ingersoll Rand, Inc.	158,434	7,470,163
Parker Hannifin Corp.	2,400	653,208
		12,472,227
Professional Services - 1.8%
ASGN, Inc. (a)	22,340	2,127,438
Clarivate Analytics PLC (a)	218,873	3,232,754
CoStar Group, Inc. (a)	5,900	359,546
KBR, Inc.	199,997	9,951,851
Kforce, Inc.	10,824	710,920
Upwork, Inc. (a)	110,741	2,021,023
		18,403,532
Road & Rail - 0.6%
Uber Technologies, Inc. (a)	240,308	5,575,146
Trading Companies & Distributors - 0.8%
Azelis Group NV	17,900	449,283
Ferguson PLC	60,769	7,299,131
		7,748,414

TOTAL INDUSTRIALS		61,773,171

INFORMATION TECHNOLOGY - 31.7%
Electronic Equipment & Components - 0.2%
Teledyne Technologies, Inc. (a)	5,951	2,411,048
IT Services - 1.9%
Cloudflare, Inc. (a)	39,674	2,221,744
Cognizant Technology Solutions Corp. Class A	92,638	6,920,059
MasterCard, Inc. Class A	9,749	3,488,875
MongoDB, Inc. Class A (a)	23,701	5,620,692
Okta, Inc. (a)	1,100	91,355
Snowflake, Inc. (a)	1,700	217,005
		18,559,730
Semiconductors & Semiconductor Equipment - 6.7%
Aixtron AG	104,313	3,072,874
Allegro MicroSystems LLC (a)	27,800	715,850
ASML Holding NV	8,171	4,708,866
eMemory Technology, Inc.	7,897	414,170
Enphase Energy, Inc. (a)	36,331	6,764,469
NVIDIA Corp.	90,583	16,913,658
NXP Semiconductors NV	11,566	2,194,764
Qualcomm, Inc.	126,460	18,111,601
Silicon Laboratories, Inc. (a)	2,100	313,236
SiTime Corp. (a)	11,278	2,402,214
SolarEdge Technologies, Inc. (a)	23,516	6,414,930
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,000	95,300
Universal Display Corp.	35,755	4,516,214
		66,638,146
Software - 18.6%
Adobe, Inc. (a)	51,206	21,326,275
Confluent, Inc. (d)	53,927	1,139,478
Elastic NV (a)	988	60,910
Epic Games, Inc. (a)(c)(f)	805	748,650
GitLab, Inc. (d)	2,700	105,138
HashiCorp, Inc. (d)	40,167	1,406,648
HubSpot, Inc. (a)	3,900	1,316,991
Intuit, Inc.	19,908	8,251,070
Mandiant, Inc. (a)	429,713	9,475,172
Manhattan Associates, Inc. (a)	37,081	4,484,205
Microsoft Corp.	415,311	112,910,594
Oracle Corp.	103,161	7,419,339
Palo Alto Networks, Inc. (a)	29,290	14,726,426
Samsara, Inc. (d)	6,000	67,500
Volue A/S (a)	248,102	833,832
		184,272,228
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	286,386	42,625,692

TOTAL INFORMATION TECHNOLOGY		314,506,844

MATERIALS - 4.5%
Chemicals - 3.8%
Albemarle Corp. U.S.	46,978	12,234,011
CF Industries Holdings, Inc.	90,149	8,904,017
Sherwin-Williams Co.	43,803	11,740,956
The Chemours Co. LLC	101,217	4,361,441
		37,240,425
Metals & Mining - 0.7%
First Quantum Minerals Ltd.	96,269	2,787,185
Lynas Rare Earths Ltd. (a)	431,362	3,023,329
MP Materials Corp. (a)(d)	41,205	1,624,713
		7,435,227

TOTAL MATERIALS		44,675,652

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Prologis (REIT), Inc.	35,995	4,588,643
Welltower, Inc.	7,304	650,713
		5,239,356
Real Estate Management & Development - 0.2%
Doma Holdings, Inc. (a)(c)	115,014	218,527
WeWork, Inc. (a)	200,014	1,458,102
		1,676,629

TOTAL REAL ESTATE		6,915,985

UTILITIES - 0.3%
Electric Utilities - 0.2%
ORSTED A/S (e)	16,100	1,814,622
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP	20,267	721,100

TOTAL UTILITIES		2,535,722

TOTAL COMMON STOCKS
(Cost $663,812,646)		982,869,615

Convertible Preferred Stocks - 0.4%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(c)(f)	26,300	120,270
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(f)	38,419	1,203
Software - 0.1%
ASAPP, Inc. Series C (a)(c)(f)	90,925	320,965

TOTAL INFORMATION TECHNOLOGY		322,168

MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(c)(f)	21,131	1,035,630
Series C3 (a)(c)(f)	26,414	1,294,550
Series C4 (a)(c)(f)	6,345	310,968
Series C5 (c)(f)	13,150	644,482
		3,285,630
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,827,365)		3,728,068

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.82% (g)	27,283,001	27,288,458
Fidelity Securities Lending Cash Central Fund 0.82% (g)(h)	9,014,519	9,015,421
TOTAL MONEY MARKET FUNDS
(Cost $36,303,879)		36,303,879
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $702,943,890)		1,022,901,562
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(30,221,912)
NET ASSETS - 100%		$992,679,650

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,920,634 or 0.5% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,084,357 or 0.6% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
ASAPP, Inc. Series C	4/30/21	$599,841
Doma Holdings, Inc.	3/2/21	$1,150,140
ElevateBio LLC Series C	3/9/21	$110,329
Epic Games, Inc.	3/29/21	$712,425
Illuminated Holdings, Inc. Series C2	7/7/20	$528,275
Illuminated Holdings, Inc. Series C3	7/7/20	$792,420
Illuminated Holdings, Inc. Series C4	1/8/21	$228,420
Illuminated Holdings, Inc. Series C5	6/16/21	$568,080
Innovid Corp.	6/24/21	$593,130

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.82%	$5,815,026	$200,590,641	$179,117,209	$24,457	$--	$--	$27,288,458	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	3,733,005	59,186,915	53,904,499	13,432	--	--	9,015,421	0.0%
Total	$9,548,031	$259,777,556	$233,021,708	$37,889	$--	$--	$36,303,879

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$147,423,367	$147,251,314	$172,053	$--
Consumer Discretionary	88,226,043	83,699,558	4,526,485	--
Consumer Staples	37,115,388	31,812,019	5,303,369	--
Energy	45,827,864	45,827,864	--	--
Financials	56,673,027	56,158,793	514,234	--
Health Care	177,316,822	177,170,052	--	146,770
Industrials	61,773,171	60,559,914	1,213,257	--
Information Technology	314,829,012	313,344,024	414,170	1,070,818
Materials	47,961,282	41,652,323	3,023,329	3,285,630
Real Estate	6,915,985	6,915,985	--	--
Utilities	2,535,722	721,100	1,814,622	--
Money Market Funds	36,303,879	36,303,879	--	--
Total Investments in Securities:	$1,022,901,562	$1,001,416,825	$16,981,519	$4,503,218

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,606,018) — See accompanying schedule: Unaffiliated issuers (cost $666,640,011)	$986,597,683
Fidelity Central Funds (cost $36,303,879)	36,303,879
Total Investment in Securities (cost $702,943,890)		$1,022,901,562
Cash		77,380
Foreign currency held at value (cost $22,602)		22,612
Receivable for investments sold		2,154,002
Receivable for fund shares sold		40,387,753
Dividends receivable		760,495
Distributions receivable from Fidelity Central Funds		25,535
Other receivables		16,169
Total assets		1,066,345,508
Liabilities
Payable for investments purchased
Regular delivery	$63,347,799
Delayed delivery	172,053
Payable for fund shares redeemed	102,405
Accrued management fee	1,178
Other payables and accrued expenses	1,027,782
Collateral on securities loaned	9,014,641
Total liabilities		73,665,858
Net Assets		$992,679,650
Net Assets consist of:
Paid in capital		$629,697,721
Total accumulated earnings (loss)		362,981,929
Net Assets		$992,679,650
Net Asset Value, offering price and redemption price per share ($992,679,650 ÷ 73,139,541 shares)		$13.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$(483,462)
Special dividends		648,053
Income from Fidelity Central Funds (including $13,432 from security lending)		37,889
Total income		202,480
Expenses
Custodian fees and expenses	$20,345
Independent trustees' fees and expenses	1,888
Interest	2,878
Total expenses before reductions	25,111
Expense reductions	(4,605)
Total expenses after reductions		20,506
Net investment income (loss)		181,974
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $109,979)	45,969,406
Foreign currency transactions	(4,013)
Total net realized gain (loss)		45,965,393
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $32,912)	(234,124,932)
Unfunded commitments	59,640
Assets and liabilities in foreign currencies	(1,577)
Total change in net unrealized appreciation (depreciation)		(234,066,869)
Net gain (loss)		(188,101,476)
Net increase (decrease) in net assets resulting from operations		$(187,919,502)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$181,974	$10,798,695
Net realized gain (loss)	45,965,393	187,264,860
Change in net unrealized appreciation (depreciation)	(234,066,869)	78,025,985
Net increase (decrease) in net assets resulting from operations	(187,919,502)	276,089,540
Distributions to shareholders	(197,714,407)	(221,400,049)
Share transactions
Proceeds from sales of shares	182,329,507	185,720,214
Reinvestment of distributions	197,714,407	221,400,048
Cost of shares redeemed	(124,935,876)	(346,246,254)
Net increase (decrease) in net assets resulting from share transactions	255,108,038	60,874,008
Total increase (decrease) in net assets	(130,525,871)	115,563,499
Net Assets
Beginning of period	1,123,205,521	1,007,642,022
End of period	$992,679,650	$1,123,205,521
Other Information
Shares
Sold	12,334,056	10,636,009
Issued in reinvestment of distributions	12,026,424	13,907,038
Redeemed	(8,117,845)	(18,706,744)
Net increase (decrease)	16,242,635	5,836,303

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Series Equity Growth Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.74	$19.73	$15.53	$14.20	$15.41	$11.22
Income from Investment Operations
Net investment income (loss)A,B	–C,D	.17E	.10	.12	.13	.08
Net realized and unrealized gain (loss)	(2.72)	4.20	6.02	2.33	1.05	4.12
Total from investment operations	(2.72)	4.37	6.12	2.45	1.18	4.20
Distributions from net investment income	(.20)	(.13)	(.13)	(.13)	(.09)	(.01)
Distributions from net realized gain	(3.26)	(4.23)	(1.79)	(.99)	(2.30)	–
Total distributions	(3.45)F	(4.36)	(1.92)	(1.12)	(2.39)	(.01)
Net asset value, end of period	$13.57	$19.74	$19.73	$15.53	$14.20	$15.41
Total ReturnG,H	(16.81)%	27.43%	44.43%	19.73%	8.96%	37.51%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	- %K,L	.01%	.01%	.01%	.01%	.32%
Expenses net of fee waivers, if any	- %K,L	- %L	.01%	.01%	.01%	.32%
Expenses net of all reductions	- %K,L	- %L	.01%	.01%	- %L	.32%
Net investment income (loss)	(.03)%C,K	.95%E	.65%	.84%	.92%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$992,680	$1,123,206	$1,007,642	$977,722	$947,353	$933,562
Portfolio turnover rateM	58%K	51%	56%	52%	38%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.09) %.

 D Amount represents less than $.005 per share.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount represents less than .005%.

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022

1. Organization.

Fidelity Advisor Series Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. During the period, dividend income and net realized appreciation (depreciation) were adjusted as presented in the table below as a result of a change in the prior period estimate, which had no impact on the total net assets or total return.

	Dividend Income	Net Unrealized Appreciation (Depreciation)
Fidelity Advisor Series Equity Growth Fund	$(3,536,938)	$3,536,938

Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$368,283,901
Gross unrealized depreciation	(49,007,802)
Net unrealized appreciation (depreciation)	$319,276,099
Tax cost	$703,625,463

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Equity Growth Fund	358,847,735	307,829,714

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Series Equity Growth Fund	$4,521

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Series Equity Growth Fund	Borrower	$40,915,000.51%		$2,878

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Series Equity Growth Fund	38,137,324	17,142,950	3,230,669

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Series Equity Growth Fund	$1,586	$325	$63,735

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through March 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $4,605.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Advisor Series Equity Growth Fund	- %-C
Actual		$1,000.00	$831.90	$--D
Hypothetical-E		$1,000.00	$1,024.93	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Equity Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through March 31, 2025.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AXM1-SANN-0722
1.9860269.107

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 21, 2022